UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.5%
Aptiv plc	404,075	31,974,455
BorgWarner, Inc.	318,883	13,042,315
Ford Motor Co.	5,960,861	52,455,577
General Motors Co.	2,009,784	78,421,771
Harley-Davidson, Inc.	245,670	9,055,396
The Goodyear Tire & Rubber Co.	354,036	7,502,023
		192,451,537

Banks 5.8%
Bank of America Corp.	13,959,710	397,432,944
BB&T Corp.	1,175,313	57,355,274
Citigroup, Inc.	3,735,313	240,778,276
Citizens Financial Group, Inc.	714,100	24,222,272
Comerica, Inc.	248,104	19,535,709
Fifth Third Bancorp	999,347	26,802,487
First Republic Bank	251,352	24,288,144
Huntington Bancshares, Inc.	1,616,013	21,396,012
JPMorgan Chase & Co.	5,086,115	526,412,903
KeyCorp	1,588,336	26,159,894
M&T Bank Corp.	214,856	35,352,406
People’s United Financial, Inc.	582,458	9,540,662
Regions Financial Corp.	1,582,063	23,999,896
SunTrust Banks, Inc.	687,532	40,853,151
SVB Financial Group *	81,638	19,052,676
The PNC Financial Services Group, Inc.	705,960	86,600,113
U.S. Bancorp	2,323,903	118,890,877
Wells Fargo & Co.	6,480,044	316,938,952
Zions Bancorp NA	292,798	13,934,257
		2,029,546,905

Capital Goods 6.7%
3M Co.	890,748	178,416,824
A.O. Smith Corp.	218,924	10,477,703
Allegion plc	145,811	12,519,332
AMETEK, Inc.	353,100	25,740,990
Arconic, Inc.	665,569	12,526,009
Caterpillar, Inc.	902,820	120,219,511
Cummins, Inc.	226,389	33,304,086
Deere & Co.	492,156	80,713,584
Dover Corp.	224,240	19,694,999
Eaton Corp. plc	661,924	50,471,705
Emerson Electric Co.	959,254	62,802,359
Fastenal Co.	437,224	26,434,563
Flowserve Corp.	197,100	8,680,284
Fluor Corp.	218,021	7,973,028
Fortive Corp.	450,605	33,790,869
Fortune Brands Home & Security, Inc.	217,200	9,839,160
General Dynamics Corp.	426,050	72,926,978
General Electric Co.	13,304,373	135,172,430
Harris Corp.	179,276	27,461,498
Honeywell International, Inc.	1,132,558	162,669,306
Security	Number of Shares	Value ($)
Huntington Ingalls Industries, Inc.	64,800	13,377,960
Illinois Tool Works, Inc.	467,697	64,219,475
Ingersoll-Rand plc	376,482	37,663,259
Jacobs Engineering Group, Inc.	184,703	11,968,754
Johnson Controls International plc	1,413,816	47,744,566
L3 Technologies, Inc.	120,352	23,694,902
Lockheed Martin Corp.	378,385	109,614,351
Masco Corp.	467,298	15,145,128
Northrop Grumman Corp.	265,745	73,226,035
PACCAR, Inc.	533,031	34,924,191
Parker-Hannifin Corp.	201,236	33,165,705
Pentair plc	240,982	9,926,049
Quanta Services, Inc.	225,500	7,969,170
Raytheon Co.	435,765	71,796,641
Rockwell Automation, Inc.	185,310	31,413,751
Roper Technologies, Inc.	157,727	44,677,750
Snap-on, Inc.	84,989	14,107,324
Stanley Black & Decker, Inc.	230,352	29,125,707
Textron, Inc.	374,333	19,925,746
The Boeing Co.	807,704	311,466,816
TransDigm Group, Inc. *	74,144	28,990,304
United Rentals, Inc. *	124,172	15,553,785
United Technologies Corp.	1,241,106	146,537,385
W.W. Grainger, Inc.	70,063	20,695,910
Xylem, Inc.	274,403	19,553,958
		2,328,319,840

Commercial & Professional Services 0.7%
Cintas Corp.	131,576	24,671,816
Copart, Inc. *	314,600	15,928,198
Equifax, Inc.	185,795	19,883,781
IHS Markit Ltd. *	547,655	28,434,248
Nielsen Holdings plc	549,853	14,120,225
Republic Services, Inc.	333,280	25,565,909
Robert Half International, Inc.	185,042	11,922,256
Rollins, Inc.	228,118	8,495,114
Verisk Analytics, Inc. *	251,284	29,503,254
Waste Management, Inc.	600,992	57,496,905
		236,021,706

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	233,214	9,906,931
D.R. Horton, Inc.	525,292	20,197,477
Garmin Ltd.	185,699	12,846,657
Hanesbrands, Inc.	541,000	8,109,590
Hasbro, Inc.	179,475	16,253,256
Leggett & Platt, Inc.	199,037	8,152,555
Lennar Corp., Class A	449,524	21,316,428
Mattel, Inc. *	538,671	6,377,865
Mohawk Industries, Inc. *	97,432	12,548,267
Newell Brands, Inc.	654,650	13,885,126
NIKE, Inc., Class B	1,945,956	159,334,877
PulteGroup, Inc.	391,486	10,887,226
PVH Corp.	117,107	12,777,545
Ralph Lauren Corp.	83,426	9,689,096

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	442,328	17,122,517
Under Armour, Inc., Class A *	288,800	5,989,712
Under Armour, Inc., Class C *	286,892	5,433,734
VF Corp.	498,658	41,972,044
Whirlpool Corp.	96,990	12,900,640
		405,701,543

Consumer Services 1.8%
Carnival Corp.	614,692	35,393,965
Chipotle Mexican Grill, Inc. *	37,424	19,820,125
Darden Restaurants, Inc.	189,355	19,869,020
H&R Block, Inc.	308,705	7,282,351
Hilton Worldwide Holdings, Inc.	454,368	33,841,329
Marriott International, Inc., Class A	432,065	49,484,404
McDonald’s Corp.	1,179,123	210,803,610
MGM Resorts International	760,228	22,381,112
Norwegian Cruise Line Holdings Ltd. *	338,002	17,383,443
Royal Caribbean Cruises Ltd.	261,941	31,446,017
Starbucks Corp.	1,897,414	129,289,790
Wynn Resorts Ltd.	150,373	18,497,383
Yum! Brands, Inc.	476,940	44,822,821
		640,315,370

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	80,700	8,469,465
American Express Co.	1,071,149	110,007,002
Ameriprise Financial, Inc.	213,686	27,052,648
Berkshire Hathaway, Inc., Class B *	2,975,309	611,545,012
BlackRock, Inc.	185,874	77,152,580
Capital One Financial Corp.	726,123	58,518,253
Cboe Global Markets, Inc.	173,414	16,174,324
CME Group, Inc.	547,097	99,724,841
Discover Financial Services	515,730	34,806,618
E*TRADE Financial Corp.	390,728	18,231,368
Franklin Resources, Inc.	453,596	13,430,978
Intercontinental Exchange, Inc.	872,704	66,988,759
Invesco Ltd.	632,896	11,531,365
Jefferies Financial Group, Inc.	432,451	8,999,305
Moody’s Corp.	254,097	40,276,915
Morgan Stanley	1,999,655	84,585,406
MSCI, Inc.	134,433	22,889,907
Nasdaq, Inc.	173,400	15,266,136
Northern Trust Corp.	339,736	30,053,047
Raymond James Financial, Inc.	197,333	15,885,306
S&P Global, Inc.	384,529	73,694,983
State Street Corp.	580,633	41,166,880
Synchrony Financial	1,003,616	30,148,625
T. Rowe Price Group, Inc.	366,109	34,216,547
The Bank of New York Mellon Corp.	1,392,943	72,878,778
The Charles Schwab Corp. (a)	1,830,150	85,596,115
The Goldman Sachs Group, Inc.	529,111	104,769,269
		1,814,060,432

Energy 5.4%
Anadarko Petroleum Corp.	770,853	36,484,473
Apache Corp.	577,010	18,937,468
Baker Hughes, a GE Co.	779,758	18,378,896
Cabot Oil & Gas Corp.	665,522	16,604,774
Chevron Corp.	2,922,827	335,102,116
Cimarex Energy Co.	146,330	11,024,502
Concho Resources, Inc. *	305,079	36,560,667
ConocoPhillips	1,760,813	119,189,432
Devon Energy Corp.	716,074	19,083,372
Diamondback Energy, Inc.	236,880	24,427,066
EOG Resources, Inc.	886,917	87,982,166
Exxon Mobil Corp.	6,476,095	474,568,242
Security	Number of Shares	Value ($)
Halliburton Co.	1,336,667	41,917,877
Helmerich & Payne, Inc.	169,151	9,470,765
Hess Corp.	378,337	20,430,198
HollyFrontier Corp.	244,100	13,752,594
Kinder Morgan, Inc.	2,904,479	52,571,070
Marathon Oil Corp.	1,260,932	19,910,116
Marathon Petroleum Corp.	1,057,455	70,066,968
National Oilwell Varco, Inc.	587,024	17,305,468
Newfield Exploration Co. *	312,685	5,715,882
Noble Energy, Inc.	730,879	16,327,837
Occidental Petroleum Corp.	1,155,458	77,161,485
ONEOK, Inc.	629,329	40,409,215
Phillips 66	650,528	62,066,876
Pioneer Natural Resources Co.	260,948	37,138,119
Schlumberger Ltd.	2,121,919	93,810,039
TechnipFMC plc	643,400	14,772,464
The Williams Cos., Inc.	1,849,899	49,817,780
Valero Energy Corp.	647,862	56,895,241
		1,897,883,168

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	670,211	143,847,387
Sysco Corp.	731,528	46,708,063
The Kroger Co.	1,220,187	34,567,898
Walgreens Boots Alliance, Inc.	1,229,617	88,852,124
Walmart, Inc.	2,177,612	208,680,558
		522,656,030

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	2,874,286	141,846,014
Archer-Daniels-Midland Co.	856,025	38,435,523
Brown-Forman Corp., Class B	251,705	11,893,061
Campbell Soup Co.	291,411	10,324,692
ConAgra Brands, Inc.	736,749	15,943,248
Constellation Brands, Inc., Class A	255,202	44,318,379
General Mills, Inc.	913,369	40,590,118
Hormel Foods Corp.	418,461	17,709,270
Kellogg Co.	387,592	22,871,804
Lamb Weston Holdings, Inc.	224,855	16,257,017
McCormick & Co., Inc. — Non Voting Shares	186,969	23,116,847
Molson Coors Brewing Co., Class B	285,210	18,997,838
Mondelez International, Inc., Class A	2,223,471	102,857,768
Monster Beverage Corp. *	611,616	35,008,900
PepsiCo, Inc.	2,158,827	243,235,038
Philip Morris International, Inc.	2,377,839	182,427,808
The Coca-Cola Co.	5,858,661	281,977,354
The Hershey Co.	214,770	22,787,097
The JM Smucker Co.	174,640	18,316,243
The Kraft Heinz Co.	951,845	45,745,671
Tyson Foods, Inc., Class A	449,990	27,863,381
		1,362,523,071

Health Care Equipment & Services 6.6%
Abbott Laboratories	2,685,640	195,998,007
ABIOMED, Inc. *	68,922	24,196,447
Align Technology, Inc. *	111,077	27,652,619
AmerisourceBergen Corp.	240,665	20,064,241
Anthem, Inc.	395,584	119,861,952
Baxter International, Inc.	758,474	54,981,780
Becton, Dickinson & Co.	410,160	102,318,514
Boston Scientific Corp. *	2,115,421	80,703,311
Cardinal Health, Inc.	452,733	22,623,068
Centene Corp. *	313,369	40,916,590
Cerner Corp. *	501,795	27,553,563
Cigna Corp. *	582,389	116,367,146

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CVS Health Corp.	1,977,977	129,656,392
Danaher Corp.	943,161	104,615,418
DaVita, Inc. *	194,691	10,928,006
DENTSPLY SIRONA, Inc.	339,734	14,251,841
Edwards Lifesciences Corp. *	319,609	54,467,766
HCA Healthcare, Inc.	411,656	57,397,196
Henry Schein, Inc. *	231,685	18,001,925
Hologic, Inc. *	411,655	18,277,482
Humana, Inc.	209,855	64,843,097
IDEXX Laboratories, Inc. *	131,745	28,032,701
Intuitive Surgical, Inc. *	174,599	91,427,020
Laboratory Corp. of America Holdings *	153,471	21,386,184
McKesson Corp.	299,068	38,355,471
Medtronic plc	2,053,973	181,550,674
Quest Diagnostics, Inc.	208,314	18,196,228
ResMed, Inc.	217,848	20,732,594
Stryker Corp.	474,896	84,327,283
Teleflex, Inc.	69,990	19,142,265
The Cooper Cos., Inc.	75,320	20,996,203
UnitedHealth Group, Inc.	1,471,340	397,556,068
Universal Health Services, Inc., Class B	130,414	17,283,767
Varian Medical Systems, Inc. *	140,286	18,521,961
WellCare Health Plans, Inc. *	76,776	21,227,029
Zimmer Biomet Holdings, Inc.	312,793	34,269,601
		2,318,681,410

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	374,524	24,197,996
Colgate-Palmolive Co.	1,327,445	85,859,143
Coty, Inc., Class A *	671,800	5,213,168
Kimberly-Clark Corp.	530,188	59,052,339
The Clorox Co.	195,180	28,960,808
The Estee Lauder Cos., Inc., Class A	335,752	45,803,288
The Procter & Gamble Co.	3,811,288	367,674,953
		616,761,695

Insurance 2.4%
Aflac, Inc.	1,164,856	55,563,631
American International Group, Inc.	1,354,879	58,571,419
Aon plc	368,673	57,597,783
Arthur J. Gallagher & Co.	282,657	21,117,305
Assurant, Inc.	79,449	7,658,089
Brighthouse Financial, Inc. *	182,837	6,827,134
Chubb Ltd.	704,963	93,795,327
Cincinnati Financial Corp.	231,162	18,751,862
Everest Re Group Ltd.	61,567	13,486,251
Lincoln National Corp.	325,371	19,030,950
Loews Corp.	425,153	20,364,829
Marsh & McLennan Cos., Inc.	768,605	67,783,275
MetLife, Inc.	1,510,128	68,967,546
Principal Financial Group, Inc.	398,867	19,971,271
Prudential Financial, Inc.	632,422	58,271,363
The Allstate Corp.	525,462	46,172,346
The Hartford Financial Services Group, Inc.	548,009	25,712,582
The Progressive Corp.	893,325	60,111,839
The Travelers Cos., Inc.	403,765	50,688,658
Torchmark Corp.	157,794	13,216,825
Unum Group	337,415	11,728,545
Willis Towers Watson plc	198,572	32,325,536
		827,714,366

Materials 2.7%
Air Products & Chemicals, Inc.	336,856	55,375,758
Albemarle Corp.	163,453	13,195,561
Avery Dennison Corp.	133,826	13,978,126
Security	Number of Shares	Value ($)
Ball Corp.	518,006	27,081,354
Celanese Corp.	203,000	19,439,280
CF Industries Holdings, Inc.	351,018	15,321,936
DowDuPont, Inc.	3,509,906	188,868,042
Eastman Chemical Co.	212,792	17,155,291
Ecolab, Inc.	389,545	61,614,333
FMC Corp.	204,400	16,311,120
Freeport-McMoRan, Inc.	2,220,063	25,841,533
International Flavors & Fragrances, Inc.	155,673	22,071,318
International Paper Co.	616,717	29,250,887
Linde plc	842,858	137,394,282
LyondellBasell Industries N.V., Class A	480,774	41,812,915
Martin Marietta Materials, Inc.	94,900	16,766,932
Newmont Mining Corp.	808,997	27,594,888
Nucor Corp.	481,307	29,475,241
Packaging Corp. of America	146,084	13,778,643
PPG Industries, Inc.	367,946	38,796,226
Sealed Air Corp.	238,868	9,435,286
The Mosaic Co.	545,093	17,595,602
The Sherwin-Williams Co.	125,653	52,965,252
Vulcan Materials Co.	202,038	20,537,163
WestRock Co.	387,322	15,767,878
		927,424,847

Media & Entertainment 8.2%
Activision Blizzard, Inc.	1,169,735	55,258,281
Alphabet, Inc., Class A *	457,225	514,785,055
Alphabet, Inc., Class C *	470,530	525,285,576
CBS Corp., Class B — Non Voting Shares	514,922	25,468,042
Charter Communications, Inc., Class A *	269,521	89,224,927
Comcast Corp., Class A	6,943,819	253,935,461
Discovery, Inc., Class A *	245,778	6,975,180
Discovery, Inc., Class C *	546,665	14,568,622
DISH Network Corp., Class A *	354,595	10,875,429
Electronic Arts, Inc. *	462,491	42,660,170
Facebook, Inc., Class A *	3,674,374	612,481,402
Netflix, Inc. *	666,925	226,421,038
News Corp., Class A	571,418	7,331,293
News Corp., Class B	205,200	2,653,236
Omnicom Group, Inc.	342,300	26,658,324
Take-Two Interactive Software, Inc. *	174,024	18,368,233
The Interpublic Group of Cos., Inc.	589,365	13,408,054
The Walt Disney Co.	2,276,722	253,900,037
TripAdvisor, Inc. *	158,917	9,118,657
Twenty-First Century Fox, Inc., Class A	1,617,369	79,752,465
Twenty-First Century Fox, Inc., Class B	743,811	36,491,368
Twitter, Inc. *	1,106,435	37,131,959
Viacom, Inc., Class B	537,591	15,815,927
		2,878,568,736

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	2,300,445	184,702,729
Agilent Technologies, Inc.	487,587	37,080,991
Alexion Pharmaceuticals, Inc. *	341,758	42,022,564
Allergan plc	485,047	69,837,067
Amgen, Inc.	974,338	182,308,383
Biogen, Inc. *	308,064	102,825,602
Bristol-Myers Squibb Co.	2,496,445	123,249,490
Celgene Corp. *	1,069,152	94,577,186
Eli Lilly & Co.	1,441,855	172,820,740
Gilead Sciences, Inc.	1,978,273	138,498,893
Illumina, Inc. *	224,958	62,940,999
Incyte Corp. *	271,147	21,851,737
IQVIA Holdings, Inc. *	242,904	31,337,045
Johnson & Johnson	4,102,067	545,903,076
Merck & Co., Inc.	3,977,031	296,010,417
Mettler-Toledo International, Inc. *	38,000	24,250,080

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mylan N.V. *	783,582	23,468,281
Nektar Therapeutics *	266,100	11,266,674
PerkinElmer, Inc.	171,310	15,503,555
Perrigo Co., plc	191,595	8,899,588
Pfizer, Inc.	8,840,737	375,289,286
Regeneron Pharmaceuticals, Inc. *	119,015	51,089,569
Thermo Fisher Scientific, Inc.	615,599	151,234,206
Vertex Pharmaceuticals, Inc. *	390,991	74,644,092
Waters Corp. *	115,801	26,775,507
Zoetis, Inc.	735,245	63,348,709
		2,931,736,466

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	163,260	21,502,975
American Tower Corp.	673,636	116,431,246
Apartment Investment & Management Co., Class A	236,689	11,720,839
AvalonBay Communities, Inc.	211,108	40,726,955
Boston Properties, Inc.	237,384	31,303,828
CBRE Group, Inc., Class A *	483,940	22,140,255
Crown Castle International Corp.	634,986	74,331,461
Digital Realty Trust, Inc.	313,620	33,977,591
Duke Realty Corp.	543,817	15,901,209
Equinix, Inc.	122,721	48,352,074
Equity Residential	564,188	40,937,481
Essex Property Trust, Inc.	101,156	27,433,507
Extra Space Storage, Inc.	194,951	19,224,118
Federal Realty Investment Trust	113,470	15,042,718
HCP, Inc.	735,516	23,198,175
Host Hotels & Resorts, Inc.	1,137,083	20,535,719
Iron Mountain, Inc.	440,290	16,378,788
Kimco Realty Corp.	631,665	10,744,622
Mid-America Apartment Communities, Inc.	174,881	17,711,948
Prologis, Inc.	964,462	66,702,192
Public Storage	228,968	48,660,279
Realty Income Corp.	452,272	31,066,564
Regency Centers Corp.	259,200	16,848,000
SBA Communications Corp. *	172,348	31,458,680
Simon Property Group, Inc.	473,175	86,174,631
SL Green Realty Corp.	131,590	12,162,864
The Macerich Co.	159,279	7,352,319
UDR, Inc.	418,300	18,300,625
Ventas, Inc.	547,525	35,309,887
Vornado Realty Trust	265,891	18,588,440
Welltower, Inc.	573,727	44,458,105
Weyerhaeuser Co.	1,143,686	30,010,321
		1,054,688,416

Retailing 6.5%
Advance Auto Parts, Inc.	111,052	17,679,478
Amazon.com, Inc. *	628,181	1,079,673,530
AutoZone, Inc. *	38,601	32,708,171
Best Buy Co., Inc.	355,474	21,058,280
Booking Holdings, Inc. *	70,848	129,850,923
CarMax, Inc. *	265,898	15,629,484
Dollar General Corp.	401,695	46,367,654
Dollar Tree, Inc. *	364,809	35,324,456
eBay, Inc. *	1,382,833	46,532,331
Expedia Group, Inc.	181,909	21,692,648
Foot Locker, Inc.	176,800	9,881,352
Genuine Parts Co.	224,431	22,402,702
Kohl’s Corp.	250,448	17,203,273
L Brands, Inc.	352,628	9,817,164
LKQ Corp. *	487,600	12,784,872
Lowe’s Cos., Inc.	1,228,514	118,133,906
Macy’s, Inc.	463,802	12,197,993
Security	Number of Shares	Value ($)
Nordstrom, Inc.	177,565	8,240,792
O'Reilly Automotive, Inc. *	122,223	42,125,379
Ross Stores, Inc.	569,688	52,479,659
Target Corp.	799,240	58,344,520
The Gap, Inc.	321,762	8,185,625
The Home Depot, Inc.	1,728,020	317,143,511
The TJX Cos., Inc.	1,893,707	94,174,049
Tiffany & Co.	166,148	14,742,312
Tractor Supply Co.	187,301	15,995,505
Ulta Salon, Cosmetics & Fragrance, Inc. *	86,700	25,309,464
		2,285,679,033

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	1,349,309	32,936,633
Analog Devices, Inc.	566,911	56,044,821
Applied Materials, Inc.	1,503,308	58,749,277
Broadcom, Inc.	632,232	169,596,234
Intel Corp.	6,979,036	328,852,176
KLA-Tencor Corp.	235,615	25,109,491
Lam Research Corp.	237,575	40,287,969
Maxim Integrated Products, Inc.	425,153	23,073,053
Microchip Technology, Inc.	362,387	29,125,043
Micron Technology, Inc. *	1,716,983	65,623,090
NVIDIA Corp.	932,766	134,085,113
Qorvo, Inc. *	188,900	12,346,504
QUALCOMM, Inc.	1,853,462	91,783,438
Skyworks Solutions, Inc.	268,880	19,638,995
Texas Instruments, Inc.	1,468,161	147,814,450
Xilinx, Inc.	388,312	43,467,645
		1,278,533,932

Software & Services 10.8%
Accenture plc, Class A	975,319	149,760,233
Adobe Systems, Inc. *	746,450	184,985,239
Akamai Technologies, Inc. *	247,185	16,091,744
Alliance Data Systems Corp.	71,700	12,733,203
ANSYS, Inc. *	127,000	20,872,450
Autodesk, Inc. *	334,518	49,241,050
Automatic Data Processing, Inc.	669,891	93,677,557
Broadridge Financial Solutions, Inc.	177,480	17,895,308
Cadence Design Systems, Inc. *	428,300	20,571,249
Citrix Systems, Inc.	196,646	20,164,081
Cognizant Technology Solutions Corp., Class A	883,965	61,594,681
DXC Technology Co.	428,284	27,461,570
Fidelity National Information Services, Inc.	501,829	52,456,185
Fiserv, Inc. *	607,460	50,376,658
FleetCor Technologies, Inc. *	136,073	27,460,892
Fortinet, Inc. *	221,000	16,921,970
Gartner, Inc. *	138,760	18,856,096
Global Payments, Inc.	242,244	27,199,156
International Business Machines Corp.	1,390,486	186,909,128
Intuit, Inc.	396,824	85,642,556
Jack Henry & Associates, Inc.	118,192	15,784,542
Mastercard, Inc., Class A	1,389,767	293,421,507
Microsoft Corp.	11,821,008	1,234,467,866
Oracle Corp.	3,897,504	195,771,626
Paychex, Inc.	487,995	34,550,046
PayPal Holdings, Inc. *	1,802,319	159,973,834
Red Hat, Inc. *	271,162	48,223,450
salesforce.com, Inc. *	1,169,721	177,762,500
Symantec Corp.	985,069	20,706,150
Synopsys, Inc. *	227,250	21,213,788
The Western Union Co.	668,625	12,202,406
Total System Services, Inc.	256,671	23,000,288

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	163,704	27,710,176
Visa, Inc., Class A	2,687,872	362,889,599
		3,768,548,784

Technology Hardware & Equipment 5.3%
Amphenol Corp., Class A	460,380	40,476,610
Apple, Inc.	6,894,846	1,147,578,168
Arista Networks, Inc. *	79,776	17,134,289
Cisco Systems, Inc.	6,874,084	325,075,432
Corning, Inc.	1,224,653	40,731,959
F5 Networks, Inc. *	92,100	14,823,495
FLIR Systems, Inc.	210,279	10,278,438
Hewlett Packard Enterprise Co.	2,179,749	33,982,287
HP, Inc.	2,418,513	53,279,841
IPG Photonics Corp. *	55,795	7,420,735
Juniper Networks, Inc.	531,195	13,779,198
Keysight Technologies, Inc. *	285,511	21,133,524
Motorola Solutions, Inc.	250,855	29,327,458
NetApp, Inc.	387,227	24,693,466
Seagate Technology plc	402,022	17,801,534
TE Connectivity Ltd.	524,059	42,422,576
Western Digital Corp.	440,936	19,837,711
Xerox Corp.	310,939	8,771,589
		1,868,548,310

Telecommunication Services 2.0%
AT&T, Inc.	11,131,970	334,627,018
CenturyLink, Inc.	1,454,753	22,286,816
Verizon Communications, Inc.	6,319,655	347,960,204
		704,874,038

Transportation 2.1%
Alaska Air Group, Inc.	186,406	11,920,664
American Airlines Group, Inc.	625,477	22,373,312
C.H. Robinson Worldwide, Inc.	209,595	18,186,558
CSX Corp.	1,227,140	80,623,098
Delta Air Lines, Inc.	955,689	47,239,707
Expeditors International of Washington, Inc.	261,900	18,149,670
FedEx Corp.	371,288	65,929,610
JB Hunt Transport Services, Inc.	133,196	14,257,300
Kansas City Southern	156,595	16,559,921
Norfolk Southern Corp.	417,048	69,955,632
Southwest Airlines Co.	773,530	43,905,563
Union Pacific Corp.	1,126,700	179,224,169
United Continental Holdings, Inc. *	351,290	30,657,078
United Parcel Service, Inc., Class B	1,063,588	112,102,175
		731,084,457

Utilities 3.2%
AES Corp.	1,008,249	16,525,201
Alliant Energy Corp.	358,569	15,945,563
Ameren Corp.	376,169	26,083,558
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	752,662	59,550,617
American Water Works Co., Inc.	276,077	26,412,287
CenterPoint Energy, Inc.	760,303	23,508,569
CMS Energy Corp.	431,614	22,504,354
Consolidated Edison, Inc.	476,058	36,965,904
Dominion Energy, Inc.	1,168,756	82,093,421
DTE Energy Co.	279,519	32,913,362
Duke Energy Corp.	1,090,393	95,714,698
Edison International	500,824	28,531,943
Entergy Corp.	277,513	24,751,385
Evergy, Inc.	404,168	23,166,910
Eversource Energy	485,325	33,686,408
Exelon Corp.	1,481,009	70,732,990
FirstEnergy Corp.	741,735	29,076,012
NextEra Energy, Inc.	729,764	130,613,161
NiSource, Inc.	559,464	15,262,178
NRG Energy, Inc.	447,584	18,310,661
Pinnacle West Capital Corp.	172,624	15,211,627
PPL Corp.	1,103,569	34,563,781
Public Service Enterprise Group, Inc.	771,483	42,084,398
Sempra Energy	417,654	48,857,165
The Southern Co.	1,574,669	76,528,913
WEC Energy Group, Inc.	483,813	35,332,863
Xcel Energy, Inc.	786,063	41,158,259
		1,106,086,188
Total Common Stock
(Cost $18,867,026,465)		34,728,410,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
BNP Paribas
1.75%, 02/01/19 (b)	96,476,018	96,476,018
Total Short-Term Investment
(Cost $96,476,018)		96,476,018

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	1,229	166,191,525	5,063,708
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,787,189	42,961	—	1,830,150	$85,596,115	$1,064,960	$—	$233,412

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$34,728,410,280	$—	$—	$34,728,410,280
Short-Term Investment[1]	—	96,476,018	—	96,476,018
Futures Contracts[2]	5,063,708	—	—	5,063,708
Total	$34,733,473,988	$96,476,018	$—	$34,829,950,006
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Adient plc	25,818	509,647
Aptiv plc	80,800	6,393,704
Autoliv, Inc.	26,600	2,124,010
BorgWarner, Inc.	63,892	2,613,183
Dana, Inc.	45,700	805,234
Delphi Technologies plc	27,466	491,916
Ford Motor Co.	1,200,987	10,568,686
Garrett Motion, Inc. *	22,901	365,729
General Motors Co.	402,512	15,706,018
Gentex Corp.	80,644	1,708,040
Harley-Davidson, Inc.	50,210	1,850,741
Lear Corp.	19,590	3,015,489
Tesla, Inc. *	41,713	12,806,725
The Goodyear Tire & Rubber Co.	72,900	1,544,751
Thor Industries, Inc.	14,800	963,776
Veoneer, Inc. *(a)	26,600	792,946
Visteon Corp. *	9,200	707,388
		62,967,983

Banks 5.8%
Associated Banc-Corp.	51,800	1,121,470
Bank of America Corp.	2,803,461	79,814,535
Bank of Hawaii Corp.	12,970	1,002,970
Bank OZK	38,000	1,152,920
BankUnited, Inc.	31,300	1,058,253
BB&T Corp.	236,439	11,538,223
BOK Financial Corp.	9,900	822,789
Chemical Financial Corp.	22,600	1,004,796
CIT Group, Inc.	32,088	1,482,145
Citigroup, Inc.	750,128	48,353,251
Citizens Financial Group, Inc.	143,550	4,869,216
Comerica, Inc.	49,772	3,919,047
Commerce Bancshares, Inc.	30,467	1,821,927
Cullen/Frost Bankers, Inc.	19,600	1,906,688
East West Bancorp, Inc.	44,100	2,219,112
Essent Group Ltd. *	30,500	1,212,375
F.N.B. Corp.	100,483	1,170,627
Fifth Third Bancorp	201,115	5,393,904
First Citizens BancShares, Inc., Class A	2,700	1,100,331
First Hawaiian, Inc.	27,700	712,721
First Horizon National Corp.	99,933	1,467,016
First Republic Bank	50,200	4,850,826
Hancock Whitney Corp.	25,238	1,036,777
Home BancShares, Inc.	50,100	917,331
Huntington Bancshares, Inc.	324,306	4,293,811
IBERIABANK Corp.	17,454	1,289,676
Investors Bancorp, Inc.	70,517	856,076
JPMorgan Chase & Co.	1,021,378	105,712,623
KeyCorp	317,218	5,224,580
LendingTree, Inc. *	2,300	681,582
M&T Bank Corp.	43,051	7,083,612
MB Financial, Inc.	25,900	1,149,442
Security	Number of Shares	Value ($)
MGIC Investment Corp. *	111,600	1,392,768
New York Community Bancorp, Inc.	152,736	1,774,792
PacWest Bancorp	38,344	1,479,695
People’s United Financial, Inc.	114,993	1,883,585
Pinnacle Financial Partners, Inc.	22,700	1,220,579
Popular, Inc.	31,529	1,721,799
Prosperity Bancshares, Inc.	20,900	1,486,826
Radian Group, Inc.	65,144	1,253,371
Regions Financial Corp.	318,082	4,825,304
Signature Bank	16,200	2,062,422
Sterling Bancorp	69,400	1,335,256
SunTrust Banks, Inc.	137,803	8,188,254
SVB Financial Group *	16,200	3,780,756
Synovus Financial Corp.	50,909	1,803,197
TCF Financial Corp.	51,200	1,134,592
Texas Capital Bancshares, Inc. *	15,990	931,737
TFS Financial Corp.	16,400	267,484
The PNC Financial Services Group, Inc.	141,713	17,383,934
U.S. Bancorp	466,405	23,861,280
UMB Financial Corp.	13,800	888,168
Umpqua Holdings Corp.	67,400	1,191,632
United Bankshares, Inc.	32,600	1,153,062
Valley National Bancorp	102,900	1,040,319
Webster Financial Corp.	28,300	1,524,804
Wells Fargo & Co.	1,301,234	63,643,355
Western Alliance Bancorp *	30,400	1,346,112
Wintrust Financial Corp.	17,428	1,239,828
Zions Bancorp NA	58,698	2,793,438
		458,849,001

Capital Goods 6.9%
3M Co.	178,954	35,844,486
A.O. Smith Corp.	44,100	2,110,626
Acuity Brands, Inc.	12,500	1,511,375
AECOM *	47,300	1,447,853
AGCO Corp.	20,730	1,330,866
Air Lease Corp.	31,200	1,183,728
Allegion plc	29,200	2,507,112
Allison Transmission Holdings, Inc.	36,300	1,766,721
AMETEK, Inc.	71,305	5,198,135
Arconic, Inc.	130,940	2,464,291
Arcosa, Inc.	14,733	433,592
Barnes Group, Inc.	13,800	815,304
Beacon Roofing Supply, Inc. *	20,100	730,233
BWX Technologies, Inc.	30,500	1,415,810
Carlisle Cos., Inc.	18,136	1,953,791
Caterpillar, Inc.	181,296	24,141,375
Colfax Corp. *	28,000	693,000
Crane Co.	15,384	1,273,180
Cummins, Inc.	45,292	6,662,906
Curtiss-Wright Corp.	13,800	1,566,576
Deere & Co.	98,846	16,210,744
Donaldson Co., Inc.	38,900	1,839,192
Dover Corp.	45,037	3,955,600
Dycom Industries, Inc. *	9,100	528,255
Eaton Corp. plc	132,821	10,127,601

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EMCOR Group, Inc.	17,500	1,141,525
Emerson Electric Co.	192,228	12,585,167
Fastenal Co.	87,500	5,290,250
Flowserve Corp.	40,923	1,802,249
Fluor Corp.	44,158	1,614,858
Fortive Corp.	90,320	6,773,097
Fortune Brands Home & Security, Inc.	42,900	1,943,370
Gardner Denver Holdings, Inc. *	39,200	967,064
General Dynamics Corp.	85,474	14,630,585
General Electric Co.	2,666,702	27,093,692
Graco, Inc.	50,282	2,178,719
Harris Corp.	36,107	5,530,870
HD Supply Holdings, Inc. *	55,600	2,331,864
HEICO Corp., Class A	22,025	1,542,411
Hexcel Corp.	26,300	1,780,773
Honeywell International, Inc.	227,417	32,663,904
Hubbell, Inc.	16,932	1,851,176
Huntington Ingalls Industries, Inc.	13,200	2,725,140
IDEX Corp.	23,631	3,257,770
Illinois Tool Works, Inc.	93,747	12,872,401
Ingersoll-Rand plc	75,321	7,535,113
ITT, Inc.	27,300	1,434,888
Jacobs Engineering Group, Inc.	36,356	2,355,869
JELD-WEN Holding, Inc. *	19,300	344,312
Johnson Controls International plc	283,986	9,590,207
Kennametal, Inc.	25,500	958,290
L3 Technologies, Inc.	24,174	4,759,377
Lennox International, Inc.	11,200	2,567,936
Lincoln Electric Holdings, Inc.	20,100	1,737,444
Lockheed Martin Corp.	75,979	22,010,357
Masco Corp.	92,528	2,998,832
MasTec, Inc. *	19,292	856,179
MSC Industrial Direct Co., Inc., Class A	14,258	1,190,400
Navistar International Corp. *	18,700	614,108
Nordson Corp.	16,000	2,074,240
Northrop Grumman Corp.	53,332	14,695,633
nVent Electric plc	51,354	1,284,877
Oshkosh Corp.	22,100	1,658,605
Owens Corning	34,000	1,781,260
PACCAR, Inc.	107,289	7,029,575
Parker-Hannifin Corp.	40,753	6,716,502
Pentair plc	48,454	1,995,820
Quanta Services, Inc.	44,000	1,554,960
Raytheon Co.	87,357	14,392,939
Resideo Technologies, Inc. *	38,169	837,046
Rockwell Automation, Inc.	37,049	6,280,546
Roper Technologies, Inc.	31,691	8,976,793
Sensata Technologies Holding plc *	50,400	2,394,000
Snap-on, Inc.	17,250	2,863,328
Spirit AeroSystems Holdings, Inc., Class A	32,300	2,693,820
Stanley Black & Decker, Inc.	46,641	5,897,288
Teledyne Technologies, Inc. *	11,000	2,466,420
Terex Corp.	20,800	638,768
Textron, Inc.	74,506	3,965,954
The Boeing Co.	162,198	62,546,793
The Middleby Corp. *	17,400	2,046,588
The Timken Co.	21,044	896,264
The Toro Co.	31,800	1,892,100
TransDigm Group, Inc. *	14,900	5,825,900
Trinity Industries, Inc.	44,200	1,033,396
United Rentals, Inc. *	24,967	3,127,366
United Technologies Corp.	249,100	29,411,237
Univar, Inc. *	37,042	771,585
USG Corp.	26,300	1,134,845
Valmont Industries, Inc.	6,682	861,978
W.W. Grainger, Inc.	14,041	4,147,571
WABCO Holdings, Inc. *	15,900	1,816,257
Wabtec Corp.	26,200	1,811,992
Watsco, Inc.	9,926	1,463,886
Security	Number of Shares	Value ($)
Woodward, Inc.	17,300	1,571,705
Xylem, Inc.	55,600	3,962,056
		541,762,442

Commercial & Professional Services 0.8%
Cintas Corp.	26,610	4,989,641
Copart, Inc. *	62,665	3,172,729
CoStar Group, Inc. *	11,100	4,337,214
Deluxe Corp.	14,500	681,065
Equifax, Inc.	37,300	3,991,846
Healthcare Services Group, Inc.	22,700	990,174
IHS Markit Ltd. *	110,707	5,747,907
KAR Auction Services, Inc.	41,500	2,158,415
ManpowerGroup, Inc.	18,691	1,477,150
Nielsen Holdings plc	107,600	2,763,168
Republic Services, Inc.	67,101	5,147,318
Robert Half International, Inc.	37,791	2,434,874
Rollins, Inc.	44,175	1,645,077
Stericycle, Inc. *	26,398	1,163,624
The Brink’s Co.	15,600	1,155,180
The Dun & Bradstreet Corp.	11,425	1,653,655
TransUnion	56,692	3,448,007
Verisk Analytics, Inc. *	50,600	5,940,946
Waste Management, Inc.	120,485	11,526,800
		64,424,790

Consumer Durables & Apparel 1.2%
Brunswick Corp.	26,300	1,323,416
Capri Holdings Ltd. *	45,447	1,930,589
Carter’s, Inc.	14,300	1,185,470
Columbia Sportswear Co.	8,900	793,791
D.R. Horton, Inc.	105,597	4,060,205
Garmin Ltd.	37,648	2,604,489
Hanesbrands, Inc.	108,800	1,630,912
Hasbro, Inc.	36,025	3,262,424
Leggett & Platt, Inc.	39,744	1,627,914
Lennar Corp., Class A	90,110	4,273,016
lululemon Athletica, Inc. *	32,400	4,789,044
Mattel, Inc. *	102,797	1,217,116
Mohawk Industries, Inc. *	19,439	2,503,549
Newell Brands, Inc.	131,313	2,785,149
NIKE, Inc., Class B	391,312	32,040,627
NVR, Inc. *	1,033	2,747,780
Polaris Industries, Inc.	17,500	1,467,900
PulteGroup, Inc.	80,669	2,243,405
PVH Corp.	23,614	2,576,523
Ralph Lauren Corp.	16,795	1,950,571
Skechers U.S.A., Inc., Class A *	40,162	1,091,201
Tapestry, Inc.	89,430	3,461,835
Toll Brothers, Inc.	41,800	1,544,092
VF Corp.	99,528	8,377,272
Whirlpool Corp.	19,815	2,635,593
		94,123,883

Consumer Services 2.1%
Aramark	76,496	2,520,543
Boyd Gaming Corp.	23,900	652,948
Bright Horizons Family Solutions, Inc. *	17,800	2,061,062
Caesars Entertainment Corp. *	177,100	1,618,694
Carnival Corp.	122,760	7,068,521
Chipotle Mexican Grill, Inc. *	7,550	3,998,556
Choice Hotels International, Inc.	10,700	847,012
Churchill Downs, Inc.	10,800	993,384
Cracker Barrel Old Country Store, Inc.	7,500	1,254,600
Darden Restaurants, Inc.	38,365	4,025,639
Domino’s Pizza, Inc.	12,892	3,657,847

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin’ Brands Group, Inc.	24,900	1,702,911
Extended Stay America, Inc.	56,900	972,990
frontdoor, Inc. *	20,850	619,662
Grand Canyon Education, Inc. *	15,100	1,403,394
H&R Block, Inc.	62,428	1,472,677
Hilton Grand Vacations, Inc. *	30,193	916,056
Hilton Worldwide Holdings, Inc.	91,100	6,785,128
Las Vegas Sands Corp.	113,005	6,594,972
Marriott International, Inc., Class A	87,021	9,966,515
Marriott Vacations Worldwide Corp.	12,880	1,140,395
McDonald’s Corp.	236,789	42,333,137
MGM Resorts International	153,887	4,530,433
Norwegian Cruise Line Holdings Ltd. *	67,600	3,476,668
Royal Caribbean Cruises Ltd.	52,391	6,289,540
Scientific Games Corp., Class A *	15,800	395,948
Service Corp. International	55,600	2,386,352
ServiceMaster Global Holdings, Inc. *	41,700	1,625,883
Six Flags Entertainment Corp.	21,900	1,348,821
Starbucks Corp.	380,750	25,944,305
Texas Roadhouse, Inc.	20,900	1,271,556
The Wendy’s Co.	56,900	985,508
Vail Resorts, Inc.	12,400	2,334,424
Weight Watchers International, Inc. *	11,400	364,800
Wyndham Destinations, Inc.	29,465	1,241,655
Wyndham Hotels & Resorts, Inc.	29,865	1,466,073
Wynn Resorts Ltd.	30,242	3,720,068
Yum! Brands, Inc.	95,927	9,015,220
		169,003,897

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,259	1,706,382
AGNC Investment Corp.	160,578	2,875,952
Ally Financial, Inc.	127,600	3,325,256
American Express Co.	214,977	22,078,138
Ameriprise Financial, Inc.	42,828	5,422,025
Annaly Capital Management, Inc.	426,498	4,452,639
Berkshire Hathaway, Inc., Class B *	597,556	122,821,660
BGC Partners, Inc., Class A	81,800	506,342
BlackRock, Inc.	37,302	15,483,314
Capital One Financial Corp.	145,353	11,713,998
Cboe Global Markets, Inc.	34,290	3,198,228
CME Group, Inc.	109,874	20,027,833
Credit Acceptance Corp. *	3,800	1,512,476
Discover Financial Services	103,004	6,951,740
E*TRADE Financial Corp.	77,990	3,639,013
Eaton Vance Corp.	36,184	1,393,808
Evercore, Inc., Class A	12,700	1,136,015
FactSet Research Systems, Inc.	11,600	2,536,108
Franklin Resources, Inc.	92,377	2,735,283
Interactive Brokers Group, Inc., Class A	23,100	1,164,240
Intercontinental Exchange, Inc.	174,950	13,429,162
Invesco Ltd.	126,477	2,304,411
Janus Henderson Group plc	49,800	1,087,134
Jefferies Financial Group, Inc.	86,378	1,797,526
Lazard Ltd., Class A	39,699	1,579,623
Legg Mason, Inc.	25,314	754,357
LPL Financial Holdings, Inc.	26,600	1,871,842
MarketAxess Holdings, Inc.	11,500	2,469,855
Moody’s Corp.	51,326	8,135,684
Morgan Stanley	401,721	16,992,798
Morningstar, Inc.	5,400	670,410
MSCI, Inc.	27,050	4,605,804
Nasdaq, Inc.	35,137	3,093,462
Navient Corp.	69,700	794,580
New Residential Investment Corp.	111,600	1,894,968
Northern Trust Corp.	67,976	6,013,157
OneMain Holdings, Inc. *	24,300	726,327
Raymond James Financial, Inc.	39,649	3,191,745
Security	Number of Shares	Value ($)
S&P Global, Inc.	77,052	14,767,016
Santander Consumer USA Holdings, Inc.	36,900	703,314
SEI Investments Co.	39,748	1,889,620
SLM Corp. *	130,400	1,396,584
Starwood Property Trust, Inc.	84,100	1,856,928
State Street Corp.	116,350	8,249,215
Stifel Financial Corp.	22,382	1,071,426
Synchrony Financial	203,050	6,099,622
T. Rowe Price Group, Inc.	73,850	6,902,021
TD Ameritrade Holding Corp.	82,931	4,639,990
The Bank of New York Mellon Corp.	279,502	14,623,545
The Charles Schwab Corp. (b)	367,665	17,195,692
The Goldman Sachs Group, Inc.	106,332	21,054,799
Voya Financial, Inc.	47,230	2,192,889
		408,735,956

Energy 5.2%
Anadarko Petroleum Corp.	155,048	7,338,422
Antero Resources Corp. *	66,200	665,972
Apache Corp.	116,200	3,813,684
Apergy Corp. *	24,518	824,295
Baker Hughes, a GE Co.	156,421	3,686,843
Cabot Oil & Gas Corp.	132,696	3,310,765
Centennial Resource Development, Inc., Class A *	59,100	778,347
Cheniere Energy, Inc. *	67,900	4,457,635
Chesapeake Energy Corp. *(a)	320,530	913,511
Chevron Corp.	587,137	67,315,257
Cimarex Energy Co.	29,115	2,193,524
Concho Resources, Inc. *	61,182	7,332,051
ConocoPhillips	354,027	23,964,088
Continental Resources, Inc. *	25,800	1,191,186
Core Laboratories N.V.	13,300	897,218
Devon Energy Corp.	144,114	3,840,638
Diamondback Energy, Inc.	47,462	4,894,281
EOG Resources, Inc.	178,104	17,667,917
EQT Corp.	77,919	1,517,083
Equitrans Midstream Corp. *	61,955	1,289,903
Exxon Mobil Corp.	1,300,241	95,281,660
Halliburton Co.	269,288	8,444,872
Helmerich & Payne, Inc.	33,892	1,897,613
Hess Corp.	76,423	4,126,842
HollyFrontier Corp.	48,700	2,743,758
Kinder Morgan, Inc.	581,217	10,520,028
KLX Energy Services Holdings, Inc. *	6,360	165,742
Marathon Oil Corp.	254,896	4,024,808
Marathon Petroleum Corp.	212,093	14,053,282
Murphy Oil Corp.	49,944	1,365,968
National Oilwell Varco, Inc.	117,826	3,473,510
Newfield Exploration Co. *	61,566	1,125,426
Noble Energy, Inc.	147,622	3,297,875
Occidental Petroleum Corp.	232,216	15,507,384
ONEOK, Inc.	126,145	8,099,770
Parsley Energy, Inc., Class A *	79,100	1,469,678
Patterson-UTI Energy, Inc.	68,523	831,184
PBF Energy, Inc., Class A	37,600	1,376,912
PDC Energy, Inc. *	20,659	672,864
Peabody Energy Corp.	23,000	821,100
Phillips 66	130,500	12,451,005
Pioneer Natural Resources Co.	52,211	7,430,670
Range Resources Corp.	62,828	692,993
RPC, Inc.	17,600	189,904
Schlumberger Ltd.	425,405	18,807,155
Targa Resources Corp.	70,000	3,010,700
TechnipFMC plc	131,368	3,016,209
The Williams Cos., Inc.	370,421	9,975,438
Transocean Ltd. *	155,600	1,333,492
Valero Energy Corp.	130,462	11,457,173

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weatherford International plc *	305,300	197,957
WPX Energy, Inc. *	124,100	1,521,466
		407,277,058

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	11,200	1,441,216
Costco Wholesale Corp.	134,759	28,923,324
Sysco Corp.	146,630	9,362,325
The Kroger Co.	245,826	6,964,251
U.S. Foods Holding Corp. *	65,600	2,212,032
Walgreens Boots Alliance, Inc.	246,769	17,831,528
Walmart, Inc.	437,206	41,897,451
		108,632,127

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	577,105	28,480,132
Archer-Daniels-Midland Co.	171,805	7,714,045
Brown-Forman Corp., Class B	50,650	2,393,213
Bunge Ltd.	43,292	2,384,090
Campbell Soup Co.	58,858	2,085,339
ConAgra Brands, Inc.	148,549	3,214,600
Constellation Brands, Inc., Class A	51,032	8,862,217
Flowers Foods, Inc.	56,925	1,119,146
General Mills, Inc.	184,002	8,177,049
Hormel Foods Corp.	83,988	3,554,372
Ingredion, Inc.	21,800	2,158,200
Kellogg Co.	78,231	4,616,411
Keurig Dr Pepper, Inc.	55,420	1,508,532
Lamb Weston Holdings, Inc.	45,365	3,279,890
McCormick & Co., Inc. — Non Voting Shares	37,654	4,655,541
Molson Coors Brewing Co., Class B	57,072	3,801,566
Mondelez International, Inc., Class A	445,935	20,628,953
Monster Beverage Corp. *	121,700	6,966,108
National Beverage Corp.	4,100	343,744
PepsiCo, Inc.	433,646	48,858,895
Philip Morris International, Inc.	477,265	36,615,771
Pilgrim’s Pride Corp. *	15,000	303,900
Post Holdings, Inc. *	20,500	1,902,810
Seaboard Corp.	90	347,775
The Coca-Cola Co.	1,176,942	56,646,218
The Hain Celestial Group, Inc. *	28,700	526,071
The Hershey Co.	43,264	4,590,310
The JM Smucker Co.	34,901	3,660,417
The Kraft Heinz Co.	190,500	9,155,430
Tyson Foods, Inc., Class A	90,559	5,607,413
		284,158,158

Health Care Equipment & Services 6.4%
Abbott Laboratories	539,301	39,358,187
ABIOMED, Inc. *	13,800	4,844,766
Align Technology, Inc. *	22,328	5,558,556
AmerisourceBergen Corp.	48,120	4,011,764
Anthem, Inc.	79,457	24,075,471
athenahealth, Inc. *	12,500	1,684,250
Baxter International, Inc.	151,825	11,005,794
Becton, Dickinson & Co.	82,528	20,587,435
Boston Scientific Corp. *	425,007	16,214,017
Cantel Medical Corp.	10,800	879,336
Cardinal Health, Inc.	91,510	4,572,755
Centene Corp. *	62,967	8,221,601
Cerner Corp. *	101,704	5,584,567
Chemed Corp.	5,000	1,489,700
Cigna Corp. *	116,989	23,375,572
CVS Health Corp.	396,650	26,000,407
Danaher Corp.	189,170	20,982,736
Security	Number of Shares	Value ($)
DaVita, Inc. *	39,150	2,197,490
DENTSPLY SIRONA, Inc.	68,990	2,894,131
DexCom, Inc. *	27,600	3,892,428
Edwards Lifesciences Corp. *	64,284	10,955,279
Encompass Health Corp.	30,562	2,042,764
HCA Healthcare, Inc.	82,358	11,483,176
Henry Schein, Inc. *	46,438	3,608,233
Hill-Rom Holdings, Inc.	20,900	2,090,418
Hologic, Inc. *	82,070	3,643,908
Humana, Inc.	42,095	13,006,934
ICU Medical, Inc. *	5,100	1,268,880
IDEXX Laboratories, Inc. *	26,472	5,632,712
Insulet Corp. *	18,600	1,510,134
Integra LifeSciences Holdings Corp. *	21,700	1,027,712
Intuitive Surgical, Inc. *	35,082	18,370,338
Laboratory Corp. of America Holdings *	30,968	4,315,391
LivaNova plc *	15,000	1,384,800
Masimo Corp. *	15,300	1,903,167
McKesson Corp.	60,070	7,703,977
Medidata Solutions, Inc. *	18,500	1,312,760
MEDNAX, Inc. *	28,208	1,018,591
Medtronic plc	412,222	36,436,303
Molina Healthcare, Inc. *	19,000	2,526,620
Patterson Cos., Inc.	25,400	566,166
Quest Diagnostics, Inc.	41,847	3,655,335
ResMed, Inc.	43,716	4,160,452
STERIS plc	26,100	2,976,966
Stryker Corp.	95,254	16,914,253
Teleflex, Inc.	14,096	3,855,256
The Cooper Cos., Inc.	15,100	4,209,276
UnitedHealth Group, Inc.	295,526	79,851,125
Universal Health Services, Inc., Class B	26,174	3,468,840
Varian Medical Systems, Inc. *	28,171	3,719,417
Veeva Systems, Inc., Class A *	37,400	4,078,844
WellCare Health Plans, Inc. *	15,498	4,284,887
West Pharmaceutical Services, Inc.	22,500	2,436,075
Zimmer Biomet Holdings, Inc.	62,612	6,859,771
		499,709,723

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	75,588	4,883,741
Colgate-Palmolive Co.	266,142	17,214,065
Coty, Inc., Class A *	142,141	1,103,014
Energizer Holdings, Inc.	18,100	857,940
Herbalife Nutrition Ltd. *	31,700	1,892,490
Kimberly-Clark Corp.	106,208	11,829,447
Nu Skin Enterprises, Inc., Class A	17,200	1,129,180
Spectrum Brands Holdings, Inc.	13,356	746,333
The Clorox Co.	39,325	5,835,043
The Estee Lauder Cos., Inc., Class A	67,570	9,217,899
The Procter & Gamble Co.	765,463	73,844,216
		128,553,368

Insurance 2.6%
Aflac, Inc.	233,760	11,150,352
Alleghany Corp.	4,586	2,896,334
American Financial Group, Inc.	21,805	2,079,979
American International Group, Inc.	271,423	11,733,616
Aon plc	73,929	11,549,928
Arch Capital Group Ltd. *	124,200	3,645,270
Arthur J. Gallagher & Co.	56,220	4,200,196
Assurant, Inc.	15,992	1,541,469
Assured Guaranty Ltd.	32,300	1,310,088
Athene Holding Ltd., Class A *	38,400	1,647,360
Axis Capital Holdings Ltd.	25,662	1,374,200
Brighthouse Financial, Inc. *	36,676	1,369,482
Brown & Brown, Inc.	71,352	1,937,920

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chubb Ltd.	141,526	18,830,034
Cincinnati Financial Corp.	46,617	3,781,571
CNA Financial Corp.	9,150	419,619
CNO Financial Group, Inc.	51,200	915,456
Erie Indemnity Co., Class A	6,285	919,998
Everest Re Group Ltd.	12,420	2,720,601
Fidelity National Financial, Inc.	84,969	3,072,479
First American Financial Corp.	33,794	1,692,404
Lincoln National Corp.	66,159	3,869,640
Loews Corp.	84,158	4,031,168
Markel Corp. *	4,247	4,474,257
Marsh & McLennan Cos., Inc.	154,520	13,627,119
MetLife, Inc.	303,080	13,841,664
Old Republic International Corp.	88,409	1,781,441
Primerica, Inc.	12,900	1,449,573
Principal Financial Group, Inc.	81,230	4,067,186
Prudential Financial, Inc.	126,838	11,686,853
Reinsurance Group of America, Inc.	19,510	2,818,220
RenaissanceRe Holdings Ltd.	12,107	1,671,129
The Allstate Corp.	105,598	9,278,896
The Hanover Insurance Group, Inc.	12,700	1,448,308
The Hartford Financial Services Group, Inc.	110,941	5,205,352
The Progressive Corp.	179,663	12,089,523
The Travelers Cos., Inc.	81,338	10,211,173
Torchmark Corp.	31,597	2,646,565
Unum Group	67,046	2,330,519
W. R. Berkley Corp.	29,925	2,300,933
Willis Towers Watson plc	40,066	6,522,344
		204,140,219

Materials 2.9%
Air Products & Chemicals, Inc.	67,664	11,123,285
Albemarle Corp.	32,603	2,632,040
Alcoa Corp. *	57,980	1,720,846
AptarGroup, Inc.	19,000	1,883,280
Ashland Global Holdings, Inc.	19,100	1,449,690
Avery Dennison Corp.	26,560	2,774,192
Axalta Coating Systems Ltd. *	65,300	1,672,986
Ball Corp.	104,352	5,455,523
Bemis Co., Inc.	28,149	1,374,797
Berry Global Group, Inc. *	40,400	1,989,700
Cabot Corp.	17,839	836,471
Celanese Corp.	40,943	3,920,702
CF Industries Holdings, Inc.	70,560	3,079,944
Crown Holdings, Inc. *	41,075	2,094,825
DowDuPont, Inc.	704,641	37,916,732
Eagle Materials, Inc.	14,650	1,040,150
Eastman Chemical Co.	43,062	3,471,658
Ecolab, Inc.	78,092	12,351,812
FMC Corp.	41,104	3,280,099
Freeport-McMoRan, Inc.	441,957	5,144,380
Graphic Packaging Holding Co.	93,400	1,127,338
Huntsman Corp.	67,800	1,489,566
International Flavors & Fragrances, Inc.	31,208	4,424,670
International Paper Co.	124,607	5,910,110
Linde plc	169,128	27,569,555
Louisiana-Pacific Corp.	41,800	1,019,084
LyondellBasell Industries N.V., Class A	96,563	8,398,084
Martin Marietta Materials, Inc.	19,124	3,378,828
NewMarket Corp.	2,800	1,123,052
Newmont Mining Corp.	162,928	5,557,474
Nucor Corp.	96,876	5,932,686
Olin Corp.	52,500	1,239,525
Owens-Illinois, Inc.	49,400	991,458
Packaging Corp. of America	29,030	2,738,110
PPG Industries, Inc.	73,912	7,793,281
Reliance Steel & Aluminum Co.	21,422	1,754,033
Royal Gold, Inc.	20,400	1,782,348
Security	Number of Shares	Value ($)
RPM International, Inc.	40,200	2,297,832
Sealed Air Corp.	47,802	1,888,179
Sonoco Products Co.	30,870	1,777,495
Steel Dynamics, Inc.	71,200	2,605,208
The Chemours Co.	52,500	1,876,875
The Mosaic Co.	108,966	3,517,423
The Scotts Miracle-Gro Co.	12,068	897,256
The Sherwin-Williams Co.	25,265	10,649,703
United States Steel Corp.	54,100	1,219,414
Valvoline, Inc.	59,630	1,318,419
Vulcan Materials Co.	40,825	4,149,861
W.R. Grace & Co.	20,300	1,441,503
Westlake Chemical Corp.	10,700	790,730
WestRock Co.	77,542	3,156,735
		225,028,947

Media & Entertainment 7.8%
Activision Blizzard, Inc.	233,738	11,041,783
Alphabet, Inc., Class A *	91,831	103,391,605
Alphabet, Inc., Class C *	94,492	105,488,034
Altice USA, Inc., Class A	35,800	703,112
Cable One, Inc.	1,550	1,370,727
CBS Corp., Class B — Non Voting Shares	102,868	5,087,851
Charter Communications, Inc., Class A *	54,088	17,905,832
Cinemark Holdings, Inc.	32,800	1,342,176
Comcast Corp., Class A	1,394,455	50,995,219
Discovery, Inc., Class A *	48,200	1,367,916
Discovery, Inc., Class C *	110,604	2,947,597
DISH Network Corp., Class A *	70,572	2,164,443
Electronic Arts, Inc. *	92,731	8,553,508
Facebook, Inc., Class A *	737,852	122,992,550
GCI Liberty, Inc., Class A *	30,808	1,568,127
IAC/InterActiveCorp *	23,730	5,013,674
Liberty Broadband Corp., Class C *	47,000	3,995,940
Liberty Global plc, Class A *	63,741	1,555,280
Liberty Global plc, Class C *	183,672	4,327,312
Liberty Media Corp. — Liberty Formula One, Class C *	61,800	1,938,666
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,546	1,016,220
Liberty Media Corp. — Liberty SiriusXM, Class C *	48,900	1,954,044
Lions Gate Entertainment Corp., Class B	32,300	566,219
Live Nation Entertainment, Inc. *	42,800	2,290,228
Netflix, Inc. *	134,000	45,493,000
News Corp., Class A	118,782	1,523,973
Nexstar Media Group, Inc., Class A	13,600	1,135,192
Omnicom Group, Inc.	68,688	5,349,422
Sirius XM Holdings, Inc. (a)	519,126	3,026,505
Snap, Inc., Class A *(a)	211,400	1,412,152
Take-Two Interactive Software, Inc. *	34,900	3,683,695
The Interpublic Group of Cos., Inc.	118,364	2,692,781
The Madison Square Garden Co., Class A *	5,291	1,470,369
The Walt Disney Co.	457,140	50,980,253
Tribune Media Co., Class A	24,000	1,101,840
TripAdvisor, Inc. *	31,300	1,795,994
Twenty-First Century Fox, Inc., Class A	324,666	16,009,281
Twenty-First Century Fox, Inc., Class B	149,572	7,338,002
Twitter, Inc. *	222,200	7,457,032
Viacom, Inc., Class B	109,146	3,211,075
Yelp, Inc. *	23,500	855,870
Zillow Group, Inc., Class C *	35,100	1,231,659
		615,346,158

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	461,975	37,091,973
Agilent Technologies, Inc.	97,931	7,447,653
Akorn, Inc. *	24,100	90,616
Alexion Pharmaceuticals, Inc. *	68,604	8,435,548
Alkermes plc *	47,300	1,554,751
Allergan plc	97,377	14,020,341
Alnylam Pharmaceuticals, Inc. *	27,200	2,272,016
Amgen, Inc.	195,594	36,597,593
Bio-Rad Laboratories, Inc., Class A *	6,100	1,524,207
Bio-Techne Corp.	11,463	1,999,835
Biogen, Inc. *	61,899	20,660,648
BioMarin Pharmaceutical, Inc. *	54,400	5,340,448
Bluebird Bio, Inc. *	17,100	2,281,653
Bristol-Myers Squibb Co.	501,839	24,775,791
Bruker Corp.	30,900	1,083,354
Catalent, Inc. *	43,900	1,621,227
Celgene Corp. *	214,740	18,995,900
Charles River Laboratories International, Inc. *	15,000	1,847,850
Eli Lilly & Co.	289,504	34,699,949
Exact Sciences Corp. *	37,700	3,396,016
Exelixis, Inc. *	91,800	2,163,726
FibroGen, Inc. *	22,900	1,299,575
Gilead Sciences, Inc.	397,264	27,812,453
Illumina, Inc. *	45,100	12,618,529
Incyte Corp. *	54,400	4,384,096
Ionis Pharmaceuticals, Inc. *	42,000	2,436,000
IQVIA Holdings, Inc. *	48,646	6,275,820
Jazz Pharmaceuticals plc *	18,300	2,303,787
Johnson & Johnson	823,725	109,621,323
Merck & Co., Inc.	798,618	59,441,138
Mettler-Toledo International, Inc. *	7,653	4,883,839
Mylan N.V. *	158,300	4,741,085
Nektar Therapeutics *	53,300	2,256,722
Neurocrine Biosciences, Inc. *	28,300	2,496,626
PerkinElmer, Inc.	34,400	3,113,200
Perrigo Co., plc	39,000	1,811,550
Pfizer, Inc.	1,775,307	75,361,782
PRA Health Sciences, Inc. *	17,800	1,886,266
Regeneron Pharmaceuticals, Inc. *	23,900	10,259,553
Sage Therapeutics, Inc. *	14,600	2,081,814
Sarepta Therapeutics, Inc. *	20,392	2,848,966
Seattle Genetics, Inc. *	33,300	2,545,119
Syneos Health, Inc. *	18,700	954,448
Thermo Fisher Scientific, Inc.	123,598	30,364,321
United Therapeutics Corp. *	13,500	1,556,955
Vertex Pharmaceuticals, Inc. *	78,412	14,969,635
Waters Corp. *	23,300	5,387,426
Zoetis, Inc.	147,473	12,706,274
		634,319,397

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	33,000	4,346,430
American Campus Communities, Inc.	42,300	1,946,646
American Homes 4 Rent, Class A	77,600	1,715,736
American Tower Corp.	135,289	23,383,351
Apartment Investment & Management Co., Class A	47,818	2,367,947
Apple Hospitality REIT, Inc.	64,300	1,055,163
AvalonBay Communities, Inc.	42,349	8,169,969
Boston Properties, Inc.	47,305	6,238,110
Brixmor Property Group, Inc.	91,600	1,569,108
Camden Property Trust	28,764	2,788,670
CBRE Group, Inc., Class A *	97,011	4,438,253
Colony Capital, Inc.	155,500	943,885
CoreSite Realty Corp.	11,000	1,086,690
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	132,400	1,171,740
Crown Castle International Corp.	127,427	14,916,605
CubeSmart	57,200	1,770,340
CyrusOne, Inc.	32,300	1,750,660
Digital Realty Trust, Inc.	63,207	6,847,846
Douglas Emmett, Inc.	49,600	1,876,368
Duke Realty Corp.	110,237	3,223,330
EPR Properties	23,100	1,687,686
Equinix, Inc.	24,762	9,756,228
Equity Commonwealth	37,400	1,210,264
Equity LifeStyle Properties, Inc.	27,600	2,922,288
Equity Residential	112,772	8,182,736
Essex Property Trust, Inc.	20,229	5,486,105
Extra Space Storage, Inc.	38,900	3,835,929
Federal Realty Investment Trust	22,896	3,035,323
First Industrial Realty Trust, Inc.	39,800	1,302,256
Gaming & Leisure Properties, Inc.	61,700	2,313,750
HCP, Inc.	147,080	4,638,903
Healthcare Realty Trust, Inc.	37,600	1,214,104
Healthcare Trust of America, Inc., Class A	64,500	1,833,090
Highwoods Properties, Inc.	31,600	1,400,512
Hospitality Properties Trust	49,181	1,311,165
Host Hotels & Resorts, Inc.	226,239	4,085,876
Hudson Pacific Properties, Inc.	49,012	1,591,420
Invitation Homes, Inc.	90,900	2,044,341
Iron Mountain, Inc.	87,066	3,238,855
JBG SMITH Properties	33,667	1,301,230
Jones Lang LaSalle, Inc.	14,100	2,022,081
Kilroy Realty Corp.	30,700	2,163,122
Kimco Realty Corp.	131,131	2,230,538
Lamar Advertising Co., Class A	26,170	1,948,357
Liberty Property Trust	44,704	2,107,347
Life Storage, Inc.	14,200	1,395,434
Medical Properties Trust, Inc.	111,200	2,023,840
Mid-America Apartment Communities, Inc.	34,970	3,541,762
National Retail Properties, Inc.	49,400	2,603,874
Newmark Group, Inc., Class A	46,246	483,271
Omega Healthcare Investors, Inc.	61,300	2,463,647
Paramount Group, Inc.	65,000	941,200
Park Hotels & Resorts, Inc.	61,318	1,843,832
Prologis, Inc.	192,832	13,336,261
Public Storage	45,909	9,756,581
Rayonier, Inc.	40,200	1,223,688
Realogy Holdings Corp.	35,900	637,225
Realty Income Corp.	90,600	6,223,314
Regency Centers Corp.	52,242	3,395,730
RLJ Lodging Trust	55,500	1,029,525
Ryman Hospitality Properties, Inc.	15,500	1,245,425
SBA Communications Corp. *	34,800	6,352,044
Senior Housing Properties Trust	72,168	993,753
Simon Property Group, Inc.	94,850	17,274,082
SL Green Realty Corp.	25,951	2,398,651
Spirit MTA REIT	15,700	122,774
Spirit Realty Capital, Inc.	27,240	1,081,973
STORE Capital Corp.	59,200	1,913,344
Sun Communities, Inc.	26,600	2,923,606
Sunstone Hotel Investors, Inc.	71,700	1,025,310
Taubman Centers, Inc.	18,300	911,340
The Howard Hughes Corp. *	12,200	1,354,688
The Macerich Co.	32,515	1,500,892
UDR, Inc.	84,662	3,703,963
Ventas, Inc.	110,029	7,095,770
VEREIT, Inc.	298,200	2,409,456
Vornado Realty Trust	53,234	3,721,589
Weingarten Realty Investors	34,902	1,001,338
Welltower, Inc.	115,521	8,951,722

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weyerhaeuser Co.	229,726	6,028,010
WP Carey, Inc.	49,576	3,712,747
		291,092,014

Retailing 6.1%
Advance Auto Parts, Inc.	22,622	3,601,422
Amazon.com, Inc. *	126,161	216,836,695
AutoNation, Inc. *	17,606	682,232
AutoZone, Inc. *	7,747	6,564,343
Best Buy Co., Inc.	71,881	4,258,230
Booking Holdings, Inc. *	14,211	26,046,063
Burlington Stores, Inc. *	20,853	3,580,669
CarMax, Inc. *	53,093	3,120,806
Dollar General Corp.	80,590	9,302,504
Dollar Tree, Inc. *	73,418	7,109,065
eBay, Inc. *	277,987	9,354,263
Expedia Group, Inc.	36,404	4,341,177
Five Below, Inc. *	17,000	2,103,410
Floor & Decor Holdings, Inc., Class A *	17,700	606,933
Foot Locker, Inc.	34,809	1,945,475
Genuine Parts Co.	45,030	4,494,895
GrubHub, Inc. *	27,800	2,235,120
Kohl’s Corp.	51,165	3,514,524
L Brands, Inc.	71,123	1,980,064
LKQ Corp. *	97,900	2,566,938
Lowe’s Cos., Inc.	246,636	23,716,518
Macy’s, Inc.	93,676	2,463,679
Nordstrom, Inc.	35,597	1,652,057
O'Reilly Automotive, Inc. *	24,654	8,497,248
Penske Automotive Group, Inc.	10,700	501,616
Pool Corp.	12,500	1,873,875
Qurate Retail, Inc. *	129,357	2,813,515
Ross Stores, Inc.	114,630	10,559,716
Target Corp.	160,023	11,681,679
The Gap, Inc.	64,155	1,632,103
The Home Depot, Inc.	346,935	63,672,981
The Michaels Cos., Inc. *	27,194	376,909
The TJX Cos., Inc.	379,916	18,893,223
Tiffany & Co.	33,698	2,990,023
Tractor Supply Co.	37,300	3,185,420
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,232	5,030,365
Urban Outfitters, Inc. *	22,300	720,290
Wayfair, Inc., Class A *	19,100	2,090,686
Williams-Sonoma, Inc.	25,300	1,377,079
		477,973,810

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	270,000	6,590,700
Analog Devices, Inc.	113,953	11,265,394
Applied Materials, Inc.	301,949	11,800,167
Broadcom, Inc.	126,970	34,059,702
Cypress Semiconductor Corp.	113,500	1,574,245
Entegris, Inc.	43,200	1,427,760
First Solar, Inc. *	22,700	1,148,393
Integrated Device Technology, Inc. *	39,000	1,905,150
Intel Corp.	1,401,812	66,053,381
KLA-Tencor Corp.	46,838	4,991,526
Lam Research Corp.	47,719	8,092,188
Marvell Technology Group Ltd.	181,074	3,355,301
Maxim Integrated Products, Inc.	85,200	4,623,804
Microchip Technology, Inc.	72,448	5,822,646
Micron Technology, Inc. *	344,059	13,149,935
MKS Instruments, Inc.	16,800	1,371,384
Monolithic Power Systems, Inc.	11,934	1,510,367
NVIDIA Corp.	187,499	26,952,981
ON Semiconductor Corp. *	129,000	2,585,160
Qorvo, Inc. *	38,200	2,496,752
Security	Number of Shares	Value ($)
QUALCOMM, Inc.	371,811	18,412,081
Silicon Laboratories, Inc. *	13,400	1,025,100
Skyworks Solutions, Inc.	54,100	3,951,464
Teradyne, Inc.	55,000	1,979,450
Texas Instruments, Inc.	295,097	29,710,366
Universal Display Corp.	13,000	1,349,790
Versum Materials, Inc.	32,300	1,187,671
Xilinx, Inc.	77,905	8,720,686
		277,113,544

Software & Services 11.2%
2U, Inc. *	17,400	989,190
Accenture plc, Class A	195,780	30,062,019
Adobe Systems, Inc. *	149,822	37,128,888
Akamai Technologies, Inc. *	50,009	3,255,586
Alliance Data Systems Corp.	14,471	2,569,905
Amdocs Ltd.	43,600	2,436,368
ANSYS, Inc. *	25,800	4,240,230
Aspen Technology, Inc. *	21,900	2,116,197
Autodesk, Inc. *	67,172	9,887,718
Automatic Data Processing, Inc.	134,205	18,767,227
Black Knight, Inc. *	43,026	2,116,449
Blackbaud, Inc.	15,000	1,074,000
Booz Allen Hamilton Holding Corp.	43,900	2,156,807
Broadridge Financial Solutions, Inc.	35,700	3,599,631
Cadence Design Systems, Inc. *	85,787	4,120,350
CDK Global, Inc.	40,200	1,966,182
Citrix Systems, Inc.	39,500	4,050,330
Cognizant Technology Solutions Corp., Class A	177,832	12,391,334
CoreLogic, Inc. *	25,100	911,130
DXC Technology Co.	86,704	5,559,460
EPAM Systems, Inc. *	15,500	2,192,940
Euronet Worldwide, Inc. *	15,685	1,803,932
Fair Isaac Corp. *	9,000	2,026,800
Fidelity National Information Services, Inc.	100,322	10,486,659
First Data Corp., Class A *	175,918	4,336,379
Fiserv, Inc. *	122,220	10,135,704
FleetCor Technologies, Inc. *	27,249	5,499,121
Fortinet, Inc. *	44,600	3,415,022
Gartner, Inc. *	28,000	3,804,920
Genpact Ltd.	41,850	1,248,385
Global Payments, Inc.	48,699	5,467,924
GoDaddy, Inc., Class A *	51,917	3,563,064
Guidewire Software, Inc. *	25,300	2,193,004
International Business Machines Corp.	279,188	37,528,451
Intuit, Inc.	79,782	17,218,551
j2 Global, Inc.	14,400	1,082,304
Jack Henry & Associates, Inc.	23,600	3,151,780
Leidos Holdings, Inc.	46,381	2,690,098
LogMeIn, Inc.	16,000	1,488,320
Manhattan Associates, Inc. *	20,800	1,014,416
Mastercard, Inc., Class A	279,029	58,911,393
MAXIMUS, Inc.	19,300	1,353,509
Microsoft Corp.	2,373,444	247,858,757
Nuance Communications, Inc. *	89,900	1,426,713
Nutanix, Inc., Class A *	23,700	1,214,151
Oracle Corp.	782,959	39,328,030
Palo Alto Networks, Inc. *	28,900	6,208,298
Paychex, Inc.	98,328	6,961,622
Paycom Software, Inc. *	14,900	2,208,776
PayPal Holdings, Inc. *	361,970	32,128,457
Pegasystems, Inc.	10,800	607,932
Perspecta, Inc.	44,302	888,255
Proofpoint, Inc. *	16,800	1,711,416
PTC, Inc. *	32,800	2,781,112
RealPage, Inc. *	22,000	1,226,940
Red Hat, Inc. *	54,383	9,671,473

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sabre Corp.	84,650	1,945,257
salesforce.com, Inc. *	234,840	35,688,635
ServiceNow, Inc. *	54,900	12,079,098
Splunk, Inc. *	45,100	5,630,284
Square, Inc., Class A *	94,700	6,756,845
SS&C Technologies Holdings, Inc.	65,900	3,393,191
Symantec Corp.	196,089	4,121,791
Synopsys, Inc. *	45,500	4,247,425
Tableau Software, Inc., Class A *	21,800	2,786,912
Teradata Corp. *	35,844	1,590,757
The Ultimate Software Group, Inc. *	9,700	2,648,779
The Western Union Co.	135,759	2,477,602
Total System Services, Inc.	51,700	4,632,837
Tyler Technologies, Inc. *	12,000	2,270,280
VeriSign, Inc. *	32,505	5,502,121
Visa, Inc., Class A	539,700	72,864,897
VMware, Inc., Class A	23,300	3,519,931
WEX, Inc. *	13,300	2,145,689
Workday, Inc., Class A *	44,770	8,127,098
Worldpay, Inc., Class A *	93,000	7,763,640
Zendesk, Inc. *	32,700	2,208,231
		876,634,909

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	92,240	8,109,741
Apple, Inc.	1,384,516	230,438,843
Arista Networks, Inc. *	15,900	3,415,002
ARRIS International plc *	50,200	1,575,778
Arrow Electronics, Inc. *	26,800	2,035,460
Avnet, Inc.	34,946	1,439,775
CDW Corp.	46,000	3,830,420
Cisco Systems, Inc.	1,381,215	65,317,657
Cognex Corp.	53,400	2,429,700
Coherent, Inc. *	7,300	862,860
CommScope Holding Co., Inc. *	59,700	1,248,327
Corning, Inc.	245,963	8,180,730
Dell Technologies, Inc., Class C *	48,778	2,370,123
Dolby Laboratories, Inc., Class A	19,800	1,279,674
F5 Networks, Inc. *	18,573	2,989,324
FLIR Systems, Inc.	43,300	2,116,504
Hewlett Packard Enterprise Co.	437,731	6,824,226
HP, Inc.	485,268	10,690,454
IPG Photonics Corp. *	10,800	1,436,400
Jabil, Inc.	44,900	1,196,585
Juniper Networks, Inc.	106,394	2,759,860
Keysight Technologies, Inc. *	57,100	4,226,542
Littelfuse, Inc.	7,700	1,353,044
Motorola Solutions, Inc.	49,912	5,835,212
National Instruments Corp.	35,300	1,560,966
NCR Corp. *	35,344	945,452
NetApp, Inc.	77,400	4,935,798
Seagate Technology plc	80,737	3,575,035
SYNNEX Corp.	12,700	1,228,852
TE Connectivity Ltd.	105,500	8,540,225
Tech Data Corp. *	11,000	1,051,930
Trimble, Inc. *	77,900	2,933,714
Ubiquiti Networks, Inc. (a)	5,700	616,797
ViaSat, Inc. *	17,000	1,065,730
Western Digital Corp.	88,993	4,003,795
Xerox Corp.	63,361	1,787,414
Zebra Technologies Corp., Class A *	16,500	2,864,400
		407,072,349

Telecommunication Services 1.9%
AT&T, Inc.	2,235,302	67,193,178
CenturyLink, Inc.	290,111	4,444,500
Sprint Corp. *	176,400	1,100,736
Security	Number of Shares	Value ($)
T-Mobile US, Inc. *	96,500	6,718,330
Verizon Communications, Inc.	1,269,195	69,881,877
Zayo Group Holdings, Inc. *	62,300	1,710,135
		151,048,756

Transportation 2.0%
Alaska Air Group, Inc.	37,600	2,404,520
AMERCO	2,300	834,118
American Airlines Group, Inc.	126,360	4,519,897
C.H. Robinson Worldwide, Inc.	42,248	3,665,859
CSX Corp.	246,481	16,193,802
Delta Air Lines, Inc.	191,530	9,467,328
Expeditors International of Washington, Inc.	52,998	3,672,761
FedEx Corp.	74,563	13,240,152
Genesee & Wyoming, Inc., Class A *	17,600	1,381,952
JB Hunt Transport Services, Inc.	26,491	2,835,597
JetBlue Airways Corp. *	95,500	1,718,045
Kansas City Southern	31,600	3,341,700
Kirby Corp. *	17,000	1,273,470
Knight-Swift Transportation Holdings, Inc.	37,400	1,187,450
Landstar System, Inc.	12,240	1,243,339
Macquarie Infrastructure Corp.	23,100	997,227
Norfolk Southern Corp.	83,686	14,037,489
Old Dominion Freight Line, Inc.	20,200	2,745,786
Ryder System, Inc.	16,964	982,385
Southwest Airlines Co.	155,417	8,821,469
Union Pacific Corp.	226,424	36,017,266
United Continental Holdings, Inc. *	69,948	6,104,362
United Parcel Service, Inc., Class B	213,535	22,506,589
XPO Logistics, Inc. *	39,250	2,385,615
		161,578,178

Utilities 3.2%
AES Corp.	204,102	3,345,232
ALLETE, Inc.	15,800	1,215,652
Alliant Energy Corp.	72,300	3,215,181
Ameren Corp.	74,585	5,171,724
American Electric Power Co., Inc.	151,371	11,976,473
American Water Works Co., Inc.	55,400	5,300,118
Aqua America, Inc.	54,117	1,896,801
Atmos Energy Corp.	35,918	3,506,674
Avangrid, Inc.	17,100	852,777
CenterPoint Energy, Inc.	154,311	4,771,296
CMS Energy Corp.	87,133	4,543,115
Consolidated Edison, Inc.	95,223	7,394,066
Dominion Energy, Inc.	234,683	16,484,134
DTE Energy Co.	55,897	6,581,872
Duke Energy Corp.	218,895	19,214,603
Edison International	99,454	5,665,894
Entergy Corp.	55,262	4,928,818
Evergy, Inc.	80,777	4,630,138
Eversource Energy	97,812	6,789,131
Exelon Corp.	296,419	14,156,971
FirstEnergy Corp.	149,991	5,879,647
Hawaiian Electric Industries, Inc.	33,800	1,257,022
IDACORP, Inc.	15,210	1,482,975
MDU Resources Group, Inc.	61,117	1,571,318
National Fuel Gas Co.	26,747	1,532,603
NextEra Energy, Inc.	146,808	26,275,696
NiSource, Inc.	112,880	3,079,366
NRG Energy, Inc.	88,900	3,636,899
OGE Energy Corp.	61,960	2,537,262
ONE Gas, Inc.	16,000	1,314,400
Pinnacle West Capital Corp.	34,087	3,003,746
Portland General Electric Co.	27,200	1,314,304
PPL Corp.	221,261	6,929,895

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	155,572	8,486,453
Sempra Energy	83,914	9,816,260
Southwest Gas Holdings, Inc. *	16,300	1,276,616
The Southern Co.	316,018	15,358,475
UGI Corp.	53,472	3,049,508
Vectren Corp.	25,200	1,823,976
Vistra Energy Corp. *	120,700	3,030,777
WEC Energy Group, Inc.	96,477	7,045,715
Xcel Energy, Inc.	157,909	8,268,115
		249,611,698
Total Common Stock
(Cost $2,144,864,244)		7,799,158,365

Other Investment Companies 0.7% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	46,783,157	46,783,157

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	4,989,950	4,989,950
Total Other Investment Companies
(Cost $51,773,107)		51,773,107

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	424	57,335,400	3,688,742
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,763,320.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	368,065	—	(400)	367,665	$17,195,692	$198,804	($6,781)	$47,848

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,799,158,365	$—	$—	$7,799,158,365
Other Investment Companies[1]	51,773,107	—	—	51,773,107
Futures Contracts[2]	3,688,742	—	—	3,688,742
Total	$7,854,620,214	$—	$—	$7,854,620,214
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	217,362	3,212,610
Cooper Tire & Rubber Co.	99,720	3,510,144
Cooper-Standard Holding, Inc. *	34,829	2,663,025
Dana, Inc.	286,676	5,051,231
Dorman Products, Inc. *	52,768	4,535,410
Fox Factory Holding Corp. *	71,140	4,220,736
Gentherm, Inc. *	68,727	2,925,021
LCI Industries	47,983	3,955,719
Modine Manufacturing Co. *	96,921	1,417,954
Motorcar Parts of America, Inc. *	36,572	731,440
Shiloh Industries, Inc. *	28,902	173,123
Standard Motor Products, Inc.	41,905	2,060,050
Stoneridge, Inc. *	53,471	1,396,128
Superior Industries International, Inc.	47,511	244,682
Tenneco, Inc., Class A	100,302	3,478,473
Tower International, Inc.	39,313	1,143,615
Winnebago Industries, Inc.	60,369	1,726,554
		42,445,915

Banks 11.8%
1st Constitution Bancorp	14,000	271,880
1st Source Corp.	30,413	1,380,750
Access National Corp.	29,524	697,062
ACNB Corp.	13,745	500,318
Allegiance Bancshares, Inc. *	23,000	826,160
Amalgamated Bank, Class A	23,070	413,876
American National Bankshares, Inc.	15,700	513,076
Ameris Bancorp	82,866	3,144,765
Ames National Corp.	16,940	425,872
Arrow Financial Corp.	23,367	744,239
Atlantic Capital Bancshares, Inc. *	50,481	912,696
Auburn National Bancorp, Inc. (a)	4,400	143,264
Axos Financial, Inc. *	116,304	3,530,989
Banc of California, Inc.	82,772	1,206,816
BancFirst Corp.	36,130	1,939,458
BancorpSouth Bank	185,256	5,405,770
Bank of Commerce Holdings	30,228	323,137
Bank of Marin Bancorp	27,592	1,157,208
Bank7 Corp. *	6,830	106,480
BankFinancial Corp.	25,700	385,500
Bankwell Financial Group, Inc.	11,900	343,910
Banner Corp.	63,052	3,438,856
Bar Harbor Bankshares	29,357	702,513
Baycom Corp. *	20,965	452,844
BCB Bancorp, Inc.	26,700	313,458
Beneficial Bancorp, Inc.	132,594	2,067,140
Berkshire Hills Bancorp, Inc.	79,989	2,179,700
Blue Hills Bancorp, Inc.	46,404	1,096,991
Boston Private Financial Holdings, Inc.	167,020	1,937,432
Bridge Bancorp, Inc.	32,410	997,904
Bridgewater Bancshares, Inc. *	44,940	501,081
Security	Number of Shares	Value ($)
Brookline Bancorp, Inc.	154,671	2,299,958
Bryn Mawr Bank Corp.	38,559	1,426,297
BSB Bancorp, Inc. *	16,941	546,517
Business First Bancshares, Inc.	22,455	518,037
Byline Bancorp, Inc. *	31,436	593,826
C&F Financial Corp.	6,601	329,918
Cadence BanCorp	236,057	4,426,069
Cambridge Bancorp	7,393	562,607
Camden National Corp.	29,950	1,213,574
Capital Bancorp, Inc. *	12,520	147,110
Capital City Bank Group, Inc.	21,982	527,568
Capitol Federal Financial, Inc.	251,863	3,241,477
Capstar Financial Holdings, Inc.	15,100	240,845
Carolina Financial Corp.	41,261	1,428,456
Cathay General Bancorp	152,218	5,650,332
CB Financial Services, Inc.	8,900	214,935
CBTX, Inc.	37,698	1,215,760
CenterState Bank Corp.	180,626	4,479,525
Central Pacific Financial Corp.	57,098	1,634,716
Central Valley Community Bancorp	22,500	444,825
Century Bancorp, Inc., Class A	5,660	439,386
Chemical Financial Corp.	140,622	6,252,054
Chemung Financial Corp.	6,100	255,712
Citizens & Northern Corp.	22,880	573,602
City Holding Co.	31,682	2,270,966
Civista Bancshares, Inc.	26,300	492,599
CNB Financial Corp.	27,600	697,452
Coastal Financial Corp. *	12,110	180,076
Codorus Valley Bancorp, Inc.	17,919	396,010
Columbia Banking System, Inc.	144,341	5,304,532
Columbia Financial, Inc. *	97,737	1,447,485
Community Bank System, Inc.	98,106	5,881,455
Community Bankers Trust Corp. *	39,600	295,416
Community Trust Bancorp, Inc.	30,080	1,221,549
ConnectOne Bancorp, Inc.	60,435	1,208,700
County Bancorp, Inc.	10,600	181,366
Customers Bancorp, Inc. *	57,606	1,133,110
CVB Financial Corp.	219,630	4,812,093
Dime Community Bancshares, Inc.	63,378	1,249,814
Eagle Bancorp, Inc. *	62,721	3,442,128
Entegra Financial Corp. *	13,300	310,688
Enterprise Bancorp, Inc.	18,731	605,948
Enterprise Financial Services Corp.	45,654	2,014,711
Equity Bancshares, Inc., Class A *	25,813	819,563
Esquire Financial Holdings, Inc. *	11,200	243,376
ESSA Bancorp, Inc.	18,600	280,116
Essent Group Ltd. *	188,868	7,507,503
Evans Bancorp, Inc.	9,330	326,550
Farmers & Merchants Bancorp, Inc.	17,200	542,316
Farmers National Banc Corp.	48,900	634,233
FB Financial Corp.	31,963	1,057,336
Federal Agricultural Mortgage Corp., Class C	17,955	1,270,316
Fidelity D&D Bancorp, Inc. (a)	5,770	340,488
Fidelity Southern Corp.	42,302	1,288,519
Financial Institutions, Inc.	29,550	792,531
First BanCorp	419,124	4,463,671

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Bancorp (North Carolina)	57,169	2,102,104
First Bancorp, Inc.	19,776	511,605
First Bank/Hamilton NJ	31,000	348,440
First Busey Corp.	85,481	2,116,510
First Business Financial Services, Inc.	16,640	343,450
First Choice Bancorp (a)	17,030	368,018
First Commonwealth Financial Corp.	196,541	2,672,958
First Community Bankshares, Inc.	32,304	1,108,027
First Community Corp.	13,600	278,800
First Defiance Financial Corp.	38,800	1,093,384
First Financial Bancorp	187,038	4,924,711
First Financial Bankshares, Inc.	127,883	7,813,651
First Financial Corp.	23,026	954,888
First Financial Northwest, Inc.	15,804	239,431
First Foundation, Inc. *	74,530	1,082,921
First Guaranty Bancshares, Inc.	9,650	209,694
First Internet Bancorp	18,490	369,800
First Interstate BancSystem, Inc., Class A	64,757	2,520,342
First Merchants Corp.	98,027	3,590,729
First Mid-Illinois Bancshares, Inc.	24,720	805,378
First Midwest Bancorp, Inc.	207,054	4,559,329
First Northwest Bancorp	18,910	288,756
First Savings Financial Group, Inc.	3,500	175,455
First United Corp.	12,800	207,360
Flagstar Bancorp, Inc. *	58,305	1,798,709
Flushing Financial Corp.	53,370	1,183,747
Franklin Financial Network, Inc. *	24,597	783,906
FS Bancorp, Inc.	6,977	338,733
Fulton Financial Corp.	338,114	5,426,730
FVCBankcorp, Inc. *	3,860	67,550
German American Bancorp, Inc.	40,790	1,193,107
Glacier Bancorp, Inc.	166,649	7,029,255
Great Southern Bancorp, Inc.	21,238	1,132,835
Great Western Bancorp, Inc.	116,556	4,113,261
Greene County Bancorp, Inc.	6,562	199,944
Guaranty Bancshares, Inc.	15,913	477,390
Hancock Whitney Corp.	167,281	6,871,903
Hanmi Financial Corp.	61,600	1,350,888
HarborOne Bancorp, Inc. *	28,500	432,630
Heartland Financial USA, Inc.	58,405	2,649,251
Heritage Commerce Corp.	78,100	1,036,387
Heritage Financial Corp.	72,423	2,243,665
Hilltop Holdings, Inc.	143,002	2,632,667
Hingham Institution for Savings	2,692	497,751
Home Bancorp, Inc.	15,300	541,008
Home BancShares, Inc.	312,654	5,724,695
HomeStreet, Inc. *	48,192	1,179,258
HomeTrust Bancshares, Inc.	34,389	928,503
Hope Bancorp, Inc.	246,359	3,525,397
Horizon Bancorp, Inc.	72,075	1,163,290
Howard Bancorp, Inc. *	27,924	358,265
IBERIABANK Corp.	109,123	8,063,098
Impac Mortgage Holdings, Inc. *	17,322	60,800
Independent Bank Corp., Massachusetts	53,310	4,253,072
Independent Bank Corp., Michigan	44,460	985,234
Independent Bank Group, Inc.	63,919	3,372,366
International Bancshares Corp.	109,136	3,871,054
Investar Holding Corp.	16,900	389,714
Investors Bancorp, Inc.	477,122	5,792,261
Kearny Financial Corp.	178,288	2,289,218
Lakeland Bancorp, Inc.	87,067	1,362,599
Lakeland Financial Corp.	48,801	2,197,509
LCNB Corp.	16,620	274,230
LegacyTexas Financial Group, Inc.	93,136	3,710,538
LendingTree, Inc. *	15,639	4,634,461
Level One Bancorp, Inc.	9,970	242,271
Live Oak Bancshares, Inc.	48,800	678,320
Luther Burbank Corp.	38,520	364,014
Macatawa Bank Corp.	49,800	486,048
Security	Number of Shares	Value ($)
Malvern Bancorp, Inc. *	15,895	332,523
MB Financial, Inc.	163,570	7,259,237
MBT Financial Corp.	33,020	330,530
Mercantile Bank Corp.	31,320	1,039,824
Merchants Bancorp	31,800	622,326
Meridian Bancorp, Inc.	95,553	1,513,082
Meta Financial Group, Inc.	55,920	1,316,916
Metropolitan Bank Holding Corp. *	12,403	434,105
MGIC Investment Corp. *	709,067	8,849,156
Mid Penn Bancorp, Inc.	8,900	206,035
Middlefield Banc Corp.	6,240	266,822
Midland States Bancorp, Inc.	41,356	997,093
MidSouth Bancorp, Inc.	29,170	333,121
MidWestOne Financial Group, Inc.	21,300	590,223
Mr Cooper Group, Inc. *	145,994	2,246,848
MutualFirst Financial, Inc.	11,680	338,720
MVB Financial Corp.	18,547	312,331
National Bank Holdings Corp., Class A	56,983	1,821,177
National Bankshares, Inc.	12,900	448,017
National Commerce Corp. *	34,884	1,420,302
NBT Bancorp, Inc.	83,324	2,968,001
Nicolet Bankshares, Inc. *	16,000	875,040
NMI Holdings, Inc., Class A *	122,675	2,698,850
Northeast Bancorp	15,064	297,062
Northfield Bancorp, Inc.	83,816	1,199,407
Northrim BanCorp, Inc.	12,900	427,377
Northwest Bancshares, Inc.	187,178	3,301,820
Norwood Financial Corp.	10,870	318,708
Oak Valley Bancorp (a)	13,100	231,215
OceanFirst Financial Corp.	92,319	2,216,579
Oconee Federal Financial Corp. (a)	3,710	97,016
Ocwen Financial Corp. *	227,722	382,573
OFG Bancorp	85,139	1,649,994
Ohio Valley Banc Corp.	8,914	319,834
Old Line Bancshares, Inc.	30,700	829,207
Old National Bancorp	296,117	4,779,328
Old Second Bancorp, Inc.	55,740	782,032
OP Bancorp *	22,800	207,480
Opus Bank	38,642	807,618
Origin Bancorp, Inc.	34,049	1,160,049
Oritani Financial Corp.	79,457	1,339,645
Orrstown Financial Services, Inc.	14,000	263,620
Pacific City Financial Corp.	22,430	368,973
Pacific Mercantile Bancorp *	32,250	253,485
Pacific Premier Bancorp, Inc. *	90,708	2,698,563
Park National Corp.	27,178	2,555,276
Parke Bancorp, Inc.	13,940	273,503
PCSB Financial Corp.	32,100	651,951
Peapack-Gladstone Financial Corp.	35,450	946,160
Penns Woods Bancorp, Inc.	8,900	314,437
PennyMac Financial Services, Inc.	38,423	794,588
People’s Utah Bancorp	30,100	884,940
Peoples Bancorp of North Carolina, Inc.	9,150	237,900
Peoples Bancorp, Inc.	34,107	1,091,424
Peoples Financial Services Corp.	13,096	540,079
Ponce de Leon Federal Bank *	16,900	218,517
Preferred Bank	28,117	1,309,128
Premier Financial Bancorp, Inc.	23,233	331,535
Provident Bancorp, Inc. *	8,700	196,707
Provident Financial Services, Inc.	122,011	3,014,892
Prudential Bancorp, Inc.	17,200	313,728
QCR Holdings, Inc.	25,562	875,754
Radian Group, Inc.	423,912	8,156,067
RBB Bancorp	26,940	502,431
Reliant Bancorp, Inc.	19,152	411,768
Renasant Corp.	95,486	3,391,663
Republic Bancorp, Inc., Class A	18,900	787,941
Republic First Bancorp, Inc. *	84,880	500,792
Riverview Bancorp, Inc.	41,890	312,080

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S&T Bancorp, Inc.	67,925	2,609,678
Sandy Spring Bancorp, Inc.	69,174	2,255,764
SB One Bancorp	13,500	295,650
Seacoast Banking Corp. of Florida *	90,822	2,499,421
Select Bancorp, Inc. *	29,960	362,516
ServisFirst Bancshares, Inc.	91,737	3,096,124
Shore Bancshares, Inc.	23,800	354,620
SI Financial Group, Inc.	20,830	268,290
Sierra Bancorp	27,200	723,520
Simmons First National Corp., Class A	177,880	4,400,751
SmartFinancial, Inc. *	21,400	413,020
South State Corp.	71,563	4,748,205
Southern First Bancshares, Inc. *	13,000	467,870
Southern Missouri Bancorp, Inc.	13,880	488,715
Southern National Bancorp of Virginia, Inc.	39,508	595,781
Southside Bancshares, Inc.	64,737	2,135,674
Spirit of Texas Bancshares, Inc. *	17,770	391,295
Sterling Bancorp, Inc.	41,391	355,963
Stock Yards Bancorp, Inc.	41,760	1,443,643
Summit Financial Group, Inc.	21,790	512,719
Territorial Bancorp, Inc.	15,705	433,144
The Bancorp, Inc. *	99,872	846,915
The Bank of N.T. Butterfield & Son Ltd.	107,323	3,761,671
The Bank of Princeton	11,000	324,940
The Community Financial Corp.	9,300	274,815
The First Bancshares, Inc.	24,300	787,563
The First of Long Island Corp.	47,150	976,948
Timberland Bancorp, Inc.	12,900	362,748
Tompkins Financial Corp.	29,331	2,157,002
Towne Bank	130,207	3,380,174
TriCo Bancshares	50,776	1,915,271
TriState Capital Holdings, Inc. *	47,997	977,219
Triumph Bancorp, Inc. *	47,149	1,436,159
TrustCo Bank Corp.	186,669	1,448,551
Trustmark Corp.	131,549	4,147,740
UMB Financial Corp.	89,194	5,740,526
Union Bankshares Corp.	128,093	4,042,615
Union Bankshares, Inc. (a)	7,500	357,375
United Bankshares, Inc.	196,769	6,959,720
United Community Banks, Inc.	155,106	3,989,326
United Community Financial Corp.	93,600	887,328
United Financial Bancorp, Inc.	98,617	1,460,518
United Security Bancshares	25,900	265,734
Unity Bancorp, Inc.	15,793	312,859
Univest Financial Corp.	58,295	1,369,350
Valley National Bancorp	632,884	6,398,457
Veritex Holdings, Inc. *	87,672	2,319,801
Walker & Dunlop, Inc.	54,488	2,619,238
Washington Federal, Inc.	164,285	4,779,051
Washington Trust Bancorp, Inc.	30,206	1,571,920
Waterstone Financial, Inc.	49,257	773,335
WesBanco, Inc.	102,796	4,174,546
West Bancorp, Inc.	30,250	651,585
Westamerica Bancorp	50,842	3,185,760
Western New England Bancorp, Inc.	51,880	479,890
WSFS Financial Corp.	59,344	2,502,536
		462,286,814

Capital Goods 9.3%
AAON, Inc.	81,437	3,008,283
AAR Corp.	64,992	2,448,899
Actuant Corp., Class A	119,957	2,745,816
Advanced Drainage Systems, Inc.	71,309	1,818,380
Aegion Corp. *	64,360	1,168,134
Aerojet Rocketdyne Holdings, Inc. *	142,502	5,624,554
Aerovironment, Inc. *	41,821	3,247,819
Aircastle Ltd.	106,225	2,213,729
Alamo Group, Inc.	18,737	1,613,818
Security	Number of Shares	Value ($)
Albany International Corp., Class A	56,299	3,865,489
Allied Motion Technologies, Inc.	13,474	568,064
Altra Industrial Motion Corp.	118,467	3,626,275
Ameresco, Inc., Class A *	37,400	558,382
American Woodmark Corp. *	27,897	1,951,395
Apogee Enterprises, Inc.	54,016	1,840,325
Applied Industrial Technologies, Inc.	74,584	4,401,202
Argan, Inc.	29,052	1,226,575
Armstrong Flooring, Inc. *	41,127	556,037
Astec Industries, Inc.	45,230	1,674,415
Astronics Corp. *	41,928	1,285,932
Atkore International Group, Inc. *	76,555	1,775,310
Axon Enterprise, Inc. *	112,899	5,758,978
AZZ, Inc.	51,161	2,289,455
Babcock & Wilcox Enterprises, Inc. *	60,000	35,226
Barnes Group, Inc.	93,781	5,540,581
Beacon Roofing Supply, Inc. *	134,340	4,880,572
Blue Bird Corp. *	26,450	525,562
BlueLinx Holdings, Inc. *	17,481	509,571
BMC Stock Holdings, Inc. *	131,463	2,255,905
Briggs & Stratton Corp.	81,154	1,045,264
Builders FirstSource, Inc. *	221,949	2,934,166
Caesarstone Ltd. (a)	44,492	684,287
CAI International, Inc. *	34,237	849,762
Chart Industries, Inc. *	60,316	4,505,605
CIRCOR International, Inc. *	31,111	860,219
Columbus McKinnon Corp.	43,280	1,566,736
Comfort Systems USA, Inc.	71,896	3,448,851
Commercial Vehicle Group, Inc. *	59,270	442,747
Continental Building Products, Inc. *	72,186	1,901,379
CSW Industrials, Inc. *	30,230	1,561,380
Cubic Corp.	49,559	3,185,157
DMC Global, Inc.	28,282	976,295
Douglas Dynamics, Inc.	43,662	1,545,635
Ducommun, Inc. *	20,600	811,022
DXP Enterprises, Inc. *	31,866	1,048,710
Dycom Industries, Inc. *	59,659	3,463,205
EMCOR Group, Inc.	112,150	7,315,544
Encore Wire Corp.	39,920	2,151,688
Energous Corp. *(a)	43,400	323,764
Energy Recovery, Inc. *(a)	72,215	548,834
EnerSys	82,812	7,060,551
Enphase Energy, Inc. *(a)	168,193	1,216,035
EnPro Industries, Inc.	39,878	2,633,942
ESCO Technologies, Inc.	49,960	3,252,896
Esterline Technologies Corp. *	51,381	6,253,068
EVI Industries, Inc. (a)	7,496	261,610
Evoqua Water Technologies Corp. *	148,149	1,601,491
Federal Signal Corp.	116,916	2,569,814
Foundation Building Materials, Inc. *	29,100	265,974
Franklin Electric Co., Inc.	91,011	4,348,506
FreightCar America, Inc. *	23,510	167,391
FuelCell Energy, Inc. *(a)	210,648	108,105
GATX Corp.	73,761	5,582,232
Gencor Industries, Inc. *	17,250	239,085
Generac Holdings, Inc. *	119,336	6,316,454
General Finance Corp. *	21,620	208,849
Gibraltar Industries, Inc. *	62,988	2,245,522
Global Brass & Copper Holdings, Inc.	42,607	1,288,436
GMS, Inc. *	64,960	1,229,693
Graham Corp.	18,500	414,400
Granite Construction, Inc.	86,543	3,740,388
Great Lakes Dredge & Dock Corp. *	111,369	787,379
Griffon Corp.	69,628	1,107,781
H&E Equipment Services, Inc.	63,280	1,694,006
Harsco Corp. *	158,184	3,369,319
HC2 Holdings, Inc. *	83,090	283,337
Herc Holdings, Inc. *	47,532	1,761,061
Hillenbrand, Inc.	123,200	5,223,680

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hurco Cos., Inc.	12,079	463,230
Hyster-Yale Materials Handling, Inc.	20,400	1,419,636
IES Holdings, Inc. *	17,000	284,580
Infrastructure and Energy Alternatives, Inc. *	31,920	264,617
Insteel Industries, Inc.	35,219	777,988
JELD-WEN Holding, Inc. *	133,437	2,380,516
John Bean Technologies Corp.	61,654	4,897,794
Kadant, Inc.	21,703	1,851,266
Kaman Corp.	54,133	3,200,343
KBR, Inc.	275,594	4,740,217
Kennametal, Inc.	160,369	6,026,667
Kratos Defense & Security Solutions, Inc. *	173,499	2,687,500
L.B. Foster Co., Class A *	20,486	366,085
Lawson Products, Inc. *	12,800	378,880
Lindsay Corp.	20,882	1,793,346
Lydall, Inc. *	34,205	907,117
Manitex International, Inc. *	26,520	185,905
Masonite International Corp. *	51,520	2,946,944
MasTec, Inc. *	124,761	5,536,893
Maxar Technologies, Inc.	110,184	619,234
Mercury Systems, Inc. *	92,272	5,409,907
Meritor, Inc. *	160,450	3,318,106
Milacron Holdings Corp. *	135,162	1,873,345
Miller Industries, Inc.	21,319	640,636
Moog, Inc., Class A	63,187	5,653,341
MRC Global, Inc. *	165,883	2,591,092
Mueller Industries, Inc.	111,618	2,892,022
Mueller Water Products, Inc., Class A	304,965	3,013,054
MYR Group, Inc. *	31,600	962,852
National Presto Industries, Inc.	9,834	1,176,343
Navistar International Corp. *	96,022	3,153,362
NCI Building Systems, Inc. *	84,156	686,713
Nexeo Solutions, Inc. *	63,480	596,712
NN, Inc.	81,337	742,607
Northwest Pipe Co. *	19,374	446,377
NOW, Inc. *	210,476	2,847,740
NV5 Global, Inc. *	18,217	1,289,217
Omega Flex, Inc.	5,672	359,038
Orion Group Holdings, Inc. *	56,110	236,784
Park-Ohio Holdings Corp.	17,186	558,201
Patrick Industries, Inc. *	45,856	1,829,654
PGT Innovations, Inc. *	111,120	1,849,037
Plug Power, Inc. *(a)	444,719	609,265
Powell Industries, Inc.	17,100	477,261
Preformed Line Products Co.	6,271	348,041
Primoris Services Corp.	81,925	1,634,404
Proto Labs, Inc. *	53,328	6,620,671
Quanex Building Products Corp.	69,872	1,093,497
Raven Industries, Inc.	70,309	2,600,730
RBC Bearings, Inc. *	46,986	6,550,788
REV Group, Inc.	57,800	480,318
Rexnord Corp. *	205,506	5,373,982
Rush Enterprises, Inc., Class A	58,777	2,248,220
Rush Enterprises, Inc., Class B	8,930	347,556
Simpson Manufacturing Co., Inc.	81,486	5,001,611
SiteOne Landscape Supply, Inc. *	79,631	4,244,332
Spartan Motors, Inc.	65,000	547,300
Sparton Corp. *	18,600	342,054
SPX Corp. *	84,499	2,513,845
SPX FLOW, Inc. *	82,889	2,716,273
Standex International Corp.	24,704	1,842,424
Sterling Construction Co., Inc. *	54,212	717,767
Sun Hydraulics Corp.	57,320	2,030,274
Sunrun, Inc. *	190,918	2,539,209
Systemax, Inc.	23,613	551,127
Tennant Co.	35,389	2,078,396
Textainer Group Holdings Ltd. *	52,831	687,860
The Eastern Co.	11,372	309,091
Security	Number of Shares	Value ($)
The Gorman-Rupp Co.	34,071	1,177,153
The Greenbrier Cos., Inc.	61,733	2,618,097
The KeyW Holding Corp. *	93,300	669,894
The Manitowoc Co., Inc. *	70,959	1,079,996
Thermon Group Holdings, Inc. *	63,887	1,473,234
Titan International, Inc.	96,900	544,578
Titan Machinery, Inc. *	36,710	687,945
TPI Composites, Inc. *	28,220	854,219
Trex Co., Inc. *	115,836	8,080,719
TriMas Corp. *	89,956	2,607,824
Triton International Ltd.	101,560	3,651,082
Triumph Group, Inc.	94,674	1,689,931
Tutor Perini Corp. *	72,886	1,254,368
Twin Disc, Inc. *	18,460	334,495
Universal Forest Products, Inc.	118,715	3,658,796
Vectrus, Inc. *	22,619	569,773
Veritiv Corp. *	23,031	786,509
Vicor Corp. *	34,226	1,348,162
Vivint Solar, Inc. *(a)	63,800	280,082
Wabash National Corp.	110,017	1,533,637
Watts Water Technologies, Inc., Class A	54,390	4,072,179
Wesco Aircraft Holdings, Inc. *	104,320	911,757
Willis Lease Finance Corp. *	6,462	247,365
Willscot Corp. *	71,875	736,719
Woodward, Inc.	105,328	9,569,049
		364,214,695

Commercial & Professional Services 4.0%
ABM Industries, Inc.	129,711	4,434,819
Acacia Research Corp. *	95,890	291,506
ACCO Brands Corp.	204,338	1,804,305
Advanced Disposal Services, Inc. *	142,040	3,579,408
ASGN, Inc. *	99,845	6,289,237
Barrett Business Services, Inc.	14,233	891,697
BG Staffing, Inc.	15,900	409,743
Brady Corp., Class A	93,546	4,182,442
BrightView Holdings, Inc. *	49,933	739,508
Casella Waste Systems, Inc., Class A *	77,960	2,348,155
CBIZ, Inc. *	102,094	2,001,042
CECO Environmental Corp. *	61,489	423,044
Charah Solutions, Inc. *	13,950	99,882
Cimpress N.V. *	43,399	3,609,495
CompX International, Inc.	2,900	41,354
Covanta Holding Corp.	230,658	3,713,594
CRA International, Inc.	15,144	632,111
Deluxe Corp.	90,697	4,260,038
Ennis, Inc.	51,499	1,021,740
Essendant, Inc. (b)	74,473	953,254
Exponent, Inc.	101,437	5,067,793
Forrester Research, Inc.	20,378	915,176
Franklin Covey Co. *	19,948	485,933
FTI Consulting, Inc. *	74,644	5,099,678
GP Strategies Corp. *	24,376	366,615
Healthcare Services Group, Inc.	145,878	6,363,198
Heidrick & Struggles International, Inc.	37,087	1,225,725
Heritage-Crystal Clean, Inc. *	28,960	741,376
Herman Miller, Inc.	117,121	4,009,052
HNI Corp.	84,717	3,292,950
Huron Consulting Group, Inc. *	43,742	2,114,926
ICF International, Inc.	35,656	2,350,444
InnerWorkings, Inc. *	81,380	373,534
Insperity, Inc.	75,169	8,019,029
Interface, Inc.	116,154	1,906,087
Kelly Services, Inc., Class A	60,998	1,366,355
Kforce, Inc.	44,904	1,473,300
Kimball International, Inc., Class B	69,499	982,021
Knoll, Inc.	93,803	1,891,069
Korn Ferry	112,514	5,130,638

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LSC Communications, Inc.	62,010	491,739
Matthews International Corp., Class A	61,561	2,738,849
McGrath RentCorp	47,478	2,392,891
Mistras Group, Inc. *	33,166	487,872
Mobile Mini, Inc.	87,877	3,320,872
MSA Safety, Inc.	66,977	6,709,756
Multi-Color Corp.	27,533	1,281,661
Navigant Consulting, Inc.	83,299	2,159,110
NL Industries, Inc. *	14,900	56,471
PICO Holdings, Inc. *	39,800	386,458
Pitney Bowes, Inc.	370,302	2,669,877
Quad Graphics, Inc.	61,441	830,068
Resources Connection, Inc.	57,250	956,648
RR Donnelley & Sons Co.	141,466	721,477
SP Plus Corp. *	43,944	1,454,546
Steelcase, Inc., Class A	167,884	2,770,086
Team, Inc. *	58,966	845,572
Tetra Tech, Inc.	108,504	5,988,336
The Brink’s Co.	98,946	7,326,951
TriNet Group, Inc. *	85,493	3,903,610
TrueBlue, Inc. *	79,904	1,948,859
UniFirst Corp.	29,815	4,127,290
Upwork, Inc. *	24,580	474,640
US Ecology, Inc.	43,279	2,755,574
Viad Corp.	39,820	2,098,514
VSE Corp.	18,008	587,601
WageWorks, Inc. *	77,273	2,437,963
Willdan Group, Inc. *	18,720	629,928
		157,454,492

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	67,519	1,552,262
American Outdoor Brands Corp. *	105,238	1,270,223
Bassett Furniture Industries, Inc.	20,009	381,572
Beazer Homes USA, Inc. *	64,465	807,746
Callaway Golf Co.	185,788	3,026,487
Cavco Industries, Inc. *	16,863	2,804,148
Century Communities, Inc. *	52,467	1,230,876
Clarus Corp.	42,566	476,314
Crocs, Inc. *	129,894	3,730,556
Culp, Inc.	23,369	446,348
Deckers Outdoor Corp. *	57,364	7,368,406
Escalade, Inc.	20,400	227,664
Ethan Allen Interiors, Inc.	46,179	876,477
Flexsteel Industries, Inc.	15,246	380,693
Fossil Group, Inc. *	89,442	1,516,936
G-III Apparel Group Ltd. *	86,194	3,005,585
GoPro, Inc., Class A *(a)	223,036	1,099,567
Green Brick Partners, Inc. *	50,448	426,790
Hamilton Beach Brands Holding Co., Class A	13,375	349,622
Helen of Troy Ltd. *	51,964	6,029,903
Hooker Furniture Corp.	23,431	674,110
Hovnanian Enterprises, Inc., Class A *	239,379	169,026
Installed Building Products, Inc. *	43,112	1,815,446
iRobot Corp. *	52,740	4,735,525
Johnson Outdoors, Inc., Class A	9,300	582,645
KB Home	167,495	3,586,068
La-Z-Boy, Inc.	91,950	2,723,559
LGI Homes, Inc. *	36,125	2,142,212
Lifetime Brands, Inc.	25,133	244,544
M.D.C. Holdings, Inc.	88,408	2,911,275
M/I Homes, Inc. *	52,136	1,381,083
Malibu Boats, Inc., Class A *	40,188	1,629,623
Marine Products Corp.	15,402	218,708
MasterCraft Boat Holdings, Inc. *	36,315	792,756
Meritage Homes Corp. *	74,203	3,345,071
Movado Group, Inc.	30,700	980,865
Security	Number of Shares	Value ($)
Nautilus, Inc. *	56,900	427,319
Oxford Industries, Inc.	32,922	2,521,167
Purple Innovation, Inc. *(a)	10,300	58,916
Rocky Brands, Inc.	13,971	374,562
Roku, Inc. *	85,335	3,835,808
Skyline Champion Corp.	56,150	1,014,069
Sonos, Inc. *(a)	30,260	359,186
Steven Madden Ltd.	170,458	5,565,454
Sturm, Ruger & Co., Inc.	33,175	1,807,374
Superior Group of Cos., Inc.	17,257	306,657
Taylor Morrison Home Corp., Class A *	229,896	4,345,034
The Lovesac Co. *	11,080	264,590
The New Home Co., Inc. *	23,849	165,035
TopBuild Corp. *	70,136	3,703,882
TRI Pointe Group, Inc. *	279,773	3,762,947
Tupperware Brands Corp.	96,451	2,630,219
Turtle Beach Corp. *(a)	14,600	217,394
Unifi, Inc. *	30,500	652,395
Universal Electronics, Inc. *	26,380	743,125
Vera Bradley, Inc. *	44,049	394,239
Vista Outdoor, Inc. *	112,575	1,123,498
Vuzix Corp. *(a)	44,000	186,120
William Lyon Homes, Class A *	64,862	860,070
Wolverine World Wide, Inc.	181,831	6,238,622
YETI Holdings, Inc. *	32,870	559,119
ZAGG, Inc. *	52,521	589,286
		107,646,778

Consumer Services 3.8%
Adtalem Global Education, Inc. *	114,723	5,609,955
American Public Education, Inc. *	32,039	948,034
BBX Capital Corp.	132,653	818,469
Belmond Ltd., Class A *	176,476	4,397,782
Biglari Holdings, Inc., Class A *	191	124,152
Biglari Holdings, Inc., Class B *	1,810	236,965
BJ’s Restaurants, Inc.	40,900	2,038,047
Bloomin’ Brands, Inc.	163,162	3,007,076
Bluegreen Vacations Corp.	15,000	201,000
Boyd Gaming Corp.	162,042	4,426,988
Brinker International, Inc.	75,838	3,072,956
Career Education Corp. *	132,884	1,715,532
Carriage Services, Inc.	33,310	647,880
Carrols Restaurant Group, Inc. *	66,900	577,347
Century Casinos, Inc. *	53,700	411,879
Chegg, Inc. *	213,208	7,509,186
Churchill Downs, Inc.	69,342	6,378,077
Chuy’s Holdings, Inc. *	32,800	745,216
Cracker Barrel Old Country Store, Inc.	37,793	6,322,013
Dave & Buster’s Entertainment, Inc.	78,177	4,022,207
Del Frisco’s Restaurant Group, Inc. *	67,787	536,873
Del Taco Restaurants, Inc. *	58,732	610,226
Denny’s Corp. *	119,831	2,119,810
Dine Brands Global, Inc.	32,716	2,495,249
Drive Shack, Inc. *	121,934	513,342
El Pollo Loco Holdings, Inc. *	42,000	692,580
Eldorado Resorts, Inc. *	129,602	6,042,045
Empire Resorts, Inc. *	8,021	96,252
Fiesta Restaurant Group, Inc. *	47,134	700,411
Golden Entertainment, Inc. *	34,600	647,020
Houghton Mifflin Harcourt Co. *	201,798	2,112,825
International Speedway Corp., Class A	47,252	2,053,099
J Alexander’s Holdings, Inc. *	25,627	220,392
Jack in the Box, Inc.	53,112	4,299,416
K12, Inc. *	74,251	2,339,649
Laureate Education, Inc., Class A *	187,086	2,993,376
Lindblad Expeditions Holdings, Inc. *	40,945	503,214
Marriott Vacations Worldwide Corp.	76,595	6,781,721
Monarch Casino & Resort, Inc. *	21,700	938,308

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nathan’s Famous, Inc.	6,097	411,548
Noodles & Co. *	25,859	186,185
Papa John’s International, Inc.	43,816	1,852,979
Penn National Gaming, Inc. *	215,866	5,232,592
Planet Fitness, Inc., Class A *	173,813	10,067,249
PlayAGS, Inc. *	43,227	1,083,269
Potbelly Corp. *	43,800	379,746
RCI Hospitality Holdings, Inc.	17,482	390,023
Red Lion Hotels Corp. *	33,245	307,516
Red Robin Gourmet Burgers, Inc. *	26,044	832,887
Red Rock Resorts, Inc., Class A	137,289	3,484,395
Regis Corp. *	67,270	1,254,586
Ruth’s Hospitality Group, Inc.	57,021	1,317,185
Scientific Games Corp., Class A *	109,087	2,733,720
SeaWorld Entertainment, Inc. *	108,065	2,815,093
Shake Shack, Inc., Class A *	48,184	2,301,268
Sotheby’s *	68,729	2,775,964
Speedway Motorsports, Inc.	21,884	353,208
Strategic Education, Inc.	41,188	4,505,967
Texas Roadhouse, Inc.	133,344	8,112,649
The Cheesecake Factory, Inc.	82,886	3,719,924
The Habit Restaurants, Inc., Class A *	39,583	404,538
Town Sports International Holdings, Inc. *	26,900	162,207
Weight Watchers International, Inc. *	76,080	2,434,560
Wingstop, Inc.	57,011	3,742,772
		150,768,599

Diversified Financials 3.2%
AG Mortgage Investment Trust, Inc.	54,000	973,080
Anworth Mortgage Asset Corp.	185,964	831,259
Apollo Commercial Real Estate Finance, Inc.	242,102	4,406,256
Arbor Realty Trust, Inc.	127,721	1,527,543
Ares Commercial Real Estate Corp.	52,300	753,120
Arlington Asset Investment Corp., Class A (a)	58,250	502,115
ARMOUR Residential REIT, Inc.	82,300	1,729,946
Artisan Partners Asset Management, Inc., Class A	93,383	2,177,692
Ashford, Inc. *	1,520	98,800
Associated Capital Group, Inc., Class A *(a)	4,800	203,472
B. Riley Financial, Inc.	40,402	616,130
Banco Latinoamericano de Comercio Exterior, S.A., Class E	60,871	1,143,157
Blackstone Mortgage Trust, Inc., Class A	220,319	7,598,802
Blucora, Inc. *	93,571	2,761,280
BrightSphere Investment Group plc	158,927	1,965,927
Cannae Holdings, Inc. *	135,358	2,617,824
Capstead Mortgage Corp.	181,667	1,338,886
Cherry Hill Mortgage Investment Corp.	30,150	557,775
Cohen & Steers, Inc.	43,739	1,645,899
Colony Credit Real Estate, Inc.	164,438	2,747,759
Cowen, Inc. *	53,975	872,776
Curo Group Holdings Corp. *	22,165	277,062
Diamond Hill Investment Group, Inc.	6,484	1,005,020
Donnelley Financial Solutions, Inc. *	66,448	972,799
Dynex Capital, Inc.	113,560	683,631
Elevate Credit, Inc. *	37,377	166,328
Encore Capital Group, Inc. *	51,650	1,525,741
Enova International, Inc. *	65,483	1,509,383
Exantas Capital Corp.	57,642	609,276
EZCORP, Inc., Class A *	100,405	935,775
Federated Investors, Inc., Class B	190,334	4,973,427
FGL Holdings *	286,774	2,268,382
FirstCash, Inc.	85,746	7,068,043
Focus Financial Partners, Inc., Class A *	36,530	1,027,224
GAIN Capital Holdings, Inc.	56,210	363,679
GAMCO Investors, Inc., Class A	8,310	165,785
Security	Number of Shares	Value ($)
Granite Point Mortgage Trust, Inc.	84,264	1,644,833
Great Ajax Corp.	31,800	410,538
Green Dot Corp., Class A *	95,181	7,045,298
Greenhill & Co., Inc.	34,185	856,676
Hamilton Lane, Inc., Class A	32,304	1,171,666
Houlihan Lokey, Inc.	66,643	2,948,286
INTL. FCStone, Inc. *	30,393	1,161,924
Invesco Mortgage Capital, Inc.	219,940	3,541,034
Investment Technology Group, Inc.	64,625	1,955,552
KKR Real Estate Finance Trust, Inc.	43,968	906,620
Ladder Capital Corp.	183,194	3,171,088
Ladenburg Thalmann Financial Services, Inc.	206,135	593,669
LendingClub Corp. *	629,309	2,007,496
Marlin Business Services Corp.	17,000	377,230
Moelis & Co., Class A	87,960	3,848,250
Nelnet, Inc., Class A	36,634	1,926,948
New York Mortgage Trust, Inc.	304,237	1,910,608
On Deck Capital, Inc. *	98,100	737,712
Oppenheimer Holdings, Inc., Class A	18,300	492,819
Orchid Island Capital, Inc. (a)	102,816	713,543
PennyMac Mortgage Investment Trust	116,873	2,365,510
Piper Jaffray Cos.	28,301	1,953,618
PJT Partners, Inc., Class A	39,165	1,702,894
PRA Group, Inc. *	88,296	2,605,615
Pzena Investment Management, Inc., Class A	34,400	301,344
Ready Capital Corp.	34,870	545,367
Redwood Trust, Inc.	162,334	2,618,447
Regional Management Corp. *	18,310	503,159
Safeguard Scientifics, Inc. *	36,500	346,385
Siebert Financial Corp. *	13,700	151,522
Silvercrest Asset Management Group, Inc., Class A	15,600	207,792
Stifel Financial Corp.	136,415	6,530,186
TPG RE Finance Trust, Inc.	68,614	1,360,616
Value Line, Inc.	1,900	40,755
Virtus Investment Partners, Inc.	13,686	1,231,329
Waddell & Reed Financial, Inc., Class A	152,517	2,611,091
Western Asset Mortgage Capital Corp.	90,376	863,995
Westwood Holdings Group, Inc.	15,967	584,712
WisdomTree Investments, Inc.	228,001	1,527,607
World Acceptance Corp. *	12,096	1,254,234
		127,349,021

Energy 3.6%
Abraxas Petroleum Corp. *	304,200	361,998
Adams Resources & Energy, Inc.	4,584	181,664
Alta Mesa Resources, Inc., Class A *	192,120	184,051
Approach Resources, Inc. *(a)	96,530	92,987
Arch Coal, Inc., Class A	34,524	3,042,600
Archrock, Inc.	252,066	2,379,503
Ardmore Shipping Corp. *	65,290	370,194
Basic Energy Services, Inc. *	36,000	171,000
Berry Petroleum Corp.	24,950	294,161
Bonanza Creek Energy, Inc. *	37,764	870,460
Bristow Group, Inc. *(a)	63,782	209,843
C&J Energy Services, Inc. *	122,846	1,974,135
Cactus, Inc., Class A *	75,212	2,468,458
California Resources Corp. *	88,352	1,780,293
Callon Petroleum Co. *	447,252	3,640,631
CARBO Ceramics, Inc. *(a)	49,550	199,687
Carrizo Oil & Gas, Inc. *	170,624	2,095,263
Clean Energy Fuels Corp. *	261,338	496,542
Cloud Peak Energy, Inc. *	147,300	54,958
CONSOL Energy, Inc. *	54,647	1,941,608
Covia Holdings Corp. *	59,310	277,571
CVR Energy, Inc.	36,238	1,454,956

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dawson Geophysical Co. *	39,500	154,445
Delek US Holdings, Inc.	159,473	5,184,467
Denbury Resources, Inc. *	905,458	1,838,080
DHT Holdings, Inc.	181,674	735,780
Diamond Offshore Drilling, Inc. *	126,981	1,387,902
Dorian LPG Ltd. *	51,996	284,938
Dril-Quip, Inc. *	69,224	2,591,747
Earthstone Energy, Inc., Class A *	34,790	209,784
Eclipse Resources Corp. *(a)	156,100	179,515
Energy Fuels, Inc. *(a)	166,840	477,162
EP Energy Corp., Class A *	88,300	60,874
Era Group, Inc. *	39,630	373,315
Evolution Petroleum Corp.	49,480	369,616
Exterran Corp. *	62,965	1,093,072
Forum Energy Technologies, Inc. *	159,561	783,445
Frank’s International N.V. *	149,317	849,614
Frontline Ltd. *(a)	154,121	793,723
FTS International, Inc. *	61,810	503,752
GasLog Ltd.	78,660	1,410,374
Golar LNG Ltd.	186,502	4,153,400
Goodrich Petroleum Corp. *	16,500	225,720
Green Plains, Inc.	78,628	1,117,304
Gulfport Energy Corp. *	343,669	2,883,383
Halcon Resources Corp. *	255,339	418,756
Hallador Energy Co.	33,360	188,984
Helix Energy Solutions Group, Inc. *	274,897	1,877,547
HighPoint Resources Corp. *	208,954	585,071
Independence Contract Drilling, Inc. *	96,360	329,551
International Seaways, Inc. *	43,008	779,305
ION Geophysical Corp. *	19,800	177,606
Isramco, Inc. *	1,400	155,820
Jagged Peak Energy, Inc. *	129,144	1,359,886
Keane Group, Inc. *	103,762	1,045,921
Key Energy Services, Inc. *	20,930	34,953
KLX Energy Services Holdings, Inc. *	39,982	1,041,931
Laredo Petroleum, Inc. *	309,203	1,174,971
Liberty Oilfield Services, Inc., Class A	86,370	1,313,688
Lilis Energy, Inc. *	85,300	185,101
Mammoth Energy Services, Inc.	25,335	560,664
Matador Resources Co. *	206,009	4,017,175
Matrix Service Co. *	50,830	1,090,303
McDermott International, Inc. *	350,055	3,087,485
Midstates Petroleum Co., Inc. *	28,600	276,848
NACCO Industries, Inc., Class A	7,792	265,551
Natural Gas Services Group, Inc. *	24,300	401,193
NCS Multistage Holdings, Inc. *	18,000	101,880
Newpark Resources, Inc. *	175,466	1,458,122
NextDecade Corp. *(a)	14,700	53,655
Nine Energy Service, Inc. *	30,014	719,736
Noble Corp. plc *	493,630	1,628,979
Nordic American Tankers Ltd. (a)	270,871	555,286
Northern Oil & Gas, Inc. *	382,955	968,876
Nuverra Environmental Solutions, Inc. *	2,300	31,050
Oasis Petroleum, Inc. *	531,648	3,200,521
Oceaneering International, Inc. *	192,422	3,019,101
Oil States International, Inc. *	118,322	2,037,505
Overseas Shipholding Group, Inc., Class A *	107,500	194,575
Panhandle Oil & Gas, Inc., Class A	30,730	491,680
Par Pacific Holdings, Inc. *	62,105	1,009,827
PDC Energy, Inc. *	129,481	4,217,196
Peabody Energy Corp.	154,358	5,510,581
Penn Virginia Corp. *	24,720	1,296,811
PHI, Inc. — Non Voting Shares *(a)	24,752	81,187
Pioneer Energy Services Corp. *	142,900	211,492
Profire Energy, Inc. *	44,000	73,480
ProPetro Holding Corp. *	138,375	2,261,047
Quintana Energy Services, Inc. *	10,200	49,368
Renewable Energy Group, Inc. *	72,194	2,086,407
Security	Number of Shares	Value ($)
Resolute Energy Corp. *(a)	43,288	1,416,816
REX American Resources Corp. *	11,060	806,606
RigNet, Inc. *	28,854	385,489
Ring Energy, Inc. *	112,699	662,670
Rosehill Resources, Inc. *	2,300	8,004
Rowan Cos. plc, Class A *	249,554	3,042,063
Sanchez Energy Corp. *	144,853	37,951
SandRidge Energy, Inc. *	58,758	487,104
Scorpio Tankers, Inc.	90,247	1,690,326
SEACOR Holdings, Inc. *	34,293	1,419,387
SEACOR Marine Holdings, Inc. *	33,847	448,473
Select Energy Services, Inc., Class A *	91,663	779,136
SemGroup Corp., Class A	156,690	2,510,174
Ship Finance International Ltd.	160,655	1,953,565
SilverBow Resources, Inc. *	14,100	342,771
Smart Sand, Inc. *	38,800	98,552
Solaris Oilfield Infrastructure, Inc., Class A	53,479	804,324
Southwestern Energy Co. *	1,157,965	5,060,307
SRC Energy, Inc. *	477,945	2,351,489
Superior Energy Services, Inc. *	304,419	1,190,278
Talos Energy, Inc. *	38,633	737,890
Teekay Corp. (a)	135,000	473,850
Teekay Tankers Ltd., Class A	390,532	390,532
Tellurian, Inc. *(a)	169,088	1,690,880
TETRA Technologies, Inc. *	235,274	501,134
Tidewater, Inc. *	54,561	1,174,153
Ultra Petroleum Corp. *	303,100	218,232
Unit Corp. *	103,638	1,654,062
Uranium Energy Corp. *(a)	366,940	477,022
US Silica Holdings, Inc. (a)	153,746	2,072,496
W&T Offshore, Inc. *	182,231	918,444
World Fuel Services Corp.	130,730	3,253,870
Zion Oil & Gas, Inc. *	122,348	59,522
		142,948,219

Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc. *	143,887	3,785,667
Ingles Markets, Inc., Class A	27,231	777,173
Natural Grocers by Vitamin Cottage, Inc. *	17,200	234,952
Performance Food Group Co. *	199,915	6,829,096
PriceSmart, Inc.	43,329	2,653,901
Rite Aid Corp. *	2,069,941	1,662,783
Smart & Final Stores, Inc. *	44,995	271,320
SpartanNash, Co.	70,004	1,452,583
The Andersons, Inc.	53,556	1,877,138
The Chefs’ Warehouse, Inc. *	42,764	1,373,580
United Natural Foods, Inc. *	101,121	1,324,685
Village Super Market, Inc., Class A	15,800	424,862
Weis Markets, Inc.	18,829	913,583
		23,581,323

Food, Beverage & Tobacco 1.6%
22nd Century Group, Inc. *(a)	230,180	515,603
Alico, Inc.	6,900	204,240
B&G Foods, Inc. (a)	128,570	3,427,676
Cal-Maine Foods, Inc.	61,573	2,597,149
Calavo Growers, Inc.	30,927	2,516,221
Castle Brands, Inc. *	201,300	170,159
Celsius Holdings, Inc. *(a)	43,000	175,870
Coca-Cola Consolidated, Inc.	9,193	1,983,849
Craft Brew Alliance, Inc. *	25,482	419,434
Darling Ingredients, Inc. *	322,006	6,849,068
Dean Foods Co.	174,845	729,104
Farmer Brothers Co. *	19,000	467,400
Fresh Del Monte Produce, Inc.	60,236	1,926,347
Freshpet, Inc. *	51,410	1,849,218
Hostess Brands, Inc. *	194,886	2,239,240

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
J&J Snack Foods Corp.	29,573	4,564,592
John B. Sanfilippo & Son, Inc.	16,964	1,157,793
Lancaster Colony Corp.	37,044	5,892,589
Landec Corp. *	53,354	677,062
Limoneira Co.	30,097	663,037
MGP Ingredients, Inc.	25,878	1,857,782
National Beverage Corp.	22,891	1,919,181
Primo Water Corp. *	65,202	849,582
Pyxus International, Inc. *(a)	15,600	253,188
Sanderson Farms, Inc.	39,927	4,915,014
Seneca Foods Corp., Class A *	14,490	414,414
The Boston Beer Co., Inc., Class A *	16,203	4,037,139
The Simply Good Foods Co. *	118,514	2,345,392
Tootsie Roll Industries, Inc.	32,100	1,112,265
Turning Point Brands, Inc.	15,460	547,439
Universal Corp.	48,654	2,807,336
Vector Group Ltd.	199,634	2,195,974
		62,280,357

Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *	26,363	63,798
Accuray, Inc. *	159,300	700,920
Addus HomeCare Corp. *	19,024	1,144,294
Allscripts Healthcare Solutions, Inc. *	344,015	4,055,937
Amedisys, Inc. *	52,467	6,881,572
American Renal Associates Holdings, Inc. *	24,500	296,940
AMN Healthcare Services, Inc. *	91,018	5,897,056
AngioDynamics, Inc. *	70,940	1,496,834
Anika Therapeutics, Inc. *	27,468	1,043,509
Antares Pharma, Inc. *	281,890	851,308
Apollo Medical Holdings, Inc. *	6,306	123,156
AtriCure, Inc. *	72,404	2,240,904
Atrion Corp.	2,789	2,080,148
Avanos Medical, Inc. *	91,742	4,178,848
AxoGen, Inc. *	66,716	1,100,814
Axonics Modulation Technologies, Inc. *	13,550	197,830
BioScrip, Inc. *	251,062	911,355
BioTelemetry, Inc. *	64,713	4,647,688
Brookdale Senior Living, Inc. *	365,822	2,981,449
Capital Senior Living Corp. *	46,050	320,969
Cardiovascular Systems, Inc. *	66,564	2,072,137
Castlight Health, Inc., Class B *	146,948	436,436
Cerus Corp. *	263,051	1,567,784
Civitas Solutions, Inc. *	31,500	558,495
Community Health Systems, Inc. *	164,900	649,706
Computer Programs & Systems, Inc.	22,367	586,910
CONMED Corp.	49,613	3,490,275
CorVel Corp. *	18,344	1,145,950
Cross Country Healthcare, Inc. *	73,057	703,539
CryoLife, Inc. *	70,202	1,959,338
CryoPort, Inc. *(a)	50,130	525,864
Cutera, Inc. *	25,954	372,699
CytoSorbents Corp. *	56,156	420,608
Diplomat Pharmacy, Inc. *	111,249	1,613,110
ElectroCore, Inc. *	11,430	76,352
Endologix, Inc. *	212,087	160,656
Evolent Health, Inc., Class A *	134,840	2,383,971
FONAR Corp. *	13,161	290,858
Genesis Healthcare, Inc. *	101,000	158,570
GenMark Diagnostics, Inc. *	99,500	660,680
Glaukos Corp. *	66,902	4,267,679
Globus Medical, Inc., Class A *	142,541	6,421,472
Guardant Health, Inc. *	27,970	1,128,310
Haemonetics Corp. *	102,042	10,092,974
HealthEquity, Inc. *	106,184	6,619,511
HealthStream, Inc.	52,021	1,308,848
Helius Medical Technologies, Inc. *(a)	34,800	256,128
Heska Corp. *	13,268	1,308,225
Security	Number of Shares	Value ($)
HMS Holdings Corp. *	163,026	4,889,150
Inogen, Inc. *	35,139	5,313,368
Inovalon Holdings, Inc., Class A *	134,961	1,928,593
Inspire Medical Systems, Inc. *	23,657	1,268,725
Integer Holdings Corp. *	61,224	4,958,532
IntriCon Corp. *	14,944	387,348
Invacare Corp.	62,911	323,363
iRadimed Corp. *(a)	6,500	178,230
iRhythm Technologies, Inc. *	47,715	4,055,775
Lantheus Holdings, Inc. *	73,638	1,238,591
LeMaitre Vascular, Inc.	31,918	760,925
LHC Group, Inc. *	57,860	6,117,538
LivaNova plc *	95,408	8,808,067
Magellan Health, Inc. *	48,576	3,165,212
Medidata Solutions, Inc. *	113,682	8,066,875
Meridian Bioscience, Inc.	81,914	1,342,570
Merit Medical Systems, Inc. *	104,898	5,929,884
NantHealth, Inc. *	30,500	16,168
National HealthCare Corp.	23,988	1,926,956
National Research Corp., Class A	21,600	863,568
Natus Medical, Inc. *	64,233	2,167,221
Neogen Corp. *	98,364	5,991,351
Neuronetics, Inc. *	12,090	206,981
Nevro Corp. *	57,341	2,784,479
NextGen Healthcare, Inc. *	105,713	1,869,006
Novocure Ltd. *	144,965	7,103,285
NuVasive, Inc. *	101,210	5,074,669
Nuvectra Corp. *	33,570	469,980
NxStage Medical, Inc. *	129,033	3,750,989
Omnicell, Inc. *	76,258	4,966,684
OraSure Technologies, Inc. *	118,313	1,520,322
Orthofix Medical, Inc. *	34,863	1,886,437
OrthoPediatrics Corp. *	13,960	506,329
Owens & Minor, Inc.	123,127	932,071
Oxford Immunotec Global plc *	50,844	739,272
Patterson Cos., Inc.	161,920	3,609,197
PetIQ, Inc. *	30,400	924,768
Pulse Biosciences, Inc. *(a)	19,900	265,864
Quidel Corp. *	67,546	3,919,694
Quorum Health Corp. *	53,300	156,169
R1 RCM, Inc. *	202,360	1,643,163
RadNet, Inc. *	76,206	1,040,212
Rockwell Medical, Inc. *(a)	93,610	292,063
RTI Surgical, Inc. *	107,800	473,242
SeaSpine Holdings Corp. *	28,780	440,046
Select Medical Holdings Corp. *	214,121	3,344,570
Senseonics Holdings, Inc. *(a)	161,200	404,612
SI-BONE, Inc. *	16,230	291,815
Sientra, Inc. *	44,766	497,798
Simulations Plus, Inc.	22,405	431,520
STAAR Surgical Co. *	86,518	3,091,288
Surgery Partners, Inc. *	35,400	463,032
Surmodics, Inc. *	25,684	1,470,923
Tabula Rasa HealthCare, Inc. *	34,456	2,077,008
Tactile Systems Technology, Inc. *	34,327	2,285,492
Tandem Diabetes Care, Inc. *	99,934	4,345,130
Teladoc Health, Inc. *	132,031	8,476,390
Tenet Healthcare Corp. *	165,261	3,634,089
The Ensign Group, Inc.	97,680	4,255,918
The Providence Service Corp. *	21,680	1,390,555
Tivity Health, Inc. *	78,441	1,746,097
TransEnterix, Inc. *(a)	320,017	870,446
Triple-S Management Corp., Class B *	43,681	880,609
U.S. Physical Therapy, Inc.	24,453	2,589,328
Utah Medical Products, Inc.	6,556	615,871
Vapotherm, Inc. *	9,090	152,985
Varex Imaging Corp. *	76,009	2,165,496
ViewRay, Inc. *	125,657	903,474

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vocera Communications, Inc. *	58,888	2,403,808
Wright Medical Group N.V. *	243,902	7,278,036
		262,791,636

Household & Personal Products 0.6%
Central Garden & Pet Co. *	20,094	787,886
Central Garden & Pet Co., Class A *	79,363	2,826,910
Edgewell Personal Care Co. *	106,422	4,198,348
elf Beauty, Inc. *	42,000	352,800
Inter Parfums, Inc.	33,930	2,254,988
Medifast, Inc.	23,056	2,933,645
Natural Health Trends Corp.	14,970	245,358
Nature’s Sunshine Products, Inc. *	15,180	121,440
Oil-Dri Corp. of America	9,987	265,055
Revlon, Inc., Class A *(a)	15,402	403,532
USANA Health Sciences, Inc. *	24,920	2,918,132
WD-40 Co.	26,793	4,869,628
		22,177,722

Insurance 2.7%
Ambac Financial Group, Inc. *	89,646	1,696,102
American Equity Investment Life Holding Co.	175,937	5,510,347
AMERISAFE, Inc.	37,797	2,245,520
Argo Group International Holdings Ltd.	63,840	4,260,682
Citizens, Inc. *(a)	99,061	702,342
CNO Financial Group, Inc.	323,434	5,783,000
Crawford & Co., Class B	24,975	241,009
Donegal Group, Inc., Class A	18,452	243,013
eHealth, Inc. *	36,848	2,253,624
EMC Insurance Group, Inc.	17,800	585,264
Employers Holdings, Inc.	63,659	2,697,232
Enstar Group Ltd. *	23,760	4,229,280
FBL Financial Group, Inc., Class A	19,304	1,355,527
FedNat Holding Co.	22,366	405,048
Genworth Financial, Inc., Class A *	990,997	4,796,425
Global Indemnity Ltd.	16,555	544,660
Goosehead Insurance, Inc., Class A *	19,000	546,060
Greenlight Capital Re Ltd., Class A *	57,521	596,493
Hallmark Financial Services, Inc. *	26,732	259,300
HCI Group, Inc.	14,512	687,579
Health Insurance Innovations, Inc., Class A *(a)	25,288	969,542
Heritage Insurance Holdings, Inc.	38,562	559,920
Horace Mann Educators Corp.	80,953	3,371,692
Independence Holding Co.	8,748	312,828
Investors Title Co.	2,700	466,371
James River Group Holdings Ltd.	50,508	1,948,094
Kemper Corp.	103,410	7,774,364
Kingstone Cos., Inc.	18,310	301,200
Kinsale Capital Group, Inc.	38,380	2,226,040
Maiden Holdings Ltd.	131,188	169,233
MBIA, Inc. *	172,873	1,661,310
National General Holdings Corp.	127,228	3,072,556
National Western Life Group, Inc., Class A	4,521	1,371,219
NI Holdings, Inc. *	17,920	268,800
Primerica, Inc.	84,791	9,527,965
ProAssurance Corp.	103,884	4,431,691
Protective Insurance Corp., Class B	18,870	347,774
RLI Corp.	76,848	5,072,736
Safety Insurance Group, Inc.	28,994	2,386,496
Selective Insurance Group, Inc.	113,837	6,934,950
State Auto Financial Corp.	33,125	1,126,250
Stewart Information Services Corp.	46,381	2,061,635
The Navigators Group, Inc.	40,586	2,832,903
Third Point Reinsurance Ltd. *	146,794	1,542,805
Tiptree, Inc.	50,010	297,560
Security	Number of Shares	Value ($)
Trupanion, Inc. *(a)	48,855	1,297,100
United Fire Group, Inc.	40,937	2,128,724
United Insurance Holdings Corp.	40,963	668,516
Universal Insurance Holdings, Inc.	62,470	2,356,368
		107,125,149

Materials 3.9%
Advanced Emissions Solutions, Inc. (a)	35,400	401,082
AdvanSix, Inc. *	59,324	1,877,011
AgroFresh Solutions, Inc. *	59,500	239,190
AK Steel Holding Corp. *	612,297	1,806,276
Allegheny Technologies, Inc. *	246,952	6,764,015
American Vanguard Corp.	58,085	1,017,649
Amyris, Inc. *(a)	59,020	200,078
Balchem Corp.	63,049	5,234,328
Boise Cascade Co.	76,704	2,107,059
Carpenter Technology Corp.	91,559	4,327,078
Century Aluminum Co. *	99,488	915,290
Chase Corp.	14,399	1,451,707
Clearwater Paper Corp. *	32,283	1,088,583
Cleveland-Cliffs, Inc.	586,476	6,281,158
Coeur Mining, Inc. *	364,975	1,879,621
Commercial Metals Co.	228,875	3,993,869
Compass Minerals International, Inc.	67,332	3,518,097
Ferro Corp. *	162,391	2,707,058
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	283,290
Forterra, Inc. *(a)	37,450	192,119
FutureFuel Corp.	50,961	933,096
GCP Applied Technologies, Inc. *	140,398	3,538,030
Gold Resource Corp.	103,205	463,390
Greif, Inc., Class A	49,864	1,944,696
Greif, Inc., Class B	11,444	516,697
H.B. Fuller Co.	99,805	4,929,369
Hawkins, Inc.	18,652	773,871
Haynes International, Inc.	23,972	786,282
Hecla Mining Co.	897,351	2,422,848
Ingevity Corp. *	83,185	7,825,213
Innophos Holdings, Inc.	39,210	1,172,379
Innospec, Inc.	47,553	3,341,549
Intrepid Potash, Inc. *	185,500	576,905
Kaiser Aluminum Corp.	31,540	3,165,670
Koppers Holdings, Inc. *	41,221	939,427
Kraton Corp. *	60,827	1,715,321
Kronos Worldwide, Inc.	46,526	612,747
Livent Corp. *(a)	44,650	565,269
Louisiana-Pacific Corp.	279,037	6,802,922
LSB Industries, Inc. *	40,500	301,725
Marrone Bio Innovations, Inc. *(a)	101,700	155,601
Materion Corp.	39,336	1,846,038
Minerals Technologies, Inc.	69,684	4,081,392
Myers Industries, Inc.	68,951	1,121,143
Neenah, Inc.	32,651	2,274,795
Olympic Steel, Inc.	17,250	332,408
OMNOVA Solutions, Inc. *	88,543	788,918
P.H. Glatfelter Co.	87,722	1,121,087
PolyOne Corp.	156,154	5,054,705
PQ Group Holdings, Inc. *	72,961	1,098,063
Quaker Chemical Corp.	25,711	5,256,871
Ramaco Resources, Inc. *(a)	10,400	63,024
Rayonier Advanced Materials, Inc.	98,501	1,426,294
Ryerson Holding Corp. *	31,700	222,851
Schnitzer Steel Industries, Inc., Class A	50,922	1,232,312
Schweitzer-Mauduit International, Inc.	59,735	1,915,104
Sensient Technologies Corp.	83,554	5,245,520
Stepan Co.	39,898	3,508,231
Summit Materials, Inc., Class A *	219,525	3,349,952

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SunCoke Energy, Inc. *	129,738	1,458,255
Synalloy Corp.	15,300	241,740
Tahoe Resources, Inc. *	612,592	2,321,724
TimkenSteel Corp. *	80,758	1,028,049
Trecora Resources *	40,200	348,534
Tredegar Corp.	49,786	812,010
Trinseo S.A.	84,066	4,123,437
Tronox Ltd., Class A	182,261	1,596,606
UFP Technologies, Inc. *	12,490	412,170
United States Lime & Minerals, Inc.	3,900	269,139
Universal Stainless & Alloy Products, Inc. *	15,850	284,191
US Concrete, Inc. *	32,211	1,146,712
Valhi, Inc.	49,094	163,483
Verso Corp., Class A *	67,591	1,667,470
Warrior Met Coal, Inc.	84,736	2,434,465
Worthington Industries, Inc.	82,427	3,109,971
		151,124,229

Media & Entertainment 2.4%
AMC Entertainment Holdings, Inc., Class A	103,094	1,510,327
Beasley Broadcasting Group, Inc., Class A	15,050	68,026
Boston Omaha Corp., Class A *(a)	9,400	237,726
Cardlytics, Inc. *	11,166	195,293
Care.com, Inc. *	38,070	904,924
Cargurus, Inc. *	98,325	4,205,360
Cars.com, Inc. *	136,558	3,729,399
Central European Media Enterprises Ltd., Class A *	165,600	498,456
Clear Channel Outdoor Holdings, Inc., Class A *	77,076	429,313
Daily Journal Corp. *	2,110	466,542
Emerald Expositions Events, Inc.	48,900	694,380
Entercom Communications Corp., Class A	249,735	1,830,557
Entravision Communications Corp., Class A	121,900	480,286
Eros International plc *(a)	71,756	683,835
Fluent, Inc. *	61,840	291,885
Gannett Co., Inc.	220,830	2,449,005
Glu Mobile, Inc. *	219,841	2,141,251
Gray Television, Inc. *	156,719	2,618,774
Hemisphere Media Group, Inc. *	35,700	473,382
IMAX Corp. *	105,501	2,191,256
Liberty Latin America Ltd., Class A *	85,708	1,494,319
Liberty Latin America Ltd., Class C *	222,356	3,886,783
Liberty Media Corp. — Liberty Braves, Class A *	20,631	559,925
Liberty Media Corp. — Liberty Braves, Class C *	68,580	1,848,917
Liberty TripAdvisor Holdings, Inc., Class A *	141,601	2,359,073
LiveXLive Media, Inc. *	57,140	347,983
Loral Space & Communications, Inc. *	25,768	930,482
MDC Partners, Inc., Class A *	113,743	337,817
Meredith Corp.	77,904	4,227,850
MSG Networks, Inc., Class A *	116,538	2,610,451
National CineMedia, Inc.	153,758	1,062,468
New Media Investment Group, Inc.	118,046	1,613,689
Nexstar Media Group, Inc., Class A	87,938	7,340,185
QuinStreet, Inc. *	87,776	1,671,255
Reading International, Inc., Class A *	33,850	534,830
Rosetta Stone, Inc. *	39,411	597,471
Saga Communications, Inc., Class A	7,830	264,811
Scholastic Corp.	55,362	2,308,042
Sinclair Broadcast Group, Inc., Class A	132,933	4,095,666
TechTarget, Inc. *	38,851	563,339
TEGNA, Inc.	424,546	4,984,170
The E.W. Scripps Co., Class A	90,296	1,695,759
The Marcus Corp.	38,033	1,695,131
Security	Number of Shares	Value ($)
The Meet Group, Inc. *	133,580	772,092
The New York Times Co., Class A	257,626	6,623,564
Travelzoo *	9,000	110,700
Tribune Publishing Co. *	35,823	428,801
TrueCar, Inc. *	183,052	1,717,028
WideOpenWest, Inc. *	56,510	427,216
World Wrestling Entertainment, Inc., Class A	84,627	6,968,187
Yelp, Inc. *	159,869	5,822,429
		96,000,410

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Abeona Therapeutics, Inc. *	59,000	400,610
ACADIA Pharmaceuticals, Inc. *	194,515	4,431,052
Accelerate Diagnostics, Inc. *(a)	52,704	959,740
Acceleron Pharma, Inc. *	75,989	3,221,934
Achaogen, Inc. *(a)	58,600	88,486
Achillion Pharmaceuticals, Inc. *	273,913	599,869
Aclaris Therapeutics, Inc. *	69,640	485,391
Acorda Therapeutics, Inc. *	86,128	1,432,309
Adamas Pharmaceuticals, Inc. *	42,547	382,923
ADMA Biologics, Inc. *	35,400	104,430
Aduro Biotech, Inc. *	123,157	367,008
Adverum Biotechnologies, Inc. *	101,500	322,770
Aeglea BioTherapeutics, Inc. *	30,300	276,942
Aerie Pharmaceuticals, Inc. *	69,929	3,288,062
Agenus, Inc. *	171,274	577,193
AgeX Therapeutics, Inc. *(a)	19,423	75,167
Aimmune Therapeutics, Inc. *	86,056	2,024,037
Akcea Therapeutics, Inc. *(a)	25,231	670,640
Akebia Therapeutics, Inc. *	172,204	948,844
Akorn, Inc. *	178,072	669,551
Albireo Pharma, Inc. *	17,000	442,000
Alder Biopharmaceuticals, Inc. *	112,826	1,588,590
Aldeyra Therapeutics, Inc. *	41,710	367,465
Allakos, Inc. *	16,327	652,264
Allena Pharmaceuticals, Inc. *	21,600	151,416
Allogene Therapeutics, Inc. *(a)	41,390	1,255,359
AMAG Pharmaceuticals, Inc. *	68,529	1,121,820
Amicus Therapeutics, Inc. *	374,936	4,514,229
Amneal Pharmaceuticals, Inc. *	170,181	2,089,823
Amphastar Pharmaceuticals, Inc. *	70,355	1,601,280
Ampio Pharmaceuticals, Inc. *	211,320	105,660
AnaptysBio, Inc. *	42,018	2,786,634
ANI Pharmaceuticals, Inc. *	16,203	870,749
Apellis Pharmaceuticals, Inc. *	69,444	972,216
Aptinyx, Inc. *	25,190	134,515
Aquestive Therapeutics, Inc. *	9,910	60,748
Aratana Therapeutics, Inc. *	91,160	403,839
Arbutus Biopharma Corp. *	65,900	243,171
Arcus Biosciences, Inc. *	61,230	622,709
Ardelyx, Inc. *	82,700	173,670
Arena Pharmaceuticals, Inc. *	98,237	4,515,955
ArQule, Inc. *	215,618	797,787
Array BioPharma, Inc. *	405,256	7,566,130
Arrowhead Pharmaceuticals, Inc. *	169,973	2,400,019
Arsanis, Inc. *	8,700	23,751
Arvinas Holding Co. LLC *	15,490	269,681
Assembly Biosciences, Inc. *	42,215	961,658
Assertio Therapeutics, Inc. *	111,600	497,736
Atara Biotherapeutics, Inc. *	82,164	3,122,232
Athenex, Inc. *	87,529	1,028,466
Athersys, Inc. *(a)	211,500	336,285
Audentes Therapeutics, Inc. *	73,591	1,825,057
AVEO Pharmaceuticals, Inc. *(a)	201,030	140,600
Avid Bioservices, Inc. *	103,254	397,528
Avrobio, Inc. *	11,530	143,664
Bellicum Pharmaceuticals, Inc. *	74,300	245,190

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioCryst Pharmaceuticals, Inc. *	214,796	1,864,429
Biohaven Pharmaceutical Holding Co., Ltd. *	55,455	2,112,281
BioSpecifics Technologies Corp. *	10,918	709,452
BioTime, Inc. *(a)	205,728	290,076
Blueprint Medicines Corp. *	80,837	5,827,539
Calithera Biosciences, Inc. *	61,680	275,093
Calyxt, Inc. *(a)	11,460	152,074
Cambrex Corp. *	66,515	2,903,380
Cara Therapeutics, Inc. *	65,777	1,003,099
CareDx, Inc. *	69,231	1,940,545
CASI Pharmaceuticals, Inc. *(a)	93,000	321,780
Catalyst Biosciences, Inc. *	22,100	194,259
Catalyst Pharmaceuticals, Inc. *	197,984	498,920
Celcuity, Inc. *	10,900	242,198
Cellular Biomedicine Group, Inc. *	21,600	383,832
ChemoCentryx, Inc. *	43,100	527,544
Chimerix, Inc. *	80,346	187,206
ChromaDex Corp. *(a)	71,800	239,094
Clearside Biomedical, Inc. *	52,100	61,478
Clovis Oncology, Inc. *	93,455	2,370,019
Codexis, Inc. *	99,716	1,876,655
Cohbar, Inc. *	41,500	136,120
Coherus Biosciences, Inc. *	102,798	1,383,661
Collegium Pharmaceutical, Inc. *	56,974	912,154
Concert Pharmaceuticals, Inc. *	40,141	567,995
Constellation Pharmaceuticals, Inc. *	7,730	55,888
Corbus Pharmaceuticals Holdings, Inc. *(a)	100,927	763,008
Corcept Therapeutics, Inc. *	191,332	2,139,092
Corvus Pharmaceuticals, Inc. *	25,900	103,341
Crinetics Pharmaceuticals, Inc. *(a)	13,190	346,633
CTI BioPharma Corp. *	95,500	113,645
Cue Biopharma, Inc. *(a)	33,100	169,141
Cymabay Therapeutics, Inc. *	117,129	1,019,022
Cytokinetics, Inc. *	94,285	662,824
CytomX Therapeutics, Inc. *	88,333	1,499,894
Deciphera Pharmaceuticals, Inc. *	16,630	446,848
Denali Therapeutics, Inc. *	89,624	1,708,233
Dermira, Inc. *	66,500	438,900
Dicerna Pharmaceuticals, Inc. *	107,197	1,105,201
Dova Pharmaceuticals, Inc. *(a)	22,000	168,960
Durect Corp. *	301,576	182,514
Dynavax Technologies Corp. *	124,347	1,370,304
Eagle Pharmaceuticals, Inc. *	20,178	852,722
Editas Medicine, Inc. *	91,576	1,989,946
Eidos Therapeutics, Inc. *(a)	13,780	168,254
Eloxx Pharmaceuticals, Inc. *	43,150	520,389
Emergent BioSolutions, Inc. *	89,934	5,610,982
Enanta Pharmaceuticals, Inc. *	33,087	2,628,100
Endo International plc *	442,418	4,313,575
Enzo Biochem, Inc. *	80,600	303,056
Epizyme, Inc. *	115,990	1,185,418
Equillium, Inc. *	10,650	93,614
Esperion Therapeutics, Inc. *	44,935	2,087,231
Evelo Biosciences, Inc. *(a)	27,130	243,627
Evolus, Inc. *(a)	17,210	281,384
Fate Therapeutics, Inc. *	119,327	1,806,611
Fennec Pharmaceuticals, Inc. *	21,100	141,159
FibroGen, Inc. *	150,146	8,520,785
Five Prime Therapeutics, Inc. *	68,479	770,389
Flexion Therapeutics, Inc. *	64,092	941,511
Fluidigm Corp. *	52,879	457,403
Fortress Biotech, Inc. *(a)	56,900	117,783
Forty Seven, Inc. *	15,500	227,695
G1 Therapeutics, Inc. *	44,016	941,502
Genomic Health, Inc. *	40,971	3,106,012
Geron Corp. *(a)	319,579	367,516
Global Blood Therapeutics, Inc. *	98,788	4,732,933
GlycoMimetics, Inc. *	64,963	727,586
Security	Number of Shares	Value ($)
Gritstone Oncology, Inc. *(a)	13,660	174,848
GTx, Inc. *(a)	10,550	11,500
Halozyme Therapeutics, Inc. *	245,311	3,969,132
Harvard Bioscience, Inc. *	65,500	224,665
Heron Therapeutics, Inc. *	136,783	3,679,463
Homology Medicines, Inc. *	34,913	707,687
Horizon Pharma plc *	331,555	7,125,117
Idera Pharmaceuticals, Inc. *	35,991	91,057
Immune Design, Corp. *	62,943	98,191
ImmunoGen, Inc. *	279,864	1,469,286
Immunomedics, Inc. *	291,020	4,304,186
Innovate Biopharmaceuticals, Inc. *(a)	34,500	81,075
Innoviva, Inc. *	134,958	2,307,782
Inovio Pharmaceuticals, Inc. *	169,240	847,892
Insmed, Inc. *	150,635	3,661,937
Insys Therapeutics, Inc. *(a)	53,079	183,653
Intellia Therapeutics, Inc. *	65,109	920,641
Intercept Pharmaceuticals, Inc. *	43,062	5,196,722
Intersect ENT, Inc. *	59,051	1,752,043
Intra-Cellular Therapies, Inc. *	89,012	1,071,704
Intrexon Corp. *	143,438	1,098,735
Invitae Corp. *	128,989	1,816,165
Iovance Biotherapeutics, Inc. *	209,281	1,914,921
Ironwood Pharmaceuticals, Inc. *	275,138	3,758,385
Jounce Therapeutics, Inc. *	31,400	131,566
Kadmon Holdings, Inc. *	188,850	455,129
Kala Pharmaceuticals, Inc. *	32,134	177,701
Karyopharm Therapeutics, Inc. *	93,071	788,311
Kezar Life Sciences, Inc. *	9,770	174,981
Kindred Biosciences, Inc. *	60,680	597,698
Kiniksa Pharmaceuticals Ltd., Class A *	12,300	215,250
Kodiak Sciences, Inc. *	19,210	147,533
Kura Oncology, Inc. *	56,508	898,477
La Jolla Pharmaceutical Co. *(a)	41,455	250,388
Lannett Co., Inc. *(a)	61,043	455,381
Lexicon Pharmaceuticals, Inc. *	85,580	404,793
Ligand Pharmaceuticals, Inc. *	41,091	4,852,847
Liquidia Technologies, Inc. *	9,260	133,251
LogicBio Therapeutics, Inc. *	16,200	143,208
Loxo Oncology, Inc. *	52,719	12,367,877
Luminex Corp.	81,143	2,263,078
MacroGenics, Inc. *	78,755	923,796
Madrigal Pharmaceuticals, Inc. *	13,625	1,577,230
Magenta Therapeutics, Inc. *(a)	12,961	90,857
Mallinckrodt plc *	161,640	3,533,450
MannKind Corp. *(a)	261,100	328,986
Marinus Pharmaceuticals, Inc. *	67,800	225,096
MediciNova, Inc. *	79,802	724,602
Medpace Holdings, Inc. *	42,763	2,753,937
MeiraGTx Holdings plc *	7,040	87,155
Melinta Therapeutics, Inc. *	65,540	55,329
Menlo Therapeutics, Inc. *	18,240	97,584
Mersana Therapeutics, Inc. *	24,500	112,210
Minerva Neurosciences, Inc. *	57,100	375,718
Miragen Therapeutics, Inc. *	48,000	137,280
Mirati Therapeutics, Inc. *	39,407	2,604,015
Molecular Templates, Inc. *	25,530	121,012
Momenta Pharmaceuticals, Inc. *	151,587	1,797,822
Mustang Bio, Inc. *	31,300	116,436
MyoKardia, Inc. *	67,611	2,797,743
Myriad Genetics, Inc. *	136,952	3,860,677
NanoString Technologies, Inc. *	49,685	1,104,994
NantKwest, Inc. *(a)	57,600	62,208
Natera, Inc. *	65,284	887,210
NeoGenomics, Inc. *	126,414	2,101,001
Neon Therapeutics, Inc. *	11,980	50,795
Neos Therapeutics, Inc. *	94,530	202,294
NewLink Genetics Corp. *	48,700	72,563
Novavax, Inc. *	753,795	1,763,880

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nymox Pharmaceutical Corp. *(a)	60,400	133,484
Ocular Therapeutix, Inc. *	63,770	241,051
Odonate Therapeutics, Inc. *	12,100	200,497
Omeros Corp. *(a)	88,772	1,210,850
OPKO Health, Inc. *	633,014	2,329,492
Optinose, Inc. *(a)	36,340	234,030
Organovo Holdings, Inc. *	230,021	232,321
Osmotica Pharmaceuticals plc *	19,680	154,291
Ovid therapeutics, Inc. *	22,600	63,958
Pacific Biosciences of California, Inc. *	268,574	1,858,532
Pacira Pharmaceuticals, Inc. *	77,930	3,170,192
Palatin Technologies, Inc. *	414,510	286,717
Paratek Pharmaceuticals, Inc. *(a)	58,908	397,334
PDL BioPharma, Inc. *	286,865	912,231
Pfenex, Inc. *	53,960	212,602
Phibro Animal Health Corp., Class A	41,163	1,285,109
Pieris Pharmaceuticals, Inc. *	96,900	278,103
PolarityTE, Inc. *(a)	18,920	335,262
Portola Pharmaceuticals, Inc. *	127,811	3,463,678
Prestige Consumer Healthcare, Inc. *	103,509	2,889,971
Principia Biopharma, Inc. *	11,310	342,806
Progenics Pharmaceuticals, Inc. *	171,094	757,946
Proteostasis Therapeutics, Inc. *	67,220	203,004
Prothena Corp. plc *	81,310	955,393
PTC Therapeutics, Inc. *	88,673	2,760,390
Puma Biotechnology, Inc. *	58,679	1,635,971
Quanterix Corp. *	15,960	336,118
Ra Pharmaceuticals, Inc. *	28,170	578,330
Radius Health, Inc. *	80,546	1,471,575
Reata Pharmaceuticals, Inc., Class A *	36,774	2,933,462
Recro Pharma, Inc. *	32,600	270,254
REGENXBIO, Inc. *	62,755	2,758,710
Repligen Corp. *	77,466	4,416,337
Replimune Group, Inc. *	14,160	171,478
resTORbio, Inc. *(a)	14,800	131,424
Retrophin, Inc. *	81,566	1,758,563
Revance Therapeutics, Inc. *	65,159	1,125,296
Rhythm Pharmaceuticals, Inc. *	30,465	810,369
Rigel Pharmaceuticals, Inc. *	319,031	689,107
Rocket Pharmaceuticals, Inc. *	39,884	573,532
Rubius Therapeutics, Inc. *	23,040	315,418
Sangamo Therapeutics, Inc. *	199,192	2,328,554
Savara, Inc. *	54,240	411,682
Scholar Rock Holding Corp. *	11,780	177,996
scPharmaceuticals, Inc. *	13,400	52,260
Selecta Biosciences, Inc. *	33,700	52,909
Seres Therapeutics, Inc. *	41,037	252,788
Sienna Biopharmaceuticals, Inc. *	30,497	81,732
SIGA Technologies, Inc. *	103,325	700,544
Solid Biosciences, Inc. *	24,264	610,725
Sorrento Therapeutics, Inc. *(a)	206,736	425,876
Spark Therapeutics, Inc. *	61,812	2,955,850
Spectrum Pharmaceuticals, Inc. *	198,779	2,226,325
Spero Therapeutics, Inc. *	14,527	152,824
Spring Bank Pharmaceuticals, Inc. *	26,580	287,861
Stemline Therapeutics, Inc. *	54,466	602,394
Supernus Pharmaceuticals, Inc. *	95,589	3,644,809
Surface Oncology, Inc. *	23,320	134,090
Sutro Biopharma, Inc. *	13,110	138,704
Syndax Pharmaceuticals, Inc. *	28,882	161,739
Syneos Health, Inc. *	121,664	6,209,731
Synergy Pharmaceuticals, Inc. *	546,571	175,121
Synlogic, Inc. *	28,800	232,704
Syros Pharmaceuticals, Inc. *	48,700	291,713
T2 Biosystems, Inc. *	58,780	205,730
Teligent, Inc. *(a)	74,300	126,310
Tetraphase Pharmaceuticals, Inc. *	100,653	123,803
TG Therapeutics, Inc. *	118,841	487,248
The Medicines Co. *	135,194	3,124,333
Security	Number of Shares	Value ($)
TherapeuticsMD, Inc. *	359,014	1,884,823
Theravance Biopharma, Inc. *	84,804	2,209,144
Tocagen, Inc. *	33,400	376,084
Translate Bio, Inc. *	18,590	105,591
Tricida, Inc. *	22,070	484,216
Twist Bioscience Corp. *	10,100	233,613
Tyme Technologies, Inc. *(a)	200,760	540,044
Ultragenyx Pharmaceutical, Inc. *	94,575	4,664,439
UNITY Biotechnology, Inc. *(a)	48,280	552,323
Unum Therapeutics, Inc. *(a)	38,190	164,981
Vanda Pharmaceuticals, Inc. *	100,663	2,730,987
Veracyte, Inc. *	56,190	1,022,096
Verastem, Inc. *	129,955	426,252
Vericel Corp. *	84,249	1,449,083
Verrica Pharmaceuticals, Inc. *	10,970	131,311
Viking Therapeutics, Inc. *(a)	115,882	945,597
Vital Therapies, Inc. *	56,600	12,452
Voyager Therapeutics, Inc. *	40,410	423,901
WaVe Life Sciences Ltd. *	34,203	1,274,062
Xencor, Inc. *	91,600	3,306,760
Xeris Pharmaceuticals, Inc. *	12,510	173,639
XOMA Corp. *(a)	13,350	161,135
Y-mAbs Therapeutics, Inc. *	13,880	285,650
Zafgen, Inc. *	57,770	256,499
ZIOPHARM Oncology, Inc. *(a)	270,581	606,101
Zogenix, Inc. *	83,257	3,642,494
Zomedica Pharmaceuticals Corp. *(a)	73,900	59,105
		347,042,429

Real Estate 7.5%
Acadia Realty Trust	158,983	4,567,582
Agree Realty Corp.	65,572	4,329,719
Alexander & Baldwin, Inc. *	134,465	3,098,074
Alexander’s, Inc.	4,111	1,369,210
Altisource Portfolio Solutions S.A. *(a)	20,132	476,726
American Assets Trust, Inc.	75,293	3,233,081
American Realty Investors, Inc. *(a)	3,390	44,341
Americold Realty Trust	169,847	4,979,914
Armada Hoffler Properties, Inc.	99,164	1,489,443
Ashford Hospitality Trust, Inc.	168,182	832,501
Bluerock Residential Growth REIT, Inc.	45,408	471,335
Braemar Hotels & Resorts, Inc.	56,364	626,768
BRT Apartments Corp.	18,860	245,369
CareTrust REIT, Inc.	164,493	3,615,556
CatchMark Timber Trust, Inc., Class A	96,604	887,791
CBL & Associates Properties, Inc.	337,157	839,521
Cedar Realty Trust, Inc.	168,700	588,763
Chatham Lodging Trust	91,241	1,843,981
Chesapeake Lodging Trust	116,429	3,315,898
City Office REIT, Inc.	74,890	865,728
Clipper Realty, Inc.	29,212	378,295
Community Healthcare Trust, Inc.	33,963	1,121,458
Consolidated-Tomoka Land Co.	7,600	464,132
CoreCivic, Inc.	232,389	4,617,569
CorEnergy Infrastructure Trust, Inc.	23,964	858,151
CorePoint Lodging, Inc.	82,632	1,011,416
Cousins Properties, Inc.	825,766	7,308,029
Cushman & Wakefield plc *	92,422	1,593,355
DiamondRock Hospitality Co.	407,186	4,137,010
Easterly Government Properties, Inc.	117,094	2,103,008
EastGroup Properties, Inc.	68,710	7,108,737
Essential Properties Realty Trust, Inc.	70,060	1,113,954
Farmland Partners, Inc.	65,608	368,061
First Industrial Realty Trust, Inc.	245,186	8,022,486
Forestar Group, Inc. *	19,770	316,518
Four Corners Property Trust, Inc.	132,824	3,750,950
Franklin Street Properties Corp.	206,702	1,533,729
Front Yard Residential Corp.	94,878	1,026,580

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FRP Holdings, Inc. *	13,516	685,532
Getty Realty Corp.	65,075	2,086,304
Gladstone Commercial Corp.	55,590	1,109,020
Gladstone Land Corp.	24,800	299,584
Global Medical REIT, Inc.	37,600	360,584
Global Net Lease, Inc.	141,639	2,746,380
Griffin Industrial Realty, Inc.	1,200	40,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100,822	2,277,569
Healthcare Realty Trust, Inc.	243,994	7,878,566
Hersha Hospitality Trust	70,938	1,314,481
HFF, Inc., Class A	73,162	3,030,370
Independence Realty Trust, Inc.	169,168	1,767,806
Industrial Logistics Properties Trust	127,431	2,738,492
InfraREIT, Inc.	86,450	1,824,095
Innovative Industrial Properties, Inc. (a)	17,840	1,104,653
Investors Real Estate Trust	23,854	1,404,285
iStar, Inc.	128,509	1,232,401
Jernigan Capital, Inc.	36,010	780,697
Kennedy-Wilson Holdings, Inc.	246,387	4,925,276
Kite Realty Group Trust	162,896	2,708,960
Lexington Realty Trust	415,647	3,994,368
LTC Properties, Inc.	77,811	3,691,354
Mack-Cali Realty Corp.	176,556	3,637,054
Marcus & Millichap, Inc. *	38,269	1,515,452
Maui Land & Pineapple Co., Inc. *	14,430	172,294
MedEquities Realty Trust, Inc.	55,400	640,978
Monmouth Real Estate Investment Corp.	171,368	2,354,596
National Health Investors, Inc.	80,254	6,681,948
National Storage Affiliates Trust	111,231	3,236,822
New Senior Investment Group, Inc.	143,516	777,857
Newmark Group, Inc., Class A	294,606	3,078,633
NexPoint Residential Trust, Inc.	37,050	1,386,040
NorthStar Realty Europe Corp.	87,439	1,468,101
Office Properties Income Trust	93,408	2,991,858
One Liberty Properties, Inc.	28,880	785,536
Pebblebrook Hotel Trust	267,523	8,574,112
Pennsylvania Real Estate Investment Trust	139,500	1,028,115
Physicians Realty Trust	360,360	6,526,120
Piedmont Office Realty Trust, Inc., Class A	250,296	4,845,731
PotlatchDeltic Corp.	131,174	4,837,697
Preferred Apartment Communities, Inc., Class A	79,789	1,268,645
PS Business Parks, Inc.	38,986	5,660,377
QTS Realty Trust, Inc., Class A	100,831	4,245,993
RE/MAX Holdings, Inc., Class A	35,673	1,488,278
Redfin Corp. *(a)	154,702	2,767,619
Retail Opportunity Investments Corp.	221,840	3,897,729
Rexford Industrial Realty, Inc.	181,527	6,099,307
RLJ Lodging Trust	341,234	6,329,891
RPT Realty	157,403	2,060,405
Ryman Hospitality Properties, Inc.	87,734	7,049,427
Sabra Health Care REIT, Inc.	350,777	7,204,960
Safety Income & Growth, Inc.	14,700	259,308
Saul Centers, Inc.	22,840	1,209,606
Seritage Growth Properties, Class A (a)	64,517	2,594,229
Spirit MTA REIT	83,203	650,647
STAG Industrial, Inc.	192,550	5,308,603
Stratus Properties, Inc. *	11,800	279,660
Summit Hotel Properties, Inc.	204,023	2,278,937
Sunstone Hotel Investors, Inc.	447,381	6,397,548
Tanger Factory Outlet Centers, Inc.	181,610	4,131,627
Tejon Ranch Co. *	41,092	773,351
Terreno Realty Corp.	113,602	4,582,705
The GEO Group, Inc.	235,174	5,303,174
The RMR Group, Inc., Class A	14,158	934,570
The St. Joe Co. *	67,213	1,045,834
Tier REIT, Inc.	105,347	2,475,654
Transcontinental Realty Investors, Inc. *	2,800	93,940
Security	Number of Shares	Value ($)
Trinity Place Holdings, Inc. *	32,544	135,058
UMH Properties, Inc.	68,880	966,386
Universal Health Realty Income Trust	25,650	1,788,318
Urban Edge Properties	214,278	4,375,557
Urstadt Biddle Properties, Inc., Class A	57,629	1,234,413
Washington Prime Group, Inc.	364,926	2,072,780
Washington Real Estate Investment Trust	158,002	4,005,351
Whitestone REIT	77,315	1,096,327
Xenia Hotels & Resorts, Inc.	222,699	4,180,060
		293,341,090

Retailing 4.4%
1-800-FLOWERS.COM, Inc., Class A *	51,800	826,210
Aaron’s, Inc.	136,346	6,825,481
Abercrombie & Fitch Co., Class A	130,584	2,829,755
America’s Car-Mart, Inc. *	11,324	792,227
American Eagle Outfitters, Inc.	317,855	6,713,098
Asbury Automotive Group, Inc. *	37,929	2,679,684
Ascena Retail Group, Inc. *	347,188	850,611
At Home Group, Inc. *	87,604	1,930,792
Barnes & Noble Education, Inc. *	79,683	455,787
Barnes & Noble, Inc.	113,990	687,360
Bed Bath & Beyond, Inc.	264,738	3,994,896
Big 5 Sporting Goods Corp. (a)	40,484	139,265
Big Lots, Inc.	79,503	2,507,525
Boot Barn Holdings, Inc. *	54,116	1,267,938
Caleres, Inc.	83,650	2,496,116
Camping World Holdings, Inc., Class A (a)	64,567	915,560
Carvana Co. *(a)	64,011	2,378,009
Chico’s FAS, Inc.	247,613	1,436,155
Citi Trends, Inc.	23,076	472,827
Conn’s, Inc. *	39,664	830,564
Core-Mark Holding Co., Inc.	90,047	2,510,510
Dillard’s, Inc., Class A	22,647	1,512,593
DSW, Inc., Class A	135,386	3,689,269
Duluth Holdings, Inc., Class B *	16,694	398,653
Etsy, Inc. *	234,932	12,839,034
Express, Inc. *	143,199	758,955
Five Below, Inc. *	107,406	13,289,344
Francesca’s Holdings Corp. *	64,500	56,966
Funko, Inc., Class A *	19,400	336,590
Gaia, Inc. *	22,400	263,424
GameStop Corp., Class A (a)	198,137	2,246,874
Genesco, Inc. *	39,358	1,778,194
GNC Holdings, Inc., Class A *	166,237	507,023
Group 1 Automotive, Inc.	36,407	2,221,919
Groupon, Inc. *	870,894	3,283,270
Guess?, Inc.	112,273	2,190,446
Haverty Furniture Cos., Inc.	38,438	782,982
Hibbett Sports, Inc. *	38,338	626,443
Hudson Ltd., Class A *	77,080	992,790
J. Jill, Inc. *	30,400	180,880
J.C. Penney Co., Inc. *	602,888	795,812
Kirkland’s, Inc. *	28,746	293,784
Lands’ End, Inc. *	19,600	350,840
Leaf Group Ltd. *	32,500	249,600
Liberty Expedia Holdings, Inc., Class A *	107,212	4,394,620
Liquidity Services, Inc. *	52,735	441,392
Lithia Motors, Inc., Class A	43,445	3,864,433
Lumber Liquidators Holdings, Inc. *	54,198	651,460
MarineMax, Inc. *	39,196	696,905
Monro, Inc.	62,313	4,465,350
Murphy USA, Inc. *	59,248	4,357,690
National Vision Holdings, Inc. *	124,044	3,939,637
Nutrisystem, Inc.	58,345	2,532,756
Office Depot, Inc.	1,062,923	3,135,623
Ollie’s Bargain Outlet Holdings, Inc. *	97,788	7,644,088
Overstock.com, Inc. *(a)	44,517	772,370

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Party City Holdco, Inc. *	110,628	1,221,333
PetMed Express, Inc. (a)	38,340	907,891
Pier 1 Imports, Inc. *	169,796	138,503
Quotient Technology, Inc. *	157,175	1,571,750
Remark Holdings, Inc. *(a)	50,900	101,800
Rent-A-Center, Inc. *	87,312	1,527,960
RH *	39,217	5,328,414
RTW RetailWinds, Inc. *	53,300	165,230
Sally Beauty Holdings, Inc. *	237,145	4,083,637
Shoe Carnival, Inc.	20,605	759,912
Shutterfly, Inc. *	65,491	3,009,966
Shutterstock, Inc.	37,320	1,493,173
Signet Jewelers Ltd.	102,456	2,495,828
Sleep Number Corp. *	64,431	2,319,516
Sonic Automotive, Inc., Class A	49,259	753,663
Sportsman’s Warehouse Holdings, Inc. *	69,910	359,337
Stamps.com, Inc. *	34,636	6,445,067
Tailored Brands, Inc.	96,172	1,214,652
The Buckle, Inc. (a)	58,123	1,009,597
The Cato Corp., Class A	43,100	640,035
The Children’s Place, Inc.	31,122	3,011,365
The Container Store Group, Inc. *	29,700	212,652
Tile Shop Holdings, Inc.	77,415	587,580
Tilly’s, Inc., Class A	39,720	481,009
Weyco Group, Inc.	11,580	311,155
Winmark Corp.	4,810	741,462
Zumiez, Inc. *	35,538	903,021
		171,877,887

Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A *	15,000	139,650
Adesto Technologies Corp. *	46,890	231,168
Advanced Energy Industries, Inc. *	75,704	3,882,858
Alpha & Omega Semiconductor Ltd. *	37,700	449,007
Ambarella, Inc. *	60,615	2,303,370
Amkor Technology, Inc. *	203,208	1,625,664
Aquantia Corp. *	42,090	370,813
Axcelis Technologies, Inc. *	63,978	1,332,662
AXT, Inc. *	74,320	305,455
Brooks Automation, Inc.	137,352	4,275,768
Cabot Microelectronics Corp.	55,872	5,692,798
CEVA, Inc. *	44,537	1,266,632
Cirrus Logic, Inc. *	118,230	4,392,245
Cohu, Inc.	77,086	1,352,088
Cree, Inc. *	198,061	9,988,216
Diodes, Inc. *	78,430	2,637,601
Entegris, Inc.	279,635	9,241,937
FormFactor, Inc. *	144,557	2,171,246
Ichor Holdings Ltd. *	43,246	889,570
Impinj, Inc. *(a)	30,872	472,959
Inphi Corp. *	85,867	3,386,594
Integrated Device Technology, Inc. *	253,950	12,405,458
Kopin Corp. *	118,000	162,840
Lattice Semiconductor Corp. *	229,242	1,788,088
MACOM Technology Solutions Holdings, Inc. *	89,476	1,613,252
MaxLinear, Inc. *	124,243	2,437,648
Nanometrics, Inc. *	44,689	1,367,037
NeoPhotonics Corp. *	68,473	494,375
NVE Corp.	9,538	908,876
PDF Solutions, Inc. *	54,400	571,744
Photronics, Inc. *	131,461	1,405,318
Power Integrations, Inc.	55,949	3,692,634
Rambus, Inc. *	211,086	1,903,996
Rudolph Technologies, Inc. *	62,484	1,357,152
Semtech Corp. *	128,104	6,220,730
Silicon Laboratories, Inc. *	84,256	6,445,584
SMART Global Holdings, Inc. *	19,820	491,734
Security	Number of Shares	Value ($)
SunPower Corp. *(a)	118,400	687,904
Synaptics, Inc. *	67,658	2,692,788
Ultra Clean Holdings, Inc. *	77,270	916,422
Veeco Instruments, Inc. *	91,801	900,568
Xperi Corp.	96,046	2,058,266
		106,930,715

Software & Services 7.5%
8x8, Inc. *	185,036	3,258,484
A10 Networks, Inc. *	105,490	716,277
ACI Worldwide, Inc. *	224,715	6,642,575
Agilysys, Inc. *	30,900	546,930
Alarm.com Holdings, Inc. *	61,531	3,872,146
Altair Engineering, Inc., Class A *	49,501	1,602,842
Alteryx, Inc., Class A *	57,323	4,078,531
Amber Road, Inc. *	44,100	384,111
American Software, Inc., Class A	55,860	617,812
Anaplan, Inc. *	34,700	1,089,233
Appfolio, Inc., Class A *	30,729	1,945,453
Asure Software, Inc. *	23,660	125,635
Avalara, Inc. *	17,465	696,330
Avaya Holdings Corp. *	205,930	3,482,276
Benefitfocus, Inc. *	43,659	2,442,721
Blackbaud, Inc.	95,154	6,813,026
Blackline, Inc. *	72,711	3,459,589
Bottomline Technologies (de), Inc. *	82,972	4,285,504
Box, Inc., Class A *	244,311	5,110,986
Brightcove, Inc. *	72,292	579,782
CACI International, Inc., Class A *	48,148	8,049,383
Carbon Black, Inc. *	74,230	1,149,823
Carbonite, Inc. *	63,887	1,829,724
Cardtronics plc, Class A *	78,380	2,121,747
Cass Information Systems, Inc.	28,147	1,381,736
ChannelAdvisor Corp. *	49,700	534,275
Cision Ltd. *	131,867	1,635,151
Cloudera, Inc. *	392,736	5,301,936
CommVault Systems, Inc. *	78,775	5,204,664
Cornerstone OnDemand, Inc. *	107,385	6,157,456
Coupa Software, Inc. *	107,449	9,343,765
CSG Systems International, Inc.	65,726	2,378,624
Digimarc Corp. *	21,742	423,752
Domo, Inc., Class B *	15,160	409,320
Ebix, Inc.	47,697	2,724,453
eGain Corp. *	32,900	235,564
Ellie Mae, Inc. *	68,389	5,183,886
Endurance International Group Holdings, Inc. *	139,806	1,132,429
Envestnet, Inc. *	87,363	4,739,443
Everbridge, Inc. *	52,380	3,240,227
Everi Holdings, Inc. *	125,770	836,371
EVERTEC, Inc.	119,736	3,313,095
Evo Payments, Inc., Class A *	46,314	1,164,797
Exela Technologies, Inc. *	88,800	349,872
ExlService Holdings, Inc. *	65,570	3,770,275
Five9, Inc. *	113,086	5,782,087
ForeScout Technologies, Inc. *	58,175	1,774,337
Fusion Connect, Inc. *(a)	38,900	77,800
GTT Communications, Inc. *(a)	82,676	2,116,506
HubSpot, Inc. *	72,614	11,495,522
I3 Verticals, Inc., Class A *	14,610	361,305
Information Services Group, Inc. *	71,976	297,261
Instructure, Inc. *	62,040	2,452,441
Internap Corp. *	47,345	256,136
j2 Global, Inc.	91,971	6,912,540
Limelight Networks, Inc. *	207,836	648,448
LivePerson, Inc. *	115,665	2,714,658
LiveRamp Holdings, Inc. *	153,647	6,674,426
Majesco *	9,500	80,750

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ManTech International Corp., Class A	51,987	2,930,507
MAXIMUS, Inc.	125,335	8,789,744
MicroStrategy, Inc., Class A *	18,518	2,349,749
MINDBODY, Inc., Class A *	86,100	3,139,206
Mitek Systems, Inc. *	64,658	713,178
MobileIron, Inc. *	148,578	720,603
Model N, Inc. *	50,040	726,080
MoneyGram International, Inc. *	61,251	130,465
Monotype Imaging Holdings, Inc.	81,099	1,346,243
New Relic, Inc. *	88,882	9,034,855
NIC, Inc.	125,633	2,060,381
OneSpan, Inc. *	60,856	887,889
Park City Group, Inc. *(a)	25,000	216,500
Paylocity Holding Corp. *	57,000	4,048,710
Perficient, Inc. *	64,223	1,638,329
Perspecta, Inc.	282,625	5,666,631
PFSweb, Inc. *	28,700	174,783
Presidio, Inc.	70,830	1,128,322
PRGX Global, Inc. *	42,456	388,897
Progress Software Corp.	87,426	3,167,444
PROS Holdings, Inc. *	62,215	2,152,639
Q2 Holdings, Inc. *	73,498	4,367,986
QAD, Inc., Class A	20,790	876,506
Qualys, Inc. *	67,230	5,817,412
Rapid7, Inc. *	72,695	2,920,885
Rimini Street, Inc. *	18,800	99,640
SailPoint Technologies Holding, Inc. *	137,340	3,921,057
Science Applications International Corp.	99,456	6,677,476
SecureWorks Corp., Class A *(a)	17,646	404,446
ServiceSource International, Inc. *	144,500	173,400
ShotSpotter, Inc. *	14,067	677,467
SPS Commerce, Inc. *	33,912	3,006,638
SVMK, Inc. *(a)	34,290	446,113
Sykes Enterprises, Inc. *	76,840	2,118,479
Telaria, Inc. *	82,400	262,856
Telenav, Inc. *	62,009	274,700
Tenable Holdings, Inc. *	25,480	705,286
The Hackett Group, Inc.	47,683	857,817
The Trade Desk, Inc., Class A *	65,310	9,318,431
TiVo Corp.	238,035	2,649,330
Travelport Worldwide Ltd.	245,719	3,847,960
TTEC Holdings, Inc.	28,401	949,445
Tucows, Inc., Class A *(a)	18,825	1,385,896
Unisys Corp. *	99,789	1,305,240
Upland Software, Inc. *	30,139	941,542
Varonis Systems, Inc. *	55,170	3,259,444
Verint Systems, Inc. *	126,534	6,120,450
Veritone, Inc. *(a)	15,300	81,549
VirnetX Holding Corp. *(a)	108,500	553,350
Virtusa Corp. *	56,117	2,722,797
Workiva, Inc. *	55,862	2,340,618
Yext, Inc. *	163,250	2,545,067
Zix Corp. *	101,840	725,101
Zscaler, Inc. *	119,706	5,790,179
		295,561,946

Technology Hardware & Equipment 4.5%
3D Systems Corp. *	215,080	2,744,421
Acacia Communications, Inc. *	53,939	2,346,886
ADTRAN, Inc.	96,198	1,402,567
Aerohive Networks, Inc. *	68,562	261,907
Anixter International, Inc. *	58,304	3,539,636
Applied Optoelectronics, Inc. *	37,389	649,821
Arlo Technologies, Inc. *	142,737	1,026,279
Avid Technology, Inc. *	53,873	256,435
AVX Corp.	90,462	1,605,700
Badger Meter, Inc.	56,376	2,976,089
Bel Fuse, Inc., Class B	18,978	438,012
Security	Number of Shares	Value ($)
Belden, Inc.	79,555	4,264,944
Benchmark Electronics, Inc.	86,763	2,205,515
CalAmp Corp. *	68,851	992,143
Calix, Inc. *	86,015	935,843
Casa Systems, Inc. *	50,079	582,920
Ciena Corp. *	281,810	10,734,143
Clearfield, Inc. *	21,200	249,524
Comtech Telecommunications Corp.	44,800	1,118,656
Control4 Corp. *	50,603	1,005,482
Cray, Inc. *	79,151	1,736,573
CTS Corp.	65,028	1,844,844
Daktronics, Inc.	69,000	519,570
DASAN Zhone Solutions, Inc. *	11,000	146,960
Diebold Nixdorf, Inc.	153,626	652,911
Digi International, Inc. *	53,991	640,333
Eastman Kodak Co. *(a)	33,200	96,612
Electro Scientific Industries, Inc. *	63,968	1,919,040
Electronics For Imaging, Inc. *	86,347	2,280,424
ePlus, Inc. *	26,319	2,084,991
Extreme Networks, Inc. *	227,100	1,716,876
Fabrinet *	70,625	4,014,325
FARO Technologies, Inc. *	34,113	1,450,485
Finisar Corp. *	231,163	5,265,893
Fitbit, Inc., Class A *	416,924	2,572,421
Harmonic, Inc. *	159,800	845,342
II-VI, Inc. *	122,882	4,664,601
Immersion Corp. *	48,979	464,811
Infinera Corp. *	293,531	1,291,536
Insight Enterprises, Inc. *	69,280	3,181,338
InterDigital, Inc.	68,097	4,958,143
Iteris, Inc. *	45,970	176,985
Itron, Inc. *	67,124	3,666,984
KEMET Corp.	109,732	1,944,451
Kimball Electronics, Inc. *	50,300	813,351
Knowles Corp. *	170,198	2,655,089
KVH Industries, Inc. *	30,800	344,344
Lumentum Holdings, Inc. *	146,035	7,142,572
Maxwell Technologies, Inc. *(a)	77,690	231,516
Mesa Laboratories, Inc.	6,666	1,510,049
Methode Electronics, Inc.	71,412	1,838,859
MTS Systems Corp.	34,675	1,735,830
Napco Security Technologies, Inc. *	24,151	379,412
NETGEAR, Inc. *	60,727	2,405,396
NetScout Systems, Inc. *	147,672	3,829,135
nLight, Inc. *	43,830	856,877
Novanta, Inc. *	64,098	4,466,349
OSI Systems, Inc. *	32,772	2,939,321
PAR Technology Corp. *	22,979	572,866
Park Electrochemical Corp.	37,086	844,819
PC Connection, Inc.	22,963	760,764
Plantronics, Inc.	64,756	2,511,885
Plexus Corp. *	61,461	3,449,191
Quantenna Communications, Inc. *	67,455	1,007,778
Ribbon Communications, Inc. *	105,616	589,337
Rogers Corp. *	36,182	4,591,858
Sanmina Corp. *	133,666	4,173,053
ScanSource, Inc. *	50,067	1,918,067
Stratasys Ltd. *	98,773	2,521,675
SYNNEX Corp.	81,598	7,895,422
Tech Data Corp. *	75,215	7,192,810
TTM Technologies, Inc. *	185,745	2,132,353
USA Technologies, Inc. *	115,107	680,282
ViaSat, Inc. *	108,976	6,831,705
Viavi Solutions, Inc. *	448,356	4,985,719
Vishay Intertechnology, Inc.	259,265	5,055,667
Vishay Precision Group, Inc. *	20,645	690,162
		177,026,885

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.8%
ATN International, Inc.	20,571	1,534,185
Boingo Wireless, Inc. *	80,221	1,934,931
Cincinnati Bell, Inc. *	87,865	732,794
Cogent Communications Holdings, Inc.	82,514	3,997,803
Consolidated Communications Holdings, Inc.	140,421	1,499,696
Frontier Communications Corp. *(a)	197,359	394,718
Gogo, Inc. *(a)	113,166	467,376
Intelsat S.A. *	109,705	2,669,123
Iridium Communications, Inc. *	188,349	3,650,204
NII Holdings, Inc. *	176,452	855,792
Ooma, Inc. *	37,395	565,038
ORBCOMM, Inc. *	142,537	1,160,251
pdvWireless, Inc. *	18,570	749,114
Shenandoah Telecommunications Co.	91,311	4,349,143
Spok Holdings, Inc.	36,000	498,240
Vonage Holdings Corp. *	435,637	3,968,653
Windstream Holdings, Inc. *	74,196	223,330
		29,250,391

Transportation 1.4%
Air Transport Services Group, Inc. *	113,841	2,703,724
Allegiant Travel Co.	25,352	3,295,760
ArcBest Corp.	50,364	1,894,694
Atlas Air Worldwide Holdings, Inc. *	46,187	2,458,072
Avis Budget Group, Inc. *	131,641	3,506,916
Costamare, Inc.	94,649	480,817
Covenant Transportation Group, Inc., Class A *	23,794	561,063
Daseke, Inc. *	76,700	319,839
Eagle Bulk Shipping, Inc. *	93,048	382,427
Echo Global Logistics, Inc. *	55,944	1,329,229
Forward Air Corp.	57,607	3,371,738
Genco Shipping & Trading Ltd. *	23,166	170,733
Hawaiian Holdings, Inc.	96,776	3,098,768
Heartland Express, Inc.	92,680	1,854,527
Hertz Global Holdings, Inc. *	106,441	1,765,856
Hub Group, Inc., Class A *	64,227	2,858,744
Marten Transport Ltd.	78,429	1,517,601
Matson, Inc.	83,606	2,801,637
Mesa Air Group, Inc. *	22,730	198,887
P.A.M. Transportation Services, Inc. *	4,100	201,515
Radiant Logistics, Inc. *	76,687	378,834
Safe Bulkers, Inc. *	91,780	142,259
Saia, Inc. *	50,057	3,001,918
Scorpio Bulkers, Inc.	113,298	512,107
SkyWest, Inc.	99,701	5,079,766
Spirit Airlines, Inc. *	135,099	7,946,523
Universal Logistics Holdings, Inc.	15,847	322,962
US Xpress Enterprises, Inc., Class A *	39,610	292,322
USA Truck, Inc. *	14,700	262,542
Werner Enterprises, Inc.	92,984	3,061,033
YRC Worldwide, Inc. *	61,520	383,885
		56,156,698

Utilities 3.6%
ALLETE, Inc.	100,962	7,768,016
American States Water Co.	71,956	4,872,860
AquaVenture Holdings Ltd. *	20,900	439,527
Artesian Resources Corp., Class A	15,100	534,389
Atlantic Power Corp. *	214,100	537,391
Avista Corp.	129,060	5,401,161
Black Hills Corp.	105,054	7,132,116
Cadiz, Inc. *(a)	46,818	482,225
California Water Service Group	93,989	4,654,335
Security	Number of Shares	Value ($)
Chesapeake Utilities Corp.	30,822	2,791,548
Clearway Energy, Inc., Class A	67,733	995,675
Clearway Energy, Inc., Class C	145,553	2,196,395
Connecticut Water Service, Inc.	23,489	1,593,494
Consolidated Water Co., Ltd.	27,876	363,782
El Paso Electric Co.	79,194	4,159,269
Global Water Resources, Inc.	21,700	208,971
IDACORP, Inc.	99,097	9,661,957
MGE Energy, Inc.	68,831	4,426,522
Middlesex Water Co.	31,478	1,769,064
New Jersey Resources Corp.	171,583	8,321,775
Northwest Natural Holding Co.	56,393	3,530,202
NorthWestern Corp.	99,349	6,349,395
ONE Gas, Inc.	102,301	8,404,027
Ormat Technologies, Inc.	77,939	4,497,860
Otter Tail Corp.	77,824	3,770,573
Pattern Energy Group, Inc., Class A	159,667	3,397,714
PNM Resources, Inc.	156,057	6,646,468
Portland General Electric Co.	175,688	8,489,244
Pure Cycle Corp. *	34,440	350,255
RGC Resources, Inc.	14,400	405,072
SJW Group.	34,166	2,048,252
South Jersey Industries, Inc.	169,073	5,034,994
Southwest Gas Holdings, Inc. *	96,319	7,543,704
Spark Energy, Inc., Class A	20,700	171,810
Spire, Inc.	96,534	7,661,903
TerraForm Power, Inc., Class A	142,917	1,697,854
The York Water Co.	25,121	826,481
Unitil Corp.	28,984	1,520,501
		140,656,781
Total Common Stock
(Cost $3,042,712,118)		3,898,040,181

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	97,182

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	50,000	9,000
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Tobira Therapeutics, Inc. CVR *(b)	14,029	160,283
		169,283
Total Rights
(Cost $107,024)		281,348

Other Investment Company 1.6% of net assets

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	60,855,054	60,855,054
Total Other Investment Company
(Cost $60,855,054)		60,855,054

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.75%, 02/01/19 (d)	17,400,605	17,400,605
Total Short-Term Investment
(Cost $17,400,605)		17,400,605

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	400	30,004,000	501,101
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $58,671,870.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,589,461,460	$—	$—	$3,589,461,460
Commercial & Professional Services	156,501,238	—	953,254	157,454,492
Materials	151,124,229	—	— *	151,124,229
Rights [1]
Materials	—	—	97,182	97,182
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	169,283 *	169,283
Other Investment Company[1]	60,855,054	—	—	60,855,054
Short-Term Investment[1]	—	17,400,605	—	17,400,605
Futures Contracts[2]	501,101	—	—	501,101
Total	$3,958,443,082	$17,400,605	$1,234,602	$3,977,078,289
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Adient plc	26,996	532,901
American Axle & Manufacturing Holdings, Inc. *	32,208	476,034
Aptiv plc	84,577	6,692,578
Autoliv, Inc.	28,446	2,271,413
BorgWarner, Inc.	68,190	2,788,971
Cooper Tire & Rubber Co.	16,286	573,267
Cooper-Standard Holding, Inc. *	4,777	365,249
Dana, Inc.	51,173	901,668
Delphi Technologies plc	26,547	475,457
Dorman Products, Inc. *	9,233	793,576
Ford Motor Co.	1,246,558	10,969,710
Fox Factory Holding Corp. *	12,576	746,134
Garrett Motion, Inc. *	22,129	353,400
General Motors Co.	420,933	16,424,806
Gentex Corp.	85,280	1,806,230
Gentherm, Inc. *	11,532	490,802
Harley-Davidson, Inc.	52,399	1,931,427
LCI Industries	8,433	695,217
Lear Corp.	20,464	3,150,024
Modine Manufacturing Co. *	17,500	256,025
Motorcar Parts of America, Inc. *	5,552	111,040
Shiloh Industries, Inc. *	4,387	26,278
Standard Motor Products, Inc.	6,318	310,593
Stoneridge, Inc. *	7,541	196,895
Strattec Security Corp.	1,500	51,750
Superior Industries International, Inc.	7,091	36,519
Tenneco, Inc., Class A	15,201	527,171
Tesla, Inc. *	43,480	13,349,230
The Goodyear Tire & Rubber Co.	76,362	1,618,111
Thor Industries, Inc.	15,580	1,014,570
Tower International, Inc.	6,203	180,445
Veoneer, Inc. *(a)	27,094	807,672
Visteon Corp. *	8,764	673,864
VOXX International Corp. *	9,100	47,411
Winnebago Industries, Inc.	9,427	269,612
		71,916,050

Banks 6.1%
1st Constitution Bancorp	2,000	38,840
1st Source Corp.	5,295	240,393
Access National Corp.	5,827	137,575
ACNB Corp.	4,263	155,173
Allegiance Bancshares, Inc. *	4,113	147,739
Amalgamated Bank, Class A	2,800	50,232
American National Bankshares, Inc.	2,310	75,491
Ameris Bancorp	11,839	449,290
Ames National Corp.	4,016	100,962
Arrow Financial Corp.	7,006	223,141
Associated Banc-Corp.	51,177	1,107,982
Atlantic Capital Bancshares, Inc. *	7,985	144,369
Axos Financial, Inc. *	16,578	503,308
Security	Number of Shares	Value ($)
Banc of California, Inc.	10,980	160,088
BancFirst Corp.	5,588	299,964
BancorpSouth Bank	29,709	866,909
Bank of America Corp.	2,915,141	82,994,064
Bank of Commerce Holdings	5,000	53,450
Bank of Hawaii Corp.	12,593	973,817
Bank of Marin Bancorp	3,742	156,939
Bank OZK	40,810	1,238,175
BankFinancial Corp.	4,321	64,815
BankUnited, Inc.	30,596	1,034,451
Bankwell Financial Group, Inc.	2,000	57,800
Banner Corp.	11,600	632,664
Bar Harbor Bankshares	5,502	131,663
BB&T Corp.	245,903	12,000,066
BCB Bancorp, Inc.	4,200	49,308
Beneficial Bancorp, Inc.	22,259	347,018
Berkshire Hills Bancorp, Inc.	14,788	402,973
Blue Hills Bancorp, Inc.	10,353	244,745
BOK Financial Corp.	9,534	792,371
Boston Private Financial Holdings, Inc.	28,203	327,155
Bridge Bancorp, Inc.	5,500	169,345
Brookline Bancorp, Inc.	26,142	388,732
Bryn Mawr Bank Corp.	6,152	227,562
BSB Bancorp, Inc. *	2,391	77,134
Business First Bancshares, Inc.	7,269	167,696
Byline Bancorp, Inc. *	4,600	86,894
C&F Financial Corp.	1,200	59,976
Cadence BanCorp	41,959	786,731
Cambridge Bancorp	2,129	162,017
Camden National Corp.	5,941	240,729
Capital City Bank Group, Inc.	5,225	125,400
Capitol Federal Financial, Inc.	48,563	625,006
Carolina Financial Corp.	7,600	263,112
Cathay General Bancorp	25,355	941,178
CB Financial Services, Inc.	1,482	35,790
CBTX, Inc.	8,500	274,125
CenterState Bank Corp.	24,569	609,311
Central Pacific Financial Corp.	8,622	246,848
Central Valley Community Bancorp	7,777	153,751
Century Bancorp, Inc., Class A	1,223	94,941
Chemical Financial Corp.	22,170	985,678
Chemung Financial Corp.	1,970	82,582
CIT Group, Inc.	32,351	1,494,293
Citigroup, Inc.	779,401	50,240,188
Citizens & Northern Corp.	4,229	106,021
Citizens Financial Group, Inc.	148,791	5,046,991
City Holding Co.	5,897	422,697
Civista Bancshares, Inc.	3,796	71,099
CNB Financial Corp.	5,361	135,472
Codorus Valley Bancorp, Inc.	2,694	59,537
Columbia Banking System, Inc.	22,172	814,821
Columbia Financial, Inc. *	19,578	289,950
Comerica, Inc.	51,184	4,030,228
Commerce Bancshares, Inc.	30,334	1,813,973
Community Bank System, Inc.	16,367	981,202
Community Bankers Trust Corp. *	7,000	52,220
Community Trust Bancorp, Inc.	5,256	213,446

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ConnectOne Bancorp, Inc.	8,775	175,500
Cullen/Frost Bankers, Inc.	19,512	1,898,127
Customers Bancorp, Inc. *	10,510	206,732
CVB Financial Corp.	31,741	695,445
Dime Community Bancshares, Inc.	9,580	188,918
Eagle Bancorp, Inc. *	9,700	532,336
East West Bancorp, Inc.	44,847	2,256,701
Entegra Financial Corp. *	2,050	47,888
Enterprise Bancorp, Inc.	5,051	163,400
Enterprise Financial Services Corp.	6,416	283,138
Equity Bancshares, Inc., Class A *	5,288	167,894
Esquire Financial Holdings, Inc. *	1,750	38,028
ESSA Bancorp, Inc.	2,841	42,785
Essent Group Ltd. *	31,614	1,256,657
Evans Bancorp, Inc.	1,382	48,370
F.N.B. Corp.	99,859	1,163,357
Farmers & Merchants Bancorp, Inc.	2,641	83,271
Farmers National Banc Corp.	7,093	91,996
FB Financial Corp.	5,492	181,675
Federal Agricultural Mortgage Corp., Class C	4,179	295,664
Fidelity D&D Bancorp, Inc. (a)	800	47,208
Fidelity Southern Corp.	6,757	205,818
Fifth Third Bancorp	208,151	5,582,610
Financial Institutions, Inc.	4,637	124,364
First BanCorp	65,649	699,162
First Bancorp (North Carolina)	10,445	384,063
First Bancorp, Inc.	3,885	100,505
First Bank/Hamilton NJ	11,020	123,865
First Busey Corp.	16,944	419,533
First Business Financial Services, Inc.	2,369	48,896
First Capital, Inc.	2,150	97,997
First Choice Bancorp	2,370	51,216
First Citizens BancShares, Inc., Class A	3,013	1,227,888
First Commonwealth Financial Corp.	32,758	445,509
First Community Bankshares, Inc.	5,897	202,267
First Community Corp.	2,104	43,132
First Defiance Financial Corp.	7,044	198,500
First Financial Bancorp	32,014	842,929
First Financial Bankshares, Inc.	20,900	1,276,990
First Financial Corp.	2,991	124,037
First Financial Northwest, Inc.	2,467	37,375
First Foundation, Inc. *	11,843	172,079
First Hawaiian, Inc.	26,246	675,310
First Horizon National Corp.	107,270	1,574,724
First Internet Bancorp	2,567	51,340
First Interstate BancSystem, Inc., Class A	12,482	485,799
First Merchants Corp.	17,712	648,791
First Mid-Illinois Bancshares, Inc.	3,252	105,950
First Midwest Bancorp, Inc.	35,239	775,963
First Northwest Bancorp	3,416	52,162
First Republic Bank	51,641	4,990,070
First United Corp.	2,475	40,095
Flagstar Bancorp, Inc. *	8,664	267,284
Flushing Financial Corp.	8,253	183,052
FNCB Bancorp, Inc.	4,152	43,596
Franklin Financial Network, Inc. *	3,791	120,819
FS Bancorp, Inc.	938	45,540
Fulton Financial Corp.	53,140	852,897
German American Bancorp, Inc.	6,328	185,094
Glacier Bancorp, Inc.	25,592	1,079,471
Great Southern Bancorp, Inc.	3,639	194,104
Great Western Bancorp, Inc.	17,159	605,541
Guaranty Bancshares, Inc.	2,780	83,400
Hancock Whitney Corp.	27,778	1,141,120
Hanmi Financial Corp.	9,992	219,125
HarborOne Bancorp, Inc. *	11,107	168,604
Hawthorn Bancshares, Inc.	3,500	80,010
Heartland Financial USA, Inc.	9,104	412,957
Security	Number of Shares	Value ($)
Heritage Commerce Corp.	11,571	153,547
Heritage Financial Corp.	9,356	289,849
Hilltop Holdings, Inc.	25,847	475,843
Hingham Institution for Savings	534	98,737
Home Bancorp, Inc.	1,946	68,811
Home BancShares, Inc.	48,375	885,746
HomeStreet, Inc. *	10,952	267,995
HomeTrust Bancshares, Inc.	6,004	162,108
Hope Bancorp, Inc.	42,153	603,209
Horizon Bancorp, Inc.	12,027	194,116
Howard Bancorp, Inc. *	4,800	61,584
Huntington Bancshares, Inc.	335,513	4,442,192
IBERIABANK Corp.	16,686	1,232,929
Independent Bank Corp., Massachusetts	8,700	694,086
Independent Bank Corp., Michigan	7,335	162,544
Independent Bank Group, Inc.	12,943	682,873
International Bancshares Corp.	19,695	698,582
Investar Holding Corp.	4,459	102,825
Investors Bancorp, Inc.	74,260	901,516
JPMorgan Chase & Co.	1,062,346	109,952,811
Kearny Financial Corp.	30,708	394,291
KeyCorp	327,370	5,391,784
Lakeland Bancorp, Inc.	15,000	234,750
Lakeland Financial Corp.	10,005	450,525
LCNB Corp.	9,160	151,140
LegacyTexas Financial Group, Inc.	15,859	631,823
LendingTree, Inc. *	2,279	675,359
Live Oak Bancshares, Inc.	7,662	106,502
Luther Burbank Corp.	13,998	132,281
M&T Bank Corp.	44,569	7,333,383
Macatawa Bank Corp.	7,248	70,740
Mackinac Financial Corp.	2,963	46,667
Malvern Bancorp, Inc. *	1,956	40,920
MB Financial, Inc.	25,557	1,134,220
MBT Financial Corp.	4,678	46,827
Mercantile Bank Corp.	8,070	267,924
Merchants Bancorp	8,996	176,052
Meridian Bancorp, Inc.	15,771	249,734
Meta Financial Group, Inc.	7,302	171,962
Metropolitan Bank Holding Corp. *	4,590	160,650
MGIC Investment Corp. *	117,944	1,471,941
Mid Penn Bancorp, Inc.	1,996	46,207
Middlefield Banc Corp.	904	38,655
Midland States Bancorp, Inc.	7,038	169,686
MidSouth Bancorp, Inc.	3,600	41,112
MidWestOne Financial Group, Inc.	3,261	90,362
Mr Cooper Group, Inc. *	8,189	126,029
MutualFirst Financial, Inc.	1,990	57,710
MVB Financial Corp.	7,314	123,168
National Bank Holdings Corp., Class A	10,766	344,081
National Bankshares, Inc.	2,688	93,354
National Commerce Corp. *	7,664	312,040
NBT Bancorp, Inc.	12,985	462,526
New York Community Bancorp, Inc.	151,685	1,762,580
Nicolet Bankshares, Inc. *	2,665	145,749
NMI Holdings, Inc., Class A *	19,621	431,662
Northeast Bancorp	1,965	38,750
Northfield Bancorp, Inc.	15,765	225,597
Northrim BanCorp, Inc.	2,596	86,005
Northwest Bancshares, Inc.	33,446	589,987
Norwood Financial Corp.	1,600	46,912
OceanFirst Financial Corp.	12,138	291,433
Ocwen Financial Corp. *	33,720	56,650
OFG Bancorp	12,812	248,297
Ohio Valley Banc Corp.	1,139	40,867
Old Line Bancshares, Inc.	4,758	128,514
Old National Bancorp	51,917	837,940
Old Second Bancorp, Inc.	10,602	148,746
Opus Bank	7,454	155,789

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Origin Bancorp, Inc.	1,600	54,512
Oritani Financial Corp.	10,694	180,301
Orrstown Financial Services, Inc.	2,174	40,936
Pacific Mercantile Bancorp *	4,589	36,070
Pacific Premier Bancorp, Inc. *	15,952	474,572
PacWest Bancorp	38,677	1,492,545
Park National Corp.	4,258	400,337
Parke Bancorp, Inc.	2,239	43,929
PCSB Financial Corp.	6,385	129,679
Peapack-Gladstone Financial Corp.	5,216	139,215
Penns Woods Bancorp, Inc.	1,500	52,995
PennyMac Financial Services, Inc.	18,548	383,573
People’s United Financial, Inc.	116,160	1,902,701
People’s Utah Bancorp	5,381	158,201
Peoples Bancorp of North Carolina, Inc.	1,427	37,102
Peoples Bancorp, Inc.	6,847	219,104
Peoples Financial Services Corp.	2,448	100,956
Pinnacle Financial Partners, Inc.	22,634	1,217,030
Popular, Inc.	31,714	1,731,902
Preferred Bank	5,001	232,847
Premier Financial Bancorp, Inc.	2,848	40,641
Prosperity Bancshares, Inc.	20,413	1,452,181
Provident Bancorp, Inc. *	2,768	62,584
Provident Financial Services, Inc.	21,746	537,344
Prudential Bancorp, Inc.	4,710	85,910
QCR Holdings, Inc.	3,960	135,670
Radian Group, Inc.	66,517	1,279,787
RBB Bancorp	7,773	144,966
Regions Financial Corp.	325,819	4,942,674
Reliant Bancorp, Inc.	2,700	58,050
Renasant Corp.	15,275	542,568
Republic Bancorp, Inc., Class A	4,020	167,594
Republic First Bancorp, Inc. *	17,184	101,386
Riverview Bancorp, Inc.	5,400	40,230
S&T Bancorp, Inc.	12,483	479,597
Sandy Spring Bancorp, Inc.	12,945	422,136
SB One Bancorp	1,887	41,325
Seacoast Banking Corp. of Florida *	17,503	481,683
Select Bancorp, Inc. *	5,100	61,710
ServisFirst Bancshares, Inc.	14,569	491,704
Shore Bancshares, Inc.	4,629	68,972
SI Financial Group, Inc.	3,257	41,950
Sierra Bancorp	4,155	110,523
Signature Bank	16,600	2,113,346
Simmons First National Corp., Class A	31,070	768,672
SmartFinancial, Inc. *	2,700	52,110
South State Corp.	11,139	739,073
Southern First Bancshares, Inc. *	1,875	67,481
Southern Missouri Bancorp, Inc.	4,685	164,959
Southern National Bancorp of Virginia, Inc.	6,730	101,488
Southside Bancshares, Inc.	10,547	347,946
Spirit of Texas Bancshares, Inc. *	3,720	81,914
Standard AVB Financial Corp.	4,036	127,457
Sterling Bancorp	71,928	1,383,895
Sterling Bancorp, Inc.	16,618	142,915
Stock Yards Bancorp, Inc.	7,278	251,600
Summit Financial Group, Inc.	7,228	170,075
SunTrust Banks, Inc.	142,270	8,453,683
SVB Financial Group *	16,913	3,947,156
Synovus Financial Corp.	51,358	1,819,100
TCF Financial Corp.	56,386	1,249,514
Territorial Bancorp, Inc.	2,571	70,908
Texas Capital Bancshares, Inc. *	14,982	873,001
TFS Financial Corp.	19,782	322,644
The Bancorp, Inc. *	15,734	133,424
The Bank of Princeton	1,521	44,930
The Community Financial Corp.	1,476	43,616
The First Bancshares, Inc.	3,371	109,254
The First of Long Island Corp.	9,000	186,480
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	146,843	18,013,231
Timberland Bancorp, Inc.	4,044	113,717
Tompkins Financial Corp.	4,024	295,925
Towne Bank	23,857	619,328
TriCo Bancshares	10,902	411,223
TriState Capital Holdings, Inc. *	7,935	161,557
Triumph Bancorp, Inc. *	6,748	205,544
TrustCo Bank Corp.	28,716	222,836
Trustmark Corp.	22,989	724,843
U.S. Bancorp	483,980	24,760,417
UMB Financial Corp.	15,587	1,003,179
Umpqua Holdings Corp.	69,755	1,233,268
Union Bankshares Corp.	21,746	686,304
Union Bankshares, Inc. (a)	1,200	57,180
United Bankshares, Inc.	35,319	1,249,233
United Community Banks, Inc.	27,233	700,433
United Community Financial Corp.	18,657	176,868
United Financial Bancorp, Inc.	15,207	225,216
United Security Bancshares	4,123	42,302
Unity Bancorp, Inc.	2,299	45,543
Univest Financial Corp.	10,769	252,964
Valley National Bancorp	98,799	998,858
Veritex Holdings, Inc. *	18,110	479,191
Walker & Dunlop, Inc.	8,850	425,420
Washington Federal, Inc.	26,742	777,925
Washington Trust Bancorp, Inc.	4,849	252,342
Waterstone Financial, Inc.	9,659	151,646
Webster Financial Corp.	30,645	1,651,153
Wells Fargo & Co.	1,352,758	66,163,394
WesBanco, Inc.	17,140	696,055
West Bancorp, Inc.	6,740	145,180
Westamerica Bancorp	9,699	607,739
Western Alliance Bancorp *	29,885	1,323,308
Western New England Bancorp, Inc.	10,349	95,728
Wintrust Financial Corp.	17,847	1,269,636
WSFS Financial Corp.	9,524	401,627
Zions Bancorp NA	60,271	2,868,297
		538,842,978

Capital Goods 7.1%
3M Co.	185,822	37,220,147
A.O. Smith Corp.	47,396	2,268,373
AAON, Inc.	13,579	501,608
AAR Corp.	12,256	461,806
Actuant Corp., Class A	23,196	530,956
Acuity Brands, Inc.	13,528	1,635,670
Advanced Drainage Systems, Inc.	12,146	309,723
AECOM *	48,854	1,495,421
Aegion Corp. *	12,259	222,501
Aerojet Rocketdyne Holdings, Inc. *	23,147	913,612
Aerovironment, Inc. *	6,804	528,399
AGCO Corp.	21,204	1,361,297
Air Lease Corp.	33,619	1,275,505
Aircastle Ltd.	16,101	335,545
Alamo Group, Inc.	3,373	290,516
Albany International Corp., Class A	9,212	632,496
Allegion plc	30,242	2,596,578
Allied Motion Technologies, Inc.	1,959	82,591
Allison Transmission Holdings, Inc.	37,525	1,826,342
Altra Industrial Motion Corp.	21,554	659,768
Ameresco, Inc., Class A *	5,440	81,219
American Superconductor Corp. *	5,600	73,192
American Woodmark Corp. *	4,841	338,628
AMETEK, Inc.	73,243	5,339,415
Apogee Enterprises, Inc.	9,481	323,018
Applied Industrial Technologies, Inc.	11,568	682,628
Arconic, Inc.	140,816	2,650,157
Arcosa, Inc.	14,726	433,386

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Argan, Inc.	6,731	284,183
Armstrong Flooring, Inc. *	7,547	102,035
Armstrong World Industries, Inc.	14,917	1,014,953
Astec Industries, Inc.	6,955	257,474
Astronics Corp. *	7,256	222,542
Atkore International Group, Inc. *	15,845	367,446
Axon Enterprise, Inc. *	19,650	1,002,346
AZZ, Inc.	9,021	403,690
Babcock & Wilcox Enterprises, Inc. *	61,677	36,211
Barnes Group, Inc.	14,308	845,317
Beacon Roofing Supply, Inc. *	22,400	813,792
Bloom Energy Corp., Class A *(a)	6,100	57,645
Blue Bird Corp. *	6,024	119,697
BlueLinx Holdings, Inc. *	2,241	65,325
BMC Stock Holdings, Inc. *	24,109	413,710
Briggs & Stratton Corp.	12,415	159,905
Builders FirstSource, Inc. *	43,286	572,241
BWX Technologies, Inc.	33,163	1,539,426
CAI International, Inc. *	4,600	114,172
Carlisle Cos., Inc.	19,079	2,055,381
Caterpillar, Inc.	188,749	25,133,817
Chart Industries, Inc. *	10,540	787,338
CIRCOR International, Inc. *	5,887	162,776
Colfax Corp. *	28,713	710,647
Columbus McKinnon Corp.	5,837	211,299
Comfort Systems USA, Inc.	11,445	549,017
Commercial Vehicle Group, Inc. *	7,300	54,531
Construction Partners, Inc., Class A *	3,554	42,435
Continental Building Products, Inc. *	10,633	280,073
Crane Co.	15,778	1,305,787
CSW Industrials, Inc. *	4,946	255,461
Cubic Corp.	8,744	561,977
Cummins, Inc.	46,819	6,887,543
Curtiss-Wright Corp.	13,752	1,561,127
Deere & Co.	103,108	16,909,712
DMC Global, Inc.	4,394	151,681
Donaldson Co., Inc.	41,916	1,981,788
Douglas Dynamics, Inc.	9,241	327,131
Dover Corp.	45,969	4,037,457
Ducommun, Inc. *	3,200	125,984
DXP Enterprises, Inc. *	4,731	155,697
Dycom Industries, Inc. *	9,706	563,433
Eaton Corp. plc	137,796	10,506,945
EMCOR Group, Inc.	18,306	1,194,100
Emerson Electric Co.	199,673	13,072,591
Encore Wire Corp.	7,393	398,483
Energous Corp. *(a)	5,300	39,538
Energy Recovery, Inc. *	9,780	74,328
EnerSys	14,027	1,195,942
Enphase Energy, Inc. *(a)	20,657	149,350
EnPro Industries, Inc.	7,907	522,257
ESCO Technologies, Inc.	8,457	550,635
Esterline Technologies Corp. *	8,194	997,210
EVI Industries, Inc. (a)	1,400	48,860
Evoqua Water Technologies Corp. *	17,636	190,645
Fastenal Co.	90,391	5,465,040
Federal Signal Corp.	18,109	398,036
Flowserve Corp.	42,304	1,863,068
Fluor Corp.	46,688	1,707,380
Fortive Corp.	93,484	7,010,365
Fortune Brands Home & Security, Inc.	43,805	1,984,366
Foundation Building Materials, Inc. *	5,200	47,528
Franklin Electric Co., Inc.	12,105	578,377
FreightCar America, Inc. *	3,100	22,072
Gardner Denver Holdings, Inc. *	41,048	1,012,654
Gates Industrial Corp. plc *	17,841	266,009
GATX Corp.	12,164	920,572
Generac Holdings, Inc. *	19,509	1,032,611
General Dynamics Corp.	88,831	15,205,202
Security	Number of Shares	Value ($)
General Electric Co.	2,787,276	28,318,724
General Finance Corp. *	3,300	31,878
Gibraltar Industries, Inc. *	10,558	376,393
Global Brass & Copper Holdings, Inc.	6,304	190,633
GMS, Inc. *	10,209	193,256
Graco, Inc.	55,223	2,392,813
GrafTech International Ltd.	17,928	236,829
Graham Corp.	2,809	62,922
Granite Construction, Inc.	14,427	623,535
Great Lakes Dredge & Dock Corp. *	19,016	134,443
Griffon Corp.	9,621	153,070
H&E Equipment Services, Inc.	9,632	257,849
Harris Corp.	37,710	5,776,418
Harsco Corp. *	23,810	507,153
HC2 Holdings, Inc. *	11,019	37,575
HD Supply Holdings, Inc. *	60,275	2,527,933
HEICO Corp.	12,901	1,090,134
HEICO Corp., Class A	23,537	1,648,296
Herc Holdings, Inc. *	7,118	263,722
Hexcel Corp.	27,236	1,844,150
Hillenbrand, Inc.	22,065	935,556
Honeywell International, Inc.	236,071	33,906,878
Hubbell, Inc.	17,197	1,880,148
Huntington Ingalls Industries, Inc.	14,165	2,924,364
Hurco Cos., Inc.	2,000	76,700
Hyster-Yale Materials Handling, Inc.	3,600	250,524
IDEX Corp.	23,931	3,299,128
IES Holdings, Inc. *	7,573	126,772
Illinois Tool Works, Inc.	97,521	13,390,609
Ingersoll-Rand plc	77,737	7,776,809
Insteel Industries, Inc.	5,095	112,549
ITT, Inc.	29,658	1,558,824
Jacobs Engineering Group, Inc.	39,605	2,566,404
JELD-WEN Holding, Inc. *	20,479	365,345
John Bean Technologies Corp.	10,923	867,723
Johnson Controls International plc	293,282	9,904,133
Kadant, Inc.	3,843	327,808
Kaman Corp.	8,429	498,322
KBR, Inc.	46,622	801,898
Kennametal, Inc.	24,899	935,704
Kratos Defense & Security Solutions, Inc. *	30,097	466,203
L.B. Foster Co., Class A *	3,286	58,721
L3 Technologies, Inc.	24,952	4,912,550
Lawson Products, Inc. *	2,101	62,190
Lennox International, Inc.	11,635	2,667,673
Lincoln Electric Holdings, Inc.	21,404	1,850,162
Lindsay Corp.	3,100	266,228
Lockheed Martin Corp.	79,044	22,898,256
Lydall, Inc. *	5,500	145,860
Manitex International, Inc. *	4,549	31,888
Masco Corp.	97,883	3,172,388
Masonite International Corp. *	8,652	494,894
MasTec, Inc. *	19,794	878,458
Mercury Systems, Inc. *	15,234	893,169
Meritor, Inc. *	27,700	572,836
Milacron Holdings Corp. *	20,539	284,671
Miller Industries, Inc.	3,410	102,471
Moog, Inc., Class A	10,366	927,446
MRC Global, Inc. *	31,160	486,719
MSC Industrial Direct Co., Inc., Class A	14,699	1,227,220
Mueller Industries, Inc.	19,369	501,851
Mueller Water Products, Inc., Class A	58,600	578,968
MYR Group, Inc. *	4,813	146,652
National Presto Industries, Inc.	1,664	199,048
Navistar International Corp. *	20,382	669,345
NCI Building Systems, Inc. *	14,252	116,296
Nexeo Solutions, Inc. *	15,526	145,944
NN, Inc.	15,065	137,543
Nordson Corp.	16,932	2,195,064

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northrop Grumman Corp.	55,609	15,323,060
Northwest Pipe Co. *	2,896	66,724
NOW, Inc. *	41,172	557,057
NV5 Global, Inc. *	2,552	180,605
nVent Electric plc	54,394	1,360,938
Omega Flex, Inc.	832	52,666
Orion Group Holdings, Inc. *	8,139	34,347
Oshkosh Corp.	22,462	1,685,773
Owens Corning	34,329	1,798,496
PACCAR, Inc.	112,540	7,373,621
Park-Ohio Holdings Corp.	3,600	116,928
Parker-Hannifin Corp.	41,906	6,906,528
Patrick Industries, Inc. *	9,639	384,596
Pentair plc	51,196	2,108,763
PGT Innovations, Inc. *	19,928	331,602
Plug Power, Inc. *(a)	108,526	148,681
Powell Industries, Inc.	2,862	79,878
Preformed Line Products Co.	1,000	55,500
Primoris Services Corp.	13,954	278,382
Proto Labs, Inc. *	8,737	1,084,699
Quanex Building Products Corp.	10,061	157,455
Quanta Services, Inc.	44,328	1,566,552
Raven Industries, Inc.	11,752	434,706
Raytheon Co.	90,915	14,979,155
RBC Bearings, Inc. *	7,984	1,113,129
Regal Beloit Corp.	14,878	1,142,035
Resideo Technologies, Inc. *	41,983	920,687
REV Group, Inc.	7,500	62,325
Rexnord Corp. *	36,665	958,790
Rockwell Automation, Inc.	38,042	6,448,880
Roper Technologies, Inc.	32,913	9,322,936
Rush Enterprises, Inc., Class A	11,704	447,678
Rush Enterprises, Inc., Class B	750	29,190
Sensata Technologies Holding plc *	53,380	2,535,550
Simpson Manufacturing Co., Inc.	12,975	796,406
SiteOne Landscape Supply, Inc. *	13,439	716,299
Snap-on, Inc.	17,783	2,951,800
Spartan Motors, Inc.	9,445	79,527
Sparton Corp. *	2,925	53,791
Spirit AeroSystems Holdings, Inc., Class A	33,344	2,780,890
SPX Corp. *	13,882	412,990
SPX FLOW, Inc. *	13,487	441,969
Standex International Corp.	4,408	328,749
Stanley Black & Decker, Inc.	47,814	6,045,602
Sterling Construction Co., Inc. *	7,334	97,102
Sun Hydraulics Corp.	9,064	321,047
Sunrun, Inc. *	26,305	349,857
Systemax, Inc.	3,800	88,692
Teledyne Technologies, Inc. *	11,737	2,631,670
Tennant Co.	5,863	344,334
Terex Corp.	23,250	714,008
Textron, Inc.	77,070	4,102,436
The Boeing Co.	168,774	65,082,630
The Eastern Co.	1,864	50,664
The Gorman-Rupp Co.	5,933	204,985
The Greenbrier Cos., Inc.	11,186	474,398
The KeyW Holding Corp. *	15,259	109,560
The Manitowoc Co., Inc. *	12,331	187,678
The Middleby Corp. *	17,509	2,059,409
The Timken Co.	24,113	1,026,973
The Toro Co.	33,325	1,982,837
Thermon Group Holdings, Inc. *	9,540	219,992
Titan International, Inc.	13,787	77,483
Titan Machinery, Inc. *	5,599	104,925
TPI Composites, Inc. *	7,622	230,718
Transcat, Inc. *	2,013	45,091
TransDigm Group, Inc. *	15,767	6,164,897
Trex Co., Inc. *	19,919	1,389,549
TriMas Corp. *	15,539	450,476
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	48,315	1,129,605
Triton International Ltd.	17,259	620,461
Triumph Group, Inc.	16,938	302,343
Tutor Perini Corp. *	11,769	202,544
Twin Disc, Inc. *	3,405	61,699
United Rentals, Inc. *	25,321	3,171,708
United Technologies Corp.	258,868	30,564,545
Univar, Inc. *	34,000	708,220
Universal Forest Products, Inc.	22,482	692,895
USG Corp.	25,360	1,094,284
Valmont Industries, Inc.	6,716	866,364
Vectrus, Inc. *	3,418	86,099
Veritiv Corp. *	3,278	111,944
Vicor Corp. *	4,790	188,678
Vivint Solar, Inc. *	9,172	40,265
W.W. Grainger, Inc.	14,392	4,251,253
Wabash National Corp.	19,725	274,967
WABCO Holdings, Inc. *	16,335	1,865,947
Wabtec Corp.	27,415	1,896,021
Watsco, Inc.	10,102	1,489,843
Watts Water Technologies, Inc., Class A	8,225	615,806
Welbilt, Inc. *	47,359	663,973
Wesco Aircraft Holdings, Inc. *	20,800	181,792
WESCO International, Inc. *	13,539	709,444
Willscot Corp. *	12,500	128,125
Woodward, Inc.	17,504	1,590,238
Xylem, Inc.	56,904	4,054,979
		621,724,889

Commercial & Professional Services 1.0%
ABM Industries, Inc.	23,031	787,430
Acacia Research Corp. *	15,357	46,685
ACCO Brands Corp.	34,735	306,710
ADT, Inc.	42,276	305,233
Advanced Disposal Services, Inc. *	23,888	601,978
ARC Document Solutions, Inc. *	17,626	42,831
ASGN, Inc. *	16,990	1,070,200
Barrett Business Services, Inc.	2,034	127,430
BG Staffing, Inc.	2,500	64,425
Brady Corp., Class A	17,257	771,560
BrightView Holdings, Inc. *	6,100	90,341
Casella Waste Systems, Inc., Class A *	15,213	458,216
CBIZ, Inc. *	15,664	307,014
CECO Environmental Corp. *	9,324	64,149
Cintas Corp.	27,552	5,166,276
Clean Harbors, Inc. *	17,394	1,029,899
Copart, Inc. *	66,325	3,358,035
CoStar Group, Inc. *	11,711	4,575,956
Covanta Holding Corp.	39,133	630,041
CRA International, Inc.	2,542	106,103
Deluxe Corp.	14,100	662,277
Ennis, Inc.	11,953	237,148
Equifax, Inc.	38,099	4,077,355
Essendant, Inc. (b)	11,610	148,608
Exponent, Inc.	15,952	796,962
Forrester Research, Inc.	3,376	151,616
Franklin Covey Co. *	7,436	181,141
FTI Consulting, Inc. *	12,563	858,304
GP Strategies Corp. *	5,086	76,493
Healthcare Services Group, Inc.	23,875	1,041,427
Heidrick & Struggles International, Inc.	5,759	190,335
Heritage-Crystal Clean, Inc. *	3,533	90,445
Herman Miller, Inc.	18,448	631,475
Hill International, Inc. *	27,200	91,936
HNI Corp.	16,018	622,620
Huron Consulting Group, Inc. *	6,590	318,626
ICF International, Inc.	6,209	409,297
IHS Markit Ltd. *	114,084	5,923,241

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
InnerWorkings, Inc. *	14,385	66,027
Insperity, Inc.	11,850	1,264,158
Interface, Inc.	19,952	327,412
KAR Auction Services, Inc.	41,731	2,170,429
Kelly Services, Inc., Class A	13,493	302,243
Kforce, Inc.	6,775	222,288
Kimball International, Inc., Class B	11,882	167,893
Knoll, Inc.	13,937	280,970
Korn Ferry	18,537	845,287
LSC Communications, Inc.	9,950	78,904
ManpowerGroup, Inc.	20,786	1,642,718
Matthews International Corp., Class A	10,170	452,463
McGrath RentCorp	8,505	428,652
Mistras Group, Inc. *	5,000	73,550
Mobile Mini, Inc.	15,499	585,707
MSA Safety, Inc.	10,934	1,095,368
Multi-Color Corp.	3,869	180,102
Navigant Consulting, Inc.	14,000	362,880
Nielsen Holdings plc	113,954	2,926,339
PICO Holdings, Inc. *	7,559	73,398
Pitney Bowes, Inc.	56,836	409,788
Quad Graphics, Inc.	9,800	132,398
Republic Services, Inc.	68,412	5,247,885
Resources Connection, Inc.	11,300	188,823
Robert Half International, Inc.	37,848	2,438,547
Rollins, Inc.	45,481	1,693,712
RR Donnelley & Sons Co.	19,875	101,363
SP Plus Corp. *	8,505	281,515
Steelcase, Inc., Class A	29,265	482,872
Stericycle, Inc. *	25,869	1,140,306
Team, Inc. *	8,225	117,947
Tetra Tech, Inc.	17,107	944,135
The Brink’s Co.	17,306	1,281,509
The Dun & Bradstreet Corp.	11,390	1,648,589
TransUnion	57,996	3,527,317
TriNet Group, Inc. *	15,640	714,122
TrueBlue, Inc. *	14,540	354,631
UniFirst Corp.	4,632	641,208
Upwork, Inc. *	21,190	409,179
US Ecology, Inc.	7,422	472,559
Verisk Analytics, Inc. *	52,518	6,166,138
Viad Corp.	7,132	375,856
VSE Corp.	2,601	84,871
WageWorks, Inc. *	12,366	390,147
Waste Management, Inc.	125,174	11,975,397
Willdan Group, Inc. *	2,299	77,361
		91,264,781

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	260,155
American Outdoor Brands Corp. *	15,020	181,291
Bassett Furniture Industries, Inc.	3,278	62,511
Beazer Homes USA, Inc. *	18,235	228,484
Brunswick Corp.	26,480	1,332,474
Callaway Golf Co.	33,382	543,793
Capri Holdings Ltd. *	48,756	2,071,155
Carter’s, Inc.	14,164	1,174,196
Cavco Industries, Inc. *	3,237	538,281
Century Communities, Inc. *	7,618	178,718
Clarus Corp.	6,000	67,140
Columbia Sportswear Co.	9,203	820,816
Crocs, Inc. *	24,211	695,340
CSS Industries, Inc.	2,830	24,706
Culp, Inc.	3,615	69,046
D.R. Horton, Inc.	109,162	4,197,279
Deckers Outdoor Corp. *	9,598	1,232,863
Ethan Allen Interiors, Inc.	7,327	139,066
Flexsteel Industries, Inc.	1,900	47,443
Security	Number of Shares	Value ($)
Fossil Group, Inc. *	12,996	220,412
G-III Apparel Group Ltd. *	12,985	452,787
Garmin Ltd.	38,506	2,663,845
GoPro, Inc., Class A *(a)	41,540	204,792
Green Brick Partners, Inc. *	7,100	60,066
Hamilton Beach Brands Holding Co., Class A	1,750	45,745
Hanesbrands, Inc.	114,219	1,712,143
Hasbro, Inc.	37,046	3,354,886
Helen of Troy Ltd. *	8,312	964,524
Hooker Furniture Corp.	6,657	191,522
Hovnanian Enterprises, Inc., Class A *	50,500	35,658
Installed Building Products, Inc. *	6,876	289,548
iRobot Corp. *	9,024	810,265
Johnson Outdoors, Inc., Class A	1,700	106,505
KB Home	31,921	683,429
La-Z-Boy, Inc.	16,047	475,312
Leggett & Platt, Inc.	40,291	1,650,319
Lennar Corp., B Shares	4,272	162,849
Lennar Corp., Class A	94,598	4,485,837
LGI Homes, Inc. *	5,899	349,811
Libbey, Inc.	7,232	36,305
Lifetime Brands, Inc.	5,000	48,650
lululemon Athletica, Inc. *	33,379	4,933,750
M.D.C. Holdings, Inc.	13,697	451,042
M/I Homes, Inc. *	9,900	262,251
Malibu Boats, Inc., Class A *	6,152	249,464
Marine Products Corp.	3,933	55,849
MasterCraft Boat Holdings, Inc. *	4,993	108,997
Mattel, Inc. *	107,100	1,268,064
Meritage Homes Corp. *	11,524	519,502
Mohawk Industries, Inc. *	20,552	2,646,892
Movado Group, Inc.	5,167	165,086
Nautilus, Inc. *	21,935	164,732
Newell Brands, Inc.	138,117	2,929,462
NIKE, Inc., Class B	406,720	33,302,234
NVR, Inc. *	1,102	2,931,320
Oxford Industries, Inc.	5,331	408,248
Polaris Industries, Inc.	19,417	1,628,698
PulteGroup, Inc.	81,080	2,254,835
PVH Corp.	23,732	2,589,398
Ralph Lauren Corp.	17,866	2,074,957
Rocky Brands, Inc.	1,800	48,258
Roku, Inc. *	15,964	717,582
Skechers U.S.A., Inc., Class A *	41,839	1,136,766
Skyline Champion Corp.	10,002	180,636
Sonos, Inc. *	4,100	48,667
Steven Madden Ltd.	28,117	918,020
Sturm, Ruger & Co., Inc.	7,077	385,555
Superior Group of Cos., Inc.	3,200	56,864
Tapestry, Inc.	94,488	3,657,630
Taylor Morrison Home Corp., Class A *	36,816	695,822
Tempur Sealy International, Inc. *	14,141	749,756
The Lovesac Co. *	1,800	42,984
Toll Brothers, Inc.	42,269	1,561,417
TopBuild Corp. *	11,430	603,618
TRI Pointe Group, Inc. *	42,455	571,020
Tupperware Brands Corp.	14,971	408,259
Under Armour, Inc., Class A *	59,372	1,231,375
Under Armour, Inc., Class C *	60,386	1,143,711
Unifi, Inc. *	4,248	90,865
Universal Electronics, Inc. *	4,081	114,962
Vera Bradley, Inc. *	5,909	52,885
VF Corp.	104,713	8,813,693
Vista Outdoor, Inc. *	17,574	175,388
Vuzix Corp. *(a)	7,800	32,994
Whirlpool Corp.	20,507	2,727,636
William Lyon Homes, Class A *	9,666	128,171
Wolverine World Wide, Inc.	30,060	1,031,359

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
YETI Holdings, Inc. *	5,910	100,529
ZAGG, Inc. *	8,000	89,760
		119,330,930

Consumer Services 2.2%
Adtalem Global Education, Inc. *	20,276	991,496
American Public Education, Inc. *	5,600	165,704
Aramark	77,590	2,556,591
BBX Capital Corp.	20,416	125,967
Belmond Ltd., Class A *	29,401	732,673
Biglari Holdings, Inc., Class B *	376	49,226
BJ’s Restaurants, Inc.	6,241	310,989
Bloomin’ Brands, Inc.	28,060	517,146
Bluegreen Vacations Corp.	2,223	29,788
Boyd Gaming Corp.	24,400	666,608
Bridgepoint Education, Inc. *	8,000	65,040
Bright Horizons Family Solutions, Inc. *	18,374	2,127,525
Brinker International, Inc.	12,650	512,578
Caesars Entertainment Corp. *	194,922	1,781,587
Career Education Corp. *	25,565	330,044
Carnival Corp.	127,679	7,351,757
Carriage Services, Inc.	9,051	176,042
Carrols Restaurant Group, Inc. *	10,038	86,628
Century Casinos, Inc. *	7,935	60,861
Chegg, Inc. *	33,304	1,172,967
Chipotle Mexican Grill, Inc. *	7,810	4,136,254
Choice Hotels International, Inc.	11,987	948,891
Churchill Downs, Inc.	12,411	1,141,564
Chuy’s Holdings, Inc. *	5,160	117,235
Collectors Universe, Inc.	2,500	33,700
Cracker Barrel Old Country Store, Inc.	7,610	1,273,001
Darden Restaurants, Inc.	39,354	4,129,415
Dave & Buster’s Entertainment, Inc.	11,742	604,126
Del Frisco’s Restaurant Group, Inc. *	6,885	54,529
Del Taco Restaurants, Inc. *	10,395	108,004
Denny’s Corp. *	21,100	373,259
Dine Brands Global, Inc.	6,527	497,814
Domino’s Pizza, Inc.	13,264	3,763,395
Drive Shack, Inc. *	17,215	72,475
Dunkin’ Brands Group, Inc.	25,464	1,741,483
El Pollo Loco Holdings, Inc. *	6,221	102,584
Eldorado Resorts, Inc. *	21,543	1,004,335
Extended Stay America, Inc.	60,722	1,038,346
Fiesta Restaurant Group, Inc. *	7,980	118,583
frontdoor, Inc. *	22,418	666,263
Golden Entertainment, Inc. *	6,136	114,743
Graham Holdings Co., Class B	1,341	891,765
Grand Canyon Education, Inc. *	16,295	1,514,457
H&R Block, Inc.	65,033	1,534,128
Hilton Grand Vacations, Inc. *	31,058	942,300
Hilton Worldwide Holdings, Inc.	94,486	7,037,317
Houghton Mifflin Harcourt Co. *	37,061	388,029
Hyatt Hotels Corp., Class A	13,340	932,599
International Speedway Corp., Class A	7,430	322,834
J Alexander’s Holdings, Inc. *	6,429	55,289
Jack in the Box, Inc.	7,799	631,329
K12, Inc. *	12,100	381,271
Las Vegas Sands Corp.	117,865	6,878,601
Laureate Education, Inc., Class A *	21,137	338,192
Lindblad Expeditions Holdings, Inc. *	7,500	92,175
Marriott International, Inc., Class A	90,622	10,378,938
Marriott Vacations Worldwide Corp.	13,189	1,167,754
McDonald’s Corp.	246,677	44,100,914
MGM Resorts International	159,339	4,690,940
Monarch Casino & Resort, Inc. *	3,610	156,096
Nathan’s Famous, Inc.	842	56,835
Noodles & Co. *	12,000	86,400
Norwegian Cruise Line Holdings Ltd. *	69,776	3,588,580
Security	Number of Shares	Value ($)
Papa John’s International, Inc.	7,000	296,030
Penn National Gaming, Inc. *	35,224	853,830
Planet Fitness, Inc., Class A *	28,675	1,660,856
Playa Hotels & Resorts N.V. *	16,595	130,769
PlayAGS, Inc. *	7,060	176,924
Potbelly Corp. *	7,813	67,739
RCI Hospitality Holdings, Inc.	2,500	55,775
Red Lion Hotels Corp. *	7,000	64,750
Red Robin Gourmet Burgers, Inc. *	3,624	115,896
Red Rock Resorts, Inc., Class A	25,977	659,296
Regis Corp. *	10,203	190,286
Royal Caribbean Cruises Ltd.	54,290	6,517,514
Ruth’s Hospitality Group, Inc.	8,878	205,082
Scientific Games Corp., Class A *	16,071	402,739
SeaWorld Entertainment, Inc. *	21,055	548,483
Service Corp. International	58,012	2,489,875
ServiceMaster Global Holdings, Inc. *	44,154	1,721,564
Shake Shack, Inc., Class A *	7,624	364,122
Six Flags Entertainment Corp.	24,020	1,479,392
Sotheby’s *	10,738	433,708
Speedway Motorsports, Inc.	4,350	70,209
Starbucks Corp.	396,255	27,000,816
Strategic Education, Inc.	6,759	739,435
Texas Roadhouse, Inc.	20,839	1,267,845
The Cheesecake Factory, Inc.	12,662	568,271
The Habit Restaurants, Inc., Class A *	6,100	62,342
The Wendy’s Co.	61,459	1,064,470
Town Sports International Holdings, Inc. *	7,275	43,868
Vail Resorts, Inc.	12,944	2,436,837
Weight Watchers International, Inc. *	11,312	361,984
Wingstop, Inc.	10,514	690,244
Wyndham Destinations, Inc.	32,092	1,352,357
Wyndham Hotels & Resorts, Inc.	33,142	1,626,941
Wynn Resorts Ltd.	31,454	3,869,157
Yum! Brands, Inc.	98,940	9,298,381
		196,905,746

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,091	1,688,750
AG Mortgage Investment Trust, Inc.	9,435	170,019
AGNC Investment Corp.	163,648	2,930,936
Ally Financial, Inc.	135,390	3,528,263
American Express Co.	223,199	22,922,537
Ameriprise Financial, Inc.	44,573	5,642,942
Annaly Capital Management, Inc.	441,647	4,610,795
Anworth Mortgage Asset Corp.	30,522	136,433
Apollo Commercial Real Estate Finance, Inc.	37,142	675,984
Arbor Realty Trust, Inc.	20,193	241,508
Ares Commercial Real Estate Corp.	10,752	154,829
Arlington Asset Investment Corp., Class A	7,300	62,926
ARMOUR Residential REIT, Inc.	10,820	227,436
Artisan Partners Asset Management, Inc., Class A	15,052	351,013
Associated Capital Group, Inc., Class A *(a)	1,241	52,606
AXA Equitable Holdings, Inc.	39,800	737,892
B. Riley Financial, Inc.	6,039	92,095
Berkshire Hathaway, Inc., Class B *	621,541	127,751,537
BGC Partners, Inc., Class A	93,111	576,357
BlackRock, Inc.	38,804	16,106,764
Blackstone Mortgage Trust, Inc., Class A	39,972	1,378,634
Blucora, Inc. *	15,753	464,871
Cannae Holdings, Inc. *	23,093	446,619
Capital One Financial Corp.	151,698	12,225,342
Capstead Mortgage Corp.	28,021	206,515
Cboe Global Markets, Inc.	35,873	3,345,875
Cherry Hill Mortgage Investment Corp.	9,217	170,515
Chimera Investment Corp.	57,935	1,102,503

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CME Group, Inc.	113,928	20,766,796
Cohen & Steers, Inc.	6,489	244,181
Colony Credit Real Estate, Inc.	30,690	512,830
Cowen, Inc. *	8,211	132,772
Credit Acceptance Corp. *	3,958	1,575,363
Curo Group Holdings Corp. *	3,700	46,250
Diamond Hill Investment Group, Inc.	1,017	157,635
Discover Financial Services	108,196	7,302,148
Donnelley Financial Solutions, Inc. *	9,665	141,496
Dynex Capital, Inc.	18,815	113,266
E*TRADE Financial Corp.	81,699	3,812,075
Eaton Vance Corp.	38,920	1,499,198
Elevate Credit, Inc. *	5,396	24,012
Encore Capital Group, Inc. *	8,553	252,656
Enova International, Inc. *	10,313	237,715
Evercore, Inc., Class A	12,433	1,112,132
Exantas Capital Corp.	9,433	99,707
EZCORP, Inc., Class A *	14,614	136,202
FactSet Research Systems, Inc.	11,995	2,622,467
Federated Investors, Inc., Class B	31,576	825,081
FGL Holdings *	56,622	447,880
FirstCash, Inc.	15,033	1,239,170
Focus Financial Partners, Inc., Class A *	5,800	163,096
Franklin Resources, Inc.	97,861	2,897,664
GAIN Capital Holdings, Inc.	6,506	42,094
Granite Point Mortgage Trust, Inc.	14,601	285,012
Great Ajax Corp.	5,000	64,550
Green Dot Corp., Class A *	15,760	1,166,555
Greenhill & Co., Inc.	6,539	163,867
Hamilton Lane, Inc., Class A	7,159	259,657
Houlihan Lokey, Inc.	12,478	552,027
Interactive Brokers Group, Inc., Class A	25,219	1,271,038
Intercontinental Exchange, Inc.	181,595	13,939,232
INTL. FCStone, Inc. *	6,044	231,062
Invesco Ltd.	134,918	2,458,206
Invesco Mortgage Capital, Inc.	32,488	523,057
Investment Technology Group, Inc.	10,065	304,567
Janus Henderson Group plc	55,258	1,206,282
Jefferies Financial Group, Inc.	92,063	1,915,831
KKR & Co., Inc., Class A	168,668	3,786,597
KKR Real Estate Finance Trust, Inc.	8,629	177,930
Ladder Capital Corp.	30,130	521,550
Ladenburg Thalmann Financial Services, Inc.	36,436	104,936
Lazard Ltd., Class A	43,222	1,719,803
Legg Mason, Inc.	27,907	831,629
LendingClub Corp. *	150,465	479,983
LPL Financial Holdings, Inc.	28,846	2,029,893
MarketAxess Holdings, Inc.	12,102	2,599,147
Marlin Business Services Corp.	4,000	88,760
MFA Financial, Inc.	151,043	1,107,145
Moelis & Co., Class A	14,035	614,031
Moody’s Corp.	53,458	8,473,628
Morgan Stanley	415,951	17,594,727
Morningstar, Inc.	6,601	819,514
MSCI, Inc.	27,742	4,723,630
Nasdaq, Inc.	36,357	3,200,870
Navient Corp.	70,033	798,376
Nelnet, Inc., Class A	6,877	361,730
New Residential Investment Corp.	111,108	1,886,614
New York Mortgage Trust, Inc.	63,123	396,412
Northern Trust Corp.	70,100	6,201,046
On Deck Capital, Inc. *	20,000	150,400
OneMain Holdings, Inc. *	22,487	672,136
Oppenheimer Holdings, Inc., Class A	3,500	94,255
Orchid Island Capital, Inc. (a)	12,908	89,582
Owens Realty Mortgage, Inc.	2,556	55,414
PennyMac Mortgage Investment Trust	17,996	364,239
Piper Jaffray Cos.	4,986	344,184
Security	Number of Shares	Value ($)
PJT Partners, Inc., Class A	6,501	282,663
PRA Group, Inc. *	14,276	421,285
Pzena Investment Management, Inc., Class A	15,567	136,367
Raymond James Financial, Inc.	40,068	3,225,474
Ready Capital Corp.	5,000	78,200
Redwood Trust, Inc.	27,911	450,204
Regional Management Corp. *	3,000	82,440
S&P Global, Inc.	79,931	15,318,776
Safeguard Scientifics, Inc. *	7,000	66,430
Santander Consumer USA Holdings, Inc.	35,217	671,236
SEI Investments Co.	43,526	2,069,226
SLM Corp. *	142,528	1,526,475
Starwood Property Trust, Inc.	84,710	1,870,397
State Street Corp.	121,328	8,602,155
Stifel Financial Corp.	24,275	1,162,044
Synchrony Financial	214,607	6,446,794
T. Rowe Price Group, Inc.	76,914	7,188,382
TD Ameritrade Holding Corp.	86,930	4,863,734
The Bank of New York Mellon Corp.	290,214	15,183,997
The Charles Schwab Corp. (c)	381,944	17,863,521
The Goldman Sachs Group, Inc.	110,194	21,819,514
TPG RE Finance Trust, Inc.	13,300	263,739
Two Harbors Investment Corp.	74,106	1,081,207
Victory Capital Holdings, Inc., Class A *	3,900	42,510
Virtu Financial, Inc., Class A	21,937	560,490
Virtus Investment Partners, Inc.	2,646	238,061
Voya Financial, Inc.	48,530	2,253,248
Waddell & Reed Financial, Inc., Class A	25,984	444,846
Western Asset Mortgage Capital Corp.	15,107	144,423
Westwood Holdings Group, Inc.	2,653	97,153
WisdomTree Investments, Inc.	38,043	254,888
World Acceptance Corp. *	2,084	216,090
		453,961,455

Energy 5.1%
Abraxas Petroleum Corp. *	53,135	63,231
Adams Resources & Energy, Inc.	1,166	46,209
Alta Mesa Resources, Inc., Class A *	30,000	28,740
Anadarko Petroleum Corp.	163,033	7,716,352
Antero Resources Corp. *	74,733	751,814
Apache Corp.	123,128	4,041,061
Apergy Corp. *	24,002	806,947
Arch Coal, Inc., Class A	6,370	561,388
Archrock, Inc.	37,700	355,888
Baker Hughes, a GE Co.	164,300	3,872,551
Basic Energy Services, Inc. *	6,128	29,108
Berry Petroleum Corp.	3,687	43,470
Bonanza Creek Energy, Inc. *	5,626	129,679
Bristow Group, Inc. *(a)	8,868	29,176
C&J Energy Services, Inc. *	25,379	407,841
Cabot Oil & Gas Corp.	137,177	3,422,566
Cactus, Inc., Class A *	13,097	429,844
California Resources Corp. *	14,379	289,737
Callon Petroleum Co. *	67,969	553,268
CARBO Ceramics, Inc. *	6,353	25,603
Carrizo Oil & Gas, Inc. *	27,793	341,298
Centennial Resource Development, Inc., Class A *	64,330	847,226
Chaparral Energy, Inc., Class A *	9,200	70,748
Cheniere Energy, Inc. *	71,820	4,714,983
Chesapeake Energy Corp. *(a)	302,283	861,507
Chevron Corp.	610,139	69,952,436
Cimarex Energy Co.	30,269	2,280,466
Clean Energy Fuels Corp. *	36,000	68,400
CNX Resources Corp. *	70,060	850,528
Concho Resources, Inc. *	64,135	7,685,938
ConocoPhillips	368,753	24,960,891

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONSOL Energy, Inc. *	8,270	293,833
Continental Resources, Inc. *	28,202	1,302,086
Contura Energy, Inc. *	1,810	116,528
Core Laboratories N.V.	14,663	989,166
Covia Holdings Corp. *	8,467	39,626
CVR Energy, Inc.	8,752	351,393
Delek US Holdings, Inc.	23,379	760,051
Denbury Resources, Inc. *	137,039	278,189
Devon Energy Corp.	147,081	3,919,709
Diamond Offshore Drilling, Inc. *	27,749	303,297
Diamondback Energy, Inc.	49,662	5,121,145
Dorian LPG Ltd. *	13,074	71,646
Dril-Quip, Inc. *	10,760	402,854
Earthstone Energy, Inc., Class A *	5,613	33,846
Ensco plc, Class A	158,449	697,176
EOG Resources, Inc.	186,282	18,479,174
EQT Corp.	79,711	1,551,973
Equitrans Midstream Corp. *	63,768	1,327,650
Era Group, Inc. *	6,921	65,196
Evolution Petroleum Corp.	8,679	64,832
Exterran Corp. *	9,906	171,968
Extraction Oil & Gas, Inc. *	55,147	217,279
Exxon Mobil Corp.	1,352,406	99,104,312
Falcon Minerals Corp. *	13,000	104,260
Forum Energy Technologies, Inc. *	42,481	208,582
Frank’s International N.V. *	23,486	133,635
FTS International, Inc. *	9,805	79,911
Geospace Technologies Corp. *	4,643	69,784
Goodrich Petroleum Corp. *	3,169	43,352
Green Plains, Inc.	13,339	189,547
Gulf Island Fabrication, Inc. *	4,500	42,705
Gulfport Energy Corp. *	53,493	448,806
Halcon Resources Corp. *	40,012	65,620
Halliburton Co.	279,528	8,765,998
Helix Energy Solutions Group, Inc. *	39,464	269,539
Helmerich & Payne, Inc.	33,869	1,896,325
Hess Corp.	80,317	4,337,118
HighPoint Resources Corp. *	33,805	94,654
HollyFrontier Corp.	49,948	2,814,070
Independence Contract Drilling, Inc. *	11,500	39,330
International Seaways, Inc. *	8,633	156,430
Jagged Peak Energy, Inc. *	18,587	195,721
Keane Group, Inc. *	14,562	146,785
Kinder Morgan, Inc.	607,328	10,992,637
KLX Energy Services Holdings, Inc. *	5,884	153,337
Kosmos Energy Ltd. *	71,067	364,574
Laredo Petroleum, Inc. *	45,079	171,300
Liberty Oilfield Services, Inc., Class A	10,447	158,899
Lonestar Resources US, Inc., Class A *	6,800	34,000
Magnolia Oil & Gas Corp. *	34,040	409,842
Mammoth Energy Services, Inc.	4,000	88,520
Marathon Oil Corp.	269,403	4,253,873
Marathon Petroleum Corp.	221,421	14,671,355
Matador Resources Co. *	33,967	662,356
Matrix Service Co. *	8,000	171,600
McDermott International, Inc. *	55,783	492,006
Midstates Petroleum Co., Inc. *	7,777	75,281
Murphy Oil Corp.	55,134	1,507,915
Nabors Industries Ltd.	143,444	424,594
NACCO Industries, Inc., Class A	1,900	64,752
National Oilwell Varco, Inc.	122,252	3,603,989
Natural Gas Services Group, Inc. *	4,213	69,557
NCS Multistage Holdings, Inc. *	4,000	22,640
Newfield Exploration Co. *	68,435	1,250,992
Newpark Resources, Inc. *	27,584	229,223
Nine Energy Service, Inc. *	4,359	104,529
Noble Corp. plc *	107,107	353,453
Noble Energy, Inc.	155,380	3,471,189
Northern Oil & Gas, Inc. *	84,525	213,848
Security	Number of Shares	Value ($)
Oasis Petroleum, Inc. *	98,252	591,477
Occidental Petroleum Corp.	241,724	16,142,329
Oceaneering International, Inc. *	37,777	592,721
Oil States International, Inc. *	24,308	418,584
ONEOK, Inc.	132,526	8,509,494
Overseas Shipholding Group, Inc., Class A *	18,500	33,485
Panhandle Oil & Gas, Inc., Class A	6,200	99,200
Par Pacific Holdings, Inc. *	7,904	128,519
Parsley Energy, Inc., Class A *	81,227	1,509,198
Patterson-UTI Energy, Inc.	65,569	795,352
PBF Energy, Inc., Class A	38,291	1,402,216
PDC Energy, Inc. *	23,251	757,285
Peabody Energy Corp.	24,630	879,291
Penn Virginia Corp. *	3,770	197,774
Phillips 66	135,151	12,894,757
Pioneer Energy Services Corp. *	30,366	44,942
Pioneer Natural Resources Co.	54,472	7,752,455
ProPetro Holding Corp. *	21,687	354,366
QEP Resources, Inc. *	70,358	581,861
Range Resources Corp.	61,707	680,628
Renewable Energy Group, Inc. *	11,517	332,841
Resolute Energy Corp. *(a)	5,506	180,211
REX American Resources Corp. *	1,646	120,043
RigNet, Inc. *	4,141	55,324
Ring Energy, Inc. *	20,681	121,604
Roan Resources, Inc. *	11,000	118,140
Rowan Cos. plc, Class A *	37,877	461,721
RPC, Inc.	17,418	187,940
SandRidge Energy, Inc. *	8,633	71,568
Schlumberger Ltd.	442,622	19,568,319
SEACOR Holdings, Inc. *	4,850	200,741
SEACOR Marine Holdings, Inc. *	4,876	64,607
Select Energy Services, Inc., Class A *	17,554	149,209
SemGroup Corp., Class A	26,100	418,122
SilverBow Resources, Inc. *	1,839	44,706
SM Energy Co.	30,456	597,547
Solaris Oilfield Infrastructure, Inc., Class A	7,665	115,282
Southwestern Energy Co. *	173,795	759,484
SRC Energy, Inc. *	71,039	349,512
Superior Energy Services, Inc. *	44,829	175,281
Talos Energy, Inc. *	7,627	145,676
Targa Resources Corp.	74,486	3,203,643
TechnipFMC plc	134,704	3,092,804
Tellurian, Inc. *(a)	28,096	280,960
TETRA Technologies, Inc. *	33,023	70,339
The Williams Cos., Inc.	386,346	10,404,298
Tidewater, Inc. *	12,517	269,366
Transocean Ltd. *	154,517	1,324,211
U.S. Well Services, Inc. *	10,920	87,360
Ultra Petroleum Corp. *	51,863	37,341
Unit Corp. *	17,972	286,833
Uranium Energy Corp. *(a)	39,550	51,415
US Silica Holdings, Inc. (a)	23,982	323,277
Valero Energy Corp.	135,049	11,860,003
W&T Offshore, Inc. *	25,000	126,000
Weatherford International plc *	301,607	195,562
Whiting Petroleum Corp. *	29,221	836,597
WildHorse Resource Development Corp. *	6,671	113,207
World Fuel Services Corp.	22,400	557,536
WPX Energy, Inc. *	123,840	1,518,278
		449,263,098

Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc. *	22,300	586,713
Casey’s General Stores, Inc.	11,491	1,478,662
Costco Wholesale Corp.	139,932	30,033,605
Ingles Markets, Inc., Class A	4,200	119,868

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Natural Grocers by Vitamin Cottage, Inc. *	2,400	32,784
Performance Food Group Co. *	35,573	1,215,174
PriceSmart, Inc.	7,280	445,900
Rite Aid Corp. *	315,580	253,505
Smart & Final Stores, Inc. *	9,939	59,932
SpartanNash, Co.	10,256	212,812
Sprouts Farmers Market, Inc. *	40,062	960,687
Sysco Corp.	151,765	9,690,195
The Andersons, Inc.	8,571	300,414
The Chefs’ Warehouse, Inc. *	6,460	207,495
The Kroger Co.	258,038	7,310,217
U.S. Foods Holding Corp. *	70,039	2,361,715
United Natural Foods, Inc. *	18,511	242,494
Village Super Market, Inc., Class A	5,519	148,406
Walgreens Boots Alliance, Inc.	256,904	18,563,883
Walmart, Inc.	454,841	43,587,413
Weis Markets, Inc.	6,977	338,524
		118,150,398

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	63,332
Alico, Inc.	2,000	59,200
Altria Group, Inc.	599,886	29,604,374
Archer-Daniels-Midland Co.	178,888	8,032,071
B&G Foods, Inc. (a)	20,423	544,477
Brown-Forman Corp., Class A	20,430	960,823
Brown-Forman Corp., Class B	54,938	2,595,820
Bunge Ltd.	46,455	2,558,277
Cal-Maine Foods, Inc.	11,612	489,794
Calavo Growers, Inc.	5,260	427,954
Campbell Soup Co.	60,708	2,150,884
Coca-Cola Consolidated, Inc.	1,919	414,120
ConAgra Brands, Inc.	155,291	3,360,497
Constellation Brands, Inc., Class A	53,132	9,226,903
Craft Brew Alliance, Inc. *	3,000	49,380
Darling Ingredients, Inc. *	54,643	1,162,257
Dean Foods Co.	26,756	111,573
Farmer Brothers Co. *	4,500	110,700
Flowers Foods, Inc.	56,709	1,114,899
Fresh Del Monte Produce, Inc.	9,062	289,803
Freshpet, Inc. *	9,400	338,118
General Mills, Inc.	190,595	8,470,042
Hormel Foods Corp.	86,562	3,663,304
Hostess Brands, Inc. *	38,002	436,643
Ingredion, Inc.	22,875	2,264,625
J&J Snack Foods Corp.	4,866	751,067
John B. Sanfilippo & Son, Inc.	2,559	174,652
Kellogg Co.	80,474	4,748,771
Keurig Dr Pepper, Inc.	59,754	1,626,504
Lamb Weston Holdings, Inc.	46,320	3,348,936
Lancaster Colony Corp.	6,047	961,896
Landec Corp. *	9,100	115,479
Limoneira Co.	4,500	99,135
McCormick & Co., Inc. — Non Voting Shares	38,657	4,779,551
MGP Ingredients, Inc.	3,577	256,793
Molson Coors Brewing Co., Class B	60,684	4,042,161
Mondelez International, Inc., Class A	462,827	21,410,377
Monster Beverage Corp. *	126,352	7,232,388
National Beverage Corp.	4,003	335,611
New Age Beverages Corp. *(a)	25,010	177,821
PepsiCo, Inc.	450,727	50,783,411
Philip Morris International, Inc.	496,890	38,121,401
Pilgrim’s Pride Corp. *	17,681	358,217
Post Holdings, Inc. *	21,219	1,969,548
Primo Water Corp. *	10,121	131,877
Pyxus International, Inc. *(a)	2,460	39,926
Sanderson Farms, Inc.	7,031	865,516
Security	Number of Shares	Value ($)
Seaboard Corp.	95	367,096
Seneca Foods Corp., Class A *	2,000	57,200
The Boston Beer Co., Inc., Class A *	2,611	650,557
The Coca-Cola Co.	1,222,987	58,862,364
The Hain Celestial Group, Inc. *	26,712	489,631
The Hershey Co.	44,096	4,678,586
The JM Smucker Co.	36,706	3,849,725
The Kraft Heinz Co.	197,547	9,494,109
The Simply Good Foods Co. *	17,340	343,159
Tootsie Roll Industries, Inc.	5,761	199,619
TreeHouse Foods, Inc. *	17,940	1,046,978
Turning Point Brands, Inc.	5,374	190,293
Tyson Foods, Inc., Class A	94,861	5,873,793
Universal Corp.	7,470	431,019
Vector Group Ltd.	32,261	354,871
		307,719,908

Health Care Equipment & Services 6.4%
Abbott Laboratories	560,329	40,892,810
ABIOMED, Inc. *	14,270	5,009,769
Acadia Healthcare Co., Inc. *	29,166	797,982
Accuray, Inc. *	28,423	125,061
Addus HomeCare Corp. *	3,011	181,112
Align Technology, Inc. *	23,517	5,854,557
Allscripts Healthcare Solutions, Inc. *	53,720	633,359
Amedisys, Inc. *	9,316	1,221,887
American Renal Associates Holdings, Inc. *	4,023	48,759
AmerisourceBergen Corp.	50,269	4,190,927
AMN Healthcare Services, Inc. *	14,459	936,799
AngioDynamics, Inc. *	11,450	241,595
Anika Therapeutics, Inc. *	4,606	174,982
Antares Pharma, Inc. *	75,637	228,424
Anthem, Inc.	82,372	24,958,716
Apollo Medical Holdings, Inc. *	6,700	130,851
Apyx Medical Corp. *	8,600	74,562
athenahealth, Inc. *	13,168	1,774,256
AtriCure, Inc. *	12,275	379,911
Atrion Corp.	475	354,274
Avanos Medical, Inc. *	17,115	779,588
AxoGen, Inc. *	11,943	197,060
Axonics Modulation Technologies, Inc. *	5,000	73,000
Baxter International, Inc.	157,537	11,419,857
Becton, Dickinson & Co.	85,407	21,305,630
BioLife Solutions, Inc. *	2,800	41,076
BioScrip, Inc. *	36,021	130,756
BioTelemetry, Inc. *	10,678	766,894
Boston Scientific Corp. *	442,989	16,900,030
Brookdale Senior Living, Inc. *	70,732	576,466
Cantel Medical Corp.	12,347	1,005,293
Capital Senior Living Corp. *	8,394	58,506
Cardinal Health, Inc.	95,985	4,796,370
Cardiovascular Systems, Inc. *	13,409	417,422
Castlight Health, Inc., Class B *	20,805	61,791
Centene Corp. *	65,883	8,602,343
Cerner Corp. *	103,958	5,708,334
Cerus Corp. *	45,797	272,950
Chemed Corp.	5,251	1,564,483
Cigna Corp. *	121,732	24,323,271
Civitas Solutions, Inc. *	5,560	98,579
Community Health Systems, Inc. *	34,809	137,147
Computer Programs & Systems, Inc.	3,700	97,088
CONMED Corp.	8,206	577,292
Corindus Vascular Robotics, Inc. *(a)	65,150	74,923
CorVel Corp. *	3,002	187,535
Cross Country Healthcare, Inc. *	20,790	200,208
CryoLife, Inc. *	12,053	336,399
CryoPort, Inc. *	8,100	84,969
Cutera, Inc. *	4,219	60,585

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CVS Health Corp.	413,199	27,085,194
CytoSorbents Corp. *	6,997	52,408
Danaher Corp.	196,698	21,817,742
DaVita, Inc. *	39,440	2,213,767
DENTSPLY SIRONA, Inc.	72,560	3,043,892
DexCom, Inc. *	28,484	4,017,099
Diplomat Pharmacy, Inc. *	16,723	242,484
Edwards Lifesciences Corp. *	66,836	11,390,191
Encompass Health Corp.	31,017	2,073,176
Evolent Health, Inc., Class A *	21,273	376,107
FONAR Corp. *	1,870	41,327
GenMark Diagnostics, Inc. *	16,600	110,224
Glaukos Corp. *	10,445	666,287
Globus Medical, Inc., Class A *	25,743	1,159,722
Guardant Health, Inc. *	4,690	189,195
Haemonetics Corp. *	17,151	1,696,405
Hanger, Inc. *	13,820	289,944
HCA Healthcare, Inc.	85,680	11,946,362
HealthEquity, Inc. *	17,448	1,087,708
HealthStream, Inc.	7,648	192,424
Helius Medical Technologies, Inc. *(a)	4,659	34,290
Henry Schein, Inc. *	48,551	3,772,413
Heska Corp. *	2,364	233,090
Hill-Rom Holdings, Inc.	22,070	2,207,441
HMS Holdings Corp. *	25,093	752,539
Hologic, Inc. *	87,010	3,863,244
Humana, Inc.	43,851	13,549,521
ICU Medical, Inc. *	5,638	1,402,734
IDEXX Laboratories, Inc. *	27,713	5,896,772
Inogen, Inc. *	5,361	810,637
Inovalon Holdings, Inc., Class A *	22,744	325,012
Inspire Medical Systems, Inc. *	4,371	234,417
Insulet Corp. *	19,916	1,616,980
Integer Holdings Corp. *	8,929	723,160
Integra LifeSciences Holdings Corp. *	23,714	1,123,095
IntriCon Corp. *	1,742	45,153
Intuitive Surgical, Inc. *	36,369	19,044,263
Invacare Corp.	9,218	47,381
iRadimed Corp. *	1,334	36,578
iRhythm Technologies, Inc. *	6,510	553,350
Laboratory Corp. of America Holdings *	31,854	4,438,855
Lantheus Holdings, Inc. *	11,198	188,350
LeMaitre Vascular, Inc.	4,566	108,853
LHC Group, Inc. *	8,883	939,200
LivaNova plc *	16,277	1,502,693
Magellan Health, Inc. *	7,281	474,430
Masimo Corp. *	15,906	1,978,547
McKesson Corp.	62,831	8,058,076
Medidata Solutions, Inc. *	19,317	1,370,734
MEDNAX, Inc. *	29,765	1,074,814
Medtronic plc	428,409	37,867,072
Meridian Bioscience, Inc.	17,657	289,398
Merit Medical Systems, Inc. *	17,753	1,003,577
Misonix, Inc. *	2,200	42,790
Molina Healthcare, Inc. *	19,915	2,648,297
National HealthCare Corp.	3,965	318,508
National Research Corp., Class A	5,456	218,131
Natus Medical, Inc. *	13,282	448,135
Neogen Corp. *	16,676	1,015,735
Neuronetics, Inc. *	1,800	30,816
Nevro Corp. *	10,264	498,420
NextGen Healthcare, Inc. *	20,414	360,920
NuVasive, Inc. *	16,757	840,196
Nuvectra Corp. *	4,133	57,862
NxStage Medical, Inc. *	21,678	630,179
Omnicell, Inc. *	13,621	887,136
OraSure Technologies, Inc. *	17,275	221,984
Orthofix Medical, Inc. *	6,531	353,392
OrthoPediatrics Corp. *	2,000	72,540
Security	Number of Shares	Value ($)
Owens & Minor, Inc.	18,500	140,045
Patterson Cos., Inc.	30,201	673,180
Penumbra, Inc. *	9,983	1,452,626
PetIQ, Inc. *	6,200	188,604
Premier, Inc., Class A *	16,623	661,429
Pulse Biosciences, Inc. *(a)	3,000	40,080
Quest Diagnostics, Inc.	43,044	3,759,893
Quidel Corp. *	12,426	721,081
R1 RCM, Inc. *	40,270	326,992
RadNet, Inc. *	11,759	160,510
ResMed, Inc.	45,819	4,360,594
Rockwell Medical, Inc. *(a)	13,042	40,691
RTI Surgical, Inc. *	18,100	79,459
SeaSpine Holdings Corp. *	3,910	59,784
Select Medical Holdings Corp. *	39,462	616,396
Senseonics Holdings, Inc. *	26,000	65,260
SI-BONE, Inc. *	4,040	72,639
Sientra, Inc. *	6,300	70,056
Simulations Plus, Inc.	3,188	61,401
STAAR Surgical Co. *	8,247	294,665
STERIS plc	27,087	3,089,543
Stryker Corp.	99,066	17,591,150
Surgery Partners, Inc. *	5,591	73,130
Surmodics, Inc. *	4,200	240,534
Tabula Rasa HealthCare, Inc. *	5,100	307,428
Tactile Systems Technology, Inc. *	4,907	326,708
Tandem Diabetes Care, Inc. *	19,235	836,338
Teladoc Health, Inc. *	21,626	1,388,389
Teleflex, Inc.	14,943	4,086,911
Tenet Healthcare Corp. *	28,972	637,094
The Cooper Cos., Inc.	15,707	4,378,483
The Ensign Group, Inc.	14,906	649,454
The Providence Service Corp. *	3,302	211,790
Tivity Health, Inc. *	11,593	258,060
TransEnterix, Inc. *(a)	54,700	148,784
Triple-S Management Corp., Class B *	6,648	134,024
U.S. Physical Therapy, Inc.	3,850	407,677
UnitedHealth Group, Inc.	307,256	83,020,571
Universal Health Services, Inc., Class B	27,156	3,598,985
Utah Medical Products, Inc.	1,365	128,228
Varex Imaging Corp. *	15,319	436,438
Varian Medical Systems, Inc. *	28,470	3,758,894
Veeva Systems, Inc., Class A *	39,771	4,337,425
ViewRay, Inc. *	19,429	139,695
Vocera Communications, Inc. *	10,583	431,998
WellCare Health Plans, Inc. *	16,116	4,455,752
West Pharmaceutical Services, Inc.	23,191	2,510,890
Wright Medical Group N.V. *	37,486	1,118,582
Zimmer Biomet Holdings, Inc.	65,018	7,123,372
		562,641,518

Household & Personal Products 1.6%
Avon Products, Inc. *	123,017	287,860
Central Garden & Pet Co. *	4,210	165,074
Central Garden & Pet Co., Class A *	13,239	471,573
Church & Dwight Co., Inc.	78,121	5,047,398
Colgate-Palmolive Co.	276,786	17,902,518
Coty, Inc., Class A *	153,228	1,189,049
Edgewell Personal Care Co. *	18,438	727,379
elf Beauty, Inc. *	6,276	52,718
Energizer Holdings, Inc.	19,786	937,856
Herbalife Nutrition Ltd. *	32,858	1,961,623
Inter Parfums, Inc.	5,613	373,040
Kimberly-Clark Corp.	111,065	12,370,420
Lifevantage Corp. *	5,280	78,408
Medifast, Inc.	3,897	495,854
Natural Health Trends Corp.	2,166	35,501
Nu Skin Enterprises, Inc., Class A	17,207	1,129,640

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oil-Dri Corp. of America	1,600	42,464
Revlon, Inc., Class A *(a)	3,255	85,281
Spectrum Brands Holdings, Inc.	13,969	780,588
The Clorox Co.	40,697	6,038,621
The Estee Lauder Cos., Inc., Class A	70,444	9,609,970
The Procter & Gamble Co.	795,586	76,750,181
USANA Health Sciences, Inc. *	4,945	579,060
WD-40 Co.	4,489	815,876
		137,927,952

Insurance 2.6%
Aflac, Inc.	242,259	11,555,754
Alleghany Corp.	4,663	2,944,964
Ambac Financial Group, Inc. *	13,400	253,528
American Equity Investment Life Holding Co.	29,147	912,884
American Financial Group, Inc.	21,894	2,088,469
American International Group, Inc.	283,842	12,270,490
American National Insurance Co.	2,769	385,417
AMERISAFE, Inc.	5,668	336,736
Aon plc	76,846	12,005,651
Arch Capital Group Ltd. *	131,656	3,864,104
Argo Group International Holdings Ltd.	10,503	700,970
Arthur J. Gallagher & Co.	57,789	4,317,416
Aspen Insurance Holdings Ltd.	18,300	763,659
Assurant, Inc.	16,446	1,585,230
Assured Guaranty Ltd.	33,320	1,351,459
Athene Holding Ltd., Class A *	40,370	1,731,873
Axis Capital Holdings Ltd.	27,220	1,457,631
Brighthouse Financial, Inc. *	36,375	1,358,242
Brown & Brown, Inc.	72,040	1,956,606
Chubb Ltd.	146,679	19,515,641
Cincinnati Financial Corp.	48,734	3,953,302
Citizens, Inc. *(a)	16,000	113,440
CNA Financial Corp.	9,550	437,963
CNO Financial Group, Inc.	57,112	1,021,162
Crawford & Co., Class A	4,938	47,257
Crawford & Co., Class B	5,800	55,970
Donegal Group, Inc., Class A	9,240	121,691
eHealth, Inc. *	4,902	299,806
EMC Insurance Group, Inc.	4,286	140,924
Employers Holdings, Inc.	9,753	413,235
Enstar Group Ltd. *	4,751	845,678
Erie Indemnity Co., Class A	6,531	956,008
Everest Re Group Ltd.	13,043	2,857,069
FBL Financial Group, Inc., Class A	3,305	232,077
FedNat Holding Co.	4,085	73,979
Fidelity National Financial, Inc.	90,493	3,272,227
First American Financial Corp.	35,300	1,767,824
Genworth Financial, Inc., Class A *	154,020	745,457
Global Indemnity Ltd.	2,000	65,800
Goosehead Insurance, Inc., Class A *	2,800	80,472
Greenlight Capital Re Ltd., Class A *	7,361	76,334
Hallmark Financial Services, Inc. *	7,560	73,332
HCI Group, Inc.	2,926	138,634
Health Insurance Innovations, Inc., Class A *(a)	3,371	129,244
Heritage Insurance Holdings, Inc.	12,976	188,411
Horace Mann Educators Corp.	12,141	505,673
Independence Holding Co.	3,542	126,662
Investors Title Co.	416	71,856
James River Group Holdings Ltd.	9,426	363,561
Kemper Corp.	20,537	1,543,972
Kingstone Cos., Inc.	2,696	44,349
Kinsale Capital Group, Inc.	7,030	407,740
Lincoln National Corp.	68,522	4,007,852
Loews Corp.	88,152	4,222,481
Maiden Holdings Ltd.	18,900	24,381
Security	Number of Shares	Value ($)
Markel Corp. *	4,387	4,621,748
Marsh & McLennan Cos., Inc.	160,764	14,177,777
MBIA, Inc. *	34,102	327,720
Mercury General Corp.	7,947	410,860
MetLife, Inc.	315,219	14,396,052
National General Holdings Corp.	21,670	523,330
National Western Life Group, Inc., Class A	964	292,381
NI Holdings, Inc. *	2,860	42,900
Old Republic International Corp.	92,520	1,864,278
Primerica, Inc.	13,498	1,516,770
Principal Financial Group, Inc.	83,494	4,180,545
ProAssurance Corp.	18,940	807,980
Protective Insurance Corp., Class B	7,252	133,654
Prudential Financial, Inc.	132,008	12,163,217
Reinsurance Group of America, Inc.	20,424	2,950,247
RenaissanceRe Holdings Ltd.	13,032	1,798,807
RLI Corp.	12,648	834,894
Safety Insurance Group, Inc.	5,451	448,672
Selective Insurance Group, Inc.	19,164	1,167,471
State Auto Financial Corp.	5,500	187,000
Stewart Information Services Corp.	6,635	294,926
The Allstate Corp.	109,314	9,605,421
The Hanover Insurance Group, Inc.	14,022	1,599,069
The Hartford Financial Services Group, Inc.	114,799	5,386,369
The Navigators Group, Inc.	7,334	511,913
The Progressive Corp.	185,406	12,475,970
The Travelers Cos., Inc.	83,991	10,544,230
Third Point Reinsurance Ltd. *	22,436	235,802
Tiptree, Inc.	7,504	44,649
Torchmark Corp.	31,800	2,663,568
Trupanion, Inc. *(a)	7,474	198,435
United Fire Group, Inc.	6,616	344,032
United Insurance Holdings Corp.	6,439	105,084
Universal Insurance Holdings, Inc.	9,563	360,716
Unum Group	71,355	2,480,300
W. R. Berkley Corp.	30,285	2,328,614
White Mountains Insurance Group Ltd.	1,000	893,580
Willis Towers Watson plc	41,159	6,700,274
		230,401,802

Materials 3.0%
Advanced Emissions Solutions, Inc. (a)	5,901	66,858
AdvanSix, Inc. *	8,959	283,463
AgroFresh Solutions, Inc. *	10,000	40,200
Air Products & Chemicals, Inc.	69,697	11,457,490
AK Steel Holding Corp. *	92,567	273,073
Albemarle Corp.	33,908	2,737,393
Alcoa Corp. *	57,892	1,718,235
Allegheny Technologies, Inc. *	40,422	1,107,159
American Vanguard Corp.	7,917	138,706
Amyris, Inc. *(a)	11,100	37,629
AptarGroup, Inc.	19,414	1,924,316
Ashland Global Holdings, Inc.	19,356	1,469,120
Avery Dennison Corp.	27,714	2,894,727
Axalta Coating Systems Ltd. *	66,563	1,705,344
Balchem Corp.	10,584	878,684
Ball Corp.	107,764	5,633,902
Bemis Co., Inc.	27,945	1,364,834
Berry Global Group, Inc. *	40,733	2,006,100
Boise Cascade Co.	11,827	324,888
Cabot Corp.	18,903	886,362
Carpenter Technology Corp.	15,701	742,029
Celanese Corp.	43,156	4,132,619
Century Aluminum Co. *	14,114	129,849
CF Industries Holdings, Inc.	73,475	3,207,184
Chase Corp.	3,067	309,215
Clearwater Paper Corp. *	7,956	268,276
Cleveland-Cliffs, Inc.	91,140	976,109

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coeur Mining, Inc. *	75,926	391,019
Commercial Metals Co.	42,616	743,649
Compass Minerals International, Inc.	11,822	617,699
Crown Holdings, Inc. *	42,843	2,184,993
Domtar Corp.	18,587	871,730
DowDuPont, Inc.	733,694	39,480,074
Eagle Materials, Inc.	14,072	999,112
Eastman Chemical Co.	45,852	3,696,588
Ecolab, Inc.	81,051	12,819,837
Ferro Corp. *	25,700	428,419
FMC Corp.	43,685	3,486,063
Forterra, Inc. *	5,539	28,415
Freeport-McMoRan, Inc.	464,170	5,402,939
FutureFuel Corp.	8,300	151,973
GCP Applied Technologies, Inc. *	22,792	574,358
Gold Resource Corp.	19,195	86,186
Graphic Packaging Holding Co.	105,200	1,269,764
Greif, Inc., Class A	9,091	354,549
Greif, Inc., Class B	2,000	90,300
H.B. Fuller Co.	15,251	753,247
Hawkins, Inc.	3,679	152,642
Haynes International, Inc.	3,574	117,227
Hecla Mining Co.	160,671	433,812
Huntsman Corp.	72,102	1,584,081
Ingevity Corp. *	13,947	1,311,994
Innophos Holdings, Inc.	6,990	209,001
Innospec, Inc.	7,393	519,506
International Flavors & Fragrances, Inc.	31,992	4,535,826
International Paper Co.	129,027	6,119,751
Intrepid Potash, Inc. *	27,197	84,583
Kaiser Aluminum Corp.	4,864	488,200
Koppers Holdings, Inc. *	5,651	128,786
Kraton Corp. *	9,654	272,243
Kronos Worldwide, Inc.	6,230	82,049
Linde plc	175,987	28,687,641
Livent Corp. *(a)	6,840	86,594
Louisiana-Pacific Corp.	45,895	1,118,920
LSB Industries, Inc. *	5,600	41,720
LyondellBasell Industries N.V., Class A	99,858	8,684,650
Martin Marietta Materials, Inc.	19,772	3,493,317
Materion Corp.	7,145	335,315
McEwen Mining, Inc.	126,062	228,172
Mercer International, Inc.	19,586	289,285
Minerals Technologies, Inc.	10,623	622,189
Myers Industries, Inc.	10,180	165,527
Neenah, Inc.	5,035	350,788
NewMarket Corp.	2,808	1,126,261
Newmont Mining Corp.	171,434	5,847,614
Northern Technologies International Corp.	1,624	49,532
Nucor Corp.	100,682	6,165,766
Olin Corp.	56,546	1,335,051
Olympic Steel, Inc.	2,550	49,138
OMNOVA Solutions, Inc. *	14,068	125,346
Owens-Illinois, Inc.	50,995	1,023,470
P.H. Glatfelter Co.	17,901	228,775
Packaging Corp. of America	30,532	2,879,778
Platform Specialty Products Co. *	76,011	854,364
PolyOne Corp.	23,918	774,226
PPG Industries, Inc.	76,551	8,071,537
PQ Group Holdings, Inc. *	11,343	170,712
Quaker Chemical Corp.	4,376	894,717
Rayonier Advanced Materials, Inc.	17,736	256,817
Reliance Steel & Aluminum Co.	21,520	1,762,058
Resolute Forest Products, Inc.	28,000	218,400
Royal Gold, Inc.	20,900	1,826,033
RPM International, Inc.	42,835	2,448,449
Ryerson Holding Corp. *	4,659	32,753
Schnitzer Steel Industries, Inc., Class A	9,050	219,010
Schweitzer-Mauduit International, Inc.	9,802	314,252
Security	Number of Shares	Value ($)
Sealed Air Corp.	51,349	2,028,285
Sensient Technologies Corp.	12,550	787,889
Silgan Holdings, Inc.	26,115	721,296
Sonoco Products Co.	31,435	1,810,027
Steel Dynamics, Inc.	74,814	2,737,444
Stepan Co.	6,704	589,483
Summit Materials, Inc., Class A *	33,033	504,084
SunCoke Energy, Inc. *	18,406	206,883
Synalloy Corp.	2,200	34,760
The Chemours Co.	54,183	1,937,042
The Mosaic Co.	113,922	3,677,402
The Scotts Miracle-Gro Co.	12,913	960,081
The Sherwin-Williams Co.	26,275	11,075,438
TimkenSteel Corp. *	10,796	137,433
Trecora Resources *	5,445	47,208
Tredegar Corp.	8,263	134,769
Trinseo S.A.	12,703	623,082
Tronox Ltd., Class A	28,193	246,971
UFP Technologies, Inc. *	4,640	153,120
United States Lime & Minerals, Inc.	1,696	117,041
United States Steel Corp.	54,379	1,225,703
Universal Stainless & Alloy Products, Inc. *	1,800	32,274
US Concrete, Inc. *	7,493	266,751
Valhi, Inc.	13,600	45,288
Valvoline, Inc.	63,880	1,412,387
Venator Materials plc *	13,280	61,752
Verso Corp., Class A *	11,750	289,872
Vulcan Materials Co.	41,875	4,256,594
W.R. Grace & Co.	22,540	1,600,565
Warrior Met Coal, Inc.	14,218	408,483
Westlake Chemical Corp.	11,394	842,017
WestRock Co.	80,033	3,258,143
Worthington Industries, Inc.	13,511	509,770
		260,701,893

Media & Entertainment 7.5%
Activision Blizzard, Inc.	244,829	11,565,722
Alphabet, Inc., Class A *	95,514	107,538,257
Alphabet, Inc., Class C *	98,287	109,724,658
Altice USA, Inc., Class A	39,888	783,400
AMC Entertainment Holdings, Inc., Class A	14,040	205,686
AMC Networks, Inc., Class A *	14,071	885,629
ANGI Homeservices, Inc., Class A *	22,425	381,225
Boston Omaha Corp., Class A *	2,600	65,754
Cable One, Inc.	1,525	1,348,619
Cardlytics, Inc. *	2,700	47,223
Care.com, Inc. *	12,196	289,899
Cargurus, Inc. *	9,842	420,942
Cars.com, Inc. *	19,198	524,297
CBS Corp., Class A	2,103	104,645
CBS Corp., Class B — Non Voting Shares	108,850	5,383,721
Central European Media Enterprises Ltd., Class A *	56,744	170,799
Charter Communications, Inc., Class A *	56,582	18,731,471
Cinemark Holdings, Inc.	33,489	1,370,370
Clear Channel Outdoor Holdings, Inc., Class A *	27,362	152,406
Comcast Corp., Class A	1,450,950	53,061,242
comScore, Inc. *	14,000	275,660
Daily Journal Corp. *	628	138,857
Discovery, Inc., Class A *	50,061	1,420,731
Discovery, Inc., Class C *	115,541	3,079,168
DISH Network Corp., Class A *	72,025	2,209,007
Electronic Arts, Inc. *	96,218	8,875,148
Emerald Expositions Events, Inc.	7,000	99,400
Entercom Communications Corp., Class A	36,599	268,271
Entravision Communications Corp., Class A	35,622	140,351

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eventbrite, Inc., Class A *	4,210	126,342
Facebook, Inc., Class A *	768,145	128,042,090
Fluent, Inc. *	21,540	101,669
Gannett Co., Inc.	39,315	436,003
GCI Liberty, Inc., Class A *	30,487	1,551,788
Glu Mobile, Inc. *	32,800	319,472
Gray Television, Inc. *	26,260	438,805
Hemisphere Media Group, Inc. *	4,890	64,841
IAC/InterActiveCorp *	24,758	5,230,870
John Wiley & Sons, Inc., Class A	15,690	812,428
Lee Enterprises, Inc. *	15,450	42,179
Liberty Broadband Corp., Class A *	8,151	690,960
Liberty Broadband Corp., Class C *	49,637	4,220,138
Liberty Global plc, Class A *	65,195	1,590,758
Liberty Global plc, Class C *	193,652	4,562,441
Liberty Latin America Ltd., Class A *	13,577	236,715
Liberty Latin America Ltd., Class C *	37,549	656,357
Liberty Media Corp. — Liberty Braves, Class A *	2,953	80,144
Liberty Media Corp. — Liberty Braves, Class C *	10,998	296,506
Liberty Media Corp. — Liberty Formula One, Class A *	8,419	257,621
Liberty Media Corp. — Liberty Formula One, Class C *	63,787	2,000,998
Liberty Media Corp. — Liberty SiriusXM, Class A *	28,055	1,116,028
Liberty Media Corp. — Liberty SiriusXM, Class C *	49,310	1,970,428
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	412,718
Lions Gate Entertainment Corp., Class A	19,000	349,030
Lions Gate Entertainment Corp., Class B	31,332	549,250
Live Nation Entertainment, Inc. *	43,173	2,310,187
Loral Space & Communications, Inc. *	3,815	137,760
Match Group, Inc.	17,962	960,787
Meredith Corp.	12,188	661,443
MSG Networks, Inc., Class A *	18,579	416,170
National CineMedia, Inc.	18,547	128,160
Netflix, Inc. *	139,502	47,360,929
New Media Investment Group, Inc.	19,939	272,566
News Corp., Class A	121,207	1,555,086
News Corp., Class B	45,036	582,316
Nexstar Media Group, Inc., Class A	14,378	1,200,132
Omnicom Group, Inc.	71,989	5,606,503
Pandora Media, Inc. *	88,910	745,066
QuinStreet, Inc. *	10,517	200,244
Reading International, Inc., Class A *	4,446	70,247
Rosetta Stone, Inc. *	5,610	85,048
Saga Communications, Inc., Class A	1,496	50,595
Scholastic Corp.	8,161	340,232
Sinclair Broadcast Group, Inc., Class A	23,482	723,480
Sirius XM Holdings, Inc. (a)	412,610	2,405,516
Snap, Inc., Class A *	230,528	1,539,927
Take-Two Interactive Software, Inc. *	36,355	3,837,270
TechTarget, Inc. *	5,500	79,750
TEGNA, Inc.	67,635	794,035
The E.W. Scripps Co., Class A	22,724	426,757
The Interpublic Group of Cos., Inc.	124,542	2,833,331
The Madison Square Garden Co., Class A *	5,804	1,612,932
The Marcus Corp.	6,272	279,543
The Meet Group, Inc. *	20,844	120,478
The New York Times Co., Class A	48,572	1,248,786
The Walt Disney Co.	475,170	52,990,958
Tribune Media Co., Class A	25,530	1,172,082
Tribune Publishing Co. *	7,731	92,540
TripAdvisor, Inc. *	32,880	1,886,654
TrueCar, Inc. *	24,896	233,525
Twenty-First Century Fox, Inc., Class A	337,296	16,632,066
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	154,794	7,594,194
Twitter, Inc. *	230,643	7,740,379
Viacom, Inc., Class A	2,300	78,867
Viacom, Inc., Class B	114,702	3,374,533
WideOpenWest, Inc. *	8,000	60,480
World Wrestling Entertainment, Inc., Class A	13,462	1,108,461
Yelp, Inc. *	26,189	953,803
Zillow Group, Inc., Class A *	16,569	576,767
Zillow Group, Inc., Class C *	37,704	1,323,033
Zynga, Inc., Class A *	257,698	1,154,487
		660,977,242

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	481,216	38,636,833
Abeona Therapeutics, Inc. *	8,452	57,389
ACADIA Pharmaceuticals, Inc. *	36,054	821,310
Accelerate Diagnostics, Inc. *(a)	10,300	187,563
Acceleron Pharma, Inc. *	14,080	596,992
AcelRx Pharmaceuticals, Inc. *(a)	14,700	36,162
Acer Therapeutics, Inc. *	1,495	36,613
Achillion Pharmaceuticals, Inc. *	42,273	92,578
Aclaris Therapeutics, Inc. *	17,276	120,414
Acorda Therapeutics, Inc. *	15,538	258,397
Adamas Pharmaceuticals, Inc. *	7,885	70,965
ADMA Biologics, Inc. *	8,300	24,485
Aduro Biotech, Inc. *	14,579	43,445
Adverum Biotechnologies, Inc. *	12,177	38,723
Aeglea BioTherapeutics, Inc. *	10,860	99,260
Aerie Pharmaceuticals, Inc. *	11,893	559,209
Agenus, Inc. *	21,970	74,039
Agilent Technologies, Inc.	101,631	7,729,038
Agios Pharmaceuticals, Inc. *	17,426	934,034
Aimmune Therapeutics, Inc. *	15,127	355,787
Akcea Therapeutics, Inc. *(a)	4,993	132,714
Akebia Therapeutics, Inc. *	28,762	158,479
Akorn, Inc. *	53,347	200,585
Albireo Pharma, Inc. *	2,099	54,574
Alder Biopharmaceuticals, Inc. *	20,044	282,220
Aldeyra Therapeutics, Inc. *	5,100	44,931
Alexion Pharmaceuticals, Inc. *	71,406	8,780,082
Alkermes plc *	51,588	1,695,698
Allakos, Inc. *	2,100	83,895
Allergan plc	101,597	14,627,936
Allogene Therapeutics, Inc. *(a)	6,710	203,514
Alnylam Pharmaceuticals, Inc. *	29,423	2,457,703
AMAG Pharmaceuticals, Inc. *	9,201	150,620
Amgen, Inc.	203,746	38,122,914
Amicus Therapeutics, Inc. *	63,541	765,034
Amneal Pharmaceuticals, Inc. *	27,858	342,096
Amphastar Pharmaceuticals, Inc. *	10,000	227,600
AnaptysBio, Inc. *	7,720	511,990
ANI Pharmaceuticals, Inc. *	2,423	130,212
Apellis Pharmaceuticals, Inc. *	13,300	186,200
Aptinyx, Inc. *	1,900	10,146
Aratana Therapeutics, Inc. *	22,610	100,162
Ardelyx, Inc. *	12,366	25,969
Arena Pharmaceuticals, Inc. *	17,164	789,029
ArQule, Inc. *	34,889	129,089
Array BioPharma, Inc. *	71,760	1,339,759
Arrowhead Pharmaceuticals, Inc. *	27,600	389,712
Arvinas Holding Co. LLC *	2,500	43,525
Assembly Biosciences, Inc. *	7,557	172,148
Assertio Therapeutics, Inc. *	18,832	83,991
Atara Biotherapeutics, Inc. *	13,618	517,484
Athenex, Inc. *	15,009	176,356
Athersys, Inc. *(a)	39,400	62,646
Audentes Therapeutics, Inc. *	9,960	247,008

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AVEO Pharmaceuticals, Inc. *(a)	28,629	20,023
Avid Bioservices, Inc. *	15,000	57,750
Avrobio, Inc. *	1,700	21,182
Bellicum Pharmaceuticals, Inc. *	18,491	61,020
Bio-Rad Laboratories, Inc., Class A *	6,345	1,585,425
Bio-Techne Corp.	12,297	2,145,335
BioCryst Pharmaceuticals, Inc. *	38,239	331,915
BioDelivery Sciences International, Inc. *	16,652	76,932
Biogen, Inc. *	64,256	21,447,368
Biohaven Pharmaceutical Holding Co., Ltd. *	12,114	461,422
BioMarin Pharmaceutical, Inc. *	57,820	5,676,189
BioSpecifics Technologies Corp. *	1,514	98,380
BioTime, Inc. *	30,056	42,379
Bluebird Bio, Inc. *	18,112	2,416,684
Blueprint Medicines Corp. *	14,438	1,040,835
Bristol-Myers Squibb Co.	523,376	25,839,073
Bruker Corp.	32,654	1,144,849
Calithera Biosciences, Inc. *	9,145	40,787
Calyxt, Inc. *	2,501	33,188
Cambrex Corp. *	11,666	509,221
Cara Therapeutics, Inc. *	9,818	149,725
CareDx, Inc. *	10,800	302,724
CASI Pharmaceuticals, Inc. *	15,061	52,111
Catalent, Inc. *	45,274	1,671,969
Catalyst Pharmaceuticals, Inc. *	28,204	71,074
Celcuity, Inc. *	2,500	55,550
Celgene Corp. *	222,610	19,692,081
Cellular Biomedicine Group, Inc. *	2,900	51,533
Charles River Laboratories International, Inc. *	15,822	1,949,112
ChemoCentryx, Inc. *	6,077	74,382
Chimerix, Inc. *	15,000	34,950
Clovis Oncology, Inc. *	16,351	414,661
Codexis, Inc. *	17,581	330,874
Coherus Biosciences, Inc. *	16,650	224,109
Collegium Pharmaceutical, Inc. *	8,383	134,212
Concert Pharmaceuticals, Inc. *	4,499	63,661
ContraFect Corp. *	39,150	19,528
Corbus Pharmaceuticals Holdings, Inc. *(a)	13,863	104,804
Corcept Therapeutics, Inc. *	35,050	391,859
CorMedix, Inc. *	29,600	59,496
Crinetics Pharmaceuticals, Inc. *(a)	1,700	44,676
Cymabay Therapeutics, Inc. *	20,365	177,176
Cytokinetics, Inc. *	15,082	106,026
CytomX Therapeutics, Inc. *	15,748	267,401
Deciphera Pharmaceuticals, Inc. *	5,000	134,350
Denali Therapeutics, Inc. *	19,735	376,149
Dermira, Inc. *	9,561	63,103
Dicerna Pharmaceuticals, Inc. *	18,700	192,797
Dova Pharmaceuticals, Inc. *(a)	3,704	28,447
Durect Corp. *	41,585	25,167
Dynavax Technologies Corp. *	27,027	297,838
Eagle Pharmaceuticals, Inc. *	5,431	229,514
Editas Medicine, Inc. *	12,965	281,729
Eiger BioPharmaceuticals, Inc. *	4,600	64,308
Elanco Animal Health, Inc. *(a)	20,990	612,488
Eli Lilly & Co.	301,893	36,184,895
Eloxx Pharmaceuticals, Inc. *	6,055	73,023
Emergent BioSolutions, Inc. *	14,639	913,327
Enanta Pharmaceuticals, Inc. *	4,706	373,798
Endo International plc *	64,200	625,950
Enzo Biochem, Inc. *	13,471	50,651
Epizyme, Inc. *	24,693	252,362
Esperion Therapeutics, Inc. *	8,439	391,992
Evolus, Inc. *	3,116	50,947
Exact Sciences Corp. *	40,029	3,605,812
Exelixis, Inc. *	94,111	2,218,196
EyePoint Pharmaceuticals, Inc. *(a)	14,600	31,974
Security	Number of Shares	Value ($)
Fate Therapeutics, Inc. *	21,600	327,024
FibroGen, Inc. *	23,544	1,336,122
Five Prime Therapeutics, Inc. *	14,036	157,905
Flexion Therapeutics, Inc. *	11,400	167,466
Fluidigm Corp. *	20,340	175,941
Forty Seven, Inc. *	3,550	52,150
G1 Therapeutics, Inc. *	7,400	158,286
Galectin Therapeutics, Inc. *(a)	8,013	38,783
Genomic Health, Inc. *	7,854	595,412
Geron Corp. *	62,177	71,504
Gilead Sciences, Inc.	414,374	29,010,324
Global Blood Therapeutics, Inc. *	18,461	884,467
GlycoMimetics, Inc. *	11,422	127,926
Gritstone Oncology, Inc. *	3,670	46,976
Halozyme Therapeutics, Inc. *	41,295	668,153
Harvard Bioscience, Inc. *	19,392	66,515
Heron Therapeutics, Inc. *	24,691	664,188
Homology Medicines, Inc. *	2,700	54,729
Horizon Pharma plc *	56,940	1,223,641
Idera Pharmaceuticals, Inc. *	6,495	16,432
Illumina, Inc. *	47,032	13,159,083
ImmunoGen, Inc. *	46,115	242,104
Immunomedics, Inc. *	55,414	819,573
Incyte Corp. *	57,046	4,597,337
Innoviva, Inc. *	25,683	439,179
Inovio Pharmaceuticals, Inc. *	24,594	123,216
Insmed, Inc. *	26,767	650,706
Insys Therapeutics, Inc. *(a)	7,600	26,296
Intellia Therapeutics, Inc. *	9,131	129,112
Intercept Pharmaceuticals, Inc. *	6,774	817,486
Intersect ENT, Inc. *	10,273	304,800
Intra-Cellular Therapies, Inc. *	15,000	180,600
Intrexon Corp. *	19,807	151,722
Invitae Corp. *	22,743	320,221
Ionis Pharmaceuticals, Inc. *	45,005	2,610,290
Iovance Biotherapeutics, Inc. *	41,432	379,103
IQVIA Holdings, Inc. *	50,313	6,490,880
Ironwood Pharmaceuticals, Inc. *	41,183	562,560
Jazz Pharmaceuticals plc *	18,979	2,389,266
Johnson & Johnson	857,232	114,080,435
Kadmon Holdings, Inc. *	44,130	106,353
Kala Pharmaceuticals, Inc. *	6,000	33,180
KalVista Pharmaceuticals, Inc. *	3,000	56,070
Karyopharm Therapeutics, Inc. *	14,263	120,808
Kezar Life Sciences, Inc. *	2,720	48,715
Kindred Biosciences, Inc. *	7,379	72,683
Kiniksa Pharmaceuticals Ltd., Class A *	2,600	45,500
Krystal Biotech, Inc. *	2,600	60,112
Kura Oncology, Inc. *	10,835	172,277
La Jolla Pharmaceutical Co. *(a)	8,067	48,725
Lannett Co., Inc. *(a)	8,800	65,648
Lexicon Pharmaceuticals, Inc. *	18,214	86,152
Ligand Pharmaceuticals, Inc. *	6,860	810,166
Loxo Oncology, Inc. *	9,482	2,224,477
Luminex Corp.	12,900	359,781
MacroGenics, Inc. *	13,343	156,513
Madrigal Pharmaceuticals, Inc. *	2,520	291,715
Mallinckrodt plc *	25,602	559,660
MannKind Corp. *(a)	36,235	45,656
Marinus Pharmaceuticals, Inc. *	9,600	31,872
Marker Therapeutics, Inc. *	8,200	43,378
MediciNova, Inc. *	10,435	94,750
Medpace Holdings, Inc. *	8,500	547,400
Merck & Co., Inc.	830,906	61,844,334
Mettler-Toledo International, Inc. *	7,940	5,066,990
Minerva Neurosciences, Inc. *	8,467	55,713
Mirati Therapeutics, Inc. *	10,935	722,585
Momenta Pharmaceuticals, Inc. *	32,005	379,579
Mylan N.V. *	166,702	4,992,725

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MyoKardia, Inc. *	12,009	496,932
Myriad Genetics, Inc. *	24,574	692,741
NanoString Technologies, Inc. *	7,153	159,083
Natera, Inc. *	11,323	153,880
Nektar Therapeutics *	55,978	2,370,109
NeoGenomics, Inc. *	31,685	526,605
Neurocrine Biosciences, Inc. *	29,810	2,629,838
Novavax, Inc. *	111,259	260,346
Ocular Therapeutix, Inc. *	8,789	33,222
Odonate Therapeutics, Inc. *	3,000	49,710
Omeros Corp. *(a)	14,156	193,088
OPKO Health, Inc. *	126,764	466,492
Optinose, Inc. *(a)	3,900	25,116
Organovo Holdings, Inc. *	33,744	34,081
Osiris Therapeutics, Inc. *	7,000	103,110
Pacific Biosciences of California, Inc. *	47,700	330,084
Pacira Pharmaceuticals, Inc. *	13,130	534,128
Palatin Technologies, Inc. *	56,900	39,358
Paratek Pharmaceuticals, Inc. *(a)	6,458	43,559
PDL BioPharma, Inc. *	49,121	156,205
PerkinElmer, Inc.	34,782	3,147,771
Perrigo Co., plc	41,607	1,932,645
Pfenex, Inc. *	8,600	33,884
Pfizer, Inc.	1,847,249	78,415,720
Phibro Animal Health Corp., Class A	6,184	193,064
PolarityTE, Inc. *(a)	4,800	85,056
Portola Pharmaceuticals, Inc. *	19,694	533,707
PRA Health Sciences, Inc. *	18,285	1,937,661
Prestige Consumer Healthcare, Inc. *	18,865	526,711
Principia Biopharma, Inc. *	3,720	112,753
Progenics Pharmaceuticals, Inc. *	22,368	99,090
Proteostasis Therapeutics, Inc. *	7,700	23,254
Prothena Corp. plc *	10,508	123,469
PTC Therapeutics, Inc. *	13,895	432,551
Puma Biotechnology, Inc. *	13,237	369,048
Quanterix Corp. *	2,695	56,757
Ra Pharmaceuticals, Inc. *	10,340	212,280
Radius Health, Inc. *	14,153	258,575
Reata Pharmaceuticals, Inc., Class A *	5,354	427,089
Recro Pharma, Inc. *	10,660	88,371
Regeneron Pharmaceuticals, Inc. *	24,953	10,711,574
REGENXBIO, Inc. *	9,180	403,553
Repligen Corp. *	13,429	765,587
Retrophin, Inc. *	12,048	259,755
Revance Therapeutics, Inc. *	9,440	163,029
Rhythm Pharmaceuticals, Inc. *	7,427	197,558
Rigel Pharmaceuticals, Inc. *	48,200	104,112
Rocket Pharmaceuticals, Inc. *	6,899	99,208
Rubius Therapeutics, Inc. *	3,100	42,439
Sage Therapeutics, Inc. *	15,640	2,230,108
Sangamo Therapeutics, Inc. *	39,121	457,324
Sarepta Therapeutics, Inc. *	21,634	3,022,486
Savara, Inc. *	7,058	53,570
Scholar Rock Holding Corp. *	1,652	24,962
Seattle Genetics, Inc. *	34,764	2,657,013
Seres Therapeutics, Inc. *	8,036	49,502
SIGA Technologies, Inc. *	12,274	83,218
Solid Biosciences, Inc. *	4,300	108,231
Sorrento Therapeutics, Inc. *(a)	65,929	135,814
Spark Therapeutics, Inc. *	9,444	451,612
Spectrum Pharmaceuticals, Inc. *	35,369	396,133
Spring Bank Pharmaceuticals, Inc. *	3,900	42,237
Stemline Therapeutics, Inc. *	17,463	193,141
Supernus Pharmaceuticals, Inc. *	16,821	641,385
Syneos Health, Inc. *	18,611	949,905
Synlogic, Inc. *	4,700	37,976
Syros Pharmaceuticals, Inc. *	5,676	33,999
T2 Biosystems, Inc. *	9,688	33,908
Teligent, Inc. *	12,899	21,928
Security	Number of Shares	Value ($)
Tetraphase Pharmaceuticals, Inc. *	54,865	67,484
TG Therapeutics, Inc. *	20,100	82,410
The Medicines Co. *	19,822	458,086
TherapeuticsMD, Inc. *	66,164	347,361
Theravance Biopharma, Inc. *	13,214	344,225
Thermo Fisher Scientific, Inc.	128,354	31,532,727
Tocagen, Inc. *	5,300	59,678
Tricida, Inc. *	4,700	103,118
Tyme Technologies, Inc. *(a)	21,100	56,759
Ultragenyx Pharmaceutical, Inc. *	15,642	771,463
United Therapeutics Corp. *	14,277	1,646,566
Vanda Pharmaceuticals, Inc. *	15,429	418,589
Veracyte, Inc. *	9,000	163,710
Verastem, Inc. *	25,230	82,754
Vericel Corp. *	16,052	276,094
Vertex Pharmaceuticals, Inc. *	81,980	15,650,802
Viking Therapeutics, Inc. *(a)	13,300	108,528
Voyager Therapeutics, Inc. *	5,214	54,695
Waters Corp. *	24,173	5,589,281
WaVe Life Sciences Ltd. *	5,086	189,454
Xencor, Inc. *	16,064	579,910
Xeris Pharmaceuticals, Inc. *	1,981	27,496
Y-mAbs Therapeutics, Inc. *	3,800	78,204
Zafgen, Inc. *	10,000	44,400
ZIOPHARM Oncology, Inc. *(a)	53,154	119,065
Zoetis, Inc.	153,573	13,231,850
Zogenix, Inc. *	13,013	569,319
		719,385,593

Real Estate 4.0%
Acadia Realty Trust	25,100	721,123
Agree Realty Corp.	11,566	763,703
Alexander & Baldwin, Inc. *	20,598	474,578
Alexander’s, Inc.	1,421	473,278
Alexandria Real Estate Equities, Inc.	35,063	4,618,148
Altisource Portfolio Solutions S.A. *(a)	3,227	76,415
American Assets Trust, Inc.	12,467	535,333
American Campus Communities, Inc.	45,286	2,084,062
American Finance Trust, Inc.	23,377	303,667
American Homes 4 Rent, Class A	78,585	1,737,514
American Tower Corp.	140,316	24,252,217
Americold Realty Trust	18,605	545,499
Apartment Investment & Management Co., Class A	48,292	2,391,420
Apple Hospitality REIT, Inc.	64,311	1,055,344
Armada Hoffler Properties, Inc.	16,316	245,066
Ashford Hospitality Trust, Inc.	26,337	130,368
AvalonBay Communities, Inc.	44,132	8,513,945
Bluerock Residential Growth REIT, Inc.	7,000	72,660
Boston Properties, Inc.	49,777	6,564,093
Braemar Hotels & Resorts, Inc.	9,906	110,155
Brandywine Realty Trust	52,990	797,499
Brixmor Property Group, Inc.	99,589	1,705,960
Camden Property Trust	29,776	2,886,783
CareTrust REIT, Inc.	25,196	553,808
CatchMark Timber Trust, Inc., Class A	13,467	123,762
CBL & Associates Properties, Inc.	96,271	239,715
CBRE Group, Inc., Class A *	100,031	4,576,418
Cedar Realty Trust, Inc.	24,073	84,015
Chatham Lodging Trust	15,396	311,153
Chesapeake Lodging Trust	18,078	514,861
City Office REIT, Inc.	14,341	165,782
Clipper Realty, Inc.	4,400	56,980
Colony Capital, Inc.	172,207	1,045,296
Columbia Property Trust, Inc.	35,857	791,364
Community Healthcare Trust, Inc.	5,328	175,931
Consolidated-Tomoka Land Co.	2,000	122,140
CoreCivic, Inc.	39,234	779,580

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CorEnergy Infrastructure Trust, Inc.	3,676	131,638
CorePoint Lodging, Inc.	10,845	132,743
CoreSite Realty Corp.	11,971	1,182,615
Corporate Office Properties Trust	33,772	833,831
Cousins Properties, Inc.	137,143	1,213,716
Crown Castle International Corp.	132,133	15,467,489
CubeSmart	58,861	1,821,748
CyrusOne, Inc.	33,146	1,796,513
DiamondRock Hospitality Co.	74,589	757,824
Digital Realty Trust, Inc.	65,437	7,089,445
Douglas Emmett, Inc.	50,015	1,892,067
Duke Realty Corp.	117,046	3,422,425
Easterly Government Properties, Inc.	20,310	364,768
EastGroup Properties, Inc.	11,167	1,155,338
Empire State Realty Trust, Inc., Class A	44,686	690,846
EPR Properties	23,082	1,686,371
Equinix, Inc.	25,764	10,151,016
Equity Commonwealth	37,510	1,213,824
Equity LifeStyle Properties, Inc.	29,532	3,126,848
Equity Residential	117,111	8,497,574
Essential Properties Realty Trust, Inc.	9,100	144,690
Essex Property Trust, Inc.	21,266	5,767,339
eXp World Holdings, Inc. *(a)	10,600	115,964
Extra Space Storage, Inc.	39,804	3,925,072
Farmland Partners, Inc.	11,264	63,191
Federal Realty Investment Trust	24,047	3,187,911
First Industrial Realty Trust, Inc.	41,020	1,342,174
Forestar Group, Inc. *	2,213	35,430
Four Corners Property Trust, Inc.	23,222	655,789
Franklin Street Properties Corp.	34,230	253,987
Front Yard Residential Corp.	16,297	176,334
FRP Holdings, Inc. *	2,400	121,728
Gaming & Leisure Properties, Inc.	62,282	2,335,575
Getty Realty Corp.	10,767	345,190
Gladstone Commercial Corp.	10,000	199,500
Gladstone Land Corp.	4,200	50,736
Global Medical REIT, Inc.	6,100	58,499
Global Net Lease, Inc.	25,740	499,099
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	504,886
HCP, Inc.	153,266	4,834,010
Healthcare Realty Trust, Inc.	40,231	1,299,059
Healthcare Trust of America, Inc., Class A	63,847	1,814,532
Hersha Hospitality Trust	10,000	185,300
HFF, Inc., Class A	12,184	504,661
Highwoods Properties, Inc.	34,596	1,533,295
Hospitality Properties Trust	55,854	1,489,068
Host Hotels & Resorts, Inc.	234,520	4,235,431
Hudson Pacific Properties, Inc.	48,400	1,571,548
Independence Realty Trust, Inc.	36,887	385,469
Industrial Logistics Properties Trust	19,682	422,966
InfraREIT, Inc.	11,128	234,801
Innovative Industrial Properties, Inc. (a)	3,735	231,271
Investors Real Estate Trust	3,746	220,527
Invitation Homes, Inc.	93,227	2,096,675
Iron Mountain, Inc.	90,323	3,360,016
iStar, Inc.	19,869	190,544
JBG SMITH Properties	34,623	1,338,179
Jernigan Capital, Inc.	3,937	85,354
Jones Lang LaSalle, Inc.	14,440	2,070,840
Kennedy-Wilson Holdings, Inc.	38,765	774,912
Kilroy Realty Corp.	31,200	2,198,352
Kimco Realty Corp.	137,356	2,336,426
Kite Realty Group Trust	25,983	432,097
Lamar Advertising Co., Class A	26,680	1,986,326
Lexington Realty Trust	67,448	648,175
Liberty Property Trust	45,735	2,155,948
Life Storage, Inc.	14,830	1,457,344
LTC Properties, Inc.	12,155	576,633
Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	28,080	578,448
Marcus & Millichap, Inc. *	5,570	220,572
Maui Land & Pineapple Co., Inc. *	3,129	37,360
MedEquities Realty Trust, Inc.	9,955	115,179
Medical Properties Trust, Inc.	113,126	2,058,893
Mid-America Apartment Communities, Inc.	36,295	3,675,958
Monmouth Real Estate Investment Corp.	32,076	440,724
National Health Investors, Inc.	13,800	1,148,988
National Retail Properties, Inc.	49,217	2,594,228
National Storage Affiliates Trust	19,731	574,172
New Century Financial Corp. *(b)	3,600	—
New Senior Investment Group, Inc.	31,775	172,221
Newmark Group, Inc., Class A	51,828	541,603
NexPoint Residential Trust, Inc.	6,034	225,732
NorthStar Realty Europe Corp.	15,816	265,551
Office Properties Income Trust	15,045	481,891
Omega Healthcare Investors, Inc.	65,305	2,624,608
One Liberty Properties, Inc.	6,071	165,131
Outfront Media, Inc.	45,613	946,470
Paramount Group, Inc.	62,880	910,502
Park Hotels & Resorts, Inc.	63,665	1,914,407
Pebblebrook Hotel Trust	43,324	1,388,534
Pennsylvania Real Estate Investment Trust	18,917	139,418
Physicians Realty Trust	61,530	1,114,308
Piedmont Office Realty Trust, Inc., Class A	45,430	879,525
PotlatchDeltic Corp.	24,056	887,185
Preferred Apartment Communities, Inc., Class A	15,145	240,805
Prologis, Inc.	200,885	13,893,207
PS Business Parks, Inc.	6,633	963,045
Public Storage	47,860	10,171,207
QTS Realty Trust, Inc., Class A	15,589	656,453
Rayonier, Inc.	44,038	1,340,517
RE/MAX Holdings, Inc., Class A	6,136	255,994
Realogy Holdings Corp.	39,454	700,308
Realty Income Corp.	94,000	6,456,860
Redfin Corp. *(a)	19,820	354,580
Regency Centers Corp.	54,198	3,522,870
Retail Opportunity Investments Corp.	40,733	715,679
Retail Properties of America, Inc., Class A	66,408	839,397
Retail Value, Inc.	4,749	144,417
Rexford Industrial Realty, Inc.	32,071	1,077,586
RLJ Lodging Trust	59,027	1,094,951
RPT Realty	32,510	425,556
Ryman Hospitality Properties, Inc.	17,318	1,391,501
Sabra Health Care REIT, Inc.	53,191	1,092,543
Safety Income & Growth, Inc.	2,548	44,947
Saul Centers, Inc.	4,700	248,912
SBA Communications Corp. *	36,264	6,619,268
Senior Housing Properties Trust	72,748	1,001,740
Seritage Growth Properties, Class A (a)	11,011	442,752
Simon Property Group, Inc.	98,426	17,925,343
SITE Centers Corp.	46,256	604,566
SL Green Realty Corp.	28,221	2,608,467
Spirit MTA REIT	22,271	174,159
Spirit Realty Capital, Inc.	29,164	1,158,394
STAG Industrial, Inc.	35,287	972,863
STORE Capital Corp.	58,264	1,883,092
Stratus Properties, Inc. *	1,286	30,478
Summit Hotel Properties, Inc.	33,392	372,989
Sun Communities, Inc.	28,106	3,089,130
Sunstone Hotel Investors, Inc.	69,249	990,261
Tanger Factory Outlet Centers, Inc.	28,674	652,333
Taubman Centers, Inc.	21,237	1,057,603
Tejon Ranch Co. *	10,883	204,818
Terreno Realty Corp.	17,403	702,037
The GEO Group, Inc.	38,092	858,975
The Howard Hughes Corp. *	12,100	1,343,584
The Macerich Co.	35,093	1,619,893

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The RMR Group, Inc., Class A	1,889	124,693
The St. Joe Co. *	18,800	292,528
Tier REIT, Inc.	16,543	388,760
UDR, Inc.	87,554	3,830,487
UMH Properties, Inc.	10,800	151,524
Uniti Group, Inc.	58,401	1,162,764
Universal Health Realty Income Trust	4,004	279,159
Urban Edge Properties	33,842	691,054
Urstadt Biddle Properties, Inc., Class A	9,781	209,509
Ventas, Inc.	114,306	7,371,594
VEREIT, Inc.	308,849	2,495,500
VICI Properties, Inc.	111,493	2,400,444
Vornado Realty Trust	55,727	3,895,875
Washington Prime Group, Inc.	74,197	421,439
Washington Real Estate Investment Trust	23,930	606,625
Weingarten Realty Investors	37,198	1,067,211
Welltower, Inc.	120,258	9,318,792
Weyerhaeuser Co.	240,695	6,315,837
Whitestone REIT	10,368	147,018
WP Carey, Inc.	51,057	3,823,659
Xenia Hotels & Resorts, Inc.	34,928	655,599
		353,376,886

Retailing 6.0%
1-800-FLOWERS.COM, Inc., Class A *	7,004	111,714
Aaron’s, Inc.	22,333	1,117,990
Abercrombie & Fitch Co., Class A	24,754	536,419
Advance Auto Parts, Inc.	23,066	3,672,107
Amazon.com, Inc. *	131,291	225,653,780
America’s Car-Mart, Inc. *	3,240	226,670
American Eagle Outfitters, Inc.	54,369	1,148,273
Asbury Automotive Group, Inc. *	5,904	417,118
Ascena Retail Group, Inc. *	50,000	122,500
At Home Group, Inc. *	9,100	200,564
AutoNation, Inc. *	20,397	790,384
AutoZone, Inc. *	8,111	6,872,775
Barnes & Noble Education, Inc. *	11,182	63,961
Barnes & Noble, Inc.	16,068	96,890
Bed Bath & Beyond, Inc.	44,734	675,036
Best Buy Co., Inc.	75,582	4,477,478
Big Lots, Inc.	12,600	397,404
Booking Holdings, Inc. *	14,824	27,169,575
Boot Barn Holdings, Inc. *	8,400	196,812
Burlington Stores, Inc. *	21,988	3,775,560
Caleres, Inc.	13,090	390,606
Camping World Holdings, Inc., Class A (a)	12,348	175,095
CarMax, Inc. *	56,426	3,316,720
Carvana Co. *(a)	9,838	365,482
Chico’s FAS, Inc.	43,544	252,555
Citi Trends, Inc.	3,906	80,034
Conn’s, Inc. *	7,143	149,574
Core-Mark Holding Co., Inc.	15,301	426,592
Dick’s Sporting Goods, Inc.	23,982	846,804
Dillard’s, Inc., Class A	6,379	426,053
Dollar General Corp.	83,597	9,649,602
Dollar Tree, Inc. *	76,009	7,359,951
DSW, Inc., Class A	21,162	576,665
Duluth Holdings, Inc., Class B *	2,900	69,252
eBay, Inc. *	288,125	9,695,406
Etsy, Inc. *	37,857	2,068,885
Expedia Group, Inc.	38,440	4,583,970
Express, Inc. *	20,816	110,325
Five Below, Inc. *	18,005	2,227,759
Floor & Decor Holdings, Inc., Class A *	17,107	586,599
Foot Locker, Inc.	37,189	2,078,493
Funko, Inc., Class A *	2,900	50,315
Gaia, Inc. *	3,400	39,984
GameStop Corp., Class A (a)	31,567	357,970
Security	Number of Shares	Value ($)
Genesco, Inc. *	8,204	370,657
Genuine Parts Co.	46,298	4,621,466
GNC Holdings, Inc., Class A *	19,716	60,134
Group 1 Automotive, Inc.	5,612	342,500
Groupon, Inc. *	121,403	457,689
GrubHub, Inc. *	29,181	2,346,152
Guess?, Inc.	16,800	327,768
Haverty Furniture Cos., Inc.	5,712	116,353
Hibbett Sports, Inc. *	5,715	93,383
J.C. Penney Co., Inc. *	104,289	137,662
Kirkland’s, Inc. *	5,229	53,440
Kohl’s Corp.	52,986	3,639,608
L Brands, Inc.	71,432	1,988,667
Lands’ End, Inc. *	5,100	91,290
Leaf Group Ltd. *	5,920	45,466
Liberty Expedia Holdings, Inc., Class A *	16,707	684,820
Liquidity Services, Inc. *	10,485	87,759
Lithia Motors, Inc., Class A	6,969	619,893
LKQ Corp. *	105,016	2,753,520
Lowe’s Cos., Inc.	257,117	24,724,371
Lumber Liquidators Holdings, Inc. *	7,615	91,532
Macy’s, Inc.	99,605	2,619,612
MarineMax, Inc. *	6,661	118,433
Monro, Inc.	10,101	723,838
Murphy USA, Inc. *	10,535	774,849
National Vision Holdings, Inc. *	21,179	672,645
Nordstrom, Inc.	37,043	1,719,166
Nutrisystem, Inc.	8,776	380,966
O'Reilly Automotive, Inc. *	25,493	8,786,417
Office Depot, Inc.	162,879	480,493
Ollie’s Bargain Outlet Holdings, Inc. *	17,516	1,369,226
Overstock.com, Inc. *(a)	6,591	114,354
Party City Holdco, Inc. *	16,146	178,252
Penske Automotive Group, Inc.	12,486	585,344
PetMed Express, Inc. (a)	5,544	131,282
Pool Corp.	13,046	1,955,726
Quotient Technology, Inc. *	32,482	324,820
Qurate Retail, Inc. *	132,497	2,881,810
Rent-A-Center, Inc. *	14,742	257,985
RH *	5,652	767,937
Ross Stores, Inc.	118,882	10,951,410
Sally Beauty Holdings, Inc. *	38,688	666,207
Shoe Carnival, Inc.	5,354	197,456
Shutterfly, Inc. *	9,939	456,796
Shutterstock, Inc.	8,048	322,001
Signet Jewelers Ltd.	15,365	374,291
Sleep Number Corp. *	10,441	375,876
Sonic Automotive, Inc., Class A	7,037	107,666
Sportsman’s Warehouse Holdings, Inc. *	10,300	52,942
Stamps.com, Inc. *	5,751	1,070,146
Stitch Fix, Inc., Class A *(a)	7,900	177,355
Tailored Brands, Inc.	15,557	196,485
Target Corp.	166,169	12,130,337
The Buckle, Inc. (a)	7,969	138,422
The Cato Corp., Class A	7,100	105,435
The Children’s Place, Inc.	4,850	469,286
The Gap, Inc.	70,685	1,798,226
The Home Depot, Inc.	360,644	66,188,993
The Michaels Cos., Inc. *	33,965	470,755
The TJX Cos., Inc.	395,091	19,647,875
Tiffany & Co.	34,128	3,028,177
Tile Shop Holdings, Inc.	13,900	105,501
Tilly’s, Inc., Class A	8,425	102,027
Tractor Supply Co.	39,577	3,379,876
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,025	5,261,858
Urban Outfitters, Inc. *	23,531	760,051
Vitamin Shoppe, Inc. *	7,200	33,264
Wayfair, Inc., Class A *	19,428	2,126,589
Weyco Group, Inc.	5,062	136,016

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Williams-Sonoma, Inc.	27,252	1,483,326
Winmark Corp.	768	118,387
Zumiez, Inc. *	5,244	133,250
		524,671,268

Semiconductors & Semiconductor Equipment 3.5%
Adesto Technologies Corp. *	7,400	36,482
Advanced Energy Industries, Inc. *	11,720	601,119
Advanced Micro Devices, Inc. *	282,242	6,889,527
Alpha & Omega Semiconductor Ltd. *	6,543	77,927
Amkor Technology, Inc. *	44,787	358,296
Analog Devices, Inc.	118,897	11,754,157
Applied Materials, Inc.	314,264	12,281,437
Aquantia Corp. *	7,600	66,956
Axcelis Technologies, Inc. *	11,082	230,838
AXT, Inc. *	10,674	43,870
Broadcom, Inc.	132,168	35,454,066
Brooks Automation, Inc.	25,660	798,796
Cabot Microelectronics Corp.	9,251	942,584
CEVA, Inc. *	6,184	175,873
Cirrus Logic, Inc. *	18,141	673,938
Cohu, Inc.	12,667	222,179
Cree, Inc. *	32,162	1,621,930
CyberOptics Corp. *	2,095	44,184
Cypress Semiconductor Corp.	112,481	1,560,111
Diodes, Inc. *	12,571	422,763
DSP Group, Inc. *	6,300	79,632
Entegris, Inc.	44,467	1,469,634
First Solar, Inc. *	23,979	1,213,098
FormFactor, Inc. *	22,390	336,298
GSI Technology, Inc. *	8,500	65,535
Ichor Holdings Ltd. *	8,793	180,872
Impinj, Inc. *	5,438	83,310
Inphi Corp. *	13,242	522,264
Integrated Device Technology, Inc. *	41,253	2,015,209
Intel Corp.	1,458,715	68,734,651
KLA-Tencor Corp.	48,623	5,181,753
Kopin Corp. *	19,600	27,048
Kulicke & Soffa Industries, Inc.	24,955	562,236
Lam Research Corp.	49,937	8,468,316
Lattice Semiconductor Corp. *	43,433	338,777
MACOM Technology Solutions Holdings, Inc. *	13,284	239,511
Marvell Technology Group Ltd.	189,898	3,518,810
Maxim Integrated Products, Inc.	87,521	4,749,765
MaxLinear, Inc. *	20,732	406,762
Microchip Technology, Inc.	75,927	6,102,255
Micron Technology, Inc. *	358,064	13,685,206
MKS Instruments, Inc.	16,768	1,368,772
Monolithic Power Systems, Inc.	13,091	1,656,797
Nanometrics, Inc. *	7,752	237,134
NeoPhotonics Corp. *	7,437	53,695
NVE Corp.	1,664	158,563
NVIDIA Corp.	195,223	28,063,306
ON Semiconductor Corp. *	138,555	2,776,642
PDF Solutions, Inc. *	9,699	101,937
Photronics, Inc. *	29,300	313,217
Pixelworks, Inc. *	8,973	33,918
Power Integrations, Inc.	9,019	595,254
Qorvo, Inc. *	40,823	2,668,191
QUALCOMM, Inc.	387,506	19,189,297
Rambus, Inc. *	34,897	314,771
Rudolph Technologies, Inc. *	9,279	201,540
Semtech Corp. *	20,510	995,966
Silicon Laboratories, Inc. *	13,398	1,024,947
Skyworks Solutions, Inc.	56,271	4,110,034
SMART Global Holdings, Inc. *	3,678	91,251
SolarEdge Technologies, Inc. *	12,768	559,111
Security	Number of Shares	Value ($)
SunPower Corp. *(a)	15,500	90,055
Synaptics, Inc. *	10,518	418,616
Teradyne, Inc.	56,053	2,017,347
Texas Instruments, Inc.	306,878	30,896,477
Ultra Clean Holdings, Inc. *	13,767	163,277
Universal Display Corp.	13,464	1,397,967
Veeco Instruments, Inc. *	13,473	132,170
Versum Materials, Inc.	34,410	1,265,256
Xilinx, Inc.	81,668	9,141,916
Xperi Corp.	19,408	415,913
		302,691,312

Software & Services 11.0%
2U, Inc. *	20,000	1,137,000
8x8, Inc. *	29,501	519,513
A10 Networks, Inc. *	15,072	102,339
Accenture plc, Class A	203,230	31,205,966
ACI Worldwide, Inc. *	37,310	1,102,884
Adobe Systems, Inc. *	156,216	38,713,449
Agilysys, Inc. *	5,175	91,598
Akamai Technologies, Inc. *	50,940	3,316,194
Alarm.com Holdings, Inc. *	10,395	654,157
Alliance Data Systems Corp.	14,726	2,615,190
Altair Engineering, Inc., Class A *	9,060	293,363
Alteryx, Inc., Class A *	9,010	641,061
Amber Road, Inc. *	7,500	65,325
American Software, Inc., Class A	9,461	104,639
Anaplan, Inc. *	5,830	183,004
ANSYS, Inc. *	26,996	4,436,793
Appfolio, Inc., Class A *	3,289	208,227
Appian Corp. *	7,930	255,267
Aspen Technology, Inc. *	22,986	2,221,137
Autodesk, Inc. *	70,633	10,397,178
Automatic Data Processing, Inc.	139,305	19,480,411
Avalara, Inc. *	2,200	87,714
Avaya Holdings Corp. *	31,213	527,812
Benefitfocus, Inc. *	6,772	378,893
Black Knight, Inc. *	44,276	2,177,936
Blackbaud, Inc.	15,208	1,088,893
Blackline, Inc. *	13,536	644,043
Booz Allen Hamilton Holding Corp.	45,307	2,225,933
Bottomline Technologies (de), Inc. *	13,177	680,592
Box, Inc., Class A *	46,681	976,567
Brightcove, Inc. *	20,700	166,014
Broadridge Financial Solutions, Inc.	37,229	3,753,800
CACI International, Inc., Class A *	7,913	1,322,895
Cadence Design Systems, Inc. *	90,320	4,338,070
Carbon Black, Inc. *	2,460	38,105
Carbonite, Inc. *	9,694	277,636
Cardtronics plc, Class A *	11,156	301,993
Cass Information Systems, Inc.	3,769	185,020
CDK Global, Inc.	40,079	1,960,264
Ceridian HCM Holding, Inc. *	10,934	450,590
ChannelAdvisor Corp. *	6,900	74,175
Cision Ltd. *	25,097	311,203
Citrix Systems, Inc.	40,746	4,178,095
Cloudera, Inc. *	72,993	985,405
Cognizant Technology Solutions Corp., Class A	185,700	12,939,576
CommVault Systems, Inc. *	13,742	907,934
Conduent, Inc. *	57,352	731,238
CoreLogic, Inc. *	27,679	1,004,748
Cornerstone OnDemand, Inc. *	18,618	1,067,556
Coupa Software, Inc. *	17,729	1,541,714
CSG Systems International, Inc.	10,871	393,421
Digimarc Corp. *	3,187	62,115
DocuSign, Inc. *	7,123	352,232
Domo, Inc., Class B *	2,700	72,900

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dropbox, Inc., Class A *	28,241	697,835
DXC Technology Co.	89,332	5,727,968
Ebix, Inc.	6,724	384,075
eGain Corp. *	11,520	82,483
Elastic N.V. *	2,100	178,500
Ellie Mae, Inc. *	12,078	915,512
Endurance International Group Holdings, Inc. *	22,190	179,739
Envestnet, Inc. *	13,876	752,773
EPAM Systems, Inc. *	16,822	2,379,977
Euronet Worldwide, Inc. *	16,798	1,931,938
Everbridge, Inc. *	7,799	482,446
Everi Holdings, Inc. *	19,772	131,484
EVERTEC, Inc.	18,404	509,239
Evo Payments, Inc., Class A *	6,710	168,757
Exela Technologies, Inc. *	13,300	52,402
ExlService Holdings, Inc. *	10,709	615,767
Fair Isaac Corp. *	9,452	2,128,590
Fidelity National Information Services, Inc.	104,119	10,883,559
FireEye, Inc. *	67,609	1,195,327
First Data Corp., Class A *	182,370	4,495,420
Fiserv, Inc. *	126,962	10,528,959
Five9, Inc. *	18,926	967,686
FleetCor Technologies, Inc. *	28,594	5,770,555
ForeScout Technologies, Inc. *	8,171	249,216
Fortinet, Inc. *	45,972	3,520,076
Gartner, Inc. *	28,856	3,921,242
Genpact Ltd.	44,555	1,329,076
Global Payments, Inc.	51,070	5,734,140
GoDaddy, Inc., Class A *	54,802	3,761,061
GreenSky, Inc., Class A *	12,400	136,400
GTT Communications, Inc. *(a)	9,920	253,952
Guidewire Software, Inc. *	26,464	2,293,900
HubSpot, Inc. *	11,280	1,785,737
I3 Verticals, Inc., Class A *	1,974	48,817
Information Services Group, Inc. *	16,112	66,543
Instructure, Inc. *	9,873	390,280
International Business Machines Corp.	290,377	39,032,476
International Money Express, Inc. *	11,296	129,904
Intuit, Inc.	82,862	17,883,277
j2 Global, Inc.	15,865	1,192,413
Jack Henry & Associates, Inc.	24,761	3,306,832
Leidos Holdings, Inc.	48,894	2,835,852
Limelight Networks, Inc. *	37,860	118,123
LivePerson, Inc. *	20,467	480,360
LiveRamp Holdings, Inc. *	23,737	1,031,135
LogMeIn, Inc.	15,730	1,463,205
Manhattan Associates, Inc. *	20,022	976,473
ManTech International Corp., Class A	8,531	480,892
Mastercard, Inc., Class A	290,387	61,309,407
MAXIMUS, Inc.	20,373	1,428,758
Microsoft Corp.	2,470,212	257,964,239
MicroStrategy, Inc., Class A *	2,864	363,413
MINDBODY, Inc., Class A *	9,380	341,995
Mitek Systems, Inc. *	10,165	112,120
MobileIron, Inc. *	41,116	199,413
Model N, Inc. *	7,661	111,161
MongoDB, Inc. *	9,103	840,753
Monotype Imaging Holdings, Inc.	12,486	207,268
New Relic, Inc. *	14,677	1,491,917
NIC, Inc.	26,919	441,472
Nuance Communications, Inc. *	95,139	1,509,856
Nutanix, Inc., Class A *	22,980	1,177,265
Okta, Inc. *	24,786	2,043,110
OneSpan, Inc. *	9,000	131,310
Oracle Corp.	812,928	40,833,373
Palo Alto Networks, Inc. *	30,070	6,459,637
Paychex, Inc.	101,277	7,170,412
Paycom Software, Inc. *	15,995	2,371,099
Security	Number of Shares	Value ($)
Paylocity Holding Corp. *	9,950	706,748
PayPal Holdings, Inc. *	377,442	33,501,752
Pegasystems, Inc.	13,404	754,511
Perficient, Inc. *	10,300	262,753
Perspecta, Inc.	44,165	885,508
Pivotal Software, Inc., Class A *	12,041	222,638
Pluralsight, Inc., Class A *	5,847	175,293
Presidio, Inc.	9,102	144,995
PRGX Global, Inc. *	6,500	59,540
Progress Software Corp.	13,446	487,149
Proofpoint, Inc. *	17,904	1,823,880
PROS Holdings, Inc. *	13,408	463,917
PTC, Inc. *	34,741	2,945,689
Q2 Holdings, Inc. *	12,356	734,317
QAD, Inc., Class A	3,753	158,226
Qualys, Inc. *	11,618	1,005,306
Rapid7, Inc. *	12,375	497,227
RealPage, Inc. *	23,740	1,323,980
Red Hat, Inc. *	56,166	9,988,561
RingCentral, Inc., Class A *	22,771	2,104,951
Sabre Corp.	89,828	2,064,247
SailPoint Technologies Holding, Inc. *	23,502	670,982
salesforce.com, Inc. *	244,903	37,217,909
Science Applications International Corp.	15,620	1,048,727
SecureWorks Corp., Class A *(a)	2,900	66,468
SendGrid, Inc. *	8,800	475,904
ServiceNow, Inc. *	57,465	12,643,449
ServiceSource International, Inc. *	26,733	32,080
ShotSpotter, Inc. *	2,300	110,768
Smartsheet, Inc., Class A *	3,345	104,966
Splunk, Inc. *	47,153	5,886,581
SPS Commerce, Inc. *	5,412	479,828
Square, Inc., Class A *	98,771	7,047,311
SS&C Technologies Holdings, Inc.	70,598	3,635,091
SVMK, Inc. *	6,980	90,810
Switch, Inc., Class A	9,655	80,523
Sykes Enterprises, Inc. *	12,854	354,385
Symantec Corp.	202,963	4,266,282
Synchronoss Technologies, Inc. *	15,860	113,716
Synopsys, Inc. *	48,175	4,497,136
Tableau Software, Inc., Class A *	23,155	2,960,135
Telenav, Inc. *	9,800	43,414
Tenable Holdings, Inc. *	3,200	88,576
Teradata Corp. *	39,683	1,761,132
The Hackett Group, Inc.	8,738	157,197
The Rubicon Project, Inc. *	13,000	57,980
The Trade Desk, Inc., Class A *	11,444	1,632,830
The Ultimate Software Group, Inc. *	9,772	2,668,440
The Western Union Co.	138,261	2,523,263
TiVo Corp.	38,279	426,045
Total System Services, Inc.	54,639	4,896,201
Travelport Worldwide Ltd.	43,382	679,362
TTEC Holdings, Inc.	4,849	162,102
Twilio, Inc., Class A *	24,766	2,756,951
Tyler Technologies, Inc. *	12,492	2,363,361
Unisys Corp. *	15,300	200,124
Upland Software, Inc. *	4,500	140,580
Varonis Systems, Inc. *	9,890	584,301
Verint Systems, Inc. *	21,191	1,025,009
VeriSign, Inc. *	33,982	5,752,133
Verra Mobility Corp. *	29,010	303,445
VirnetX Holding Corp. *(a)	14,945	76,220
Virtusa Corp. *	8,862	429,984
Visa, Inc., Class A	561,190	75,766,262
VMware, Inc., Class A	24,077	3,637,312
WEX, Inc. *	14,208	2,292,177
Workday, Inc., Class A *	46,964	8,525,375
Workiva, Inc. *	8,050	337,295
Worldpay, Inc., Class A *	96,549	8,059,911

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yext, Inc. *	18,500	288,415
Zendesk, Inc. *	33,057	2,232,339
Zix Corp. *	17,000	121,040
Zscaler, Inc. *	4,048	195,802
Zuora, Inc., Class A *	3,163	68,447
		966,387,392

Technology Hardware & Equipment 5.1%
3D Systems Corp. *	36,503	465,778
Acacia Communications, Inc. *	9,855	428,791
ADTRAN, Inc.	15,268	222,607
Aerohive Networks, Inc. *	10,367	39,602
Akoustis Technologies, Inc. *	15,190	114,685
Amphenol Corp., Class A	95,791	8,421,945
Anixter International, Inc. *	10,581	642,373
Apple, Inc.	1,441,037	239,846,198
Applied Optoelectronics, Inc. *	6,000	104,280
Arista Networks, Inc. *	16,937	3,637,729
Arlo Technologies, Inc. *	21,716	156,138
ARRIS International plc *	50,314	1,579,356
Arrow Electronics, Inc. *	27,283	2,072,144
AstroNova, Inc.	1,900	37,962
Avid Technology, Inc. *	9,400	44,744
Avnet, Inc.	34,118	1,405,662
AVX Corp.	14,751	261,830
Badger Meter, Inc.	8,931	471,467
Bel Fuse, Inc., Class B	3,500	80,780
Belden, Inc.	12,455	667,713
Benchmark Electronics, Inc.	13,708	348,457
CalAmp Corp. *	9,892	142,544
Calix, Inc. *	12,108	131,735
Casa Systems, Inc. *	8,800	102,432
CDW Corp.	47,356	3,943,334
Ciena Corp. *	47,421	1,806,266
Cisco Systems, Inc.	1,436,640	67,938,706
Clearfield, Inc. *	3,291	38,735
Cognex Corp.	56,191	2,556,690
Coherent, Inc. *	8,069	953,756
CommScope Holding Co., Inc. *	60,532	1,265,724
Comtech Telecommunications Corp.	10,848	270,875
Control4 Corp. *	7,683	152,661
Corning, Inc.	256,613	8,534,948
Cray, Inc. *	14,399	315,914
CTS Corp.	10,207	289,573
Daktronics, Inc.	14,170	106,700
Dell Technologies, Inc., Class C *	48,394	2,351,464
Diebold Nixdorf, Inc.	20,377	86,602
Digi International, Inc. *	9,100	107,926
Dolby Laboratories, Inc., Class A	20,574	1,329,698
EchoStar Corp., Class A *	15,207	623,183
Electro Scientific Industries, Inc. *	9,900	297,000
Electronics For Imaging, Inc. *	13,655	360,629
ePlus, Inc. *	3,969	314,424
Extreme Networks, Inc. *	36,200	273,672
F5 Networks, Inc. *	19,920	3,206,124
Fabrinet *	11,108	631,379
FARO Technologies, Inc. *	6,085	258,734
Finisar Corp. *	38,142	868,875
Fitbit, Inc., Class A *	59,085	364,554
FLIR Systems, Inc.	43,766	2,139,282
Harmonic, Inc. *	28,370	150,077
Hewlett Packard Enterprise Co.	460,838	7,184,464
HP, Inc.	505,573	11,137,773
II-VI, Inc. *	20,259	769,032
Immersion Corp. *	10,166	96,475
Infinera Corp. *	49,462	217,633
Inseego Corp. *(a)	13,900	72,697
Insight Enterprises, Inc. *	11,782	541,029
Security	Number of Shares	Value ($)
InterDigital, Inc.	11,287	821,806
IPG Photonics Corp. *	11,818	1,571,794
Iteris, Inc. *	7,250	27,913
Itron, Inc. *	10,420	569,245
Jabil, Inc.	45,500	1,212,575
Juniper Networks, Inc.	108,792	2,822,064
KEMET Corp.	20,294	359,610
Keysight Technologies, Inc. *	59,236	4,384,649
Kimball Electronics, Inc. *	11,150	180,295
Knowles Corp. *	30,607	477,469
KVH Industries, Inc. *	5,000	55,900
Littelfuse, Inc.	8,379	1,472,358
Lumentum Holdings, Inc. *	22,724	1,111,431
Maxwell Technologies, Inc. *(a)	14,267	42,516
Mesa Laboratories, Inc.	1,023	231,740
Methode Electronics, Inc.	11,479	295,584
Motorola Solutions, Inc.	53,027	6,199,387
MTS Systems Corp.	5,904	295,554
Napco Security Technologies, Inc. *	3,300	51,843
National Instruments Corp.	35,723	1,579,671
NCR Corp. *	38,411	1,027,494
NetApp, Inc.	81,033	5,167,474
NETGEAR, Inc. *	9,502	376,374
NetScout Systems, Inc. *	21,875	567,219
nLight, Inc. *	1,656	32,375
Novanta, Inc. *	11,571	806,267
OSI Systems, Inc. *	5,852	524,866
PAR Technology Corp. *	3,100	77,283
Park Electrochemical Corp.	6,594	150,211
PC Connection, Inc.	4,382	145,176
PCM, Inc. *	2,500	53,375
Plantronics, Inc.	11,458	444,456
Plexus Corp. *	10,389	583,031
Pure Storage, Inc., Class A *	56,350	1,009,228
Quantenna Communications, Inc. *	8,500	126,990
Ribbon Communications, Inc. *	15,542	86,724
Rogers Corp. *	6,625	840,779
Sanmina Corp. *	22,139	691,180
ScanSource, Inc. *	10,230	391,911
Seagate Technology plc	82,403	3,648,805
SYNNEX Corp.	13,580	1,314,001
TE Connectivity Ltd.	109,361	8,852,773
Tech Data Corp. *	11,557	1,105,196
TESSCO Technologies, Inc.	4,025	64,440
Trimble, Inc. *	81,888	3,083,902
TTM Technologies, Inc. *	28,872	331,451
Ubiquiti Networks, Inc. (a)	6,927	749,571
USA Technologies, Inc. *	18,263	107,934
ViaSat, Inc. *	18,056	1,131,931
Viavi Solutions, Inc. *	71,700	797,304
Vishay Intertechnology, Inc.	42,924	837,018
Vishay Precision Group, Inc. *	4,093	136,829
Western Digital Corp.	92,099	4,143,534
Xerox Corp.	65,784	1,855,767
Zebra Technologies Corp., Class A *	17,131	2,973,942
		450,983,775

Telecommunication Services 1.9%
AT&T, Inc.	2,325,656	69,909,219
ATN International, Inc.	3,277	244,399
Bandwidth, Inc., Class A *	1,300	59,930
Boingo Wireless, Inc. *	12,610	304,153
CenturyLink, Inc.	307,696	4,713,903
Cincinnati Bell, Inc. *	14,894	124,216
Cogent Communications Holdings, Inc.	13,036	631,594
Consolidated Communications Holdings, Inc.	30,887	329,873
Frontier Communications Corp. *(a)	31,111	62,222

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Globalstar, Inc. *	173,777	114,276
Gogo, Inc. *(a)	16,000	66,080
IDT Corp., Class B *	6,600	47,388
Iridium Communications, Inc. *	28,965	561,342
NII Holdings, Inc. *	28,127	136,416
Ooma, Inc. *	5,385	81,367
ORBCOMM, Inc. *	28,696	233,585
Pareteum Corp. *(a)	15,774	39,435
pdvWireless, Inc. *	2,756	111,177
Shenandoah Telecommunications Co.	15,310	729,215
Spok Holdings, Inc.	5,240	72,522
Sprint Corp. *	176,805	1,103,263
T-Mobile US, Inc. *	100,025	6,963,741
Telephone & Data Systems, Inc.	31,867	1,154,223
United States Cellular Corp. *	5,400	310,932
Verizon Communications, Inc.	1,319,561	72,655,029
Vonage Holdings Corp. *	68,775	626,540
Windstream Holdings, Inc. *	10,608	31,930
Zayo Group Holdings, Inc. *	66,860	1,835,307
		163,253,277

Transportation 2.0%
Air Transport Services Group, Inc. *	21,611	513,261
Alaska Air Group, Inc.	38,743	2,477,615
Allegiant Travel Co.	4,000	520,000
AMERCO	2,676	970,478
American Airlines Group, Inc.	132,182	4,728,150
ArcBest Corp.	9,560	359,647
Atlas Air Worldwide Holdings, Inc. *	7,665	407,931
Avis Budget Group, Inc. *	20,631	549,610
C.H. Robinson Worldwide, Inc.	43,084	3,738,399
Covenant Transportation Group, Inc., Class A *	3,000	70,740
CSX Corp.	255,177	16,765,129
Daseke, Inc. *	20,197	84,222
Delta Air Lines, Inc.	199,329	9,852,832
Eagle Bulk Shipping, Inc. *	21,200	87,132
Echo Global Logistics, Inc. *	10,195	242,233
Expeditors International of Washington, Inc.	54,309	3,763,614
FedEx Corp.	77,460	13,754,572
Forward Air Corp.	9,608	562,356
Genco Shipping & Trading Ltd. *	3,574	26,340
Genesee & Wyoming, Inc., Class A *	17,960	1,410,219
Hawaiian Holdings, Inc.	15,015	480,780
Heartland Express, Inc.	16,083	321,821
Hertz Global Holdings, Inc. *	16,276	270,019
Hub Group, Inc., Class A *	10,614	472,429
JB Hunt Transport Services, Inc.	27,333	2,925,724
JetBlue Airways Corp. *	99,277	1,785,993
Kansas City Southern	32,509	3,437,827
Kirby Corp. *	18,227	1,365,385
Knight-Swift Transportation Holdings, Inc.	42,868	1,361,059
Landstar System, Inc.	13,982	1,420,292
Macquarie Infrastructure Corp.	25,201	1,087,927
Marten Transport Ltd.	16,755	324,209
Matson, Inc.	14,354	481,003
Mesa Air Group, Inc. *	2,843	24,876
Norfolk Southern Corp.	86,591	14,524,774
Old Dominion Freight Line, Inc.	20,672	2,809,945
Radiant Logistics, Inc. *	10,193	50,353
Ryder System, Inc.	16,655	964,491
Saia, Inc. *	9,047	542,549
Schneider National, Inc., Class B	8,373	177,843
SkyWest, Inc.	18,072	920,768
Southwest Airlines Co.	162,463	9,221,400
Spirit Airlines, Inc. *	21,713	1,277,159
Union Pacific Corp.	235,015	37,383,836
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	73,262	6,393,575
United Parcel Service, Inc., Class B	221,555	23,351,897
Universal Logistics Holdings, Inc.	3,300	67,254
US Xpress Enterprises, Inc., Class A *	5,200	38,376
USA Truck, Inc. *	2,951	52,705
Werner Enterprises, Inc.	13,355	439,647
XPO Logistics, Inc. *	40,617	2,468,701
YRC Worldwide, Inc. *	8,600	53,664
		177,382,761

Utilities 3.2%
AES Corp.	206,664	3,387,223
ALLETE, Inc.	17,471	1,344,219
Alliant Energy Corp.	77,010	3,424,635
Ameren Corp.	79,359	5,502,753
American Electric Power Co., Inc.	156,939	12,417,014
American States Water Co.	11,892	805,326
American Water Works Co., Inc.	57,215	5,473,759
Aqua America, Inc.	59,392	2,081,690
AquaVenture Holdings Ltd. *	3,900	82,017
Artesian Resources Corp., Class A	5,006	177,162
Atmos Energy Corp.	37,490	3,660,149
Avangrid, Inc.	18,024	898,857
Avista Corp.	20,329	850,769
Black Hills Corp.	16,569	1,124,869
Cadiz, Inc. *(a)	6,356	65,467
California Water Service Group	15,402	762,707
CenterPoint Energy, Inc.	157,909	4,882,546
Chesapeake Utilities Corp.	5,602	507,373
Clearway Energy, Inc., Class A	11,000	161,700
Clearway Energy, Inc., Class C	21,212	320,089
CMS Energy Corp.	90,685	4,728,316
Connecticut Water Service, Inc.	3,873	262,744
Consolidated Edison, Inc.	99,593	7,733,396
Dominion Energy, Inc.	244,288	17,158,789
DTE Energy Co.	57,473	6,767,446
Duke Energy Corp.	226,920	19,919,038
Edison International	103,833	5,915,366
El Paso Electric Co.	12,777	671,048
Entergy Corp.	57,879	5,162,228
Evergy, Inc.	83,116	4,764,209
Eversource Energy	100,660	6,986,811
Exelon Corp.	307,847	14,702,773
FirstEnergy Corp.	155,854	6,109,477
Genie Energy Ltd., Class B	11,050	93,041
Hawaiian Electric Industries, Inc.	33,618	1,250,253
IDACORP, Inc.	15,700	1,530,750
MDU Resources Group, Inc.	62,186	1,598,802
MGE Energy, Inc.	11,963	769,340
Middlesex Water Co.	5,342	300,220
National Fuel Gas Co.	28,185	1,615,000
New Jersey Resources Corp.	27,920	1,354,120
NextEra Energy, Inc.	152,320	27,262,234
NiSource, Inc.	119,355	3,256,004
Northwest Natural Holding Co.	8,913	557,954
NorthWestern Corp.	16,100	1,028,951
NRG Energy, Inc.	93,108	3,809,048
OGE Energy Corp.	65,564	2,684,846
ONE Gas, Inc.	17,772	1,459,970
Ormat Technologies, Inc.	17,239	994,863
Otter Tail Corp.	13,885	672,728
Pattern Energy Group, Inc., Class A	33,146	705,347
Pinnacle West Capital Corp.	36,399	3,207,480
PNM Resources, Inc.	25,500	1,086,045
Portland General Electric Co.	27,720	1,339,430
PPL Corp.	231,896	7,262,983
Public Service Enterprise Group, Inc.	161,418	8,805,352
Pure Cycle Corp. *	8,000	81,360

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RGC Resources, Inc.	2,000	56,260
Sempra Energy	87,215	10,202,411
SJW Group.	7,118	426,724
South Jersey Industries, Inc.	27,636	823,000
Southwest Gas Holdings, Inc. *	16,424	1,286,328
Spire, Inc.	16,209	1,286,508
TerraForm Power, Inc., Class A	27,688	328,933
The Southern Co.	328,993	15,989,060
The York Water Co.	4,611	151,702
UGI Corp.	55,738	3,178,738
Unitil Corp.	4,900	257,054
Vectren Corp.	25,474	1,843,808
Vistra Energy Corp. *	126,496	3,176,315
WEC Energy Group, Inc.	100,169	7,315,342
Xcel Energy, Inc.	163,597	8,565,939
		276,426,208
Total Common Stock
(Cost $5,655,285,050)		8,756,289,112

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	8,178	15,620

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	8,309	1,496
FRD Acquisition Co. CVR *(b)	8,700	—
		1,496
Total Rights
(Cost $17,116)		18,682

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.33% (d)	13,511,238	13,511,238
Total Other Investment Company
(Cost $13,511,238)		13,511,238
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
1.75%, 02/01/19 (e)	6,070,684	6,070,684
Total Short-Term Investment
(Cost $6,070,684)		6,070,684

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	42	3,150,420	57,329
S&P 500 Index, e-mini, expires 03/15/19	133	17,984,925	341,025
Net Unrealized Appreciation			398,354
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,132,857.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	360,895	21,049	—	381,944	$17,863,521	$260,733	$—	$47,266

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,311,647,445	$—	$—	$8,311,647,445
Commercial & Professional Services	91,116,173	—	148,608	91,264,781
Real Estate	353,376,886	—	— *	353,376,886
Rights [1]
Materials	—	—	15,620	15,620
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,496 *	1,496
Other Investment Company[1]	13,511,238	—	—	13,511,238
Short-Term Investment[1]	—	6,070,684	—	6,070,684
Futures Contracts[2]	398,354	—	—	398,354
Total	$8,770,050,096	$6,070,684	$167,290	$8,776,288,070
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Aptiv plc	2,205	174,482
Garrett Motion, Inc. *	484	7,730
Gentex Corp.	1,797	38,060
Lear Corp.	70	10,775
Tesla, Inc. *	1,325	406,802
Thor Industries, Inc.	409	26,634
Visteon Corp. *	179	13,763
		678,246

Banks 0.2%
BOK Financial Corp.	58	4,820
Comerica, Inc.	100	7,874
East West Bancorp, Inc.	100	5,032
Pinnacle Financial Partners, Inc.	324	17,422
Signature Bank	335	42,649
SVB Financial Group *	388	90,552
Synovus Financial Corp.	429	15,195
Texas Capital Bancshares, Inc. *	318	18,530
Western Alliance Bancorp *	587	25,992
		228,066

Capital Goods 8.3%
3M Co.	4,607	922,782
A.O. Smith Corp.	1,349	64,563
Air Lease Corp.	79	2,997
Allegion plc	754	64,738
Allison Transmission Holdings, Inc.	1,132	55,094
AMETEK, Inc.	434	31,639
Armstrong World Industries, Inc.	424	28,849
BWX Technologies, Inc.	983	45,631
Caterpillar, Inc.	5,096	678,583
Cummins, Inc.	513	75,467
Curtiss-Wright Corp.	31	3,519
Deere & Co.	3,131	513,484
Donaldson Co., Inc.	1,181	55,838
Emerson Electric Co.	4,306	281,914
Fastenal Co.	2,769	167,414
Fortive Corp.	2,603	195,199
Fortune Brands Home & Security, Inc.	580	26,274
Gardner Denver Holdings, Inc. *	407	10,041
General Dynamics Corp.	1,126	192,737
Graco, Inc.	1,578	68,375
Harris Corp.	1,143	175,085
HD Supply Holdings, Inc. *	546	22,899
HEICO Corp.	382	32,279
HEICO Corp., Class A	719	50,352
Hexcel Corp.	190	12,865
Honeywell International, Inc.	4,489	644,755
Hubbell, Inc.	366	40,015
Huntington Ingalls Industries, Inc.	348	71,845
IDEX Corp.	688	94,848
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	3,198	439,117
Ingersoll-Rand plc	1,281	128,151
Lennox International, Inc.	322	73,828
Lincoln Electric Holdings, Inc.	595	51,432
Lockheed Martin Corp.	2,193	635,290
Masco Corp.	1,974	63,977
MSC Industrial Direct Co., Inc., Class A	203	16,949
Nordson Corp.	516	66,894
Northrop Grumman Corp.	1,565	431,236
Parker-Hannifin Corp.	236	38,895
Quanta Services, Inc.	418	14,772
Raytheon Co.	2,777	457,539
Resideo Technologies, Inc. *	781	17,127
Rockwell Automation, Inc.	1,159	196,474
Roper Technologies, Inc.	186	52,686
Sensata Technologies Holding plc *	872	41,420
Spirit AeroSystems Holdings, Inc., Class A	1,013	84,484
Textron, Inc.	402	21,398
The Boeing Co.	5,186	1,999,825
The Middleby Corp. *	317	37,286
The Toro Co.	982	58,429
TransDigm Group, Inc. *	468	182,988
United Rentals, Inc. *	776	97,202
Univar, Inc. *	207	4,312
W.W. Grainger, Inc.	438	129,381
WABCO Holdings, Inc. *	494	56,430
Wabtec Corp.	305	21,094
Watsco, Inc.	253	37,312
Welbilt, Inc. *	1,309	18,352
Xylem, Inc.	958	68,267
		10,172,628

Commercial & Professional Services 1.0%
Cintas Corp.	842	157,883
Copart, Inc. *	1,952	98,830
CoStar Group, Inc. *	345	134,805
Equifax, Inc.	320	34,246
KAR Auction Services, Inc.	1,198	62,308
Republic Services, Inc.	133	10,203
Robert Half International, Inc.	1,132	72,935
Rollins, Inc.	1,390	51,764
The Dun & Bradstreet Corp.	159	23,014
TransUnion	1,771	107,712
Verisk Analytics, Inc. *	1,556	182,690
Waste Management, Inc.	3,508	335,610
		1,272,000

Consumer Durables & Apparel 1.6%
Brunswick Corp.	80	4,026
Capri Holdings Ltd. *	743	31,563
Carter’s, Inc.	445	36,890
Columbia Sportswear Co.	43	3,835
D.R. Horton, Inc.	1,924	73,978
Hanesbrands, Inc.	3,390	50,816
Hasbro, Inc.	867	78,516

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lennar Corp., B Shares	102	3,888
Lennar Corp., Class A	1,502	71,225
lululemon Athletica, Inc. *	920	135,985
Mattel, Inc. *	739	8,750
NIKE, Inc., Class B	12,132	993,368
NVR, Inc. *	30	79,800
Polaris Industries, Inc.	579	48,567
PulteGroup, Inc.	801	22,276
Skechers U.S.A., Inc., Class A *	630	17,117
Tapestry, Inc.	563	21,794
Tempur Sealy International, Inc. *	458	24,283
Toll Brothers, Inc.	685	25,304
Under Armour, Inc., Class A *	1,383	28,683
Under Armour, Inc., Class C *	1,431	27,103
VF Corp.	2,396	201,671
		1,989,438

Consumer Services 2.3%
Bright Horizons Family Solutions, Inc. *	477	55,232
Chipotle Mexican Grill, Inc. *	235	124,458
Choice Hotels International, Inc.	337	26,677
Darden Restaurants, Inc.	593	62,223
Domino’s Pizza, Inc.	397	112,641
Dunkin’ Brands Group, Inc.	817	55,875
Extended Stay America, Inc.	1,142	19,528
frontdoor, Inc. *	677	20,120
Grand Canyon Education, Inc. *	466	43,310
H&R Block, Inc.	368	8,681
Hilton Grand Vacations, Inc. *	955	28,975
Hilton Worldwide Holdings, Inc.	2,684	199,904
International Game Technology plc	57	933
Las Vegas Sands Corp.	2,091	122,031
Marriott International, Inc., Class A	2,725	312,094
McDonald’s Corp.	1,454	259,946
MGM Resorts International	439	12,924
Service Corp. International	807	34,636
ServiceMaster Global Holdings, Inc. *	1,340	52,247
Six Flags Entertainment Corp.	712	43,852
Starbucks Corp.	11,681	795,943
The Wendy’s Co.	1,836	31,800
Vail Resorts, Inc.	382	71,915
Wyndham Destinations, Inc.	945	39,822
Wyndham Hotels & Resorts, Inc.	967	47,470
Wynn Resorts Ltd.	989	121,657
Yum China Holdings, Inc.	297	10,826
Yum! Brands, Inc.	870	81,763
		2,797,483

Diversified Financials 3.2%
American Express Co.	4,670	479,609
Ameriprise Financial, Inc.	224	28,358
Berkshire Hathaway, Inc., Class B *	2,369	486,924
Capital One Financial Corp.	365	29,415
Cboe Global Markets, Inc.	997	92,990
CME Group, Inc.	402	73,277
Credit Acceptance Corp. *	102	40,598
Discover Financial Services	1,468	99,075
E*TRADE Financial Corp.	568	26,503
Eaton Vance Corp.	1,124	43,297
Evercore, Inc., Class A	397	35,512
FactSet Research Systems, Inc.	357	78,051
Interactive Brokers Group, Inc., Class A	663	33,415
Intercontinental Exchange, Inc.	2,807	215,465
Lazard Ltd., Class A	1,049	41,740
LPL Financial Holdings, Inc.	818	57,563
MarketAxess Holdings, Inc.	352	75,599
Moody’s Corp.	1,607	254,726
Security	Number of Shares	Value ($)
Morningstar, Inc.	179	22,223
MSCI, Inc.	838	142,686
Northern Trust Corp.	567	50,157
OneMain Holdings, Inc. *	87	2,600
Raymond James Financial, Inc.	383	30,832
S&P Global, Inc.	2,432	466,093
Santander Consumer USA Holdings, Inc.	156	2,973
SEI Investments Co.	1,244	59,140
State Street Corp.	234	16,591
Synchrony Financial	2,457	73,808
T. Rowe Price Group, Inc.	2,111	197,294
TD Ameritrade Holding Corp.	2,711	151,680
The Charles Schwab Corp. (a)	11,604	542,719
Virtu Financial, Inc., Class A	393	10,041
Voya Financial, Inc.	111	5,154
		3,966,108

Energy 0.8%
Anadarko Petroleum Corp.	1,625	76,911
Antero Resources Corp. *	1,243	12,505
Apache Corp.	237	7,778
Cabot Oil & Gas Corp.	3,087	77,021
Cheniere Energy, Inc. *	1,548	101,626
Chesapeake Energy Corp. *	1,295	3,691
Cimarex Energy Co.	116	8,739
Concho Resources, Inc. *	250	29,960
Continental Resources, Inc. *	419	19,345
Diamondback Energy, Inc.	257	26,502
EOG Resources, Inc.	626	62,099
Halliburton Co.	8,414	263,863
Kosmos Energy Ltd. *	579	2,970
Newfield Exploration Co. *	716	13,089
ONEOK, Inc.	1,631	104,727
Parsley Energy, Inc., Class A *	1,808	33,593
Pioneer Natural Resources Co.	897	127,661
RPC, Inc.	170	1,834
		973,914

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	4,229	907,670
Sprouts Farmers Market, Inc. *	1,234	29,591
Sysco Corp.	4,596	293,455
U.S. Foods Holding Corp. *	134	4,519
		1,235,235

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	18,327	904,437
Brown-Forman Corp., Class A	507	23,844
Brown-Forman Corp., Class B	2,707	127,906
Campbell Soup Co.	1,206	42,729
Constellation Brands, Inc., Class A	1,497	259,969
General Mills, Inc.	299	13,287
Kellogg Co.	1,185	69,927
Keurig Dr Pepper, Inc.	1,772	48,234
McCormick & Co., Inc. — Non Voting Shares	73	9,026
Monster Beverage Corp. *	3,848	220,259
PepsiCo, Inc.	12,169	1,371,081
Post Holdings, Inc. *	369	34,251
The Coca-Cola Co.	28,764	1,384,411
The Hershey Co.	1,229	130,397
		4,639,758

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.2%
ABIOMED, Inc. *	412	144,641
Align Technology, Inc. *	764	190,198
AmerisourceBergen Corp.	1,514	126,222
athenahealth, Inc. *	394	53,088
Baxter International, Inc.	552	40,015
Becton, Dickinson & Co.	238	59,372
Boston Scientific Corp. *	10,247	390,923
Cantel Medical Corp.	363	29,555
Centene Corp. *	1,730	225,886
Cerner Corp. *	1,351	74,183
Chemed Corp.	153	45,585
Cigna Corp. *	1,014	202,607
CVS Health Corp.	937	61,420
DaVita, Inc. *	666	37,383
DexCom, Inc. *	844	119,029
Edwards Lifesciences Corp. *	2,029	345,782
Encompass Health Corp.	934	62,429
HCA Healthcare, Inc.	1,880	262,128
Henry Schein, Inc. *	224	17,405
Hill-Rom Holdings, Inc.	423	42,308
Humana, Inc.	1,261	389,636
ICU Medical, Inc. *	154	38,315
IDEXX Laboratories, Inc. *	825	175,544
Insulet Corp. *	576	46,765
Integra LifeSciences Holdings Corp. *	540	25,574
Intuitive Surgical, Inc. *	1,087	569,197
Laboratory Corp. of America Holdings *	60	8,361
Masimo Corp. *	455	56,597
McKesson Corp.	239	30,652
Molina Healthcare, Inc. *	506	67,288
Penumbra, Inc. *	302	43,944
Premier, Inc., Class A *	158	6,287
ResMed, Inc.	1,348	128,289
Stryker Corp.	3,301	586,159
Teleflex, Inc.	86	23,521
The Cooper Cos., Inc.	76	21,186
UnitedHealth Group, Inc.	9,257	2,501,241
Varian Medical Systems, Inc. *	876	115,658
Veeva Systems, Inc., Class A *	1,172	127,818
WellCare Health Plans, Inc. *	447	123,587
West Pharmaceutical Services, Inc.	169	18,298
		7,634,076

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	2,005	129,543
Colgate-Palmolive Co.	1,522	98,443
Energizer Holdings, Inc.	344	16,306
Herbalife Nutrition Ltd. *	196	11,701
Kimberly-Clark Corp.	2,930	326,343
Nu Skin Enterprises, Inc., Class A	173	11,357
Spectrum Brands Holdings, Inc.	178	9,947
The Clorox Co.	1,079	160,102
The Estee Lauder Cos., Inc., Class A	2,066	281,844
		1,045,586

Insurance 1.0%
Alleghany Corp.	17	10,736
American International Group, Inc.	1,267	54,772
Aon plc	2,320	362,454
Arch Capital Group Ltd. *	618	18,138
Axis Capital Holdings Ltd.	100	5,355
Brown & Brown, Inc.	127	3,449
Erie Indemnity Co., Class A	186	27,227
Everest Re Group Ltd.	158	34,610
Markel Corp. *	12	12,642
Security	Number of Shares	Value ($)
Marsh & McLennan Cos., Inc.	2,280	201,073
RenaissanceRe Holdings Ltd.	31	4,279
The Progressive Corp.	5,603	377,026
The Travelers Cos., Inc.	490	61,515
		1,173,276

Materials 1.8%
Avery Dennison Corp.	824	86,067
Axalta Coating Systems Ltd. *	835	21,393
Berry Global Group, Inc. *	650	32,012
Celanese Corp.	807	77,278
Crown Holdings, Inc. *	1,235	62,985
Eagle Materials, Inc.	402	28,542
Ecolab, Inc.	1,113	176,043
FMC Corp.	538	42,932
Graphic Packaging Holding Co.	584	7,049
International Flavors & Fragrances, Inc.	457	64,793
International Paper Co.	460	21,818
Linde plc	3,153	513,970
LyondellBasell Industries N.V., Class A	1,440	125,237
Martin Marietta Materials, Inc.	551	97,351
NewMarket Corp.	72	28,878
Packaging Corp. of America	893	84,228
Platform Specialty Products Co. *	1,094	12,297
PPG Industries, Inc.	159	16,765
Royal Gold, Inc.	265	23,153
RPM International, Inc.	273	15,605
Sealed Air Corp.	848	33,496
Silgan Holdings, Inc.	271	7,485
Southern Copper Corp.	817	27,467
Steel Dynamics, Inc.	323	11,819
The Chemours Co.	1,629	58,237
The Scotts Miracle-Gro Co.	197	14,647
The Sherwin-Williams Co.	805	339,324
Vulcan Materials Co.	1,185	120,455
W.R. Grace & Co.	486	34,511
Westlake Chemical Corp.	332	24,535
		2,210,372

Media & Entertainment 12.3%
Activision Blizzard, Inc.	7,283	344,049
Alphabet, Inc., Class A *	2,894	3,258,326
Alphabet, Inc., Class C *	2,948	3,291,059
AMC Networks, Inc., Class A *	434	27,316
Cable One, Inc.	42	37,142
CBS Corp., Class B — Non Voting Shares	3,131	154,859
Charter Communications, Inc., Class A *	1,191	394,280
Electronic Arts, Inc. *	2,865	264,268
Facebook, Inc., Class A *	23,024	3,837,871
IAC/InterActiveCorp *	718	151,699
Lions Gate Entertainment Corp., Class A	42	771
Lions Gate Entertainment Corp., Class B	37	649
Live Nation Entertainment, Inc. *	1,323	70,794
Match Group, Inc.	519	27,761
Netflix, Inc. *	4,034	1,369,543
Omnicom Group, Inc.	1,413	110,044
Sirius XM Holdings, Inc.	16,022	93,408
Take-Two Interactive Software, Inc. *	645	68,080
The Interpublic Group of Cos., Inc.	419	9,532
The Madison Square Garden Co., Class A *	17	4,724
The Walt Disney Co.	10,343	1,153,451
TripAdvisor, Inc. *	1,002	57,495
Twitter, Inc. *	6,919	232,202
Zillow Group, Inc., Class A *	360	12,532
Zillow Group, Inc., Class C *	863	30,283
		15,002,138

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	14,671	1,177,935
Agios Pharmaceuticals, Inc. *	467	25,031
Alexion Pharmaceuticals, Inc. *	1,714	210,753
Alkermes plc *	1,518	49,897
Alnylam Pharmaceuticals, Inc. *	760	63,483
Amgen, Inc.	5,808	1,086,735
Bio-Techne Corp.	356	62,108
Biogen, Inc. *	1,846	616,158
BioMarin Pharmaceutical, Inc. *	1,701	166,987
Bluebird Bio, Inc. *	368	49,102
Bristol-Myers Squibb Co.	8,416	415,498
Bruker Corp.	405	14,199
Catalent, Inc. *	343	12,667
Celgene Corp. *	6,790	600,643
Charles River Laboratories International, Inc. *	335	41,269
Elanco Animal Health, Inc. *	338	9,863
Eli Lilly & Co.	5,610	672,415
Exact Sciences Corp. *	1,155	104,042
Exelixis, Inc. *	2,824	66,562
Gilead Sciences, Inc.	9,329	653,123
Illumina, Inc. *	1,420	397,302
Incyte Corp. *	1,691	136,278
Ionis Pharmaceuticals, Inc. *	1,200	69,600
Jazz Pharmaceuticals plc *	517	65,085
Johnson & Johnson	4,681	622,947
Merck & Co., Inc.	1,697	126,308
Mettler-Toledo International, Inc. *	236	150,606
Nektar Therapeutics *	1,503	63,637
Neurocrine Biosciences, Inc. *	858	75,693
PRA Health Sciences, Inc. *	554	58,707
Regeneron Pharmaceuticals, Inc. *	771	330,967
Sage Therapeutics, Inc. *	436	62,169
Sarepta Therapeutics, Inc. *	640	89,414
Seattle Genetics, Inc. *	1,043	79,717
Thermo Fisher Scientific, Inc.	234	57,487
Vertex Pharmaceuticals, Inc. *	2,468	471,166
Waters Corp. *	673	155,611
Zoetis, Inc.	4,684	403,573
		9,514,737

Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	86	11,327
American Tower Corp.	4,248	734,224
CBRE Group, Inc., Class A *	1,504	68,808
Colony Capital, Inc.	229	1,390
CoreSite Realty Corp.	359	35,466
Crown Castle International Corp.	3,019	353,404
Equinix, Inc.	774	304,956
Equity LifeStyle Properties, Inc.	816	86,398
Extra Space Storage, Inc.	1,011	99,695
Gaming & Leisure Properties, Inc.	716	26,850
Hudson Pacific Properties, Inc.	187	6,072
Lamar Advertising Co., Class A	724	53,902
Life Storage, Inc.	27	2,653
Omega Healthcare Investors, Inc.	184	7,395
Public Storage	1,434	304,754
SBA Communications Corp. *	1,081	197,315
Simon Property Group, Inc.	2,738	498,644
Taubman Centers, Inc.	586	29,183
The Howard Hughes Corp. *	160	17,766
		2,840,202

Security	Number of Shares	Value ($)
Retailing 10.7%
Advance Auto Parts, Inc.	210	33,432
Amazon.com, Inc. *	3,937	6,766,640
AutoZone, Inc. *	215	182,178
Best Buy Co., Inc.	594	35,189
Booking Holdings, Inc. *	459	841,260
Burlington Stores, Inc. *	641	110,066
CarMax, Inc. *	1,004	59,015
Dollar General Corp.	2,562	295,732
Dollar Tree, Inc. *	394	38,151
eBay, Inc. *	1,890	63,599
Expedia Group, Inc.	1,161	138,449
Floor & Decor Holdings, Inc., Class A *	477	16,356
GrubHub, Inc. *	868	69,787
L Brands, Inc.	436	12,138
LKQ Corp. *	548	14,369
Lowe’s Cos., Inc.	7,897	759,376
Nordstrom, Inc.	1,162	53,928
O'Reilly Automotive, Inc. *	764	263,320
Pool Corp.	375	56,216
Ross Stores, Inc.	3,525	324,723
The Gap, Inc.	130	3,307
The Home Depot, Inc.	11,158	2,047,828
The Michaels Cos., Inc. *	147	2,037
The TJX Cos., Inc.	11,971	595,318
Tiffany & Co.	213	18,900
Tractor Supply Co.	1,170	99,918
Ulta Salon, Cosmetics & Fragrance, Inc. *	545	159,096
Urban Outfitters, Inc. *	729	23,547
Wayfair, Inc., Class A *	550	60,203
Williams-Sonoma, Inc.	193	10,505
		13,154,583

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	9,055	221,033
Analog Devices, Inc.	576	56,943
Applied Materials, Inc.	9,488	370,791
Broadcom, Inc.	2,388	640,581
Cypress Semiconductor Corp.	2,440	33,843
KLA-Tencor Corp.	1,472	156,871
Lam Research Corp.	1,497	253,861
Marvell Technology Group Ltd.	1,482	27,461
Maxim Integrated Products, Inc.	2,670	144,901
Microchip Technology, Inc.	2,214	177,939
Micron Technology, Inc. *	8,566	327,393
MKS Instruments, Inc.	527	43,019
Monolithic Power Systems, Inc.	402	50,877
NVIDIA Corp.	5,634	809,888
NXP Semiconductors N.V.	180	15,665
ON Semiconductor Corp. *	3,972	79,599
Skyworks Solutions, Inc.	1,210	88,378
Teradyne, Inc.	298	10,725
Texas Instruments, Inc.	9,303	936,626
Universal Display Corp.	420	43,609
Versum Materials, Inc.	1,074	39,491
Xilinx, Inc.	2,461	275,484
		4,804,978

Software & Services 19.9%
2U, Inc. *	540	30,699
Accenture plc, Class A	6,228	956,309
Adobe Systems, Inc. *	4,762	1,180,119
Akamai Technologies, Inc. *	1,424	92,702
Alliance Data Systems Corp.	454	80,626
ANSYS, Inc. *	799	131,316
Aspen Technology, Inc. *	646	62,423

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Atlassian Corp. plc, Class A *	959	94,366
Autodesk, Inc. *	1,778	261,722
Automatic Data Processing, Inc.	4,271	597,257
Black Knight, Inc. *	1,359	66,849
Booz Allen Hamilton Holding Corp.	1,269	62,346
Broadridge Financial Solutions, Inc.	1,113	112,224
Cadence Design Systems, Inc. *	2,689	129,153
CDK Global, Inc.	1,238	60,551
Ceridian HCM Holding, Inc. *	341	14,053
Citrix Systems, Inc.	1,310	134,327
Cognizant Technology Solutions Corp., Class A	5,088	354,532
CoreLogic, Inc. *	504	18,295
DocuSign, Inc. *	726	35,901
Elastic N.V. *	67	5,695
EPAM Systems, Inc. *	491	69,467
Euronet Worldwide, Inc. *	244	28,062
Fair Isaac Corp. *	274	61,705
Fidelity National Information Services, Inc.	272	28,432
FireEye, Inc. *	1,266	22,383
First Data Corp., Class A *	5,250	129,412
Fiserv, Inc. *	3,857	319,861
FleetCor Technologies, Inc. *	847	170,933
Fortinet, Inc. *	1,364	104,441
Gartner, Inc. *	852	115,778
Genpact Ltd.	530	15,810
Global Payments, Inc.	1,528	171,564
GoDaddy, Inc., Class A *	1,543	105,896
Guidewire Software, Inc. *	774	67,090
International Business Machines Corp.	6,393	859,347
Intuit, Inc.	2,364	510,198
Jack Henry & Associates, Inc.	739	98,693
LogMeIn, Inc.	328	30,511
Manhattan Associates, Inc. *	645	31,457
Mastercard, Inc., Class A	8,901	1,879,268
Microsoft Corp.	69,505	7,258,407
Nutanix, Inc., Class A *	1,347	69,007
Okta, Inc. *	828	68,252
Oracle Corp.	2,401	120,602
Palo Alto Networks, Inc. *	880	189,042
Paychex, Inc.	3,101	219,551
Paycom Software, Inc. *	479	71,007
PayPal Holdings, Inc. *	11,502	1,020,917
Pegasystems, Inc.	373	20,996
Pluralsight, Inc., Class A *	183	5,486
Proofpoint, Inc. *	496	50,527
PTC, Inc. *	1,124	95,304
RealPage, Inc. *	706	39,374
Red Hat, Inc. *	1,714	304,818
RingCentral, Inc., Class A *	656	60,641
Sabre Corp.	2,196	50,464
salesforce.com, Inc. *	6,967	1,058,775
ServiceNow, Inc. *	1,720	378,434
SolarWinds Corp. *	233	4,089
Splunk, Inc. *	1,414	176,524
Square, Inc., Class A *	2,826	201,635
SS&C Technologies Holdings, Inc.	1,843	94,896
Switch, Inc., Class A	334	2,786
Synopsys, Inc. *	139	12,976
Tableau Software, Inc., Class A *	689	88,082
Teradata Corp. *	830	36,835
The Ultimate Software Group, Inc. *	292	79,736
The Western Union Co.	1,216	22,192
Total System Services, Inc.	1,730	155,025
Twilio, Inc., Class A *	850	94,622
Tyler Technologies, Inc. *	365	69,054
VeriSign, Inc. *	1,017	172,148
Visa, Inc., Class A	17,062	2,303,541
VMware, Inc., Class A	685	103,483
WEX, Inc. *	393	63,403
Security	Number of Shares	Value ($)
Workday, Inc., Class A *	1,404	254,868
Worldpay, Inc., Class A *	264	22,039
Zendesk, Inc. *	1,012	68,340
		24,409,651

Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	2,845	250,132
Apple, Inc.	45,987	7,654,076
Arista Networks, Inc. *	555	119,203
CDW Corp.	1,409	117,328
Cognex Corp.	1,576	71,708
Coherent, Inc. *	172	20,330
Dell Technologies, Inc., Class C *	104	5,053
F5 Networks, Inc. *	586	94,317
FLIR Systems, Inc.	110	5,377
IPG Photonics Corp. *	355	47,215
Littelfuse, Inc.	197	34,617
Motorola Solutions, Inc.	179	20,927
National Instruments Corp.	882	39,002
NCR Corp. *	945	25,279
NetApp, Inc.	2,520	160,700
Pure Storage, Inc., Class A *	1,608	28,799
Ubiquiti Networks, Inc.	153	16,556
Zebra Technologies Corp., Class A *	508	88,189
		8,798,808

Telecommunication Services 0.2%
T-Mobile US, Inc. *	1,937	134,854
Zayo Group Holdings, Inc. *	2,170	59,566
		194,420

Transportation 2.6%
C.H. Robinson Worldwide, Inc.	1,316	114,189
CSX Corp.	3,653	240,002
Delta Air Lines, Inc.	1,535	75,875
Expeditors International of Washington, Inc.	1,660	115,038
FedEx Corp.	2,360	419,065
Genesee & Wyoming, Inc., Class A *	122	9,580
JB Hunt Transport Services, Inc.	831	88,950
Landstar System, Inc.	404	41,038
Old Dominion Freight Line, Inc.	629	85,500
Schneider National, Inc., Class B	115	2,443
Southwest Airlines Co.	3,543	201,101
Union Pacific Corp.	6,585	1,047,476
United Parcel Service, Inc., Class B	6,691	705,232
XPO Logistics, Inc. *	1,203	73,118
		3,218,607
Total Common Stock
(Cost $116,828,755)		121,954,310

Other Investment Company 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	250	35,627
Total Other Investment Company
(Cost $35,629)		35,627

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 03/15/19	7	501,725	11,716
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

ETF –	Exchange-traded fund
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/19	Market Value at 01/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	8,764	4,153	(1,313)	11,604	$542,719	$31,553	($15,981)	$1,139

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$121,954,310	$—	$—	$121,954,310
Other Investment Company[1]	35,627	—	—	35,627
Futures Contracts[2]	11,716	—	—	11,716
Total	$122,001,653	$—	$—	$122,001,653
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	1,174	23,175
Aptiv plc	459	36,321
BorgWarner, Inc.	2,715	111,043
Ford Motor Co.	50,678	445,966
Garrett Motion, Inc. *	381	6,084
General Motors Co.	17,004	663,496
Gentex Corp.	1,154	24,442
Harley-Davidson, Inc.	2,088	76,964
Lear Corp.	739	113,754
The Goodyear Tire & Rubber Co.	2,995	63,464
Thor Industries, Inc.	117	7,619
Visteon Corp. *	139	10,688
		1,583,016

Banks 11.2%
Associated Banc-Corp.	2,137	46,266
Bank of America Corp.	118,760	3,381,097
Bank of Hawaii Corp.	541	41,836
Bank OZK	1,583	48,028
BankUnited, Inc.	1,317	44,528
BB&T Corp.	9,995	487,756
BOK Financial Corp.	330	27,426
CIT Group, Inc.	1,364	63,003
Citigroup, Inc.	31,715	2,044,349
Citizens Financial Group, Inc.	6,068	205,827
Comerica, Inc.	1,970	155,118
Commerce Bancshares, Inc.	1,278	76,424
Cullen/Frost Bankers, Inc.	735	71,501
East West Bancorp, Inc.	1,716	86,349
F.N.B. Corp.	4,201	48,942
Fifth Third Bancorp	8,505	228,104
First Citizens BancShares, Inc., Class A	103	41,976
First Hawaiian, Inc.	1,406	36,176
First Horizon National Corp.	4,175	61,289
First Republic Bank	2,119	204,759
Huntington Bancshares, Inc.	13,711	181,534
JPMorgan Chase & Co.	42,962	4,446,567
KeyCorp	13,350	219,875
M&T Bank Corp.	1,819	299,298
New York Community Bancorp, Inc.	6,133	71,265
PacWest Bancorp	1,585	61,165
People’s United Financial, Inc.	4,749	77,789
Pinnacle Financial Partners, Inc.	583	31,348
Popular, Inc.	1,273	69,519
Prosperity Bancshares, Inc.	859	61,109
Regions Financial Corp.	13,400	203,278
Signature Bank	267	33,992
Sterling Bancorp	2,888	55,565
SunTrust Banks, Inc.	5,824	346,062
SVB Financial Group *	160	37,341
Synovus Financial Corp.	1,459	51,678
TCF Financial Corp.	2,145	47,533
Security	Number of Shares	Value ($)
Texas Capital Bancshares, Inc. *	230	13,402
TFS Financial Corp.	624	10,177
The PNC Financial Services Group, Inc.	6,024	738,964
U.S. Bancorp	19,647	1,005,141
Umpqua Holdings Corp.	2,840	50,211
Webster Financial Corp.	1,178	63,471
Wells Fargo & Co.	55,086	2,694,256
Western Alliance Bancorp *	490	21,697
Wintrust Financial Corp.	723	51,434
Zions Bancorp NA	2,497	118,832
		18,463,257

Capital Goods 5.5%
3M Co.	1,219	244,166
Acuity Brands, Inc.	513	62,027
AECOM *	2,009	61,495
AGCO Corp.	849	54,506
Air Lease Corp.	1,172	44,466
Allegion plc	205	17,601
AMETEK, Inc.	2,390	174,231
Arconic, Inc.	5,618	105,731
Arcosa, Inc.	610	17,952
Carlisle Cos., Inc.	773	83,275
Caterpillar, Inc.	596	79,363
Colfax Corp. *	1,071	26,507
Crane Co.	649	53,711
Cummins, Inc.	1,234	181,534
Curtiss-Wright Corp.	524	59,484
Donaldson Co., Inc.	118	5,579
Dover Corp.	1,881	165,208
Eaton Corp. plc	5,670	432,338
Emerson Electric Co.	2,360	154,509
Flowserve Corp.	1,682	74,075
Fluor Corp.	1,802	65,899
Fortive Corp.	302	22,647
Fortune Brands Home & Security, Inc.	1,081	48,969
Gardner Denver Holdings, Inc. *	1,065	26,274
Gates Industrial Corp. plc *	564	8,409
General Dynamics Corp.	1,853	317,178
General Electric Co.	111,905	1,136,955
GrafTech International Ltd.	776	10,251
HD Supply Holdings, Inc. *	1,673	70,166
Hexcel Corp.	878	59,449
Honeywell International, Inc.	3,673	527,553
Hubbell, Inc.	244	26,677
Huntington Ingalls Industries, Inc.	77	15,897
IDEX Corp.	61	8,409
Ingersoll-Rand plc	1,454	145,458
ITT, Inc.	1,128	59,288
Jacobs Engineering Group, Inc.	1,654	107,179
Johnson Controls International plc	11,980	404,565
L3 Technologies, Inc.	1,013	199,439
Lennox International, Inc.	28	6,420
Lockheed Martin Corp.	277	80,244
Masco Corp.	1,261	40,869
MSC Industrial Direct Co., Inc., Class A	338	28,220

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nordson Corp.	52	6,741
nVent Electric plc	2,088	52,242
Oshkosh Corp.	937	70,322
Owens Corning	1,394	73,032
PACCAR, Inc.	4,456	291,957
Parker-Hannifin Corp.	1,407	231,888
Pentair plc	2,028	83,533
Quanta Services, Inc.	1,350	47,709
Regal Beloit Corp.	564	43,293
Resideo Technologies, Inc. *	593	13,004
Roper Technologies, Inc.	1,071	303,371
Sensata Technologies Holding plc *	960	45,600
Snap-on, Inc.	728	120,841
Stanley Black & Decker, Inc.	1,961	247,949
Teledyne Technologies, Inc. *	459	102,917
Terex Corp.	910	27,946
Textron, Inc.	2,622	139,569
The Middleby Corp. *	298	35,051
The Timken Co.	899	38,288
Trinity Industries, Inc.	1,899	44,399
United Technologies Corp.	10,523	1,242,451
Univar, Inc. *	1,352	28,162
USG Corp.	1,058	45,653
Valmont Industries, Inc.	284	36,636
Wabtec Corp.	712	49,242
Watsco, Inc.	79	11,651
WESCO International, Inc. *	598	31,335
Xylem, Inc.	1,016	72,400
		9,051,355

Commercial & Professional Services 0.6%
ADT, Inc.	1,336	9,646
Clean Harbors, Inc. *	675	39,967
Equifax, Inc.	1,131	121,040
IHS Markit Ltd. *	4,945	256,744
KAR Auction Services, Inc.	115	5,981
ManpowerGroup, Inc.	796	62,908
Nielsen Holdings plc	4,625	118,770
Republic Services, Inc.	2,630	201,747
Stericycle, Inc. *	1,080	47,606
The Dun & Bradstreet Corp.	274	39,659
Waste Management, Inc.	831	79,502
		983,570

Consumer Durables & Apparel 0.8%
Brunswick Corp.	1,015	51,075
Capri Holdings Ltd. *	853	36,235
Columbia Sportswear Co.	332	29,611
D.R. Horton, Inc.	1,830	70,364
Garmin Ltd.	1,479	102,317
Hasbro, Inc.	315	28,526
Leggett & Platt, Inc.	1,694	69,386
Lennar Corp., B Shares	96	3,660
Lennar Corp., Class A	1,709	81,041
Mattel, Inc. *	3,498	41,416
Mohawk Industries, Inc. *	809	104,191
Newell Brands, Inc.	5,625	119,306
PulteGroup, Inc.	2,239	62,267
PVH Corp.	987	107,692
Ralph Lauren Corp.	696	80,833
Skechers U.S.A., Inc., Class A *	931	25,295
Tapestry, Inc.	3,010	116,517
Toll Brothers, Inc.	888	32,803
Under Armour, Inc., Class A *	634	13,149
Under Armour, Inc., Class C *	584	11,061
Security	Number of Shares	Value ($)
VF Corp.	957	80,551
Whirlpool Corp.	812	108,004
		1,375,300

Consumer Services 2.0%
Aramark	3,222	106,165
Bright Horizons Family Solutions, Inc. *	111	12,853
Caesars Entertainment Corp. *	7,360	67,270
Carnival Corp.	5,185	298,552
Darden Restaurants, Inc.	790	82,895
Extended Stay America, Inc.	950	16,245
Graham Holdings Co., Class B	53	35,245
H&R Block, Inc.	2,175	51,308
Hyatt Hotels Corp., Class A	551	38,520
International Game Technology plc	1,168	19,108
Las Vegas Sands Corp.	1,808	105,515
McDonald’s Corp.	8,127	1,452,945
MGM Resorts International	5,864	172,636
Norwegian Cruise Line Holdings Ltd. *	2,843	146,216
Royal Caribbean Cruises Ltd.	2,155	258,708
Service Corp. International	1,194	51,247
Yum China Holdings, Inc.	4,316	157,318
Yum! Brands, Inc.	2,874	270,099
		3,342,845

Diversified Financials 7.3%
Affiliated Managers Group, Inc.	675	70,841
AGNC Investment Corp.	6,704	120,069
Ally Financial, Inc.	5,476	142,704
American Express Co.	2,929	300,808
Ameriprise Financial, Inc.	1,515	191,799
Annaly Capital Management, Inc.	17,925	187,137
AXA Equitable Holdings, Inc.	2,572	47,685
Berkshire Hathaway, Inc., Class B *	21,985	4,518,797
BGC Partners, Inc., Class A	3,428	21,219
BlackRock, Inc.	1,575	653,751
Capital One Financial Corp.	5,710	460,169
Cboe Global Markets, Inc.	106	9,887
Chimera Investment Corp.	2,424	46,129
CME Group, Inc.	4,056	739,328
Credit Acceptance Corp. *	14	5,572
Discover Financial Services	2,355	158,939
E*TRADE Financial Corp.	2,555	119,216
Franklin Resources, Inc.	3,904	115,597
Interactive Brokers Group, Inc., Class A	87	4,385
Intercontinental Exchange, Inc.	3,529	270,886
Invesco Ltd.	5,264	95,910
Jefferies Financial Group, Inc.	3,748	77,996
Lazard Ltd., Class A	132	5,252
Legg Mason, Inc.	1,062	31,648
MFA Financial, Inc.	5,831	42,741
Morgan Stanley	15,742	665,887
Nasdaq, Inc.	1,497	131,796
Navient Corp.	3,434	39,148
New Residential Investment Corp.	4,654	79,025
Northern Trust Corp.	1,909	168,870
OneMain Holdings, Inc. *	893	26,692
Raymond James Financial, Inc.	1,200	96,600
Santander Consumer USA Holdings, Inc.	1,266	24,130
SLM Corp. *	5,642	60,426
Starwood Property Trust, Inc.	3,444	76,043
State Street Corp.	4,567	323,800
Synchrony Financial	6,275	188,501
T. Rowe Price Group, Inc.	206	19,253
The Bank of New York Mellon Corp.	11,878	621,457
The Goldman Sachs Group, Inc.	4,524	895,797

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	3,195	46,615
Voya Financial, Inc.	1,862	86,453
		11,988,958

Energy 9.6%
Anadarko Petroleum Corp.	4,342	205,507
Antero Resources Corp. *	1,416	14,245
Apache Corp.	4,639	152,252
Apergy Corp. *	1,024	34,427
Baker Hughes, a GE Co.	6,632	156,316
Cabot Oil & Gas Corp.	1,509	37,650
Centennial Resource Development, Inc., Class A *	2,418	31,845
Cheniere Energy, Inc. *	908	59,610
Chesapeake Energy Corp. *	11,867	33,821
Chevron Corp.	24,736	2,835,982
Cimarex Energy Co.	1,059	79,785
CNX Resources Corp. *	2,642	32,074
Concho Resources, Inc. *	2,188	262,210
ConocoPhillips	14,963	1,012,845
Continental Resources, Inc. *	569	26,271
Devon Energy Corp.	6,061	161,526
Diamondback Energy, Inc.	1,699	175,201
EOG Resources, Inc.	6,658	660,474
EQT Corp.	3,264	63,550
Equitrans Midstream Corp. *	2,737	56,984
Extraction Oil & Gas, Inc. *	1,573	6,198
Exxon Mobil Corp.	55,014	4,031,426
Helmerich & Payne, Inc.	1,361	76,202
Hess Corp.	3,392	183,168
HollyFrontier Corp.	2,065	116,342
Kinder Morgan, Inc.	24,643	446,038
Kosmos Energy Ltd. *	2,410	12,363
Marathon Oil Corp.	10,754	169,806
Marathon Petroleum Corp.	8,700	576,462
Murphy Oil Corp.	2,118	57,927
Nabors Industries Ltd.	4,402	13,030
National Oilwell Varco, Inc.	4,928	145,277
Newfield Exploration Co. *	1,591	29,084
Noble Energy, Inc.	6,221	138,977
Occidental Petroleum Corp.	9,812	655,245
ONEOK, Inc.	3,123	200,528
Parsley Energy, Inc., Class A *	1,020	18,952
Patterson-UTI Energy, Inc.	2,814	34,134
PBF Energy, Inc., Class A	1,541	56,431
Phillips 66	5,404	515,596
Pioneer Natural Resources Co.	986	140,328
QEP Resources, Inc. *	2,968	24,545
Range Resources Corp.	2,785	30,719
RPC, Inc.	424	4,575
Schlumberger Ltd.	18,021	796,708
SM Energy Co.	1,394	27,350
Targa Resources Corp.	2,921	125,632
The Williams Cos., Inc.	15,760	424,417
Transocean Ltd. *	6,668	57,145
Valero Energy Corp.	5,501	483,098
Weatherford International plc *	11,911	7,723
Whiting Petroleum Corp. *	1,181	33,812
WPX Energy, Inc. *	5,290	64,855
		15,796,668

Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	468	60,222
The Kroger Co.	10,273	291,034
U.S. Foods Holding Corp. *	2,678	90,302
Security	Number of Shares	Value ($)
Walgreens Boots Alliance, Inc.	10,509	759,381
Walmart, Inc.	18,523	1,775,059
		2,975,998

Food, Beverage & Tobacco 3.5%
Archer-Daniels-Midland Co.	7,250	325,525
Bunge Ltd.	1,830	100,778
Campbell Soup Co.	689	24,411
ConAgra Brands, Inc.	6,248	135,207
Flowers Foods, Inc.	2,332	45,847
General Mills, Inc.	7,280	323,523
Hormel Foods Corp.	3,532	149,474
Ingredion, Inc.	934	92,466
Kellogg Co.	1,597	94,239
Lamb Weston Holdings, Inc.	1,897	137,153
McCormick & Co., Inc. — Non Voting Shares	1,498	185,213
Molson Coors Brewing Co., Class B	2,247	149,673
Mondelez International, Inc., Class A	18,540	857,660
PepsiCo, Inc.	2,079	234,241
Philip Morris International, Inc.	20,169	1,547,366
Pilgrim’s Pride Corp. *	664	13,453
Post Holdings, Inc. *	359	33,322
Seaboard Corp.	3	11,593
The Coca-Cola Co.	11,146	536,457
The Hain Celestial Group, Inc. *	1,149	21,061
The Hershey Co.	158	16,764
The JM Smucker Co.	1,425	149,454
The Kraft Heinz Co.	7,818	375,733
TreeHouse Foods, Inc. *	712	41,552
Tyson Foods, Inc., Class A	3,761	232,881
		5,835,046

Health Care Equipment & Services 6.5%
Abbott Laboratories	22,213	1,621,105
Acadia Healthcare Co., Inc. *	1,141	31,218
Anthem, Inc.	3,378	1,023,534
Baxter International, Inc.	5,767	418,050
Becton, Dickinson & Co.	3,126	779,812
Boston Scientific Corp. *	4,126	157,407
Cardinal Health, Inc.	3,863	193,034
Centene Corp. *	309	40,346
Cerner Corp. *	2,274	124,865
Cigna Corp. *	3,474	694,140
CVS Health Corp.	15,404	1,009,732
Danaher Corp.	8,026	890,244
DaVita, Inc. *	810	45,465
DENTSPLY SIRONA, Inc.	2,837	119,012
HCA Healthcare, Inc.	1,016	141,661
Henry Schein, Inc. *	1,676	130,225
Hill-Rom Holdings, Inc.	308	30,806
Hologic, Inc. *	3,519	156,244
Humana, Inc.	88	27,191
Integra LifeSciences Holdings Corp. *	201	9,519
Laboratory Corp. of America Holdings *	1,229	171,261
McKesson Corp.	2,216	284,202
MEDNAX, Inc. *	1,142	41,238
Medtronic plc	17,570	1,553,012
Molina Healthcare, Inc. *	121	16,091
Premier, Inc., Class A *	441	17,547
Quest Diagnostics, Inc.	1,763	153,998
STERIS plc	1,085	123,755
Teleflex, Inc.	478	130,733
The Cooper Cos., Inc.	527	146,907
Universal Health Services, Inc., Class B	1,083	143,530
WellCare Health Plans, Inc. *	43	11,889

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	721	78,063
Zimmer Biomet Holdings, Inc.	2,642	289,457
		10,805,293

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	467	30,173
Colgate-Palmolive Co.	9,014	583,025
Coty, Inc., Class A *	6,055	46,987
Energizer Holdings, Inc.	315	14,931
Herbalife Nutrition Ltd. *	1,143	68,237
Kimberly-Clark Corp.	583	64,935
Nu Skin Enterprises, Inc., Class A	504	33,088
Spectrum Brands Holdings, Inc.	279	15,590
The Clorox Co.	219	32,495
The Procter & Gamble Co.	32,349	3,120,708
		4,010,169

Insurance 4.2%
Aflac, Inc.	9,940	474,138
Alleghany Corp.	166	104,839
American Financial Group, Inc.	935	89,190
American International Group, Inc.	9,884	427,285
American National Insurance Co.	93	12,945
Arch Capital Group Ltd. *	4,219	123,828
Arthur J. Gallagher & Co.	2,335	174,448
Aspen Insurance Holdings Ltd.	778	32,466
Assurant, Inc.	667	64,292
Assured Guaranty Ltd.	1,343	54,472
Athene Holding Ltd., Class A *	2,069	88,760
Axis Capital Holdings Ltd.	948	50,765
Brighthouse Financial, Inc. *	1,555	58,064
Brown & Brown, Inc.	2,814	76,428
Chubb Ltd.	5,957	792,579
Cincinnati Financial Corp.	1,998	162,078
CNA Financial Corp.	355	16,280
Erie Indemnity Co., Class A	75	10,978
Everest Re Group Ltd.	315	69,001
Fidelity National Financial, Inc.	3,425	123,848
First American Financial Corp.	1,396	69,912
Lincoln National Corp.	2,766	161,783
Loews Corp.	3,623	173,542
Markel Corp. *	161	169,615
Marsh & McLennan Cos., Inc.	3,520	310,429
Mercury General Corp.	343	17,733
MetLife, Inc.	10,969	500,954
Old Republic International Corp.	3,631	73,165
Principal Financial Group, Inc.	3,627	181,604
Prudential Financial, Inc.	5,360	493,870
Reinsurance Group of America, Inc.	813	117,438
RenaissanceRe Holdings Ltd.	468	64,598
The Allstate Corp.	4,494	394,888
The Hanover Insurance Group, Inc.	545	62,152
The Hartford Financial Services Group, Inc.	4,624	216,958
The Travelers Cos., Inc.	2,767	347,369
Torchmark Corp.	1,343	112,490
Unum Group	2,666	92,670
W. R. Berkley Corp.	1,236	95,036
White Mountains Insurance Group Ltd.	39	34,849
Willis Towers Watson plc	1,680	273,487
		6,971,226

Materials 4.0%
Air Products & Chemicals, Inc.	2,850	468,511
Albemarle Corp.	1,372	110,761
Alcoa Corp. *	2,401	71,262
AptarGroup, Inc.	798	79,098
Security	Number of Shares	Value ($)
Ardagh Group S.A.	205	2,485
Ashland Global Holdings, Inc.	804	61,024
Axalta Coating Systems Ltd. *	1,659	42,504
Ball Corp.	4,333	226,529
Bemis Co., Inc.	1,170	57,143
Berry Global Group, Inc. *	856	42,158
Cabot Corp.	779	36,527
Celanese Corp.	631	60,424
CF Industries Holdings, Inc.	2,986	130,339
Domtar Corp.	847	39,724
DowDuPont, Inc.	29,799	1,603,484
Eagle Materials, Inc.	80	5,680
Eastman Chemical Co.	1,825	147,131
Ecolab, Inc.	1,818	287,553
FMC Corp.	1,030	82,194
Freeport-McMoRan, Inc.	18,897	219,961
Graphic Packaging Holding Co.	3,361	40,567
Huntsman Corp.	2,814	61,824
International Flavors & Fragrances, Inc.	687	97,403
International Paper Co.	4,698	222,826
Linde plc	2,928	477,293
LyondellBasell Industries N.V., Class A	2,131	185,333
Martin Marietta Materials, Inc.	66	11,661
NewMarket Corp.	8	3,209
Newmont Mining Corp.	6,916	235,905
Nucor Corp.	4,074	249,492
Olin Corp.	2,167	51,163
Owens-Illinois, Inc.	2,087	41,886
Platform Specialty Products Co. *	1,397	15,702
PPG Industries, Inc.	2,938	309,783
Reliance Steel & Aluminum Co.	879	71,972
Royal Gold, Inc.	500	43,685
RPM International, Inc.	1,342	76,709
Sealed Air Corp.	894	35,313
Silgan Holdings, Inc.	645	17,815
Sonoco Products Co.	1,265	72,839
Steel Dynamics, Inc.	2,400	87,816
The Mosaic Co.	4,540	146,551
The Scotts Miracle-Gro Co.	257	19,108
United States Steel Corp.	2,289	51,594
Valvoline, Inc.	2,473	54,678
Vulcan Materials Co.	100	10,165
W.R. Grace & Co.	214	15,196
Westlake Chemical Corp.	29	2,143
WestRock Co.	3,260	132,715
		6,616,838

Media & Entertainment 3.3%
Charter Communications, Inc., Class A *	666	220,479
Cinemark Holdings, Inc.	1,383	56,592
Comcast Corp., Class A	59,319	2,169,296
Discovery, Inc., Class A *	1,931	54,802
Discovery, Inc., Class C *	4,510	120,192
DISH Network Corp., Class A *	2,872	88,084
GCI Liberty, Inc., Class A *	1,300	66,170
John Wiley & Sons, Inc., Class A	587	30,395
Liberty Broadband Corp., Class A *	323	27,381
Liberty Broadband Corp., Class C *	1,355	115,202
Liberty Media Corp. — Liberty Formula One, Class A *	362	11,077
Liberty Media Corp. — Liberty Formula One, Class C *	2,532	79,429
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,102	43,838
Liberty Media Corp. — Liberty SiriusXM, Class C *	2,129	85,075
Lions Gate Entertainment Corp., Class A	622	11,426
Lions Gate Entertainment Corp., Class B	1,183	20,738

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
News Corp., Class A	4,923	63,162
News Corp., Class B	1,524	19,705
Omnicom Group, Inc.	968	75,388
Take-Two Interactive Software, Inc. *	607	64,069
The Interpublic Group of Cos., Inc.	4,483	101,988
The Madison Square Garden Co., Class A *	214	59,471
The Walt Disney Co.	5,503	613,695
Tribune Media Co., Class A	1,133	52,016
Twenty-First Century Fox, Inc., Class A	13,594	670,320
Twenty-First Century Fox, Inc., Class B	6,303	309,225
Viacom, Inc., Class A	158	5,418
Viacom, Inc., Class B	4,527	133,184
Zillow Group, Inc., Class A *	189	6,579
Zillow Group, Inc., Class C *	425	14,913
Zynga, Inc., Class A *	9,983	44,724
		5,434,033

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Agilent Technologies, Inc.	4,137	314,619
Agios Pharmaceuticals, Inc. *	41	2,198
Alexion Pharmaceuticals, Inc. *	471	57,914
Allergan plc	4,398	633,224
Alnylam Pharmaceuticals, Inc. *	149	12,446
Amgen, Inc.	485	90,748
Bio-Rad Laboratories, Inc., Class A *	273	68,215
Biogen, Inc. *	137	45,728
Bluebird Bio, Inc. *	228	30,422
Bristol-Myers Squibb Co.	9,936	490,540
Bruker Corp.	752	26,365
Catalent, Inc. *	1,437	53,068
Charles River Laboratories International, Inc. *	168	20,696
Elanco Animal Health, Inc. *	484	14,123
Eli Lilly & Co.	4,687	561,784
Gilead Sciences, Inc.	4,276	299,363
IQVIA Holdings, Inc. *	2,114	272,727
Jazz Pharmaceuticals plc *	62	7,805
Johnson & Johnson	28,583	3,803,826
Merck & Co., Inc.	31,527	2,346,555
Mylan N.V. *	6,710	200,965
PerkinElmer, Inc.	1,428	129,234
Perrigo Co., plc	1,647	76,503
Pfizer, Inc.	75,327	3,197,631
QIAGEN N.V. *	2,878	106,572
Thermo Fisher Scientific, Inc.	4,900	1,203,783
United Therapeutics Corp. *	553	63,777
Waters Corp. *	68	15,723
		14,146,554

Real Estate 5.1%
Alexandria Real Estate Equities, Inc.	1,273	167,667
American Campus Communities, Inc.	1,747	80,397
American Homes 4 Rent, Class A	3,323	73,472
Apartment Investment & Management Co., Class A	2,009	99,486
Apple Hospitality REIT, Inc.	2,820	46,276
AvalonBay Communities, Inc.	1,793	345,906
Boston Properties, Inc.	2,000	263,740
Brandywine Realty Trust	2,395	36,045
Brixmor Property Group, Inc.	3,887	66,584
Brookfield Property REIT, Inc., Class A	1,576	28,683
Camden Property Trust	1,153	111,783
CBRE Group, Inc., Class A *	2,131	97,493
Colony Capital, Inc.	5,995	36,390
Columbia Property Trust, Inc.	1,565	34,540
Corporate Office Properties Trust	1,363	33,652
Crown Castle International Corp.	1,319	154,402
CubeSmart	2,382	73,723
Security	Number of Shares	Value ($)
CyrusOne, Inc.	1,354	73,387
Digital Realty Trust, Inc.	2,663	288,509
Douglas Emmett, Inc.	2,061	77,968
Duke Realty Corp.	4,624	135,206
Empire State Realty Trust, Inc., Class A	1,780	27,519
EPR Properties	949	69,334
Equity Commonwealth	1,526	49,381
Equity Residential	4,661	338,202
Essex Property Trust, Inc.	851	230,791
Extra Space Storage, Inc.	204	20,116
Federal Realty Investment Trust	946	125,411
Gaming & Leisure Properties, Inc.	1,665	62,437
HCP, Inc.	6,117	192,930
Healthcare Trust of America, Inc., Class A	2,648	75,256
Highwoods Properties, Inc.	1,313	58,192
Hospitality Properties Trust	2,106	56,146
Host Hotels & Resorts, Inc.	9,503	171,624
Hudson Pacific Properties, Inc.	1,751	56,855
Invitation Homes, Inc.	3,874	87,126
Iron Mountain, Inc.	3,685	137,082
JBG SMITH Properties	1,357	52,448
Jones Lang LaSalle, Inc.	583	83,608
Kilroy Realty Corp.	1,274	89,766
Kimco Realty Corp.	5,234	89,030
Lamar Advertising Co., Class A	99	7,371
Liberty Property Trust	1,897	89,425
Life Storage, Inc.	560	55,031
Medical Properties Trust, Inc.	4,667	84,939
Mid-America Apartment Communities, Inc.	1,475	149,388
National Retail Properties, Inc.	2,056	108,372
Omega Healthcare Investors, Inc.	2,337	93,924
Outfront Media, Inc.	1,818	37,723
Paramount Group, Inc.	2,772	40,139
Park Hotels & Resorts, Inc.	2,579	77,551
Prologis, Inc.	8,125	561,925
Rayonier, Inc.	1,674	50,957
Realogy Holdings Corp.	1,615	28,666
Realty Income Corp.	3,843	263,976
Regency Centers Corp.	1,970	128,050
Retail Properties of America, Inc., Class A	2,837	35,860
Retail Value, Inc.	219	6,660
Senior Housing Properties Trust	3,076	42,357
Simon Property Group, Inc.	326	59,371
SITE Centers Corp.	2,109	27,565
SL Green Realty Corp.	1,060	97,976
Spirit Realty Capital, Inc.	1,117	44,367
STORE Capital Corp.	2,460	79,507
Sun Communities, Inc.	1,091	119,912
The Howard Hughes Corp. *	305	33,867
The Macerich Co.	1,746	80,595
UDR, Inc.	3,432	150,150
Uniti Group, Inc.	2,197	43,742
Ventas, Inc.	4,624	298,202
VEREIT, Inc.	12,519	101,153
VICI Properties, Inc.	5,205	112,064
Vornado Realty Trust	2,237	156,389
Weingarten Realty Investors	1,558	44,699
Welltower, Inc.	4,834	374,587
Weyerhaeuser Co.	9,704	254,633
WP Carey, Inc.	2,070	155,022
		8,494,678

Retailing 1.5%
Advance Auto Parts, Inc.	631	100,455
AutoNation, Inc. *	750	29,063
AutoZone, Inc. *	42	35,588
Best Buy Co., Inc.	2,274	134,712
CarMax, Inc. *	888	52,197

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dick’s Sporting Goods, Inc.	979	34,568
Dollar Tree, Inc. *	2,522	244,205
eBay, Inc. *	9,189	309,210
Foot Locker, Inc.	1,504	84,059
Genuine Parts Co.	1,843	183,968
Kohl’s Corp.	2,160	148,370
L Brands, Inc.	2,389	66,510
LKQ Corp. *	3,486	91,403
Macy’s, Inc.	3,976	104,569
Penske Automotive Group, Inc.	445	20,862
Qurate Retail, Inc. *	5,387	117,167
Target Corp.	6,823	498,079
The Gap, Inc.	2,677	68,103
The Michaels Cos., Inc. *	1,084	15,024
Tiffany & Co.	1,302	115,526
Williams-Sonoma, Inc.	806	43,871
		2,497,509

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	4,041	399,493
Broadcom, Inc.	2,144	575,128
Cypress Semiconductor Corp.	1,395	19,349
First Solar, Inc. *	1,063	53,777
Intel Corp.	59,328	2,795,535
Marvell Technology Group Ltd.	5,205	96,449
Micron Technology, Inc. *	3,187	121,807
NXP Semiconductors N.V.	4,224	367,615
Qorvo, Inc. *	1,619	105,818
QUALCOMM, Inc.	15,740	779,445
Skyworks Solutions, Inc.	679	49,594
Teradyne, Inc.	1,939	69,784
		5,433,794

Software & Services 2.7%
Akamai Technologies, Inc. *	134	8,723
Amdocs Ltd.	1,852	103,490
Aspen Technology, Inc. *	46	4,445
Autodesk, Inc. *	454	66,829
Booz Allen Hamilton Holding Corp.	96	4,717
Cognizant Technology Solutions Corp., Class A	744	51,842
Conduent, Inc. *	2,433	31,021
CoreLogic, Inc. *	378	13,721
DXC Technology Co.	3,635	233,076
Elastic N.V. *	32	2,720
Euronet Worldwide, Inc. *	323	37,148
Fidelity National Information Services, Inc.	3,874	404,949
FireEye, Inc. *	819	14,480
Genpact Ltd.	1,252	37,347
International Business Machines Corp.	3,351	450,442
Leidos Holdings, Inc.	1,860	107,880
LogMeIn, Inc.	215	19,999
Microsoft Corp.	5,210	544,080
Nuance Communications, Inc. *	3,694	58,624
Oracle Corp.	29,862	1,499,968
Pluralsight, Inc., Class A *	90	2,698
Sabre Corp.	670	15,397
SolarWinds Corp. *	34	597
SS&C Technologies Holdings, Inc.	181	9,320
Symantec Corp.	8,316	174,802
Synopsys, Inc. *	1,737	162,149
Teradata Corp. *	436	19,350
The Western Union Co.	4,159	75,902
Worldpay, Inc., Class A *	3,530	294,684
		4,450,400

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.2%
ARRIS International plc *	2,100	65,919
Arrow Electronics, Inc. *	1,150	87,343
Avnet, Inc.	1,427	58,792
Cisco Systems, Inc.	58,873	2,784,104
Coherent, Inc. *	86	10,165
CommScope Holding Co., Inc. *	2,469	51,627
Corning, Inc.	10,228	340,183
Dell Technologies, Inc., Class C *	1,787	86,830
Dolby Laboratories, Inc., Class A	807	52,156
EchoStar Corp., Class A *	600	24,588
FLIR Systems, Inc.	1,584	77,426
Hewlett Packard Enterprise Co.	19,063	297,192
HP, Inc.	20,565	453,047
Jabil, Inc.	2,052	54,686
Juniper Networks, Inc.	4,417	114,577
Keysight Technologies, Inc. *	2,419	179,054
Littelfuse, Inc.	51	8,962
Motorola Solutions, Inc.	1,880	219,791
National Instruments Corp.	261	11,541
NCR Corp. *	269	7,196
Trimble, Inc. *	3,234	121,793
Western Digital Corp.	3,759	169,117
Xerox Corp.	2,693	75,970
		5,352,059

Telecommunication Services 3.7%
AT&T, Inc.	94,372	2,836,822
CenturyLink, Inc.	12,481	191,209
Sprint Corp. *	8,467	52,834
T-Mobile US, Inc. *	1,385	96,423
Telephone & Data Systems, Inc.	1,286	46,579
United States Cellular Corp. *	165	9,501
Verizon Communications, Inc.	53,712	2,957,383
		6,190,751

Transportation 1.6%
Alaska Air Group, Inc.	1,547	98,931
AMERCO	89	32,277
American Airlines Group, Inc.	5,399	193,122
Copa Holdings S.A., Class A	410	38,889
CSX Corp.	5,530	363,321
Delta Air Lines, Inc.	6,208	306,861
Genesee & Wyoming, Inc., Class A *	603	47,348
JetBlue Airways Corp. *	3,915	70,431
Kansas City Southern	1,329	140,542
Kirby Corp. *	763	57,156
Knight-Swift Transportation Holdings, Inc.	1,637	51,975
Macquarie Infrastructure Corp.	1,037	44,767
Norfolk Southern Corp.	3,533	592,625
Ryder System, Inc.	682	39,495
Schneider National, Inc., Class B	499	10,599
Southwest Airlines Co.	1,940	110,114
Union Pacific Corp.	776	123,438
United Continental Holdings, Inc. *	3,171	276,733
		2,598,624

Utilities 6.2%
AES Corp.	8,564	140,364
Alliant Energy Corp.	3,101	137,901
Ameren Corp.	3,153	218,629
American Electric Power Co., Inc.	6,414	507,476
American Water Works Co., Inc.	2,353	225,112
Aqua America, Inc.	2,281	79,949
Atmos Energy Corp.	1,407	137,365

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avangrid, Inc.	737	36,754
CenterPoint Energy, Inc.	6,489	200,640
CMS Energy Corp.	3,650	190,311
Consolidated Edison, Inc.	4,039	313,628
Dominion Energy, Inc.	9,850	691,864
DTE Energy Co.	2,352	276,948
Duke Energy Corp.	9,261	812,931
Edison International	4,109	234,090
Entergy Corp.	2,344	209,061
Evergy, Inc.	3,404	195,117
Eversource Energy	4,116	285,692
Exelon Corp.	12,529	598,385
FirstEnergy Corp.	6,291	246,607
Hawaiian Electric Industries, Inc.	1,402	52,140
MDU Resources Group, Inc.	2,500	64,275
National Fuel Gas Co.	1,048	60,050
NextEra Energy, Inc.	6,199	1,109,497
NiSource, Inc.	4,674	127,507
NRG Energy, Inc.	3,755	153,617
OGE Energy Corp.	2,592	106,142
PG&E Corp. *	6,709	87,217
Pinnacle West Capital Corp.	1,447	127,510
PPL Corp.	9,361	293,187
Public Service Enterprise Group, Inc.	6,536	356,539
Sempra Energy	3,548	415,045
Security	Number of Shares	Value ($)
The Southern Co.	13,366	649,588
UGI Corp.	2,236	127,519
Vectren Corp.	1,066	77,157
Vistra Energy Corp. *	5,127	128,739
WEC Energy Group, Inc.	4,104	299,715
Xcel Energy, Inc.	6,607	345,943
		10,320,211
Total Common Stock
(Cost $161,523,598)		164,718,152

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires expires 03/15/19	12	706,020	9,105
*	Non-income producing security.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$164,718,152	$—	$—	$164,718,152
Futures Contracts[2]	9,105	—	—	9,105
Total	$164,727,257	$—	$—	$164,727,257
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.9%
Adient plc	3,564	70,353
Aptiv plc	10,273	812,902
BorgWarner, Inc.	8,093	331,004
Gentex Corp.	10,432	220,950
Harley-Davidson, Inc.	6,338	233,619
Lear Corp.	2,490	383,286
The Goodyear Tire & Rubber Co.	8,977	190,223
Thor Industries, Inc.	1,934	125,942
Visteon Corp. *	1,115	85,732
		2,454,011

Banks 4.3%
Associated Banc-Corp.	6,310	136,612
Bank of Hawaii Corp.	1,591	123,032
Bank OZK	4,743	143,903
BankUnited, Inc.	3,882	131,250
BOK Financial Corp.	1,265	105,134
CIT Group, Inc.	4,108	189,749
Citizens Financial Group, Inc.	18,153	615,750
Comerica, Inc.	6,258	492,755
Commerce Bancshares, Inc.	3,852	230,350
Cullen/Frost Bankers, Inc.	2,228	216,740
East West Bancorp, Inc.	5,581	280,836
F.N.B. Corp.	12,443	144,961
Fifth Third Bancorp	25,423	681,845
First Citizens BancShares, Inc., Class A	304	123,889
First Hawaiian, Inc.	4,159	107,011
First Horizon National Corp.	12,569	184,513
First Republic Bank	6,335	612,151
Huntington Bancshares, Inc.	40,927	541,873
KeyCorp	39,932	657,680
M&T Bank Corp.	5,431	893,617
New York Community Bancorp, Inc.	18,418	214,017
PacWest Bancorp	4,783	184,576
People’s United Financial, Inc.	14,311	234,414
Pinnacle Financial Partners, Inc.	2,906	156,256
Popular, Inc.	3,809	208,009
Prosperity Bancshares, Inc.	2,593	184,466
Regions Financial Corp.	40,082	608,044
Signature Bank	2,090	266,078
Sterling Bancorp	8,577	165,021
SunTrust Banks, Inc.	17,410	1,034,502
SVB Financial Group *	2,054	479,363
Synovus Financial Corp.	6,247	221,269
TCF Financial Corp.	6,446	142,843
Texas Capital Bancshares, Inc. *	1,932	112,578
TFS Financial Corp.	1,942	31,674
Umpqua Holdings Corp.	8,443	149,272
Webster Financial Corp.	3,539	190,681
Western Alliance Bancorp *	3,833	169,725
Security	Number of Shares	Value ($)
Wintrust Financial Corp.	2,144	152,524
Zions Bancorp NA	7,337	349,168
		11,868,131

Capital Goods 9.1%
A.O. Smith Corp.	5,519	264,139
Acuity Brands, Inc.	1,538	185,960
AECOM *	6,063	185,588
AGCO Corp.	2,517	161,591
Air Lease Corp.	3,784	143,565
Allegion plc	3,676	315,621
Allison Transmission Holdings, Inc.	4,459	217,020
AMETEK, Inc.	8,861	645,967
Arconic, Inc.	16,701	314,313
Arcosa, Inc.	1,867	54,946
Armstrong World Industries, Inc.	1,660	112,946
BWX Technologies, Inc.	3,882	180,202
Carlisle Cos., Inc.	2,268	244,332
Colfax Corp. *	3,273	81,007
Crane Co.	1,948	161,216
Cummins, Inc.	5,771	848,972
Curtiss-Wright Corp.	1,702	193,211
Donaldson Co., Inc.	4,967	234,840
Dover Corp.	5,596	491,497
Fastenal Co.	11,137	673,343
Flowserve Corp.	5,088	224,076
Fluor Corp.	5,465	199,855
Fortive Corp.	11,385	853,761
Fortune Brands Home & Security, Inc.	5,519	250,011
Gardner Denver Holdings, Inc. *	4,868	120,094
Gates Industrial Corp. plc *	1,743	25,988
Graco, Inc.	6,395	277,095
GrafTech International Ltd.	2,164	28,586
Harris Corp.	4,598	704,322
HD Supply Holdings, Inc. *	7,158	300,207
HEICO Corp.	1,502	126,919
HEICO Corp., Class A	2,944	206,168
Hexcel Corp.	3,350	226,828
Hubbell, Inc.	2,117	231,452
Huntington Ingalls Industries, Inc.	1,640	338,578
IDEX Corp.	2,974	409,996
Ingersoll-Rand plc	9,496	949,980
ITT, Inc.	3,401	178,757
Jacobs Engineering Group, Inc.	4,944	320,371
L3 Technologies, Inc.	3,036	597,728
Lennox International, Inc.	1,387	318,011
Lincoln Electric Holdings, Inc.	2,423	209,444
Masco Corp.	11,776	381,660
MSC Industrial Direct Co., Inc., Class A	1,735	144,855
Nordson Corp.	2,236	289,875
nVent Electric plc	6,195	154,999
Oshkosh Corp.	2,802	210,290
Owens Corning	4,167	218,309
PACCAR, Inc.	13,318	872,595
Parker-Hannifin Corp.	5,143	847,618
Pentair plc	6,084	250,600

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quanta Services, Inc.	5,657	199,918
Regal Beloit Corp.	1,661	127,498
Rockwell Automation, Inc.	4,666	790,980
Roper Technologies, Inc.	3,929	1,112,929
Sensata Technologies Holding plc *	6,284	298,490
Snap-on, Inc.	2,181	362,024
Spirit AeroSystems Holdings, Inc., Class A	4,092	341,273
Stanley Black & Decker, Inc.	5,867	741,823
Teledyne Technologies, Inc. *	1,370	307,181
Terex Corp.	2,544	78,126
Textron, Inc.	9,448	502,917
The Middleby Corp. *	2,126	250,060
The Timken Co.	2,640	112,438
The Toro Co.	4,006	238,357
TransDigm Group, Inc. *	1,879	734,689
Trinity Industries, Inc.	5,579	130,437
United Rentals, Inc. *	3,141	393,442
Univar, Inc. *	4,408	91,819
USG Corp.	3,180	137,217
Valmont Industries, Inc.	841	108,489
W.W. Grainger, Inc.	1,763	520,773
WABCO Holdings, Inc. *	2,018	230,516
Wabtec Corp.	3,335	230,649
Watsco, Inc.	1,235	182,138
Welbilt, Inc. *	5,112	71,670
WESCO International, Inc. *	1,838	96,311
Xylem, Inc.	6,961	496,041
		25,067,509

Commercial & Professional Services 2.4%
ADT, Inc.	3,985	28,772
Cintas Corp.	3,386	634,909
Clean Harbors, Inc. *	1,983	117,414
Copart, Inc. *	7,880	398,964
CoStar Group, Inc. *	1,387	541,956
Equifax, Inc.	4,642	496,787
IHS Markit Ltd. *	14,811	768,987
KAR Auction Services, Inc.	5,224	271,700
ManpowerGroup, Inc.	2,400	189,672
Nielsen Holdings plc	13,766	353,511
Republic Services, Inc.	8,430	646,665
Robert Half International, Inc.	4,568	294,316
Rollins, Inc.	5,641	210,071
Stericycle, Inc. *	3,234	142,555
The Dun & Bradstreet Corp.	1,444	209,005
TransUnion	7,134	433,890
Verisk Analytics, Inc. *	6,215	729,703
		6,468,877

Consumer Durables & Apparel 2.9%
Brunswick Corp.	3,380	170,081
Capri Holdings Ltd. *	5,447	231,388
Carter’s, Inc.	1,743	144,495
Columbia Sportswear Co.	1,168	104,174
D.R. Horton, Inc.	13,389	514,807
Garmin Ltd.	4,409	305,015
Hanesbrands, Inc.	13,814	207,072
Hasbro, Inc.	4,503	407,792
Leggett & Platt, Inc.	5,049	206,807
Lennar Corp., B Shares	625	23,825
Lennar Corp., Class A	11,124	527,500
lululemon Athletica, Inc. *	3,701	547,045
Mattel, Inc. *	13,246	156,833
Mohawk Industries, Inc. *	2,413	310,770
Newell Brands, Inc.	16,861	357,622
NVR, Inc. *	123	327,180
Polaris Industries, Inc.	2,272	190,575
Security	Number of Shares	Value ($)
PulteGroup, Inc.	9,875	274,624
PVH Corp.	2,961	323,075
Ralph Lauren Corp.	2,095	243,313
Skechers U.S.A., Inc., Class A *	5,117	139,029
Tapestry, Inc.	11,181	432,816
Tempur Sealy International, Inc. *	1,783	94,535
Toll Brothers, Inc.	5,298	195,708
Under Armour, Inc., Class A *	7,232	149,992
Under Armour, Inc., Class C *	7,360	139,398
VF Corp.	12,548	1,056,165
Whirlpool Corp.	2,422	322,150
		8,103,786

Consumer Services 3.1%
Aramark	9,480	312,366
Bright Horizons Family Solutions, Inc. *	2,216	256,591
Caesars Entertainment Corp. *	22,124	202,213
Chipotle Mexican Grill, Inc. *	945	500,481
Choice Hotels International, Inc.	1,341	106,154
Darden Restaurants, Inc.	4,805	504,189
Domino’s Pizza, Inc.	1,607	455,954
Dunkin’ Brands Group, Inc.	3,217	220,011
Extended Stay America, Inc.	7,263	124,197
frontdoor, Inc. *	2,622	77,926
Graham Holdings Co., Class B	162	107,730
Grand Canyon Education, Inc. *	1,829	169,987
H&R Block, Inc.	8,001	188,744
Hilton Grand Vacations, Inc. *	3,723	112,956
Hilton Worldwide Holdings, Inc.	10,824	806,171
Hyatt Hotels Corp., Class A	1,620	113,254
International Game Technology plc	3,772	61,710
MGM Resorts International	19,083	561,803
Norwegian Cruise Line Holdings Ltd. *	8,477	435,972
Royal Caribbean Cruises Ltd.	6,457	775,163
Service Corp. International	6,740	289,281
ServiceMaster Global Holdings, Inc. *	5,288	206,179
Six Flags Entertainment Corp.	2,806	172,822
The Wendy’s Co.	7,157	123,959
Vail Resorts, Inc.	1,552	292,180
Wyndham Destinations, Inc.	3,689	155,454
Wyndham Hotels & Resorts, Inc.	3,775	185,315
Wynn Resorts Ltd.	3,995	491,425
Yum China Holdings, Inc.	14,101	513,981
		8,524,168

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	2,041	214,203
AGNC Investment Corp.	20,007	358,325
Ally Financial, Inc.	16,353	426,159
Ameriprise Financial, Inc.	5,400	683,640
Annaly Capital Management, Inc.	53,652	560,127
AXA Equitable Holdings, Inc.	7,699	142,739
BGC Partners, Inc., Class A	10,604	65,639
Cboe Global Markets, Inc.	4,339	404,699
Chimera Investment Corp.	7,177	136,578
Credit Acceptance Corp. *	436	173,537
Discover Financial Services	13,016	878,450
E*TRADE Financial Corp.	9,878	460,908
Eaton Vance Corp.	4,379	168,679
Evercore, Inc., Class A	1,541	137,842
FactSet Research Systems, Inc.	1,446	316,139
Franklin Resources, Inc.	11,690	346,141
Interactive Brokers Group, Inc., Class A	2,840	143,136
Invesco Ltd.	15,671	285,526
Jefferies Financial Group, Inc.	11,308	235,319
Lazard Ltd., Class A	4,511	179,493
Legg Mason, Inc.	3,324	99,055

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LPL Financial Holdings, Inc.	3,336	234,754
MarketAxess Holdings, Inc.	1,416	304,114
MFA Financial, Inc.	17,249	126,435
Moody’s Corp.	6,461	1,024,133
Morningstar, Inc.	698	86,657
MSCI, Inc.	3,373	574,321
Nasdaq, Inc.	4,475	393,979
Navient Corp.	10,110	115,254
New Residential Investment Corp.	14,090	239,248
Northern Trust Corp.	7,910	699,719
OneMain Holdings, Inc. *	2,931	87,608
Raymond James Financial, Inc.	5,086	409,423
Santander Consumer USA Holdings, Inc.	4,422	84,283
SEI Investments Co.	5,092	242,074
SLM Corp. *	17,004	182,113
Starwood Property Trust, Inc.	10,426	230,206
Synchrony Financial	28,782	864,611
T. Rowe Price Group, Inc.	9,150	855,159
Two Harbors Investment Corp.	9,597	140,020
Virtu Financial, Inc., Class A	1,589	40,599
Voya Financial, Inc.	6,027	279,834
		13,630,878

Energy 4.2%
Antero Resources Corp. *	9,419	94,755
Apache Corp.	14,846	487,246
Apergy Corp. *	3,036	102,070
Cabot Oil & Gas Corp.	16,839	420,133
Centennial Resource Development, Inc., Class A *	6,990	92,058
Cheniere Energy, Inc. *	8,950	587,568
Chesapeake Energy Corp. *	40,447	115,274
Cimarex Energy Co.	3,649	274,916
CNX Resources Corp. *	7,816	94,886
Concho Resources, Inc. *	7,545	904,193
Continental Resources, Inc. *	3,361	155,177
Devon Energy Corp.	18,155	483,831
Diamondback Energy, Inc.	6,092	628,207
EQT Corp.	9,896	192,675
Equitrans Midstream Corp. *	8,231	171,369
Extraction Oil & Gas, Inc. *	4,447	17,521
Helmerich & Payne, Inc.	4,115	230,399
Hess Corp.	10,150	548,100
HollyFrontier Corp.	6,182	348,294
Kosmos Energy Ltd. *	9,057	46,462
Marathon Oil Corp.	32,186	508,217
Murphy Oil Corp.	6,383	174,575
Nabors Industries Ltd.	13,009	38,507
National Oilwell Varco, Inc.	14,832	437,247
Newfield Exploration Co. *	7,769	142,017
Noble Energy, Inc.	18,555	414,519
ONEOK, Inc.	15,898	1,020,811
Parsley Energy, Inc., Class A *	10,191	189,349
Patterson-UTI Energy, Inc.	8,349	101,273
PBF Energy, Inc., Class A	4,577	167,610
QEP Resources, Inc. *	9,141	75,596
Range Resources Corp.	8,055	88,847
RPC, Inc.	2,182	23,544
SM Energy Co.	4,282	84,013
Targa Resources Corp.	8,722	375,133
The Williams Cos., Inc.	47,155	1,269,884
Transocean Ltd. *	19,853	170,140
Weatherford International plc *	38,528	24,982
Whiting Petroleum Corp. *	3,515	100,634
WPX Energy, Inc. *	15,470	189,662
		11,591,694

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	1,401	180,281
Sprouts Farmers Market, Inc. *	4,810	115,344
The Kroger Co.	30,780	871,997
U.S. Foods Holding Corp. *	8,362	281,966
		1,449,588

Food, Beverage & Tobacco 2.8%
Archer-Daniels-Midland Co.	21,659	972,489
Brown-Forman Corp., Class A	2,006	94,342
Brown-Forman Corp., Class B	10,941	516,962
Bunge Ltd.	5,464	300,903
Campbell Soup Co.	6,880	243,758
ConAgra Brands, Inc.	18,709	404,863
Flowers Foods, Inc.	6,976	137,148
Hormel Foods Corp.	10,492	444,021
Ingredion, Inc.	2,735	270,765
Kellogg Co.	9,630	568,266
Keurig Dr Pepper, Inc.	6,939	188,880
Lamb Weston Holdings, Inc.	5,678	410,519
McCormick & Co., Inc. — Non Voting Shares	4,712	582,592
Molson Coors Brewing Co., Class B	6,742	449,085
Pilgrim’s Pride Corp. *	2,003	40,581
Post Holdings, Inc. *	2,515	233,442
Seaboard Corp.	10	38,642
The Hain Celestial Group, Inc. *	3,566	65,365
The Hershey Co.	5,442	577,396
The JM Smucker Co.	4,270	447,838
TreeHouse Foods, Inc. *	2,095	122,264
Tyson Foods, Inc., Class A	11,282	698,581
		7,808,702

Health Care Equipment & Services 6.1%
ABIOMED, Inc. *	1,654	580,670
Acadia Healthcare Co., Inc. *	3,388	92,696
Align Technology, Inc. *	3,073	765,023
AmerisourceBergen Corp.	6,115	509,807
athenahealth, Inc. *	1,550	208,847
Cantel Medical Corp.	1,422	115,779
Cardinal Health, Inc.	11,567	578,003
Centene Corp. *	7,866	1,027,064
Cerner Corp. *	12,285	674,569
Chemed Corp.	602	179,360
DaVita, Inc. *	5,028	282,222
DENTSPLY SIRONA, Inc.	8,442	354,142
DexCom, Inc. *	3,387	477,669
Edwards Lifesciences Corp. *	8,141	1,387,389
Encompass Health Corp.	3,796	253,725
Henry Schein, Inc. *	5,893	457,886
Hill-Rom Holdings, Inc.	2,565	256,551
Hologic, Inc. *	10,539	467,932
ICU Medical, Inc. *	602	149,778
IDEXX Laboratories, Inc. *	3,329	708,345
Insulet Corp. *	2,266	183,976
Integra LifeSciences Holdings Corp. *	2,769	131,140
Laboratory Corp. of America Holdings *	3,905	544,162
Masimo Corp. *	1,795	223,280
MEDNAX, Inc. *	3,363	121,438
Molina Healthcare, Inc. *	2,401	319,285
Penumbra, Inc. *	1,178	171,411
Premier, Inc., Class A *	2,004	79,739
Quest Diagnostics, Inc.	5,243	457,976
ResMed, Inc.	5,449	518,581
STERIS plc	3,244	370,011
Teleflex, Inc.	1,769	483,821
The Cooper Cos., Inc.	1,877	523,232

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	3,242	429,662
Varian Medical Systems, Inc. *	3,534	466,594
Veeva Systems, Inc., Class A *	4,714	514,109
WellCare Health Plans, Inc. *	1,933	534,436
West Pharmaceutical Services, Inc.	2,835	306,945
Zimmer Biomet Holdings, Inc.	7,896	865,086
		16,772,341

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	9,473	612,051
Coty, Inc., Class A *	18,175	141,038
Energizer Holdings, Inc.	2,270	107,598
Herbalife Nutrition Ltd. *	4,205	251,038
Nu Skin Enterprises, Inc., Class A	2,137	140,294
Spectrum Brands Holdings, Inc.	1,560	87,173
The Clorox Co.	4,977	738,487
		2,077,679

Insurance 3.7%
Alleghany Corp.	558	352,411
American Financial Group, Inc.	2,789	266,043
American National Insurance Co.	280	38,973
Arch Capital Group Ltd. *	14,971	439,399
Arthur J. Gallagher & Co.	7,001	523,045
Aspen Insurance Holdings Ltd.	2,314	96,563
Assurant, Inc.	1,996	192,394
Assured Guaranty Ltd.	4,054	164,430
Athene Holding Ltd., Class A *	6,131	263,020
Axis Capital Holdings Ltd.	3,188	170,717
Brighthouse Financial, Inc. *	4,619	172,473
Brown & Brown, Inc.	9,000	244,440
Cincinnati Financial Corp.	5,935	481,447
CNA Financial Corp.	1,097	50,308
Erie Indemnity Co., Class A	962	140,818
Everest Re Group Ltd.	1,573	344,566
Fidelity National Financial, Inc.	10,269	371,327
First American Financial Corp.	4,229	211,788
Lincoln National Corp.	8,245	482,250
Loews Corp.	10,776	516,170
Markel Corp. *	527	555,200
Mercury General Corp.	1,041	53,820
Old Republic International Corp.	11,014	221,932
Principal Financial Group, Inc.	10,846	543,059
Reinsurance Group of America, Inc.	2,423	350,002
RenaissanceRe Holdings Ltd.	1,548	213,670
The Hanover Insurance Group, Inc.	1,640	187,026
The Hartford Financial Services Group, Inc.	13,852	649,936
Torchmark Corp.	4,012	336,045
Unum Group	8,038	279,401
W. R. Berkley Corp.	3,676	282,648
White Mountains Insurance Group Ltd.	120	107,230
Willis Towers Watson plc	5,025	818,020
		10,120,571

Materials 5.1%
Albemarle Corp.	4,098	330,832
Alcoa Corp. *	7,269	215,744
AptarGroup, Inc.	2,417	239,573
Ardagh Group S.A.	633	7,672
Ashland Global Holdings, Inc.	2,414	183,223
Avery Dennison Corp.	3,344	349,281
Axalta Coating Systems Ltd. *	8,130	208,291
Ball Corp.	12,940	676,503
Bemis Co., Inc.	3,484	170,159
Berry Global Group, Inc. *	5,107	251,520
Cabot Corp.	2,285	107,144
Security	Number of Shares	Value ($)
Celanese Corp.	5,188	496,803
CF Industries Holdings, Inc.	8,943	390,362
Crown Holdings, Inc. *	5,018	255,918
Domtar Corp.	2,431	114,014
Eagle Materials, Inc.	1,783	126,593
Eastman Chemical Co.	5,478	441,636
FMC Corp.	5,201	415,040
Freeport-McMoRan, Inc.	56,133	653,388
Graphic Packaging Holding Co.	12,043	145,359
Huntsman Corp.	8,451	185,668
International Flavors & Fragrances, Inc.	3,913	554,785
International Paper Co.	15,859	752,192
Martin Marietta Materials, Inc.	2,437	430,569
NewMarket Corp.	296	118,723
Newmont Mining Corp.	20,677	705,292
Nucor Corp.	12,184	746,148
Olin Corp.	6,472	152,804
Owens-Illinois, Inc.	6,140	123,230
Packaging Corp. of America	3,626	342,004
Platform Specialty Products Co. *	8,655	97,282
Reliance Steel & Aluminum Co.	2,633	215,590
Royal Gold, Inc.	2,524	220,522
RPM International, Inc.	5,068	289,687
Sealed Air Corp.	6,072	239,844
Silgan Holdings, Inc.	2,986	82,473
Sonoco Products Co.	3,830	220,531
Steel Dynamics, Inc.	8,499	310,978
The Chemours Co.	6,652	237,809
The Mosaic Co.	13,569	438,007
The Scotts Miracle-Gro Co.	1,553	115,466
United States Steel Corp.	6,839	154,151
Valvoline, Inc.	7,450	164,720
Vulcan Materials Co.	5,099	518,313
W.R. Grace & Co.	2,585	183,561
Westlake Chemical Corp.	1,406	103,903
WestRock Co.	9,710	395,294
		13,878,601

Media & Entertainment 3.2%
AMC Networks, Inc., Class A *	1,692	106,494
Cable One, Inc.	166	146,800
CBS Corp., Class B — Non Voting Shares	12,604	623,394
Cinemark Holdings, Inc.	4,174	170,800
Discovery, Inc., Class A *	6,009	170,535
Discovery, Inc., Class C *	13,349	355,751
DISH Network Corp., Class A *	8,613	264,161
GCI Liberty, Inc., Class A *	3,915	199,274
IAC/InterActiveCorp *	2,887	609,965
John Wiley & Sons, Inc., Class A	1,694	87,715
Liberty Broadband Corp., Class A *	968	82,057
Liberty Broadband Corp., Class C *	4,044	343,821
Liberty Media Corp. — Liberty Formula One, Class A *	965	29,529
Liberty Media Corp. — Liberty Formula One, Class C *	7,656	240,169
Liberty Media Corp. — Liberty SiriusXM, Class A *	3,243	129,007
Liberty Media Corp. — Liberty SiriusXM, Class C *	6,435	257,143
Lions Gate Entertainment Corp., Class A	1,999	36,722
Lions Gate Entertainment Corp., Class B	3,759	65,895
Live Nation Entertainment, Inc. *	5,348	286,172
Match Group, Inc.	2,054	109,868
News Corp., Class A	14,876	190,859
News Corp., Class B	4,666	60,331
Omnicom Group, Inc.	8,628	671,949
Sirius XM Holdings, Inc.	64,244	374,543
Take-Two Interactive Software, Inc. *	4,386	462,942

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	14,845	337,724
The Madison Square Garden Co., Class A *	709	197,031
Tribune Media Co., Class A	3,365	154,487
TripAdvisor, Inc. *	4,051	232,446
Twitter, Inc. *	27,748	931,223
Viacom, Inc., Class A	415	14,230
Viacom, Inc., Class B	13,674	402,289
Zillow Group, Inc., Class A *	2,155	75,016
Zillow Group, Inc., Class C *	4,744	166,467
Zynga, Inc., Class A *	29,343	131,457
		8,718,266

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Agilent Technologies, Inc.	12,358	939,826
Agios Pharmaceuticals, Inc. *	1,955	104,788
Alkermes plc *	5,922	194,656
Alnylam Pharmaceuticals, Inc. *	3,457	288,763
Bio-Rad Laboratories, Inc., Class A *	815	203,644
Bio-Techne Corp.	1,436	250,525
BioMarin Pharmaceutical, Inc. *	6,845	671,974
Bluebird Bio, Inc. *	2,103	280,603
Bruker Corp.	3,925	137,610
Catalent, Inc. *	5,563	205,442
Charles River Laboratories International, Inc. *	1,839	226,546
Elanco Animal Health, Inc. *	2,766	80,712
Exact Sciences Corp. *	4,652	419,052
Exelixis, Inc. *	11,370	267,991
Incyte Corp. *	6,806	548,496
Ionis Pharmaceuticals, Inc. *	4,841	280,778
IQVIA Holdings, Inc. *	6,314	814,569
Jazz Pharmaceuticals plc *	2,275	286,400
Mettler-Toledo International, Inc. *	951	606,890
Mylan N.V. *	19,920	596,604
Nektar Therapeutics *	6,048	256,072
Neurocrine Biosciences, Inc. *	3,454	304,712
PerkinElmer, Inc.	4,247	384,353
Perrigo Co., plc	4,966	230,671
PRA Health Sciences, Inc. *	2,244	237,797
QIAGEN N.V. *	8,571	317,384
Sage Therapeutics, Inc. *	1,762	251,244
Sarepta Therapeutics, Inc. *	2,567	358,636
Seattle Genetics, Inc. *	4,208	321,617
United Therapeutics Corp. *	1,655	190,871
Waters Corp. *	2,915	674,006
		10,933,232

Real Estate 9.3%
Alexandria Real Estate Equities, Inc.	4,110	541,328
American Campus Communities, Inc.	5,297	243,768
American Homes 4 Rent, Class A	10,059	222,404
Apartment Investment & Management Co., Class A	5,995	296,872
Apple Hospitality REIT, Inc.	8,366	137,286
AvalonBay Communities, Inc.	5,355	1,033,087
Boston Properties, Inc.	5,992	790,165
Brandywine Realty Trust	6,916	104,086
Brixmor Property Group, Inc.	11,718	200,729
Brookfield Property REIT, Inc., Class A	4,801	87,378
Camden Property Trust	3,450	334,477
CBRE Group, Inc., Class A *	12,284	561,993
Colony Capital, Inc.	18,628	113,072
Columbia Property Trust, Inc.	4,655	102,736
CoreSite Realty Corp.	1,420	140,282
Corporate Office Properties Trust	4,046	99,896
CubeSmart	7,135	220,828
CyrusOne, Inc.	4,058	219,944
Digital Realty Trust, Inc.	7,971	863,578
Security	Number of Shares	Value ($)
Douglas Emmett, Inc.	6,274	237,345
Duke Realty Corp.	13,783	403,015
Empire State Realty Trust, Inc., Class A	5,436	84,041
EPR Properties	2,862	209,098
Equity Commonwealth	4,511	145,976
Equity LifeStyle Properties, Inc.	3,328	352,369
Equity Residential	13,918	1,009,890
Essex Property Trust, Inc.	2,549	691,289
Extra Space Storage, Inc.	4,731	466,524
Federal Realty Investment Trust	2,820	373,847
Gaming & Leisure Properties, Inc.	7,835	293,813
HCP, Inc.	18,246	575,479
Healthcare Trust of America, Inc., Class A	8,028	228,156
Highwoods Properties, Inc.	3,906	173,114
Hospitality Properties Trust	6,257	166,812
Host Hotels & Resorts, Inc.	28,436	513,554
Hudson Pacific Properties, Inc.	5,926	192,417
Invitation Homes, Inc.	11,610	261,109
Iron Mountain, Inc.	10,981	408,493
JBG SMITH Properties	4,027	155,644
Jones Lang LaSalle, Inc.	1,764	252,975
Kilroy Realty Corp.	3,843	270,778
Kimco Realty Corp.	15,791	268,605
Lamar Advertising Co., Class A	3,277	243,973
Liberty Property Trust	5,710	269,169
Life Storage, Inc.	1,760	172,955
Medical Properties Trust, Inc.	14,090	256,438
Mid-America Apartment Communities, Inc.	4,380	443,606
National Retail Properties, Inc.	6,146	323,956
Omega Healthcare Investors, Inc.	7,678	308,579
Outfront Media, Inc.	5,344	110,888
Paramount Group, Inc.	8,074	116,912
Park Hotels & Resorts, Inc.	7,819	235,117
Rayonier, Inc.	4,968	151,226
Realogy Holdings Corp.	4,525	80,319
Realty Income Corp.	11,439	785,745
Regency Centers Corp.	5,873	381,745
Retail Properties of America, Inc., Class A	8,404	106,227
Retail Value, Inc.	608	18,489
SBA Communications Corp. *	4,345	793,093
Senior Housing Properties Trust	9,059	124,742
SITE Centers Corp.	5,896	77,061
SL Green Realty Corp.	3,203	296,053
Spirit Realty Capital, Inc.	3,288	130,599
STORE Capital Corp.	7,373	238,295
Sun Communities, Inc.	3,249	357,098
Taubman Centers, Inc.	2,284	113,743
The Howard Hughes Corp. *	1,494	165,894
The Macerich Co.	5,289	244,140
UDR, Inc.	10,252	448,525
Uniti Group, Inc.	6,463	128,678
Ventas, Inc.	13,807	890,413
VEREIT, Inc.	37,618	303,953
VICI Properties, Inc.	15,495	333,607
Vornado Realty Trust	6,670	466,300
Weingarten Realty Investors	4,596	131,859
Welltower, Inc.	14,436	1,118,646
Weyerhaeuser Co.	29,079	763,033
WP Carey, Inc.	6,165	461,697
		25,641,025

Retailing 4.9%
Advance Auto Parts, Inc.	2,700	429,840
AutoNation, Inc. *	2,110	81,763
AutoZone, Inc. *	988	837,172
Best Buy Co., Inc.	9,139	541,394
Burlington Stores, Inc. *	2,577	442,497
CarMax, Inc. *	6,732	395,707

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dick’s Sporting Goods, Inc.	2,900	102,399
Dollar General Corp.	10,315	1,190,660
Dollar Tree, Inc. *	9,103	881,443
Expedia Group, Inc.	4,676	557,613
Floor & Decor Holdings, Inc., Class A *	1,909	65,460
Foot Locker, Inc.	4,433	247,760
Genuine Parts Co.	5,547	553,702
GrubHub, Inc. *	3,498	281,239
Kohl’s Corp.	6,461	443,806
L Brands, Inc.	8,888	247,442
LKQ Corp. *	12,261	321,483
Macy’s, Inc.	11,832	311,182
Nordstrom, Inc.	4,573	212,233
O'Reilly Automotive, Inc. *	3,064	1,056,038
Penske Automotive Group, Inc.	1,376	64,507
Pool Corp.	1,528	229,062
Qurate Retail, Inc. *	16,029	348,631
Ross Stores, Inc.	14,167	1,305,064
The Gap, Inc.	8,325	211,788
The Michaels Cos., Inc. *	3,891	53,929
Tiffany & Co.	4,719	418,717
Tractor Supply Co.	4,731	404,027
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,193	640,181
Urban Outfitters, Inc. *	2,886	93,218
Wayfair, Inc., Class A *	2,220	243,001
Williams-Sonoma, Inc.	3,120	169,822
		13,382,780

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	36,305	886,205
Analog Devices, Inc.	14,316	1,415,280
Cypress Semiconductor Corp.	13,864	192,294
First Solar, Inc. *	3,153	159,510
KLA-Tencor Corp.	5,938	632,813
Lam Research Corp.	6,015	1,020,024
Marvell Technology Group Ltd.	21,535	399,043
Maxim Integrated Products, Inc.	10,785	585,302
Microchip Technology, Inc.	8,919	716,820
MKS Instruments, Inc.	2,059	168,076
Monolithic Power Systems, Inc.	1,585	200,598
ON Semiconductor Corp. *	16,165	323,946
Qorvo, Inc. *	4,828	315,558
Skyworks Solutions, Inc.	6,937	506,678
Teradyne, Inc.	6,972	250,922
Universal Display Corp.	1,660	172,358
Versum Materials, Inc.	4,171	153,368
Xilinx, Inc.	9,873	1,105,184
		9,203,979

Software & Services 11.2%
2U, Inc. *	2,109	119,897
Akamai Technologies, Inc. *	6,139	399,649
Alliance Data Systems Corp.	1,835	325,878
Amdocs Ltd.	5,517	308,290
ANSYS, Inc. *	3,235	531,672
Aspen Technology, Inc. *	2,770	267,665
Atlassian Corp. plc, Class A *	3,857	379,529
Autodesk, Inc. *	8,505	1,251,936
Black Knight, Inc. *	5,487	269,906
Booz Allen Hamilton Holding Corp.	5,397	265,155
Broadridge Financial Solutions, Inc.	4,498	453,533
Cadence Design Systems, Inc. *	10,834	520,357
CDK Global, Inc.	5,023	245,675
Ceridian HCM Holding, Inc. *	1,364	56,210
Citrix Systems, Inc.	5,243	537,617
Conduent, Inc. *	7,288	92,922
CoreLogic, Inc. *	3,091	112,203
Security	Number of Shares	Value ($)
DocuSign, Inc. *	2,823	139,597
DXC Technology Co.	10,895	698,587
Elastic N.V. *	301	25,585
EPAM Systems, Inc. *	1,989	281,404
Euronet Worldwide, Inc. *	1,914	220,129
Fair Isaac Corp. *	1,113	250,648
Fidelity National Information Services, Inc.	12,647	1,321,991
FireEye, Inc. *	7,564	133,732
First Data Corp., Class A *	21,105	520,238
Fiserv, Inc. *	15,452	1,281,434
FleetCor Technologies, Inc. *	3,403	686,759
Fortinet, Inc. *	5,447	417,077
Gartner, Inc. *	3,421	464,880
Genpact Ltd.	5,742	171,284
Global Payments, Inc.	6,160	691,645
GoDaddy, Inc., Class A *	6,208	426,055
Guidewire Software, Inc. *	3,143	272,435
Jack Henry & Associates, Inc.	2,982	398,246
Leidos Holdings, Inc.	5,475	317,550
LogMeIn, Inc.	1,960	182,319
Manhattan Associates, Inc. *	2,518	122,803
Nuance Communications, Inc. *	11,141	176,808
Nutanix, Inc., Class A *	5,425	277,923
Okta, Inc. *	3,322	273,832
Palo Alto Networks, Inc. *	3,527	757,670
Paychex, Inc.	12,442	880,894
Paycom Software, Inc. *	1,923	285,066
Pegasystems, Inc.	1,453	81,789
Pluralsight, Inc., Class A *	955	28,631
Proofpoint, Inc. *	1,950	198,647
PTC, Inc. *	4,526	383,760
RealPage, Inc. *	2,760	153,925
Red Hat, Inc. *	6,863	1,220,516
RingCentral, Inc., Class A *	2,639	243,949
Sabre Corp.	10,693	245,725
ServiceNow, Inc. *	6,894	1,516,818
SolarWinds Corp. *	1,008	17,690
Splunk, Inc. *	5,679	708,966
Square, Inc., Class A *	11,338	808,966
SS&C Technologies Holdings, Inc.	7,968	410,272
Switch, Inc., Class A	1,324	11,042
Symantec Corp.	24,681	518,795
Synopsys, Inc. *	5,743	536,109
Tableau Software, Inc., Class A *	2,754	352,071
Teradata Corp. *	4,571	202,861
The Ultimate Software Group, Inc. *	1,178	321,677
The Western Union Co.	17,303	315,780
Total System Services, Inc.	6,982	625,657
Twilio, Inc., Class A *	3,409	379,490
Tyler Technologies, Inc. *	1,475	279,055
VeriSign, Inc. *	4,082	690,960
WEX, Inc. *	1,603	258,612
Workday, Inc., Class A *	5,628	1,021,651
Worldpay, Inc., Class A *	11,607	968,952
Zendesk, Inc. *	4,076	275,252
		30,592,303

Technology Hardware & Equipment 3.7%
Amphenol Corp., Class A	11,440	1,005,805
Arista Networks, Inc. *	2,238	480,678
ARRIS International plc *	6,280	197,129
Arrow Electronics, Inc. *	3,379	256,635
Avnet, Inc.	4,295	176,954
CDW Corp.	5,656	470,975
Cognex Corp.	6,387	290,608
Coherent, Inc. *	933	110,281
CommScope Holding Co., Inc. *	7,387	154,462
Corning, Inc.	30,562	1,016,492

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dell Technologies, Inc., Class C *	5,826	283,085
Dolby Laboratories, Inc., Class A	2,404	155,371
EchoStar Corp., Class A *	1,848	75,731
F5 Networks, Inc. *	2,376	382,417
FLIR Systems, Inc.	5,221	255,202
IPG Photonics Corp. *	1,398	185,934
Jabil, Inc.	6,096	162,458
Juniper Networks, Inc.	13,184	341,993
Keysight Technologies, Inc. *	7,260	537,385
Littelfuse, Inc.	937	164,650
Motorola Solutions, Inc.	6,284	734,662
National Instruments Corp.	4,304	190,323
NCR Corp. *	4,545	121,579
NetApp, Inc.	10,161	647,967
Pure Storage, Inc., Class A *	6,326	113,299
Trimble, Inc. *	9,631	362,703
Ubiquiti Networks, Inc.	592	64,060
Western Digital Corp.	11,244	505,868
Xerox Corp.	8,093	228,304
Zebra Technologies Corp., Class A *	2,051	356,054
		10,029,064

Telecommunication Services 0.4%
CenturyLink, Inc.	37,116	568,617
Sprint Corp. *	25,151	156,942
Telephone & Data Systems, Inc.	3,845	139,266
United States Cellular Corp. *	488	28,099
Zayo Group Holdings, Inc. *	8,806	241,725
		1,134,649

Transportation 2.0%
Alaska Air Group, Inc.	4,650	297,367
AMERCO	274	99,369
American Airlines Group, Inc.	16,039	573,715
C.H. Robinson Worldwide, Inc.	5,305	460,315
Copa Holdings S.A., Class A	1,206	114,389
Expeditors International of Washington, Inc.	6,684	463,201
Genesee & Wyoming, Inc., Class A *	2,280	179,026
JB Hunt Transport Services, Inc.	3,363	359,976
JetBlue Airways Corp. *	11,856	213,289
Kansas City Southern	3,971	419,933
Kirby Corp. *	2,266	169,746
Knight-Swift Transportation Holdings, Inc.	4,894	155,384
Landstar System, Inc.	1,571	159,582
Macquarie Infrastructure Corp.	3,051	131,712
Old Dominion Freight Line, Inc.	2,543	345,670
Ryder System, Inc.	2,007	116,225
Schneider National, Inc., Class B	1,907	40,505
United Continental Holdings, Inc. *	9,481	827,407
XPO Logistics, Inc. *	4,852	294,905
		5,421,716

Utilities 6.5%
AES Corp.	25,646	420,338
Alliant Energy Corp.	9,125	405,789
Ameren Corp.	9,433	654,084
American Water Works Co., Inc.	6,999	669,594
Aqua America, Inc.	6,919	242,511
Atmos Energy Corp.	4,219	411,901
Security	Number of Shares	Value ($)
Avangrid, Inc.	2,165	107,969
CenterPoint Energy, Inc.	19,438	601,023
CMS Energy Corp.	10,924	569,577
Consolidated Edison, Inc.	12,085	938,400
DTE Energy Co.	7,014	825,898
Edison International	12,327	702,269
Entergy Corp.	7,020	626,114
Evergy, Inc.	10,183	583,690
Eversource Energy	12,293	853,257
FirstEnergy Corp.	18,857	739,194
Hawaiian Electric Industries, Inc.	4,166	154,933
MDU Resources Group, Inc.	7,514	193,185
National Fuel Gas Co.	3,152	180,610
NiSource, Inc.	14,010	382,193
NRG Energy, Inc.	11,247	460,115
OGE Energy Corp.	7,741	316,994
PG&E Corp. *	19,981	259,753
Pinnacle West Capital Corp.	4,313	380,062
PPL Corp.	28,004	877,085
Public Service Enterprise Group, Inc.	19,567	1,067,380
Sempra Energy	10,614	1,241,626
UGI Corp.	6,695	381,816
Vectren Corp.	3,229	233,715
Vistra Energy Corp. *	15,261	383,204
WEC Energy Group, Inc.	12,242	894,033
Xcel Energy, Inc.	19,722	1,032,644
		17,790,956
Total Common Stock
(Cost $273,701,612)		272,664,506

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Russell Mid-Cap ETF	1,000	51,100

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (a)	1,021,663	1,021,663
Total Other Investment Companies
(Cost $1,073,080)		1,072,763

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 03/15/19	9	1,652,490	22,225
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$272,664,506	$—	$—	$272,664,506
Other Investment Companies[1]	1,072,763	—	—	1,072,763
Futures Contracts[2]	22,225	—	—	22,225
Total	$273,759,494	$—	$—	$273,759,494
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.9%
AGL Energy Ltd.	233,520	3,648,686
Alumina Ltd.	827,112	1,470,997
Amcor Ltd.	402,894	4,000,219
AMP Ltd.	1,049,166	1,729,851
APA Group	403,860	2,699,729
Aristocrat Leisure Ltd.	202,203	3,636,742
ASX Ltd.	67,402	3,129,575
Aurizon Holdings Ltd.	702,593	2,251,404
AusNet Services	630,312	757,411
Australia & New Zealand Banking Group Ltd.	1,005,456	18,303,179
Bank of Queensland Ltd.	135,798	1,006,094
Bendigo & Adelaide Bank Ltd.	161,002	1,265,153
BHP Group Ltd.	1,029,886	26,295,978
BlueScope Steel Ltd.	184,866	1,689,004
Boral Ltd.	358,158	1,295,708
Brambles Ltd.	563,677	4,373,537
Caltex Australia Ltd.	92,735	1,812,581
Challenger Ltd.	188,980	997,418
CIMIC Group Ltd.	32,661	1,064,761
Coca-Cola Amatil Ltd.	167,340	1,022,023
Cochlear Ltd.	20,253	2,862,261
Coles Group Ltd. *	403,441	3,668,698
Commonwealth Bank of Australia	609,134	31,037,303
Computershare Ltd.	157,438	2,039,551
Crown Resorts Ltd.	128,331	1,118,276
CSL Ltd.	157,972	22,462,680
Dexus	346,912	2,904,729
Domino’s Pizza Enterprises Ltd.	20,589	682,845
Flight Centre Travel Group Ltd.	17,631	553,254
Fortescue Metals Group Ltd.	537,482	2,220,291
Goodman Group	576,116	4,903,273
Harvey Norman Holdings Ltd.	213,558	524,448
Incitec Pivot Ltd.	548,693	1,324,317
Insurance Australia Group Ltd.	799,944	4,133,024
James Hardie Industries plc	160,058	1,782,754
LendLease Group	199,349	1,775,458
Macquarie Group Ltd.	113,158	9,623,828
Medibank Pvt Ltd.	949,579	1,810,308
Mirvac Group	1,322,911	2,319,559
National Australia Bank Ltd.	950,242	16,500,617
Newcrest Mining Ltd.	264,928	4,713,276
Oil Search Ltd.	495,321	2,820,198
Orica Ltd.	133,635	1,668,249
Origin Energy Ltd. *	576,553	3,012,265
QBE Insurance Group Ltd.	468,018	3,662,497
Ramsay Health Care Ltd.	49,562	2,046,922
REA Group Ltd.	18,040	997,014
Rio Tinto Ltd.	129,588	8,239,942
Santos Ltd.	623,928	2,943,817
Scentre Group	1,868,846	5,412,705
SEEK Ltd.	122,454	1,518,125
Sonic Healthcare Ltd.	156,011	2,616,866
Security	Number of Shares	Value ($)
South32 Ltd.	1,769,858	4,528,641
Stockland	839,129	2,312,923
Suncorp Group Ltd.	449,669	4,252,836
Sydney Airport	390,321	1,863,115
Tabcorp Holdings Ltd.	651,411	2,207,602
Telstra Corp., Ltd.	1,469,937	3,332,692
The GPT Group	630,950	2,667,868
TPG Telecom Ltd.	127,512	647,648
Transurban Group	916,792	8,130,349
Treasury Wine Estates Ltd.	252,786	2,844,856
Vicinity Centres	1,124,282	2,140,485
Washington H Soul Pattinson & Co., Ltd.	37,939	727,641
Wesfarmers Ltd.	395,672	9,281,898
Westpac Banking Corp.	1,200,907	21,462,635
Woodside Petroleum Ltd.	318,340	7,962,772
Woolworths Group Ltd.	455,334	9,729,572
WorleyParsons Ltd.	93,418	946,304
		321,389,237

Austria 0.2%
ANDRITZ AG	25,822	1,274,782
Erste Group Bank AG *	107,110	3,738,717
OMV AG	50,367	2,504,386
Raiffeisen Bank International AG	52,339	1,384,511
Verbund AG	23,583	1,205,264
voestalpine AG	40,375	1,290,223
		11,397,883

Belgium 1.0%
Ageas	65,455	3,043,421
Anheuser-Busch InBev S.A./N.V.	266,042	20,326,475
Colruyt S.A.	20,680	1,485,163
Groupe Bruxelles Lambert S.A.	28,820	2,715,486
KBC Group N.V.	86,290	5,858,228
Proximus	52,795	1,417,321
Solvay S.A.	26,372	2,871,114
Telenet Group Holding N.V.	18,167	840,958
UCB S.A.	44,821	3,883,878
Umicore S.A.	71,730	3,032,546
		45,474,590

Denmark 1.7%
AP Moeller — Maersk A/S, Series A	1,259	1,571,758
AP Moeller — Maersk A/S, Series B	2,281	3,050,576
Carlsberg A/S, Class B	36,892	4,223,548
Chr. Hansen Holding A/S	34,338	3,260,938
Coloplast A/S, Class B	41,536	3,794,280
Danske Bank A/S	253,289	4,692,780
DSV A/S	66,609	5,315,951
Genmab A/S *	20,301	2,959,356
H. Lundbeck A/S	24,399	1,071,356
ISS A/S	58,405	1,655,243
Novo Nordisk A/S, Class B	634,075	29,716,610

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Novozymes A/S, B Shares	75,447	3,154,981
Orsted A/S	65,194	4,711,085
Pandora A/S	39,985	1,736,451
Tryg A/S	41,405	1,056,379
Vestas Wind Systems A/S	68,839	5,690,454
William Demant Holding A/S *	35,986	1,136,822
		78,798,568

Finland 1.1%
Elisa Oyj	49,943	2,089,492
Fortum Oyj	153,965	3,499,306
Kone Oyj, Class B	119,103	5,791,153
Metso Oyj	35,248	1,036,936
Neste Oyj	44,670	4,092,672
Nokia Oyj	1,967,747	12,431,547
Nokian Renkaat Oyj	39,792	1,323,849
Orion Oyj, Class B	35,239	1,245,735
Sampo Oyj, A Shares	155,295	7,114,893
Stora Enso Oyj, R Shares	193,869	2,607,984
UPM-Kymmene Oyj	188,739	5,481,308
Wartsila Oyj Abp	155,462	2,538,486
		49,253,361

France 11.0%
Accor S.A.	64,908	2,822,913
Aeroports de Paris	10,344	1,978,816
Air Liquide S.A.	149,788	18,184,185
Airbus SE	203,529	23,458,747
Alstom S.A.	53,004	2,132,332
Amundi S.A.	20,862	1,200,338
ArcelorMittal	223,012	5,150,959
Arkema S.A.	24,689	2,339,219
Atos SE	33,660	3,069,111
AXA S.A.	679,651	15,761,220
BioMerieux	14,251	1,006,222
BNP Paribas S.A.	393,635	18,550,429
Bollore S.A.	298,236	1,230,263
Bouygues S.A.	76,170	2,695,901
Bureau Veritas S.A.	94,004	2,088,387
Capgemini SE	56,175	6,203,701
Carrefour S.A.	210,650	4,165,784
Casino Guichard Perrachon S.A. (a)	19,672	967,928
CNP Assurances	58,045	1,318,718
Compagnie de Saint-Gobain	174,428	6,019,159
Compagnie Generale des Etablissements Michelin	59,852	6,501,237
Covivio	15,464	1,580,646
Credit Agricole S.A.	383,202	4,376,711
Danone S.A.	215,897	15,711,205
Dassault Aviation S.A.	741	1,103,441
Dassault Systemes SE	45,190	5,663,734
Edenred	82,563	3,343,539
Eiffage S.A.	27,028	2,532,150
Electricite de France S.A.	207,352	3,432,196
Engie S.A.	637,751	10,223,987
EssilorLuxottica S.A.	98,824	12,518,932
Eurazeo SE	16,045	1,192,574
Eurofins Scientific SE	3,848	1,546,463
Eutelsat Communications S.A.	59,024	1,251,703
Faurecia S.A.	26,264	1,149,036
Gecina S.A.	15,857	2,330,384
Getlink SE	158,776	2,322,059
Hermes International	11,147	6,680,284
ICADE	12,019	1,012,115
Iliad S.A.	9,225	1,056,193
Imerys S.A.	12,595	663,606
Ingenico Group S.A.	21,307	1,161,398
Security	Number of Shares	Value ($)
Ipsen S.A.	11,824	1,487,890
JCDecaux S.A.	26,452	783,683
Kering S.A.	26,393	13,236,682
Klepierre S.A.	71,095	2,436,351
L'Oreal S.A.	88,079	21,229,246
Legrand S.A.	93,968	5,567,268
LVMH Moet Hennessy Louis Vuitton SE	97,105	31,151,302
Natixis S.A.	333,026	1,707,118
Orange S.A.	693,131	10,750,734
Pernod-Ricard S.A.	73,842	12,251,360
Peugeot S.A.	196,983	4,955,186
Publicis Groupe S.A.	73,108	4,463,969
Remy Cointreau S.A.	7,647	888,036
Renault S.A.	67,303	4,762,694
Rexel S.A.	102,701	1,171,058
Safran S.A.	116,874	15,355,974
Sanofi	393,299	34,184,715
Sartorius Stedim Biotech	7,873	867,805
Schneider Electric SE	191,193	13,597,955
SCOR SE	57,470	2,418,323
SEB S.A.	7,749	1,188,223
SES S.A.	125,314	2,554,055
Societe BIC S.A.	8,402	841,468
Societe Generale S.A.	265,811	8,287,853
Sodexo S.A. (a)	32,224	3,354,556
STMicroelectronics N.V.	242,850	3,874,440
Suez	130,676	1,672,959
Teleperformance	20,312	3,495,714
Thales S.A.	37,614	4,159,706
TOTAL S.A.	836,689	45,868,229
UbiSoft Entertainment S.A. *	28,516	2,530,694
Unibail-Rodamco-Westfield	48,451	8,713,991
Valeo S.A.	82,670	2,586,217
Veolia Environnement S.A.	185,305	3,914,688
Vinci S.A.	176,338	15,516,049
Vivendi S.A.	365,262	9,313,803
Wendel S.A.	9,974	1,215,385
		510,053,304

Germany 8.2%
1&1 Drillisch AG	17,966	747,522
adidas AG	65,615	15,612,506
Allianz SE	150,358	31,901,819
Aroundtown S.A.	267,854	2,369,337
Axel Springer SE	16,743	1,025,144
BASF SE	321,285	23,536,576
Bayer AG	325,691	24,685,994
Bayerische Motoren Werke AG	115,042	9,692,330
Beiersdorf AG	35,665	3,570,131
Brenntag AG	52,421	2,482,011
Commerzbank AG *	341,582	2,458,494
Continental AG	37,926	5,993,689
Covestro AG	66,614	3,681,062
Daimler AG	318,081	18,842,778
Delivery Hero SE *	32,118	1,186,224
Deutsche Bank AG	689,858	6,132,365
Deutsche Boerse AG	67,638	9,005,859
Deutsche Lufthansa AG	82,784	2,089,969
Deutsche Post AG	345,242	10,197,102
Deutsche Telekom AG	1,165,145	18,946,253
Deutsche Wohnen SE	125,104	6,249,859
E.ON SE	765,966	8,514,765
Evonik Industries AG	55,366	1,514,179
Fraport AG Frankfurt Airport Services Worldwide	14,981	1,184,007
Fresenius Medical Care AG & Co. KGaA	76,152	5,600,988

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fresenius SE & Co. KGaA	145,367	7,537,271
GEA Group AG	54,682	1,506,518
Hannover Rueck SE	21,566	3,112,699
HeidelbergCement AG	52,277	3,620,033
Henkel AG & Co. KGaA	36,079	3,307,044
HOCHTIEF AG	7,367	1,101,862
Hugo Boss AG	21,183	1,518,824
Infineon Technologies AG	397,779	8,847,984
Innogy SE	48,339	2,290,225
KION Group AG	24,718	1,427,181
LANXESS AG	30,711	1,690,366
Merck KGaA	44,578	4,680,648
METRO AG	65,086	1,101,443
MTU Aero Engines AG	17,974	3,875,953
Muenchener Rueckversicherungs-Gesellschaft AG	52,031	11,611,251
OSRAM Licht AG	30,145	1,282,725
ProSiebenSat.1 Media SE	82,277	1,468,691
Puma SE	2,781	1,548,593
QIAGEN N.V. *	78,919	2,914,775
RTL Group S.A.	13,511	739,027
RWE AG	181,355	4,510,594
SAP SE	343,012	35,469,213
Siemens AG	267,249	29,343,354
Siemens Healthineers AG *	47,652	1,880,422
Symrise AG	42,239	3,508,411
Telefonica Deutschland Holding AG	257,344	902,210
ThyssenKrupp AG	148,752	2,643,633
Uniper SE	69,192	2,006,341
United Internet AG	42,877	1,701,198
Volkswagen AG	10,970	1,913,750
Vonovia SE	172,295	8,659,303
Wirecard AG	41,039	6,804,998
Zalando SE *	41,332	1,261,180
		383,008,683

Hong Kong 4.0%
AIA Group Ltd.	4,222,800	38,129,796
ASM Pacific Technology Ltd.	109,100	1,175,473
BeiGene Ltd. ADR *	11,258	1,457,686
BOC Hong Kong (Holdings) Ltd.	1,310,500	5,063,666
CK Asset Holdings Ltd.	905,525	7,623,439
CK Hutchison Holdings Ltd.	943,525	9,528,847
CK Infrastructure Holdings Ltd.	223,000	1,800,476
CLP Holdings Ltd.	575,080	6,697,989
Dairy Farm International Holdings Ltd.	116,800	1,057,004
Galaxy Entertainment Group Ltd.	798,000	5,556,186
Hang Lung Group Ltd.	324,000	952,157
Hang Lung Properties Ltd.	614,000	1,344,441
Hang Seng Bank Ltd.	268,336	6,173,573
Henderson Land Development Co., Ltd.	466,123	2,649,777
HK Electric Investments & HK Electric Investments Ltd.	931,500	948,457
HKT Trust & HKT Ltd.	1,286,000	1,896,546
Hong Kong & China Gas Co., Ltd.	3,128,328	6,798,001
Hong Kong Exchanges & Clearing Ltd.	412,212	12,897,748
Hongkong Land Holdings Ltd.	404,200	2,907,773
Hysan Development Co., Ltd.	208,000	1,082,401
Jardine Matheson Holdings Ltd.	77,800	5,204,403
Jardine Strategic Holdings Ltd.	76,500	2,932,704
Kerry Properties Ltd.	217,500	903,391
Link REIT	734,000	8,068,230
Melco Resorts & Entertainment Ltd. ADR	82,922	1,789,457
Security	Number of Shares	Value ($)
MGM China Holdings Ltd.	331,600	643,856
Minth Group Ltd.	262,000	916,714
MTR Corp., Ltd.	539,842	3,019,208
New World Development Co., Ltd.	2,140,113	3,375,277
NWS Holdings Ltd.	533,000	1,218,935
PCCW Ltd.	1,551,000	923,293
Power Assets Holdings Ltd.	490,500	3,304,268
Sands China Ltd.	841,200	4,035,509
Shangri-La Asia Ltd.	448,000	585,006
Sino Land Co., Ltd.	1,145,765	2,060,413
SJM Holdings Ltd.	706,000	745,628
Sun Hung Kai Properties Ltd.	553,604	9,285,349
Swire Pacific Ltd., Class A	181,090	2,144,687
Swire Properties Ltd.	399,600	1,559,710
Techtronic Industries Co., Ltd.	487,000	2,842,885
The Bank of East Asia Ltd.	421,669	1,422,317
The Wharf Holdings Ltd.	459,100	1,387,630
WH Group Ltd.	3,061,000	2,624,918
Wharf Real Estate Investment Co., Ltd.	417,100	2,853,371
Wheelock & Co., Ltd.	278,000	1,782,153
Wynn Macau Ltd.	548,000	1,345,197
Yue Yuen Industrial Holdings Ltd.	247,000	842,472
		183,558,417

Ireland 0.5%
AIB Group plc	300,432	1,344,940
Bank of Ireland Group plc	329,525	1,977,339
CRH plc	290,449	8,360,452
Kerry Group plc, Class A	55,850	5,702,755
Kingspan Group plc	53,413	2,184,526
Paddy Power Betfair plc	28,684	2,345,825
Ryanair Holdings plc *	51,137	643,129
Smurfit Kappa Group plc	77,382	2,231,368
		24,790,334

Israel 0.6%
Azrieli Group Ltd.	15,758	838,961
Bank Hapoalim B.M.	372,290	2,523,458
Bank Leumi Le-Israel B.M.	529,019	3,497,555
Bezeq The Israeli Telecommunication Corp., Ltd.	671,659	538,720
Check Point Software Technologies Ltd. *	44,148	4,941,044
Elbit Systems Ltd.	7,736	958,271
Israel Chemicals Ltd.	255,462	1,482,722
Mizrahi Tefahot Bank Ltd.	46,535	865,681
Nice Ltd. *	20,922	2,306,561
Teva Pharmaceutical Industries Ltd. ADR *	341,251	6,773,832
Wix.com Ltd. *	15,258	1,668,462
		26,395,267

Italy 2.3%
Assicurazioni Generali S.p.A.	405,836	7,105,077
Atlantia S.p.A.	171,930	4,069,427
CNH Industrial N.V.	351,727	3,457,029
Davide Campari-Milano S.p.A.	205,341	1,844,901
Enel S.p.A.	2,840,481	17,167,629
Eni S.p.A.	889,669	15,085,068
EXOR N.V.	38,264	2,446,290
Ferrari N.V.	42,317	5,268,894
Fiat Chrysler Automobiles N.V. *	382,164	6,539,545
Intesa Sanpaolo S.p.A.	5,183,395	11,860,246
Leonardo S.p.A.	137,608	1,333,428
Mediobanca S.p.A.	210,052	1,830,550

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Moncler S.p.A.	62,121	2,337,902
Pirelli & C S.p.A. *	144,810	946,529
Poste Italiane S.p.A	176,756	1,522,168
Prysmian S.p.A.	84,797	1,821,718
Recordati S.p.A.	36,452	1,320,888
Snam S.p.A.	772,394	3,688,434
Telecom Italia S.p.A. *	3,909,262	2,175,132
Telecom Italia S.p.A. — RSP	2,225,747	1,089,161
Tenaris S.A.	166,430	2,090,561
Terna — Rete Elettrica Nationale S.p.A.	504,001	3,106,188
UniCredit S.p.A.	703,788	8,136,121
		106,242,886

Japan 24.6%
ABC-Mart, Inc.	11,880	682,540
Acom Co., Ltd.	86,400	302,899
Aeon Co., Ltd.	215,100	4,377,767
AEON Financial Service Co., Ltd.	38,700	750,524
Aeon Mall Co., Ltd.	33,600	558,522
AGC, Inc.	59,000	1,999,527
Air Water, Inc.	50,900	849,181
Aisin Seiki Co., Ltd.	56,000	2,213,938
Ajinomoto Co., Inc.	163,200	2,825,753
Alfresa Holdings Corp.	63,700	1,755,657
Alps Alpine Co., Ltd.	77,500	1,633,750
Amada Holdings Co., Ltd.	120,700	1,214,829
ANA Holdings, Inc.	39,000	1,437,532
Aozora Bank Ltd.	42,200	1,299,773
Asahi Group Holdings Ltd.	128,200	5,370,226
Asahi Intecc Co., Ltd.	33,600	1,462,343
Asahi Kasei Corp.	435,000	4,772,997
Asics Corp.	55,200	799,021
Astellas Pharma, Inc.	655,150	9,721,262
Bandai Namco Holdings, Inc.	69,100	3,052,609
Benesse Holdings, Inc.	24,000	626,583
Bridgestone Corp.	213,157	8,204,708
Brother Industries Ltd.	77,100	1,301,137
Calbee, Inc.	26,800	863,015
Canon, Inc.	347,895	10,005,533
Casio Computer Co., Ltd.	65,000	864,471
Central Japan Railway Co.	50,300	10,870,948
Chubu Electric Power Co., Inc.	209,900	3,322,411
Chugai Pharmaceutical Co., Ltd.	77,300	4,564,289
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,457,923
Concordia Financial Group Ltd.	382,800	1,578,918
Credit Saison Co., Ltd.	56,400	743,187
CyberAgent, Inc.	34,800	1,127,152
Dai Nippon Printing Co., Ltd.	84,300	1,951,124
Dai-ichi Life Holdings, Inc.	377,300	6,126,217
Daicel Corp.	87,700	919,826
Daifuku Co., Ltd.	35,700	1,794,138
Daiichi Sankyo Co., Ltd.	198,800	6,895,949
Daikin Industries Ltd.	86,700	9,384,506
Daito Trust Construction Co., Ltd.	24,900	3,458,414
Daiwa House Industry Co., Ltd.	199,000	6,451,845
Daiwa House REIT Investment Corp.	610	1,436,467
Daiwa Securities Group, Inc.	560,000	2,792,863
Dena Co., Ltd.	39,500	698,916
Denso Corp.	148,300	6,821,305
Dentsu, Inc.	76,000	3,604,988
Disco Corp.	9,700	1,440,015
Don Quijote Holdings Co., Ltd.	40,800	2,372,567
East Japan Railway Co.	104,760	9,705,978
Eisai Co., Ltd.	88,100	6,840,655
Electric Power Development Co., Ltd.	49,900	1,248,066
FamilyMart UNY Holdings Co., Ltd.	21,700	2,541,993
Security	Number of Shares	Value ($)
Fanuc Corp.	67,500	11,480,509
Fast Retailing Co., Ltd.	20,400	9,361,688
Fuji Electric Co., Ltd.	39,800	1,230,017
FUJIFILM Holdings Corp.	135,211	5,809,495
Fujitsu Ltd.	69,500	4,664,519
Fukuoka Financial Group, Inc.	52,600	1,162,061
Hakuhodo DY Holdings, Inc.	80,200	1,234,262
Hamamatsu Photonics K.K.	48,300	1,729,414
Hankyu Hanshin Holdings, Inc.	78,200	2,791,324
Hikari Tsushin, Inc.	7,400	1,186,096
Hino Motors Ltd.	91,400	917,657
Hirose Electric Co., Ltd.	10,564	1,134,690
Hisamitsu Pharmaceutical Co., Inc.	20,200	1,034,444
Hitachi Chemical Co., Ltd.	35,300	582,261
Hitachi Construction Machinery Co., Ltd.	36,700	932,061
Hitachi High-Technologies Corp.	23,600	852,906
Hitachi Ltd.	336,515	10,586,249
Hitachi Metals Ltd.	70,900	797,626
Honda Motor Co., Ltd.	570,639	17,131,697
Hoshizaki Corp.	18,400	1,306,639
Hoya Corp.	133,407	7,742,589
Hulic Co., Ltd.	103,700	956,882
Idemitsu Kosan Co., Ltd.	46,800	1,651,451
IHI Corp.	50,000	1,583,580
Iida Group Holdings Co., Ltd.	48,900	889,923
Inpex Corp.	354,400	3,406,641
Isetan Mitsukoshi Holdings Ltd.	114,700	1,180,425
Isuzu Motors Ltd.	195,000	2,900,692
ITOCHU Corp.	493,800	9,058,364
J. Front Retailing Co., Ltd.	80,700	925,005
Japan Airlines Co., Ltd.	39,400	1,434,493
Japan Airport Terminal Co., Ltd.	15,900	609,227
Japan Exchange Group, Inc.	176,700	3,111,453
Japan Post Bank Co., Ltd.	136,400	1,587,540
Japan Post Holdings Co., Ltd.	552,000	6,785,742
Japan Prime Realty Investment Corp.	277	1,129,764
Japan Real Estate Investment Corp.	470	2,754,963
Japan Retail Fund Investment Corp.	956	1,961,148
Japan Tobacco, Inc.	384,400	9,731,366
JFE Holdings, Inc.	173,100	3,051,304
JGC Corp.	77,200	1,184,448
JSR Corp.	66,800	1,080,050
JTEKT Corp.	68,100	884,494
JXTG Holdings, Inc.	1,145,600	6,257,415
Kajima Corp.	160,300	2,280,213
Kakaku.com, Inc.	46,500	816,345
Kamigumi Co., Ltd.	42,400	938,656
Kaneka Corp.	17,600	688,069
Kansai Paint Co., Ltd.	59,900	1,051,066
Kao Corp.	173,219	12,246,295
Kawasaki Heavy Industries Ltd.	47,600	1,199,217
KDDI Corp.	609,700	15,233,128
Keihan Holdings Co., Ltd.	34,400	1,418,554
Keikyu Corp.	81,200	1,383,004
Keio Corp.	35,300	2,027,895
Keisei Electric Railway Co., Ltd.	43,500	1,379,168
Keyence Corp.	34,000	17,496,913
Kikkoman Corp.	50,000	2,659,993
Kintetsu Group Holdings Co., Ltd.	58,500	2,553,135
Kirin Holdings Co., Ltd.	289,400	6,909,097
Kobayashi Pharmaceutical Co., Ltd.	16,800	1,067,697
Kobe Steel Ltd.	108,500	871,604
Koito Manufacturing Co., Ltd.	36,600	2,204,186
Komatsu Ltd.	324,209	8,537,111
Konami Holdings Corp.	34,000	1,561,519
Konica Minolta, Inc.	151,700	1,527,468
Kose Corp.	10,200	1,497,333
Kubota Corp.	348,400	5,523,553

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kuraray Co., Ltd.	110,400	1,697,801
Kurita Water Industries Ltd.	37,700	958,457
Kyocera Corp.	112,000	6,308,145
Kyowa Hakko Kirin Co., Ltd.	88,500	1,696,705
Kyushu Electric Power Co., Inc.	134,100	1,661,682
Kyushu Railway Co.	56,800	1,939,286
Lawson, Inc.	18,000	1,109,549
LINE Corp. *(a)	26,000	936,200
Lion Corp.	81,300	1,694,372
LIXIL Group Corp.	88,200	1,298,904
M3, Inc.	142,900	2,068,187
Makita Corp.	78,900	2,795,569
Marubeni Corp.	542,400	4,227,789
Marui Group Co., Ltd.	63,900	1,297,487
Maruichi Steel Tube Ltd.	20,600	661,675
Mazda Motor Corp.	206,800	2,288,704
McDonald’s Holdings Co., Ltd.	23,600	1,044,523
Mebuki Financial Group, Inc.	286,480	803,234
Medipal Holdings Corp.	60,000	1,384,867
MEIJI Holdings Co., Ltd.	41,800	3,232,187
Minebea Mitsumi, Inc.	134,400	2,210,753
MISUMI Group, Inc.	99,600	2,279,751
Mitsubishi Chemical Holdings Corp.	445,500	3,828,418
Mitsubishi Corp.	473,000	13,862,787
Mitsubishi Electric Corp.	638,300	8,031,911
Mitsubishi Estate Co., Ltd.	412,202	7,300,707
Mitsubishi Gas Chemical Co., Inc.	58,400	923,692
Mitsubishi Heavy Industries Ltd.	107,800	4,168,155
Mitsubishi Materials Corp.	34,800	996,171
Mitsubishi Motors Corp.	230,900	1,434,622
Mitsubishi Tanabe Pharma Corp.	89,500	1,402,159
Mitsubishi UFJ Financial Group, Inc.	4,113,809	22,066,132
Mitsubishi UFJ Lease & Finance Co., Ltd.	144,700	740,704
Mitsui & Co., Ltd.	581,300	9,497,232
Mitsui Chemicals, Inc.	64,100	1,609,230
Mitsui Fudosan Co., Ltd.	310,377	7,540,563
Mitsui O.S.K. Lines Ltd.	32,300	807,046
Mizuho Financial Group, Inc.	8,285,034	13,598,701
MonotaRO Co., Ltd.	43,200	922,448
MS&AD Insurance Group Holdings, Inc.	167,562	4,960,430
Murata Manufacturing Co., Ltd.	61,574	9,249,387
Nabtesco Corp.	40,600	1,074,151
Nagoya Railroad Co., Ltd.	64,200	1,699,050
NEC Corp.	90,300	3,034,528
Nexon Co., Ltd. *	157,300	2,393,079
NGK Insulators Ltd.	91,200	1,402,507
NGK Spark Plug Co., Ltd.	52,100	1,122,542
NH Foods Ltd.	27,600	1,092,172
Nidec Corp.	77,800	9,356,078
Nikon Corp.	111,000	1,897,925
Nintendo Co., Ltd.	39,439	11,961,373
Nippon Building Fund, Inc.	465	3,008,773
Nippon Electric Glass Co., Ltd.	29,800	829,889
Nippon Express Co., Ltd.	26,400	1,670,621
Nippon Paint Holdings Co., Ltd.	50,400	1,691,457
Nippon Prologis REIT, Inc.	588	1,282,361
Nippon Steel & Sumitomo Metal Corp.	285,541	5,287,738
Nippon Telegraph & Telephone Corp.	241,556	10,384,049
Nippon Yusen K.K.	51,500	862,216
Nissan Chemical Corp.	43,100	2,291,584
Nissan Motor Co., Ltd.	807,896	6,899,428
Nisshin Seifun Group, Inc.	66,200	1,335,915
Nissin Foods Holdings Co., Ltd.	22,500	1,432,410
Nitori Holdings Co., Ltd.	28,300	3,685,215
Nitto Denko Corp.	58,800	3,326,035
Nomura Holdings, Inc.	1,220,800	4,767,007
Security	Number of Shares	Value ($)
Nomura Real Estate Holdings, Inc.	47,800	928,351
Nomura Real Estate Master Fund, Inc.	1,342	1,923,131
Nomura Research Institute Ltd.	40,300	1,649,158
NSK Ltd.	116,800	1,139,241
NTT Data Corp.	216,200	2,577,364
NTT DOCOMO, Inc.	461,500	11,088,363
Obayashi Corp.	223,700	2,128,567
Obic Co., Ltd.	22,800	2,160,714
Odakyu Electric Railway Co., Ltd.	103,100	2,316,773
Oji Holdings Corp.	304,000	1,760,339
Olympus Corp.	100,800	4,134,921
Omron Corp.	66,300	2,722,824
Ono Pharmaceutical Co., Ltd.	134,700	2,942,663
Oracle Corp., Japan	13,000	947,169
Oriental Land Co., Ltd.	70,100	7,187,622
ORIX Corp.	465,100	7,015,482
Osaka Gas Co., Ltd.	130,600	2,585,672
Otsuka Corp.	35,800	1,158,776
Otsuka Holdings Co., Ltd.	137,100	5,623,221
Panasonic Corp.	770,612	7,546,002
Park24 Co., Ltd.	39,000	930,648
Persol Holdings Co., Ltd.	60,500	1,077,250
Pigeon Corp.	39,900	1,564,374
Pola Orbis Holdings, Inc.	32,200	963,090
Rakuten, Inc.	296,120	2,235,642
Recruit Holdings Co., Ltd.	384,700	10,325,544
Renesas Electronics Corp. *	277,200	1,598,193
Resona Holdings, Inc.	721,400	3,644,933
Ricoh Co., Ltd.	237,400	2,528,993
Rinnai Corp.	12,200	807,772
Rohm Co., Ltd.	32,700	2,307,952
Ryohin Keikaku Co., Ltd.	8,100	1,930,547
Sankyo Co., Ltd.	16,700	647,226
Santen Pharmaceutical Co., Ltd.	123,800	1,712,453
SBI Holdings, Inc.	78,990	1,687,367
Secom Co., Ltd.	73,100	6,120,073
Sega Sammy Holdings, Inc.	57,400	808,943
Seibu Holdings, Inc.	76,700	1,332,498
Seiko Epson Corp.	85,300	1,327,694
Sekisui Chemical Co., Ltd.	126,500	1,963,471
Sekisui House Ltd.	221,800	3,314,888
Seven & i Holdings Co., Ltd.	264,503	11,517,249
Seven Bank Ltd.	211,400	629,724
SG Holdings Co., Ltd.	34,100	915,354
Sharp Corp.	57,900	616,443
Shimadzu Corp.	77,000	1,770,806
Shimamura Co., Ltd.	7,700	666,787
Shimano, Inc.	26,100	3,662,252
Shimizu Corp.	196,600	1,673,104
Shin-Etsu Chemical Co., Ltd.	124,260	10,477,180
Shinsei Bank Ltd.	52,100	705,390
Shionogi & Co., Ltd.	96,600	5,958,063
Shiseido Co., Ltd.	132,000	7,852,247
Showa Denko K.K.	47,400	1,592,050
Showa Shell Sekiyu K.K.	68,300	1,017,616
SMC Corp.	20,100	6,633,947
Softbank Corp. *	585,800	7,222,671
SoftBank Group Corp.	288,400	22,715,458
Sohgo Security Services Co., Ltd.	25,300	1,104,335
Sompo Holdings, Inc.	117,300	4,422,701
Sony Corp.	443,800	22,237,456
Sony Financial Holdings, Inc.	51,100	972,372
Stanley Electric Co., Ltd.	48,500	1,408,684
Subaru Corp.	212,200	4,982,892
Sumco Corp.	78,100	1,087,404
Sumitomo Chemical Co., Ltd.	537,600	2,804,436
Sumitomo Corp.	389,000	6,023,091

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	57,400	1,351,423
Sumitomo Electric Industries Ltd.	259,200	3,693,171
Sumitomo Heavy Industries Ltd.	37,400	1,268,725
Sumitomo Metal Mining Co., Ltd.	80,300	2,322,508
Sumitomo Mitsui Financial Group, Inc.	466,046	17,337,828
Sumitomo Mitsui Trust Holdings, Inc.	114,600	4,340,975
Sumitomo Realty & Development Co., Ltd.	126,600	4,834,838
Sumitomo Rubber Industries Ltd.	59,100	821,501
Sundrug Co., Ltd.	25,100	803,257
Suntory Beverage & Food Ltd.	48,200	2,134,134
Suzuken Co., Ltd.	25,300	1,328,391
Suzuki Motor Corp.	120,400	6,287,353
Sysmex Corp.	58,600	3,266,760
T&D Holdings, Inc.	191,300	2,374,814
Taiheiyo Cement Corp.	43,000	1,476,350
Taisei Corp.	73,200	3,446,429
Taisho Pharmaceutical Holdings Co., Ltd.	10,900	1,107,103
Taiyo Nippon Sanso Corp.	44,900	711,554
Takashimaya Co., Ltd.	46,800	636,005
Takeda Pharmaceutical Co., Ltd.	518,390	20,929,084
TDK Corp.	44,800	3,545,292
Teijin Ltd.	59,400	1,026,603
Terumo Corp.	107,000	6,108,850
The Bank of Kyoto Ltd.	18,800	799,186
The Chiba Bank Ltd.	204,000	1,241,771
The Chugoku Electric Power Co., Inc.	99,200	1,357,474
The Kansai Electric Power Co., Inc.	242,900	3,697,304
The Shizuoka Bank Ltd.	146,000	1,221,626
The Yokohama Rubber Co., Ltd.	43,000	912,067
THK Co., Ltd.	44,300	1,058,362
Tobu Railway Co., Ltd.	66,700	1,883,762
Toho Co., Ltd.	39,500	1,440,927
Toho Gas Co., Ltd.	25,400	1,090,991
Tohoku Electric Power Co., Inc.	155,800	2,112,272
Tokio Marine Holdings, Inc.	236,599	11,585,234
Tokyo Century Corp.	15,400	721,011
Tokyo Electric Power Co. Holdings, Inc. *	506,690	3,118,647
Tokyo Electron Ltd.	54,900	8,016,533
Tokyo Gas Co., Ltd.	126,840	3,335,284
Tokyu Corp.	171,000	2,926,590
Tokyu Fudosan Holdings Corp.	214,600	1,169,150
Toppan Printing Co., Ltd.	84,000	1,376,677
Toray Industries, Inc.	494,400	3,664,045
Toshiba Corp.	228,317	7,230,048
Tosoh Corp.	86,500	1,228,520
TOTO Ltd.	48,700	1,891,232
Toyo Seikan Group Holdings Ltd.	52,000	1,170,488
Toyo Suisan Kaisha Ltd.	30,800	1,108,739
Toyoda Gosei Co., Ltd.	23,300	509,778
Toyota Industries Corp.	50,200	2,486,961
Toyota Motor Corp.	797,903	49,111,000
Toyota Tsusho Corp.	75,700	2,407,694
Trend Micro, Inc.	42,000	2,234,687
Tsuruha Holdings, Inc.	11,100	1,027,482
Unicharm Corp.	142,100	4,397,655
United Urban Investment Corp.	999	1,595,000
USS Co., Ltd.	73,800	1,292,212
Welcia Holdings Co., Ltd.	16,400	622,048
West Japan Railway Co.	57,500	4,199,576
Yahoo Japan Corp.	952,600	2,574,832
Yakult Honsha Co., Ltd.	41,200	2,749,590
Yamada Denki Co., Ltd.	219,600	1,081,418
Yamaguchi Financial Group, Inc.	67,000	681,077
Security	Number of Shares	Value ($)
Yamaha Corp.	47,500	2,078,769
Yamaha Motor Co., Ltd.	96,900	2,076,922
Yamato Holdings Co., Ltd.	105,400	2,808,434
Yamazaki Baking Co., Ltd.	41,200	809,270
Yaskawa Electric Corp.	82,300	2,329,323
Yokogawa Electric Corp.	77,200	1,437,707
ZOZO, Inc.	67,500	1,365,838
		1,145,700,752

Netherlands 3.4%
ABN AMRO Group N.V. CVA	150,467	3,752,038
Aegon N.V.	608,608	3,135,389
AerCap Holdings N.V. *	45,580	2,154,111
Akzo Nobel N.V.	78,062	6,718,589
ASML Holding N.V.	143,463	25,087,013
Coca-Cola European Partners plc	72,330	3,441,461
Heineken Holding N.V.	40,473	3,513,567
Heineken N.V.	90,084	8,091,258
ING Groep N.V.	1,362,140	16,162,892
Koninklijke Ahold Delhaize N.V.	435,614	11,476,730
Koninklijke DSM N.V.	63,182	5,908,536
Koninklijke KPN N.V.	1,183,127	3,637,192
Koninklijke Philips N.V.	331,159	13,055,967
Koninklijke Vopak N.V.	20,852	1,059,680
NN Group N.V.	105,390	4,450,340
NXP Semiconductors N.V.	119,514	10,401,303
Randstad N.V.	41,762	2,013,114
Unilever N.V. CVA	538,920	28,859,260
Wolters Kluwer N.V.	100,192	6,231,034
		159,149,474

New Zealand 0.2%
a2 Milk Co., Ltd. *	256,733	2,257,838
Auckland International Airport Ltd.	347,573	1,769,005
Fisher & Paykel Healthcare Corp., Ltd.	195,767	1,703,763
Fletcher Building Ltd. *	296,856	1,025,935
Meridian Energy Ltd.	422,027	1,028,353
Ryman Healthcare Ltd.	142,738	1,034,302
Spark New Zealand Ltd.	628,248	1,766,065
		10,585,261

Norway 0.7%
Aker BP A.S.A.	36,170	1,205,196
DNB A.S.A.	332,549	5,902,486
Equinor A.S.A.	408,051	9,330,569
Gjensidige Forsikring A.S.A.	67,176	1,160,338
Mowi A.S.A.	146,523	3,236,772
Norsk Hydro A.S.A.	488,157	2,263,108
Orkla A.S.A.	286,314	2,314,082
Schibsted A.S.A., B Shares	33,945	1,077,748
Telenor A.S.A.	259,382	4,910,603
Yara International A.S.A.	60,898	2,518,201
		33,919,103

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP — Energias de Portugal S.A.	897,840	3,279,458
Galp Energia, SGPS, S.A.	177,836	2,778,600
Jeronimo Martins, SGPS, S.A.	86,083	1,219,982
		7,278,040

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Singapore 1.4%
Ascendas Real Estate Investment Trust	916,000	1,868,037
CapitaLand Commercial Trust	876,700	1,227,254
CapitaLand Ltd.	877,800	2,176,257
CapitaLand Mall Trust	867,100	1,548,422
City Developments Ltd.	139,100	952,056
ComfortDelGro Corp., Ltd.	750,800	1,302,813
DBS Group Holdings Ltd.	625,346	11,145,260
Genting Singapore Ltd.	2,208,600	1,809,982
Golden Agri-Resources Ltd.	2,252,500	425,074
Jardine Cycle & Carriage Ltd.	35,600	1,000,372
Keppel Corp., Ltd.	496,100	2,255,868
Oversea-Chinese Banking Corp., Ltd.	1,092,106	9,368,834
SATS Ltd.	251,300	906,544
Sembcorp Industries Ltd.	337,200	650,533
Singapore Airlines Ltd.	199,700	1,434,642
Singapore Exchange Ltd.	268,800	1,528,508
Singapore Press Holdings Ltd.	542,400	1,013,212
Singapore Technologies Engineering Ltd.	536,500	1,485,682
Singapore Telecommunications Ltd.	2,867,137	6,446,488
Suntec Real Estate Investment Trust	763,800	1,095,938
United Overseas Bank Ltd.	466,833	8,749,008
UOL Group Ltd.	166,967	826,277
Venture Corp., Ltd.	95,200	1,156,370
Wilmar International Ltd.	673,900	1,669,086
Yangzijiang Shipbuilding Holdings Ltd.	842,600	880,645
		62,923,162

Spain 3.1%
ACS Actividades de Construccion y Servicios S.A.	86,477	3,578,776
Aena SME S.A.	23,535	4,068,188
Amadeus IT Group S.A.	153,123	11,134,859
Banco Bilbao Vizcaya Argentaria S.A.	2,323,787	13,792,020
Banco De Sabadell S.A.	1,986,788	2,278,059
Banco Santander S.A.	5,689,013	26,980,896
Bankia S.A.	368,834	1,075,142
Bankinter S.A.	211,653	1,652,640
CaixaBank S.A.	1,240,290	4,690,773
Enagas S.A.	79,388	2,313,997
Endesa S.A.	114,361	2,860,335
Ferrovial S.A.	169,972	3,811,601
Grifols S.A.	104,325	2,721,462
Iberdrola S.A.	2,119,914	17,522,101
Iberdrola S.A., Interim Shares *(b)	46,600	385,171
Industria de Diseno Textil S.A.	380,526	10,644,530
International Consolidated Airlines Group S.A.	207,995	1,755,160
Mapfre S.A.	369,050	1,026,834
Naturgy Energy Group S.A.	121,188	3,387,790
Red Electrica Corp. S.A.	153,975	3,548,419
Repsol S.A.	486,836	8,545,454
Siemens Gamesa Renewable Energy S.A. *	83,038	1,178,904
Telefonica S.A.	1,624,828	13,976,080
		142,929,191

Sweden 2.7%
Alfa Laval AB	100,193	2,271,558
Assa Abloy AB, Class B	338,786	6,312,972
Atlas Copco AB, A Shares	233,121	6,081,972
Atlas Copco AB, B Shares	136,494	3,266,197
Boliden AB	97,186	2,432,395
Electrolux AB, B Shares	86,372	2,043,750
Security	Number of Shares	Value ($)
Epiroc AB, Class A *	222,713	2,138,562
Epiroc AB, Class B *	137,305	1,230,674
Essity AB, Class B	209,401	5,793,820
Hennes & Mauritz AB, B Shares	302,286	4,703,509
Hexagon AB, B Shares	91,374	4,474,716
Husqvarna AB, B Shares	154,895	1,183,892
ICA Gruppen AB (a)	27,425	964,584
Industrivarden AB, C Shares	55,379	1,141,702
Investor AB, B Shares	158,647	6,977,514
Kinnevik AB, Class B	84,914	2,074,780
LE Lundbergfortagen AB, B Shares	28,402	876,966
Lundin Petroleum AB	67,414	2,156,269
Millicom International Cellular S.A. SDR *	22,945	1,437,062
Nordea Bank Abp	1,061,699	9,662,823
Sandvik AB	389,647	6,226,497
Securitas AB, B Shares	106,175	1,707,284
Skandinaviska Enskilda Banken AB, A Shares	571,276	5,996,479
Skanska AB, B Shares	119,749	2,096,825
SKF AB, B Shares	130,882	2,204,604
Svenska Handelsbanken AB, A Shares	515,486	5,605,833
Swedbank AB, A Shares	316,656	7,193,297
Swedish Match AB	60,106	2,692,873
Tele2 AB, B Shares	174,603	2,185,907
Telefonaktiebolaget LM Ericsson, B Shares	1,074,869	9,580,812
Telia Co. AB	984,394	4,289,940
Volvo AB, B Shares	547,365	7,887,457
		124,893,525

Switzerland 8.6%
ABB Ltd.	632,257	12,101,847
Adecco Group AG	55,359	2,774,095
Baloise Holding AG	17,153	2,656,620
Barry Callebaut AG	736	1,252,143
Chocoladefabriken Lindt & Spruengli AG	35	2,569,259
Chocoladefabriken Lindt & Spruengli AG — Participation Certificates	385	2,448,020
Cie Financiere Richemont S.A.	179,091	12,344,366
Clariant AG *	70,720	1,404,715
Credit Suisse Group AG *	874,559	10,630,566
Dufry AG *	11,198	1,119,977
EMS-Chemie Holding AG	2,933	1,464,932
Geberit AG	13,062	5,106,346
Givaudan S.A.	3,238	7,855,572
Julius Baer Group Ltd. *	78,953	3,173,297
Kuehne & Nagel International AG	19,314	2,611,852
LafargeHolcim Ltd. *	165,015	7,760,287
Lonza Group AG *	25,293	6,682,362
Nestle S.A.	1,064,768	92,830,607
Novartis AG	756,643	66,055,511
Pargesa Holding S.A.	13,070	1,031,697
Partners Group Holding AG	6,124	4,212,111
Roche Holding AG	245,208	65,234,081
Schindler Holding AG	21,141	4,486,506
SGS S.A.	1,871	4,516,670
Sika AG	45,650	6,028,348
Sonova Holding AG	19,451	3,650,482
Straumann Holding AG	3,507	2,546,160
Swiss Life Holding AG *	11,731	4,839,637
Swiss Prime Site AG *	25,589	2,167,720
Swiss Re AG	106,241	10,189,004
Swisscom AG	9,144	4,382,740
Temenos AG *	21,013	2,836,425

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Swatch Group AG	18,643	1,037,337
The Swatch Group AG — Bearer Shares	11,078	3,173,425
UBS Group AG *	1,348,356	17,479,679
Vifor Pharma AG	16,082	2,046,823
Zurich Insurance Group AG	52,548	16,492,332
		399,193,551

United Kingdom 16.9%
3i Group plc	338,002	3,772,349
Admiral Group plc	69,074	1,878,263
Anglo American plc	368,805	9,425,097
Antofagasta plc	135,883	1,553,405
Ashtead Group plc	171,961	4,361,785
Associated British Foods plc	122,805	3,854,067
AstraZeneca plc	442,229	32,035,895
Auto Trader Group plc	334,934	2,010,057
Aviva plc	1,367,558	7,437,614
Babcock International Group plc	88,680	617,663
BAE Systems plc	1,114,713	7,499,088
Barclays plc	5,962,271	12,427,477
Barratt Developments plc	355,943	2,517,629
BHP Group plc	738,451	16,498,986
BP plc	6,927,637	47,323,682
British American Tobacco plc	801,112	28,239,227
BT Group plc	2,875,384	8,768,196
Bunzl plc	111,299	3,509,493
Burberry Group plc	145,889	3,448,663
Carnival plc	60,193	3,405,657
Centrica plc	1,954,583	3,512,473
Coca-Cola HBC AG *	71,813	2,413,572
Compass Group plc	552,145	11,815,098
ConvaTec Group plc	459,155	860,851
Croda International plc	46,573	2,948,686
DCC plc	35,068	2,870,789
Diageo plc	858,984	32,784,339
Direct Line Insurance Group plc	434,830	1,921,962
easyJet plc	53,857	892,367
Experian plc	321,040	8,060,534
Ferguson plc	81,717	5,472,026
Fresnillo plc	73,923	975,999
G4S plc	537,296	1,377,809
GlaxoSmithKline plc	1,731,341	33,630,543
Glencore plc *	3,993,230	16,237,755
GVC Holdings plc	189,684	1,671,455
Hammerson plc	274,751	1,343,187
Hargreaves Lansdown plc	96,679	2,076,062
HSBC Holdings plc	6,951,570	58,533,945
Imperial Brands plc	327,094	10,857,575
Informa plc	417,488	3,708,251
InterContinental Hotels Group plc	60,501	3,438,127
Intertek Group plc	57,570	3,714,943
Investec plc	241,081	1,549,627
ITV plc	1,233,280	2,093,460
J. Sainsbury plc	617,733	2,313,071
John Wood Group plc	234,019	1,660,922
Johnson Matthey plc	66,634	2,661,996
Kingfisher plc	727,754	2,126,025
Land Securities Group plc	253,674	2,884,871
Legal & General Group plc	2,016,829	6,871,130
Lloyds Banking Group plc	24,863,666	18,955,175
London Stock Exchange Group plc	110,202	6,627,653
Marks & Spencer Group plc	570,793	2,159,639
Meggitt plc	273,939	1,855,326
Melrose Industries plc	1,733,462	3,842,267
Merlin Entertainments plc	247,676	1,097,581
Micro Focus International plc	149,529	2,850,783
Mondi plc	119,850	2,898,345
Security	Number of Shares	Value ($)
National Grid plc	1,165,484	12,691,413
Next plc	49,157	3,126,319
NMC Health plc	35,412	1,198,785
Pearson plc	270,754	3,218,967
Persimmon plc	108,900	3,397,196
Prudential plc	906,374	17,725,168
Reckitt Benckiser Group plc	234,505	18,043,909
RELX plc	687,346	15,224,383
Rio Tinto plc	410,245	22,695,626
Rolls-Royce Holdings plc *	592,641	6,888,524
Royal Bank of Scotland Group plc	1,615,187	5,123,715
Royal Dutch Shell plc, A Shares	1,603,920	49,722,195
Royal Dutch Shell plc, B Shares	1,308,618	40,630,808
Royal Mail plc	300,009	1,057,057
RSA Insurance Group plc	363,145	2,448,615
Schroders plc	41,448	1,421,834
Segro plc	347,949	2,957,811
Severn Trent plc	82,813	2,176,095
Smith & Nephew plc	308,202	5,806,127
Smiths Group plc	134,931	2,562,266
SSE plc	357,959	5,502,913
St. James’s Place plc	179,909	2,217,588
Standard Chartered plc	976,885	7,878,687
Standard Life Aberdeen plc	805,097	2,661,637
Taylor Wimpey plc	1,050,253	2,277,209
Tesco plc	3,424,537	10,025,130
The Berkeley Group Holdings plc	45,035	2,217,367
The British Land Co., plc	318,945	2,402,643
The Sage Group plc	389,148	3,198,552
The Weir Group plc	86,864	1,719,004
TUI AG	150,921	2,285,159
Unilever plc	390,283	20,503,146
United Utilities Group plc	235,373	2,574,284
Vodafone Group plc	9,327,453	17,011,247
Whitbread plc	64,958	4,162,195
WM Morrison Supermarkets plc	766,512	2,357,146
WPP plc	446,328	5,107,610
		786,368,842
Total Common Stock
(Cost $4,030,897,500)		4,613,303,431

Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	19,919	1,472,267
Fuchs Petrolub SE	23,960	1,123,967
Henkel AG & Co. KGaA	62,046	6,039,181
Porsche Automobil Holding SE	52,344	3,403,772
Sartorius AG	13,132	1,971,310
Volkswagen AG	63,498	10,830,639
Total Preferred Stock
(Cost $24,204,531)		24,841,136

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	86,477	47,462
Total Rights
(Cost $44,193)		47,462

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.33% (c)	6,130,832	6,130,832
Total Other Investment Company
(Cost $6,130,832)		6,130,832
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
BNP Paribas
Euro
(0.57%), 02/01/19 (d)	143,657	164,430
Brown Brothers Harriman
Australian Dollar
0.79%, 02/01/19 (d)	1,462,935	1,063,408
Hong Kong Dollar
0.64%, 02/01/19 (d)	12,434	1,585
Japanese Yen
(0.32%), 02/01/19 (d)	940,150	8,631
Swiss Franc
(1.44%), 02/01/19 (d)	1	1
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Citibank
Pound Sterling
0.36%, 02/01/19 (d)	147,185	193,048
Total Short-Term Investments
(Cost $1,431,103)		1,431,103

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	33	3,016,365	59,937
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,907,645.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,299,271,920	$—	$1,299,271,920
Australia	3,668,698	317,720,539	—	321,389,237
France	2,776,400	507,276,904	—	510,053,304
Germany	1,548,593	381,460,090	—	383,008,683
Hong Kong	4,195,600	179,362,817	—	183,558,417
Ireland	2,345,825	22,444,509	—	24,790,334
Israel	13,383,338	13,011,929	—	26,395,267
Japan	7,222,671	1,138,478,081	—	1,145,700,752
Netherlands	15,996,875	143,152,599	—	159,149,474
New Zealand	1,025,935	9,559,326	—	10,585,261
Portugal	—	7,278,040	— *	7,278,040
Spain	—	142,544,020	385,171	142,929,191
Switzerland	2,569,259	396,624,292	—	399,193,551
Preferred Stock[1]	—	24,841,136	—	24,841,136
Rights [1]	47,462	—	—	47,462
Other Investment Company[1]	6,130,832	—	—	6,130,832
Short-Term Investments[1]	—	1,431,103	—	1,431,103

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts[2]	$59,937	$—	$—	$59,937
Total	$60,971,425	$4,584,457,305	$385,171	$4,645,813,901
*	Level 3 amount shown includes securities determined to have no value at January 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN19

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 19, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: March 19, 2019